Schedule of Investments	January 31, 2025 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.5%
Materials — 0.5%
Kingsgate Consolidated * (A)	4,782,292	$3,758,514
Silver Mines * (A)	29,523,374	1,417,968

TOTAL AUSTRALIA		5,176,482
BOSNIA AND HERZEGOVINA — 1.3%
Materials — 1.3%
Adriatic Metals, Cl CDI * (A)	5,855,939	15,194,957

BRAZIL — 23.2%
Materials — 23.2%
Wheaton Precious Metals (A)	4,394,011	274,493,867

CANADA — 43.9%
Materials — 43.9%
AbraSilver Resource * (A)	2,565,542	5,190,428
Aftermath Silver * (A)	3,707,624	1,408,040
Aya Gold & Silver * (A)	2,476,755	19,974,796
Discovery Silver * (A)	6,413,484	6,819,793
Dolly Varden Silver * (A)	3,699,313	2,579,876
Endeavour Silver * (A)	5,321,842	21,021,276
First Majestic Silver (A)	6,366,565	36,399,212
First Majestic Silver (A)	89,250	508,725
Fortuna Mining *	6,727,840	34,190,853
GoGold Resources *	6,417,766	6,824,346
Guanajuato Silver *	8,136,748	1,123,666
MAG Silver *	2,017,340	31,814,981
McEwen Mining *	950,489	7,832,029
New Pacific Metals * (A)	1,949,406	2,409,416
Osisko Gold Royalties	2,939,800	54,563,662
Pan American Silver	7,344,011	170,454,495
Prime Mining *	2,335,306	2,902,504
Silvercorp Metals	4,521,101	14,204,046
SilverCrest Metals *	3,155,830	33,187,151
SSR Mining *	4,343,812	34,880,810
Triple Flag Precious Metals	1,354,558	21,736,529

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vizsla Silver *	4,980,443	$10,213,648

TOTAL CANADA		520,240,282
MEXICO — 7.7%
Materials — 7.7%
Fresnillo	3,825,375	33,082,269
Industrias Penoles *	4,080,442	57,949,620

TOTAL MEXICO		91,031,889
PERU — 6.0%
Materials — 6.0%
Cia de Minas Buenaventura SAA ADR	4,419,200	56,388,992
Hochschild Mining *	6,698,220	14,648,195

TOTAL PERU		71,037,187
SOUTH KOREA — 8.3%
Materials — 8.3%
Korea Zinc	173,842	98,586,241

UNITED STATES — 9.1%
Materials — 9.1%
Coeur Mining *	8,545,990	56,403,534
Gold Resource *	1,887,742	653,536
Hecla Mining	8,811,083	50,046,952
Hycroft Mining Holding * (A)	376,470	873,410

TOTAL UNITED STATES		107,977,432
TOTAL COMMON STOCK (Cost $1,080,411,827)		1,183,738,337

	Face Amount
U.S. TREASURY OBLIGATION — 8.4%
U.S. Treasury Bill 4.264%, 03/04/25(B)	$100,000,000	99,657,424
TOTAL U.S. TREASURY OBLIGATION (Cost $99,669,444)		99,657,424

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 2.8%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $7,860,043 (collateralized by various U.S. Government Obligations, ranging in par value $1,787 - $2,050,440, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $7,978,996)	$7,857,195	$7,857,195
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $7,860,037 (collateralized by various U.S. Government Obligations, ranging in par value $343,170 - $4,633,671, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $7,978,953)	7,857,195	7,857,195
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $2,006,823 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $245 - $627,167, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $2,036,948)	2,006,096	2,006,096
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $7,860,043 (collateralized by various U.S. Government Obligations, ranging in par value $5,095 - $2,536,645, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $7,980,488)	7,857,195	7,857,195

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $7,860,037 (collateralized by various U.S. Government Obligations, ranging in par value $3,078 - $16,892,658, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $7,981,798)	$7,857,195	$7,857,195
TOTAL REPURCHASE AGREEMENTS (Cost $33,434,876)		33,434,876
TOTAL INVESTMENTS — 111.2% (Cost $1,213,516,147)		$1,316,830,637

Percentages are based on Net Assets of $1,184,520,126.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $48,345,588.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $33,434,876. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $18,956,579.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,183,738,337	$—	$—	$1,183,738,337
U.S. Treasury Obligation	—	99,657,424	—	99,657,424
Repurchase Agreements	—	33,434,876	—	33,434,876
Total Investments in Securities	$1,183,738,337	$133,092,300	$—	$1,316,830,637

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Silver Miners ETF

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 15.4%
Materials — 15.4%
29Metals * (A)	21,087,272	$3,090,992
BHP Group	4,974,253	123,952,201
Develop Global * (A)	6,414,269	10,042,237
Glencore	27,341,559	119,075,751
Metals Acquisition, Cl A * (A)	1,747,689	18,036,150
Sandfire Resources *	16,273,840	101,609,358
SolGold * (A)	50,187,093	4,489,899
WA1 Resources *	1,738,436	14,714,589

TOTAL AUSTRALIA		395,011,177
BRAZIL — 1.8%
Materials — 1.8%
ERO Copper * (A)	3,387,624	45,519,187

CANADA — 17.9%
Materials — 17.9%
Altius Minerals	1,335,782	24,912,461
Capstone Copper *	19,144,072	107,600,722
Foran Mining *	10,578,491	27,756,441
HudBay Minerals	14,068,878	116,378,497
NGEx Minerals *	4,082,122	36,783,492
Solaris Resources * (A)	3,134,327	10,085,250
Taseko Mines *	10,260,074	19,083,738
Teck Resources, Cl B	2,834,929	116,215,940

TOTAL CANADA		458,816,541
CHILE — 9.8%
Materials — 9.8%
Antofagasta PLC	6,116,064	131,091,084
Lundin Mining	15,109,685	119,771,575

TOTAL CHILE		250,862,659
CHINA — 13.2%
Materials — 13.2%
China Gold International Resources *	8,512,200	48,014,681
China Nonferrous Mining	46,133,900	30,137,783

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Jiangxi Copper, Cl H	38,666,501	$60,940,581
Jinchuan Group International Resources (A)	171,500,200	11,445,673
MMG *	140,731,560	46,057,996
Wanguo Gold Group (A)	8,299,590	14,209,730
Zijin Mining Group, Cl H	67,279,035	125,722,926

TOTAL CHINA		336,529,370
CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	3,393,159	14,503,562

DEMOCRATIC REPUBLIC OF THE CONGO — 4.3%
Materials — 4.3%
Ivanhoe Mines, Cl A * (A)	10,279,260	110,795,269

GERMANY — 3.3%
Materials — 3.3%
Aurubis (A)	1,081,395	85,268,268

JAPAN — 7.6%
Materials — 7.6%
Mitsubishi Materials	4,409,620	69,725,248
Nittetsu Mining	320,008	9,826,529
Sumitomo Metal Mining	4,916,889	113,928,303

TOTAL JAPAN		193,480,080
MEXICO — 4.6%
Materials — 4.6%
Southern Copper	1,287,377	117,949,481

POLAND — 4.5%
Materials — 4.5%
KGHM Polska Miedz	3,711,566	115,109,670

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SAUDI ARABIA — 1.2%
Materials — 1.2%
Al Masane Al Kobra Mining	1,820,077	$30,377,482

SWEDEN — 5.4%
Materials — 5.4%
Boliden	4,626,442	139,470,743

UNITED KINGDOM — 0.5%
Materials — 0.5%
Central Asia Metals	6,302,343	11,793,400

UNITED STATES — 4.2%
Materials — 4.2%
Freeport-McMoRan	2,988,192	107,126,683

ZAMBIA — 5.6%
Materials — 5.6%
First Quantum Minerals *	11,316,121	142,130,324

TOTAL COMMON STOCK (Cost $2,889,361,964)		2,554,743,896

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.6%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $3,707,482 (collateralized by various U.S. Government Obligations, ranging in par value $843 - $967,166, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $3,763,591)	$3,706,139	3,706,139

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $3,707,479 (collateralized by various U.S. Government Obligations, ranging in par value $161,869 - $2,185,644, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $3,763,570)	$3,706,139	$3,706,139
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $946,593 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $116 - $295,827, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $960,803)	946,250	946,250
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $3,707,482 (collateralized by various U.S. Government Obligations, ranging in par value $2,403 - $1,196,503, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $3,764,295)	3,706,139	3,706,139
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $3,707,479 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,452 - $7,968,052, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $3,764,913)	3,706,139	3,706,139
TOTAL REPURCHASE AGREEMENTS (Cost $15,770,806)		15,770,806
TOTAL INVESTMENTS — 100.5% (Cost $2,905,132,770)		$2,570,514,702

Percentages are based on Net Assets of $2,556,460,325.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Copper Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $15,162,908.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $15,770,806. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $4,358,011.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,187,837,044	$366,906,852	$—	$2,554,743,896
Repurchase Agreements	—	15,770,806	—	15,770,806
Total Investments in Securities	$2,187,837,044	$382,677,658	$—	$2,570,514,702

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 32.7%
Materials — 32.7%
Bellevue Gold *	737,042	$574,661
Capricorn Metals *	203,440	979,633
De Grey Mining *	1,148,935	1,440,460
Emerald Resources NL *	309,508	835,929
Firefinch *(A) (B)	825,148	—
Genesis Minerals *	587,483	1,168,949
Gold Road Resources	610,023	943,643
OceanaGold	420,918	1,261,373
Perseus Mining	815,366	1,459,634
Ramelius Resources (B)	661,253	1,018,765
Regis Resources *	448,420	855,886
Resolute Mining *	1,240,441	321,095
Spartan Resources *	444,673	374,442
Vault Minerals *	3,652,822	888,593
West African Resources *	623,019	648,974
Westgold Resources	550,200	885,421

TOTAL AUSTRALIA		13,657,458
CANADA — 43.1%
Materials — 43.1%
Alamos Gold, Cl A	89,480	1,877,643
Artemis Gold *	86,188	939,097
Calibre Mining *	439,398	785,804
Centerra Gold	124,828	783,488
Dundee Precious Metals	106,799	1,086,241
Endeavour Silver *	146,042	577,815
Equinox Gold *	213,716	1,294,175
Fortuna Mining *	184,594	938,106
G Mining Ventures *	66,225	651,161
K92 Mining *	138,759	924,581
Lundin Gold	58,325	1,449,819
McEwen Mining *	26,463	218,055
New Gold *	448,274	1,358,828
Novagold Resources *	146,021	457,046
Orla Mining *	124,826	768,823
Seabridge Gold * (B)	44,852	552,128
Skeena Resources *	46,447	457,334
SSR Mining *	119,184	957,916

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Torex Gold Resources *	51,079	$1,087,358
Victoria Gold *(A)	43,114	—
Wesdome Gold Mines *	88,884	881,322

TOTAL CANADA		18,046,740
COLOMBIA — 0.8%
Materials — 0.8%
Aris Mining *	86,516	323,184

INDONESIA — 6.1%
Materials — 6.1%
Aneka Tambang	5,006,034	426,895
Bumi Resources Minerals *	52,609,300	1,232,930
Merdeka Copper Gold *	9,121,453	875,771

TOTAL INDONESIA		2,535,596
PERU — 1.0%
Materials — 1.0%
Hochschild Mining *	183,805	401,959

SOUTH AFRICA — 1.9%
Materials — 1.9%
DRDGOLD (B)	255,809	263,071
Pan African Resources	1,092,891	543,186

TOTAL SOUTH AFRICA		806,257
TÜRKIYE — 4.5%
Materials — 4.5%
Eldorado Gold *	99,765	1,523,771
Koza Altin Isletmeleri *	563,931	355,151

TOTAL TÜRKIYE		1,878,922
UNITED KINGDOM — 0.6%
Materials — 0.6%
Greatland Gold *	2,752,918	259,968

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 9.3%
Materials — 9.3%
Coeur Mining *	234,466	$1,547,476
Hecla Mining	336,238	1,909,832
Perpetua Resources *	38,280	451,985

TOTAL UNITED STATES		3,909,293
TOTAL COMMON STOCK (Cost $35,466,765)		41,819,377

	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources#(A) Expires (Cost –)	46,614	—

(Cost $–)		—

	Face Amount
REPURCHASE AGREEMENT(C) — 0.4%
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $187,048 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $23 - $58,456, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $189,856) (Cost $186,980)	$186,980	186,980
TOTAL INVESTMENTS — 100.4% (Cost $35,653,745)		$42,006,357

Percentages are based on Net Assets of $41,823,698.

*	Non-income producing security.
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $859,065.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Gold Explorers ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $186,980. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $770,330.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$41,819,377	$—	$—	^	$41,819,377
Rights	—	—	—	^	—
Repurchase Agreement	—	186,980	—		186,980
Total Investments in Securities	$41,819,377	$186,980	$—		$42,006,357

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 91.6%
AUSTRALIA — 11.8%
Energy — 8.5%
Alligator Energy *(A) (B)	228,557,675	$4,847,126
Aura Energy *(A) (B)	42,943,726	3,616,122
Bannerman Energy *(A) (B)	10,764,799	20,076,440
Berkeley Energia *(A)	26,592,659	6,247,665
Boss Energy *(A) (B)	24,287,581	50,144,331
Deep Yellow *(A)	56,722,378	47,940,583
Elevate Uranium *(A) (B)	19,378,331	3,626,162
Lotus Resources *(A) (B)	122,472,691	18,716,082
Paladin Energy *(A) (B)	24,146,921	134,349,546
Peninsula Energy *(A) (B)	9,320,880	6,308,066
		295,872,123
Industrials — 1.3%
Silex Systems *(A) (B)	11,750,437	45,441,776

Materials — 2.0%
Anson Resources *(A) (B)	67,039,007	2,550,745
BHP Group	2,671,648	66,574,146
		69,124,891
TOTAL AUSTRALIA		410,438,790
CANADA — 35.9%
Energy — 33.7%
Cameco	15,146,480	751,650,280
CanAlaska Uranium *	10,479,597	6,512,437
Denison Mines *	56,428,877	103,642,888
Encore Energy *	11,376,597	37,548,858
F3 Uranium *	30,105,800	5,300,866
F4 Uranium (C)	2,817,030	—
Forsys Metals *	8,205,366	2,606,227
IsoEnergy, Cl Common Subs. Receipt *	7,209,842	14,088,626
Laramide Resources *	13,976,818	5,790,500
Mega Uranium * (B)	21,496,119	5,046,560
NexGen Energy *	33,034,543	216,466,641
Skyharbour Resources * (B)	12,283,376	2,968,536
Uranium Royalty * (B)	7,114,613	16,850,076

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Western Uranium & Vanadium * (B)	3,214,489	$2,663,481
		1,171,135,976
Industrials — 1.9%
Aecon Group	3,905,537	64,613,614

Materials — 0.3%
American Lithium * (B)	12,354,279	3,924,024
Global Atomic * (B)	14,678,551	5,979,869
		9,903,893
TOTAL CANADA		1,245,653,483
CHINA — 0.8%
Energy — 0.8%
CGN Mining (B)	141,937,000	27,871,504

JAPAN — 4.0%
Industrials — 4.0%
ITOCHU	1,447,608	67,149,940
Mitsubishi Heavy Industries	4,908,649	72,781,777

TOTAL JAPAN		139,931,717
KAZAKHSTAN — 4.6%
Energy — 4.6%
NAC Kazatomprom JSC GDR	4,133,543	157,694,665

SOUTH AFRICA — 2.1%
Materials — 2.1%
Sibanye Stillwater * (B)	74,070,713	71,412,578

SOUTH KOREA — 10.1%
Industrials — 10.1%
Daewoo Engineering & Construction *	12,647,976	29,378,472
Doosan Enerbility *	4,656,110	76,587,081
GS Engineering & Construction *(A)	4,094,320	48,635,900
Hyundai Engineering & Construction	3,495,310	74,693,307
KEPCO Engineering & Construction	1,165,498	55,266,905

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Samsung C&T	804,528	$66,388,787

TOTAL SOUTH KOREA		350,950,452
UNITED KINGDOM — 2.4%
Energy — 2.4%
Yellow Cake *(A) (B)	13,823,199	84,539,992

UNITED STATES — 19.9%
Energy — 10.2%
Centrus Energy, Cl A *(A) (B)	956,739	78,739,620
Energy Fuels *(A) (B)	12,179,052	64,500,831
Uranium Energy *(A) (B)	26,405,970	186,426,148
Ur-Energy *(A)	22,816,457	23,957,280
		353,623,879
Industrials — 4.4%
NuScale Power *(A) (B)	6,459,388	153,991,810

Utilities — 5.3%
Oklo, Cl A * (B)	4,433,037	184,458,669

TOTAL UNITED STATES		692,074,358
TOTAL COMMON STOCK (Cost $2,677,382,841)		3,180,567,539

EXCHANGE TRADED FUND — 8.1%
Sprott Physical Uranium Trust *	17,254,332	279,262,242

TOTAL EXCHANGE TRADED FUND (Cost $269,699,497)		279,262,242

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 7.9%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $64,819,358 (collateralized by various U.S. Government Obligations, ranging in par value $14,738 - $16,909,346, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $65,800,327)	$64,795,869	$64,795,869
BNP Paribas, Inc. 4.330%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $37,108,126 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $28,285 - $28,997,938, 0.000% - 4.500%, 05/15/2027 - 02/15/2046, with a total market value of $37,625,261)	37,094,741	37,094,741
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $19,594,036 (collateralized by various U.S. Government Obligations, ranging in par value $855,477 - $11,551,132, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $19,890,478)	19,586,952	19,586,952
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $64,819,358 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,925 - $20,257,175, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $65,792,381)	64,795,869	64,795,869
HSBC Securities USA, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $64,819,304 (collateralized by various U.S. Government Obligations, ranging in par value $11,132 - $30,181,925, 2.000% - 8.000%, 03/01/2033 - 01/20/2055, with a total market value of $65,859,552)	64,795,869	64,795,869

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $19,197,409 (collateralized by various U.S. Government Obligations, ranging in par value $12,443 - $6,195,515, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $19,491,584)	$19,190,452	$19,190,452
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $5,469,331 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,142 - $11,754,595, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $5,554,058)	5,467,354	5,467,354
TOTAL REPURCHASE AGREEMENTS (Cost $275,727,106)		275,727,106
TOTAL INVESTMENTS — 107.6% (Cost $3,222,809,444)		$3,735,556,887

Percentages are based on Net Assets of $3,472,822,527.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $296,839,723.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $275,727,106. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $35,853,555.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Uranium ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$3,152,696,035	$27,871,504	$—	^	$3,180,567,539
Exchange Traded Fund	279,262,242	—	—		279,262,242
Repurchase Agreements	—	275,727,106	—		275,727,106
Total Investments in Securities	$3,431,958,277	$303,598,610	$—		$3,735,556,887

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Security is fair valued at zero.

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Alligator Energy

$6,992,135	$362,140	$(387,071)	$(1,793,506)	$(326,572)	$4,847,126	$—	$—
Anson Resources

3,099,036	172,163	(68,377)	(646,164)	(5,913)	2,550,745	—	—
Aura Energy

4,298,963	256,615	(174,370)	(662,802)	(102,284)	3,616,122	—	—
Bannerman Energy

18,925,491	3,302,062	(914,147)	(960,678)	(276,288)	20,076,440	—	—
Berkeley Energia

5,858,412	504,382	(145,228)	15,067	15,032	6,247,665	—	—
Boss Energy

58,223,179	2,889,218	(5,856,904)	(1,059,151)	(4,052,011)	50,144,331	—	—
Centrus Energy, Cl A

93,153,073	8,477,622	(3,473,721)	(20,339,755)	922,401	78,739,620	—	—
Deep Yellow

54,676,044	2,937,360	(5,981,277)	(2,587,783)	(1,103,761)	47,940,583	—	—
Elevate Uranium

3,594,048	601,488	(77,943)	(486,828)	(4,603)	3,626,162	—	—

Schedule of Investments	January 31, 2025 (Unaudited)
Global X Uranium ETF

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Energy Fuels

64,380, 274	11,719,573	(3,047,071)	(8,015,868)	(536,077)	64,500,831	—	—
GS Engineering & Construction

55,321,590	3,271,520	(5,554,203)	(132,697)	(4,270,310)	48,635,900	—	—
Lotus Resources

14,096,077	6,793,193	(632,538)	(1,194,326)	(346,324)	18,716,082	—	—
NuScale Power

99,556,997	36,544,141	(5,572,461)	21,783,606	1,679,527	153,991,810	—	—
Paladin Energy

122,506,495	43,730,420	(5,781,366)	(24,084,599)	(2,021,404)	134,349,546	—	—
Peninsula Energy

12,652,520	525,462	(1,242,332)	(2,721,727)	(2,905,857)	6,308,066	—	—
Silex Systems

40,643,096	2,647,137	(2,731,164)	4,650,091	232,616	45,441,776	—	—
Uranium Energy

198,990,584	12,817,717	(14,574,283)	(11,885,000)	1,077,130	186,426,148	—	—
Ur-Energy

23,208,174	6,052,754	(1,153,049)	(3,799,677)	(350,922)	23,957,280	—	—
Yellow Cake

98,339,532	5,902,259	(7,100,409)	(11,394,703)	(1,206,687)	84,539,992	—	—
Totals:

$978,515,720	$149,507,226	$(64,467,914)	$(65,316,500)	$(13,582,307)	$984,656,225	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

GLX-QH-001-3200

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 71.8%
CANADA — 3.9%
Energy — 1.8%
Parex Resources	110,793	$1,059,543

Utilities — 2.1%
BROOKFIELD RENEWABLE	46,108	1,232,730

TOTAL CANADA		2,292,273
CHILE — 4.5%
Consumer Discretionary — 2.3%
Empresas Copec	202,285	1,351,980

Utilities — 2.2%
Enel Americas	13,853,924	1,245,395

TOTAL CHILE		2,597,375
COLOMBIA — 54.9%
Energy — 12.9%
Canacol Energy (A)	205,183	539,788
Ecopetrol	10,937,564	5,118,003
Geopark (A)	202,171	1,851,886
		7,509,677
Financials — 12.6%
Bancolombia	465,522	4,790,064
Financiera Colombiana *	473,153	1,985,840
Grupo de Inversiones Suramericana	68,216	589,548
		7,365,452
Materials — 10.7%
Aris Mining *	274,070	1,023,800
Cementos Argos	1,196,284	2,953,104
Grupo Argos	478,638	2,276,252
		6,253,156
Real Estate — 3.5%
Patrimonio Autonomo Estrategias Inmobiliarias ‡	121,760	2,063,891

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 15.2%
Celsia ESP	2,203,012	$1,956,517
Grupo Energia Bogota ESP	4,056,816	2,615,008
Interconexion Electrica ESP	970,392	4,281,274
		8,852,799
TOTAL COLOMBIA		32,044,975
GUATEMALA — 2.4%
Communication Services — 2.4%
Millicom International Cellular	53,108	1,424,300

UNITED STATES — 6.1%
Industrials — 6.1%
Tecnoglass	47,237	3,590,012

TOTAL COMMON STOCK (Cost $39,257,455)		41,948,935

PREFERRED STOCK — 28.2%
COLOMBIA — 28.2%
Financials — 27.7%
Banco Davivienda *(B)	460,766	2,140,657
Bancolombia (B)	950,007	9,389,684
Grupo Aval Acciones y Valores (B)	18,666,656	2,446,599
Grupo de Inversiones Suramericana (B)	321,876	2,200,825
		16,177,765
Materials — 0.5%
Grupo Argos (B)	74,712	265,767
TOTAL COLOMBIA		16,443,532
TOTAL PREFERRED STOCK (Cost $15,275,688)		16,443,532
	Face Amount
U.S. TREASURY OBLIGATION — 8.5%
U.S. Treasury Bill 4.264%, 03/04/2025(C)	$5,000,000	4,982,871
TOTAL U.S. TREASURY OBLIGATION (Cost $4,983,468)		4,982,871

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 2.2%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $306,923 (collateralized by various U.S. Government Obligations, ranging in par value $70 - $80,067, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $311,568)	$306,812	$306,812
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $306,923 (collateralized by various U.S. Government Obligations, ranging in par value $13,400 - $180,938, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $311,566)	306,812	306,812
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $78,365 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $10 - $24,491, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $79,542)	78,337	78,337
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $306,923 (collateralized by various U.S. Government Obligations, ranging in par value $199 - $99,052, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $311,626)	306,812	306,812

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $306,923 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $120 - $659,634, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $311,678)	$306,812	$306,812
TOTAL REPURCHASE AGREEMENTS (Cost $1,305,585)		1,305,585
TOTAL INVESTMENTS — 110.7% (Cost $60,822,196)		$64,680,923

Percentages are based on Net Assets of $58,411,422.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $1,222,647.
(B)	There is currently no stated interest rate.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $1,305,585. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $0.

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,948,935	$—	$—	$41,948,935
Preferred Stock	16,443,532	—	—	16,443,532
U.S. Treasury Obligation	—	4,982,871	—	4,982,871
Repurchase Agreements	—	1,305,585	—	1,305,585
Total Investments in Securities	$58,392,467	$6,288,456	$—	$64,680,923

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Consumer Discretionary — 100.0%
Alibaba Group Holding	1,657,256	$18,781,214
Anhui Jianghuai Automobile Group, Cl A	165,100	925,826
ANTA Sports Products	548,096	5,806,936
BAIC BluePark New Energy Technology, Cl A *	427,500	465,502
Beijing Roborock Technology, Cl A	14,144	443,787
Bethel Automotive Safety Systems, Cl A	45,740	286,730
Bosideng International Holdings	3,903,100	1,878,513
BYD, Cl A	72,149	2,716,051
BYD, Cl H	371,080	13,001,802
Changzhou Xingyu Automotive Lighting Systems, Cl A	21,630	390,668
China Tourism Group Duty Free, Cl A	148,150	1,233,263
Chongqing Changan Automobile, Cl A	625,508	1,076,569
Chow Tai Fook Jewellery Group	2,203,900	1,982,820
Ecovacs Robotics, Cl A	42,850	250,984
Fuyao Glass Industry Group, Cl A	151,914	1,241,471
Fuyao Glass Industry Group, Cl H	410,400	2,765,286
Geely Automobile Holdings	2,999,600	5,505,195
Great Wall Motor, Cl A	189,900	647,949
Great Wall Motor, Cl H (A)	1,652,397	2,684,859
Gree Electric Appliances of Zhuhai, Cl A	212,900	1,310,661
Guangzhou Automobile Group, Cl A	375,000	442,278
H World Group ADR	111,365	3,579,271
Haidilao International Holding	1,343,700	2,500,597
Haier Smart Home, Cl A	471,619	1,796,108
Haier Smart Home, Cl H	1,189,160	3,922,354
Hangzhou Great Star Industrial, Cl A	89,500	394,611
Hisense Home Appliances Group, Cl A	67,800	295,122
Hisense Home Appliances Group, Cl H (A)	434,600	1,506,006
HLA Group, Cl A	361,800	435,641
Huayu Automotive Systems, Cl A	243,880	561,889
Huizhou Desay Sv Automotive, Cl A	42,200	627,982
JD.com, Cl A	861,354	17,345,146
Li Auto, Cl A *	517,736	6,106,568
Li Ning	1,480,800	3,044,614
Meituan, Cl B *	855,300	16,268,220
Midea Group * (A)	248,100	2,384,965

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Midea Group, Cl A	216,100	$2,189,510
MINISO Group Holding	446,800	2,574,737
New Oriental Education & Technology Group	711,440	3,456,030
Ningbo Tuopu Group, Cl A	127,445	1,147,770
NIO, Cl A *	769,080	3,360,949
Oppein Home Group, Cl A	38,355	344,005
PDD Holdings ADR *	170,019	19,026,826
Pop Mart International Group	389,300	4,696,622
SAIC Motor, Cl A	584,500	1,375,520
Sailun Group, Cl A	254,753	535,234
Seres Group, Cl A	111,100	2,023,227
Shandong Linglong Tyre, Cl A	110,534	274,372
Shenzhou International Group Holdings	451,892	3,401,543
TAL Education Group ADR *	287,913	3,521,176
Tongcheng Travel Holdings	1,143,900	2,871,642
TravelSky Technology, Cl H	1,176,700	1,445,277
Trip.com Group *	153,572	10,801,049
Vipshop Holdings ADR	223,964	3,218,363
XPeng, Cl A *	676,276	5,120,936
Yadea Group Holdings	1,315,400	2,174,438
Yum China Holdings	161,599	7,473,954
Zhejiang China Commodities City Group, Cl A	421,500	743,946
Zhejiang Leapmotor Technology *	616,200	2,550,497
Zhejiang Supor, Cl A	40,326	293,826
Zhejiang Wanfeng Auto Wheel, Cl A	159,200	370,720
Zhongsheng Group Holdings	1,017,800	1,604,110

TOTAL CHINA		211,203,737
TOTAL COMMON STOCK (Cost $268,227,599)		211,203,737

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.7%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $846,020 (collateralized by various U.S. Government Obligations, ranging in par value $192 - $220,700, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $858,823)	$845,713	$845,713
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $846,019 (collateralized by various U.S. Government Obligations, ranging in par value $36,937 - $498,747, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $858,818)	845,713	845,713
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $216,006 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $26 - $67,506, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $219,249)	215,928	215,928
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $846,020 (collateralized by various U.S. Government Obligations, ranging in par value $548 - $273,033, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $858,984)	845,713	845,713

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $846,019 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $331 - $1,818,249, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $859,125)	$845,713	$845,713
TOTAL REPURCHASE AGREEMENTS (Cost $3,598,780)		3,598,780
TOTAL INVESTMENTS — 101.7% (Cost $271,826,379)		$214,802,517

Percentages are based on Net Assets of $211,179,547.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $3,368,616.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $3,598,780. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $0.

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,094,642	$165,109,095	$—	$211,203,737
Repurchase Agreements	—	3,598,780	—	3,598,780
Total Investments in Securities	$46,094,642	$168,707,875	$—	$214,802,517

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.8%
BERMUDA — 0.1%
Energy — 0.1%
Cool (A)	6,985	$60,709

BRAZIL — 3.1%
Materials — 3.1%
Yara International	47,214	1,415,869

DENMARK — 0.7%
Industrials — 0.7%
Cadeler *	59,658	317,700

FAROE ISLANDS — 1.8%
Consumer Staples — 1.8%
Bakkafrost P/F	14,353	820,850

NORWAY — 89.8%
Communication Services — 7.4%
Schibsted, Cl A	20,810	618,534
Schibsted, Cl B	25,871	743,788
Telenor	165,785	2,029,709
		3,392,031
Consumer Discretionary — 0.7%
Europris	45,488	333,784

Consumer Staples — 13.6%
Austevoll Seafood	25,722	251,659
Grieg Seafood (A)	14,759	97,724
Leroy Seafood Group	75,934	377,171
Mowi	132,857	2,671,384
Orkla	200,028	1,863,252
Salmar	18,812	997,647
		6,258,837
Energy — 23.1%
Aker BP	90,166	1,887,963
Aker Solutions	76,268	217,515

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Avance Gas Holding (A)	5,600	$42,801
BLUENORD *	6,761	401,914
BW Offshore	24,067	67,702
DNO	124,623	144,418
DOF Group *	41,836	353,062
Equinor	239,354	5,794,135
FLEX LNG	9,236	236,775
Frontline	41,155	725,029
Odfjell Drilling	27,735	152,606
TGS	55,805	564,744
		10,588,664
Financials — 22.8%
DNB Bank	255,813	5,449,185
Gjensidige Forsikring	56,998	1,170,777
Protector Forsikring	15,209	445,329
Sparebank 1 Nord Norge	26,985	311,806
Sparebank 1 Oestlandet	13,673	202,040
SpareBank 1 SMN	36,901	595,736
SpareBank 1 SR-Bank	58,795	839,453
Storebrand	121,365	1,433,267
		10,447,593
Industrials — 14.2%
Aker, Cl A	6,310	339,379
AutoStore Holdings *	305,546	275,695
Belships	31,818	56,997
Cavendish Hydrogen *	1	1
Golden Ocean Group	36,825	343,023
Hexagon Composites *	29,693	99,026
Hoegh Autoliners	32,420	295,681
Kongsberg Gruppen	25,112	2,990,053
MPC Container Ships	108,063	175,892
NEL * (A)	477,892	100,403
Norconsult Norge	31,421	121,049
Norwegian Air Shuttle *	207,043	198,812
Odfjell, Cl A	5,941	62,225
Stolt-Nielsen	6,700	173,658
TOMRA Systems	63,231	938,028

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wallenius Wilhelmsen, Cl B	30,382	$245,783
Wilh Wilhelmsen Holding, Cl A	3,013	109,812
		6,525,517
Information Technology — 2.0%
Crayon Group Holding *	22,773	213,540
Kitron	52,065	178,794
Nordic Semiconductor *	52,012	524,519
		916,853
Materials — 5.5%
Elkem *	83,198	164,271
Norsk Hydro	401,428	2,377,801
		2,542,072
Real Estate — 0.5%
Entra *	20,881	216,487

TOTAL NORWAY		41,221,838
SINGAPORE — 0.7%
Energy — 0.7%
BW LPG	23,746	301,856

SOUTH AFRICA — 0.5%
Utilities — 0.5%
Scatec *	34,152	239,726

SWEDEN — 0.6%
Information Technology — 0.6%
Atea	22,244	283,747

UNITED KINGDOM — 2.5%
Energy — 2.5%
Paratus Energy Services	18,138	71,497

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Subsea 7	64,589	$1,070,160

TOTAL UNITED KINGDOM		1,141,657
TOTAL COMMON STOCK (Cost $57,012,430)		45,803,952
	Face Amount
REPURCHASE AGREEMENT(B) — 0.4%
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $167,057 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $20 - $52,208, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $169,564) (Cost $166,996)	$166,996	166,996
TOTAL INVESTMENTS — 100.2% (Cost $57,179,426)		$45,970,948

Percentages are based on Net Assets of $45,888,924.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $224,072.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $166,996. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $74,904.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,803,952	$—	$—	$45,803,952
Repurchase Agreement	—	166,996	—	166,996
Total Investments in Securities	$45,803,952	$166,996	$—	$45,970,948

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.0%
Consumer Staples — 1.0%
Wilmar International	262,032	$603,217

INDONESIA — 19.3%
Communication Services — 1.6%
Telkom Indonesia Persero	6,065,175	989,777

Financials — 15.2%
Bank Central Asia	7,262,939	4,210,722
Bank Mandiri Persero	5,804,568	2,145,554
Bank Negara Indonesia Persero	1,957,392	572,807
Bank Rakyat Indonesia Persero	9,147,584	2,368,270
		9,297,353
Industrials — 1.3%
Astra International	2,643,355	778,411

Materials — 1.2%
Amman Mineral Internasional *	1,635,900	755,224

TOTAL INDONESIA		11,820,765
MALAYSIA — 16.2%
Financials — 10.7%
CIMB Group Holdings	1,092,745	1,966,083
Hong Leong Bank	81,200	367,973
Malayan Banking	993,339	2,304,234
Public Bank	1,943,955	1,879,629
		6,517,919
Health Care — 1.0%
IHH Healthcare	395,097	634,637

Materials — 1.5%
Petronas Chemicals Group	372,368	388,449
Press Metal Aluminium Holdings	486,226	533,403
		921,852

Schedule of Investments	January 31, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.0%
Tenaga Nasional	600,744	$1,832,893

TOTAL MALAYSIA		9,907,301
PHILIPPINES — 3.5%
Financials — 2.1%
Bank of the Philippine Islands	274,520	546,472
BDO Unibank	307,097	723,906
		1,270,378
Industrials — 1.4%
International Container Terminal Services	142,760	855,978

TOTAL PHILIPPINES		2,126,356
SINGAPORE — 40.5%
Communication Services — 3.9%
Singapore Telecommunications	985,058	2,420,308

Financials — 31.1%
DBS Group Holdings	264,265	8,698,341
Oversea-Chinese Banking	460,708	5,914,793
United Overseas Bank	158,302	4,381,250
		18,994,384
Industrials — 2.9%
Keppel	186,200	931,481
Singapore Airlines	181,647	852,412
		1,783,893
Real Estate — 2.6%
CapitaLand Integrated Commercial Trust ‡	714,009	1,027,313
CapitaLand Investment	301,310	546,907
		1,574,220
TOTAL SINGAPORE		24,772,805
THAILAND — 19.4%
Communication Services — 2.0%
Advanced Info Service NVDR	146,734	1,237,489

Schedule of Investments	January 31, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.9%
CP ALL NVDR	780,717	$1,205,561
CP AXTRA NVDR	201,784	160,289
Thai Beverage	1,065,200	420,484
		1,786,334
Energy — 4.0%
PTT NVDR	1,870,915	1,750,076
PTT Exploration & Production NVDR	180,985	685,244
		2,435,320
Financials — 3.1%
Kasikornbank NVDR	229,365	1,093,188
SCB X NVDR	220,907	819,996
		1,913,184
Health Care — 1.8%
Bangkok Dusit Medical Services NVDR	1,528,136	1,066,405

Industrials — 1.5%
Airports of Thailand NVDR	561,759	921,669

Information Technology — 2.2%
Delta Electronics Thailand NVDR	366,710	1,372,100

Materials — 0.8%
Siam Cement NVDR	103,165	471,787

Utilities — 1.1%
Gulf Energy Development NVDR	390,963	670,471

TOTAL THAILAND		11,874,759
TOTAL COMMON STOCK (Cost $58,615,220)		61,105,203

Schedule of Investments	January 31, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(A) — 0.0%
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $1 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $0, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $1) (Cost $1)	$1	$1
TOTAL INVESTMENTS — 99.9% (Cost $58,615,221)		$61,105,204

Percentages are based on Net Assets of $61,152,074.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $1. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $0.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$61,105,203	$—	$—	$61,105,203
Repurchase Agreement	—	1	—	1
Total Investments in Securities	$61,105,203	$1	$—	$61,105,204

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.5%
ARGENTINA — 61.5%
Communication Services — 3.0%
Telecom Argentina ADR (A)	2,726,605	$33,264,581

Consumer Discretionary — 3.5%
Despegar.com *	2,060,411	39,601,099

Consumer Staples — 1.3%
Cresud SACIF y A ADR	1,111,480	14,271,403

Energy — 17.5%
Transportadora de Gas del Sur ADR *	1,704,184	48,126,156
Vista Energy ADR *	921,907	49,736,883
YPF ADR *	2,513,221	99,196,833
		197,059,872
Financials — 20.6%
Banco BBVA Argentina ADR	2,031,515	44,388,603
Banco Macro ADR (A)	631,604	62,813,018
Grupo Financiero Galicia ADR	1,432,698	96,678,461
Grupo Supervielle ADR (A)	1,651,637	27,169,428
		231,049,510
Industrials — 1.7%
Corp America Airports * (A)	997,296	19,517,083

Materials — 2.3%
Bioceres Crop Solutions * (A)	871,290	5,968,337
Loma Negra Cia Industrial Argentina ADR * (A)	1,626,434	19,679,851
		25,648,188
Real Estate — 1.2%
IRSA Inversiones y Representaciones ADR	928,370	13,730,587

Utilities — 10.4%
Central Puerto ADR (A)	2,675,433	38,847,287
Empresa Distribuidora Y Comercializadora Norte ADR * (A)	637,868	24,927,881

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pampa Energia ADR *	595,585	$53,263,167
		117,038,335
TOTAL ARGENTINA		691,180,658
BRAZIL — 23.9%
Consumer Discretionary — 22.1%
Arcos Dorados Holdings, Cl A	3,741,487	28,996,524
MercadoLibre *	114,250	219,610,208
		248,606,732
Consumer Staples — 1.8%
Adecoagro (A)	2,064,007	20,082,788

TOTAL BRAZIL		268,689,520
CANADA — 5.1%
Materials — 5.1%
Lithium Americas Argentina * (A)	3,455,913	8,972,369
SSR Mining *	5,990,204	48,144,985

TOTAL CANADA		57,117,354
CHILE — 6.0%
Consumer Staples — 6.0%
Cencosud	16,808,956	42,800,721
Cia Cervecerias Unidas	3,990,218	24,283,141

TOTAL CHILE		67,083,862
TOTAL COMMON STOCK (Cost $928,365,809)		1,084,071,394

PREFERRED STOCK — 3.4%
CHILE— 3.4%
Consumer Staples — 3.4%
Embotelladora Andina (B)	11,198,306	37,410,759
TOTAL PREFERRED STOCK (Cost $32,438,543)		37,410,759

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 2.5%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,663,861 (collateralized by various U.S. Government Obligations, ranging in par value $1,515 - $1,738,393, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $6,764,711)	$6,661,446	$6,661,446
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,663,855 (collateralized by various U.S. Government Obligations, ranging in par value $290,944 - $3,928,495, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $6,764,674)	6,661,446	6,661,446
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $1,701,412 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $208 - $531,721, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $1,726,952)	1,700,795	1,700,795
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,663,861 (collateralized by various U.S. Government Obligations, ranging in par value $4,319 - $2,150,605, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $6,765,976)	6,661,446	6,661,446

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,663,855 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,610 - $14,321,845, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $6,767,086)	$6,661,446	$6,661,446
TOTAL REPURCHASE AGREEMENTS (Cost $28,346,579)		28,346,579
TOTAL INVESTMENTS — 102.4% (Cost $989,150,931)		$1,149,828,732

Percentages are based on Net Assets of $1,123,192,052.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $31,156,213.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $28,346,579. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $4,310,821.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,084,071,394	$—	$—	$1,084,071,394
Preferred Stock	37,410,759	—	—	37,410,759
Repurchase Agreements	—	28,346,579	—	28,346,579
Total Investments in Securities	$1,121,482,153	$28,346,579	$—	$1,149,828,732

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 100.0%
GREECE — 95.0%
Communication Services — 3.9%
Hellenic Telecommunications Organization	411,377	$6,243,676

Consumer Discretionary — 10.9%
Autohellas Tourist and Trading	135,449	1,540,425
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
Intralot -Integrated Information Systems & Gaming Services *	1,666,417	1,843,201
JUMBO	253,145	6,894,744
OPAP	416,853	7,176,138
		17,454,515
Consumer Staples — 1.5%
Sarantis	204,027	2,417,909

Energy — 6.8%
HELLENiQ ENERGY Holdings	424,342	3,304,040
Motor Oil Hellas Corinth Refineries	248,580	5,519,693
Tsakos Energy Navigation	116,750	2,087,490
		10,911,223
Financials — 43.2%
Alpha Services and Holdings	6,009,155	11,144,376
Eurobank Ergasias Services and Holdings	7,326,790	18,455,026
Hellenic Exchanges - Athens Stock Exchange	372,741	1,923,862
National Bank of Greece	2,505,126	21,823,334
Optima bank	256,099	3,567,469
Piraeus Financial Holdings	2,695,854	12,277,703
		69,191,770
Industrials — 17.0%
Aegean Airlines	203,394	2,298,345
Athens International Airport	284,317	2,532,976
Capital Clean Energy Carriers	103,453	1,950,089
Ellaktor	693,117	1,613,994
GEK TERNA	255,690	4,965,216
Intrakat Technical And Energy Projects *	353,369	1,891,835
Metlen Energy & Metals	288,252	10,415,967

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Piraeus Port Authority	51,208	$1,591,683
		27,260,105
Real Estate — 1.7%
LAMDA Development *	372,336	2,693,964

Utilities — 10.0%
Athens Water Supply & Sewage	307,626	1,950,744
Holding ADMIE IPTO	790,863	2,203,350
Public Power	508,346	6,970,304
Terna Energy	237,648	4,940,964
		16,065,362
TOTAL GREECE		152,238,524
UNITED STATES — 5.0%
Materials — 5.0%
Titan Cement International	167,422	7,953,829

TOTAL COMMON STOCK (Cost $139,907,430)		160,192,353
TOTAL INVESTMENTS — 100.0% (Cost $139,907,430)		$160,192,353

Percentages are based on Net Assets of $160,241,172.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments	January 31, 2025 (Unaudited)
Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$160,192,346	$—	$7	$160,192,353
Total Investments in Securities	$160,192,346	$—	$7	$160,192,353

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.6%
FRANCE — 6.3%
Industrials — 6.3%
Airbus	26,880	$4,678,257

GERMANY — 88.7%
Communication Services — 7.5%
Deutsche Telekom	163,594	5,501,602

Consumer Discretionary — 8.1%
adidas	8,221	2,178,422
Bayerische Motoren Werke	13,620	1,112,877
Continental	4,971	355,429
Mercedes-Benz Group	31,645	1,938,275
Zalando *	10,920	410,259
		5,995,262
Consumer Staples — 0.8%
Beiersdorf	4,303	576,820

Financials — 19.9%
Allianz	17,641	5,765,716
Commerzbank	47,545	923,271
Deutsche Bank	91,106	1,793,802
Deutsche Boerse	8,601	2,131,585
Hannover Rueck	2,741	724,608
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	6,110	3,318,118
		14,657,100
Health Care — 5.2%
Bayer	44,863	1,009,237
Fresenius & KGaA*	18,928	727,447
Fresenius Medical Care	9,085	453,707
Merck KGaA	5,902	898,230
Siemens Healthineers	12,696	725,373
		3,813,994
Industrials — 20.0%
Brenntag	5,601	353,894

Schedule of Investments	January 31, 2025 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daimler Truck Holding	24,887	$1,103,416
Deutsche Post	45,496	1,646,360
MTU Aero Engines	2,458	845,013
Rheinmetall	1,989	1,561,922
Siemens	34,352	7,408,205
Siemens Energy*	30,261	1,819,529
		14,738,339
Information Technology — 18.2%
Infineon Technologies	59,649	1,987,680
SAP	40,825	11,395,096
		13,382,776
Materials — 4.7%
BASF	40,766	1,975,262
Heidelberg Materials	6,182	876,900
Symrise, Cl A	5,739	588,964
		3,441,126
Real Estate — 1.3%
Vonovia	32,035	985,410

Utilities — 3.0%
E.ON	102,537	1,217,290
RWE	30,881	959,223
		2,176,513
TOTAL GERMANY		65,268,942
UNITED STATES — 0.6%
Health Care — 0.6%
QIAGEN NV	9,937	443,108

TOTAL COMMON STOCK (Cost $57,252,973)		70,390,307

PREFERRED STOCK — 3.5%
GERMANY—3.5%
Consumer Discretionary — 2.1%
Dr Ing hc F Porsche (A)	5,071	324,940

Schedule of Investments	January 31, 2025 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Porsche Automobil Holding (A)	7,047	$279,844
Volkswagen (A)	9,416	965,533
		1,570,317
Consumer Staples — 0.9%
Henkel & KGaA (A)	7,436	651,032
Health Care — 0.5%
Sartorius (A)	1,159	337,356
TOTAL GERMANY		2,558,705
TOTAL PREFERRED STOCK (Cost $3,529,955)		2,558,705
TOTAL INVESTMENTS — 99.1% (Cost $60,782,928)		$72,949,012

Percentages are based on Net Assets of $73,621,207.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Mini DAX Index	6	Mar-2025	$644,318	$680,368	$42,314

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Schedule of Investments	January 31, 2025 (Unaudited)

Global X DAX Germany ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$70,390,307	$—	$—	$70,390,307
Preferred Stock	2,558,705	—	—	2,558,705
Total Investments in Securities	$72,949,012	$—	$—	$72,949,012

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$42,314	$—	$—	$42,314
Total Other Financial Instruments	$42,314	$—	$—	$42,314

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.9%
VIETNAM — 99.9%
Consumer Discretionary — 1.4%
FPT DIGITAL RETAIL JSC *	19,980	$164,110

Consumer Staples — 16.2%
DABACO Vietnam Group JSC *	60,600	61,373
HAGL JSC *	191,600	93,203
KIDO Group	53,573	125,388
Masan Group *	238,420	646,434
Saigon Beer Alcohol Beverage	46,900	100,607
Thanh Thanh Cong - Bien Hoa JSC*	135,258	66,335
Vietnam Dairy Products JSC	269,500	668,377
Vinh Hoan	37,380	101,498
		1,863,215
Energy — 2.7%
PetroVietnam Drilling & Well Services JSC*	99,452	93,583
PetroVietnam Technical Service	85,600	112,632
Petrovietnam Transportation	64,450	67,071
Vietnam National Petroleum Group	23,800	37,484
		310,770
Financials — 27.5%
Bank for Foreign Trade of Vietnam JSC *	205,859	760,070
Bank for Investment and Development of Vietnam JSC *	101,883	162,493
FPT Securities JSC	45,180	74,579
Nam A Commercial JSB *	144,900	97,640
Sai Gon-Ha Noi Securities JSC *	147,275	75,164
Saigon - Hanoi Commercial Joint Stock Bank	405,573	166,563
Saigon Thuong Tin Commercial JSB *	103,500	152,691
SSI Securities.	506,685	510,120
Vietcap Securities JSC	132,582	181,851
Vietnam Export Import Commercial JSB	204,647	151,364
Vietnam Joint Stock Commercial Bank for Industry and Trade *	78,589	119,074
Vietnam Prosperity JSC Bank	438,700	330,599
VIX Securities JSC *	484,495	191,055

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
VNDirect Securities	421,350	$201,603
		3,174,866
Industrials — 8.8%
Development Investment Construction JSC *	110,480	77,970
Gelex Group JSC *	157,200	126,612
Ha Do Group JSC	62,101	65,741
Hoang Huy Investment Financial Services JSC *	126,016	76,373
IDICO JSC	59,140	128,986
PC1 Group JSC *	66,038	60,561
Tasco JSC *	132,000	82,632
Vietjet Aviation JSC *	59,600	237,164
Vietnam Construction and Import-Export JSC *	108,457	85,192
Viettel Construction Joint Stock	14,800	77,659
		1,018,890
Information Technology — 0.5%
Digiworld	39,286	59,524

Materials — 15.5%
Duc Giang Chemicals JSC	68,580	304,618
Hoa Phat Group JSC *	1,154,214	1,221,865
Hoa Sen Group	112,530	78,295
Nam Kim Steel JSC *	82,280	43,633
PetroVietNam Ca Mau Fertilizer JSC	48,900	65,317
Petrovietnam Fertilizer & Chemicals JSC	50,600	69,807
		1,783,535
Real Estate — 25.3%
CEO Group JSC *	97,670	48,290
Dat Xanh Group JSC *	133,266	81,033
Khang Dien House Trading and Investment JSC *	184,509	255,649
Kinh Bac City Development Holding *	138,900	160,610
Kosy JSC *	31,900	49,669
Novaland Investment Group *	349,691	124,511
Phat Dat Real Estate Development *	143,713	109,447
Sai Gon VRG Investment	34,595	112,420

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Song da Urban & Industrial Zone Investment & Development JSC *	21,200	$73,541
Van Phu - Invest Investment JSC *	47,764	112,363
Vincom Retail JSC *	343,600	226,738
Vingroup JSC *	422,600	680,743
Vinhomes JSC *	561,300	884,025
		2,919,039
Utilities — 2.0%
Binh Duong Water Environment JSC *	32,500	60,776
PetroVietnam Gas JSC	25,944	70,239
PetroVietnam Power *	213,900	98,080
		229,095
TOTAL VIETNAM		11,523,044
TOTAL COMMON STOCK (Cost $12,261,529)		11,523,044

	Number of Rights
RIGHTS — 0.0%
Vietnam — 0.0%
Dat Xahn Group JSC(A) Expires 02/17/2025	133,266	3,598

TOTAL RIGHTS (Cost $–)		3,598
TOTAL INVESTMENTS — 99.9% (Cost $12,261,529)		$11,526,642

Percentages are based on Net Assets of $11,532,707.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments	January 31, 2025 (Unaudited)

Global X MSCI Vietnam ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$—	$11,523,044	$—	$11,523,044
Rights	—	—	3,598	3,598
Total Investments in Securities	$—	$11,523,044	$3,598	$11,526,642

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

January 31, 2025 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

GLX-QH-002-2700

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.3%
ARGENTINA — 4.9%
Materials — 4.9%
Arcadium Lithium *	8,743,511	$50,187,753

AUSTRALIA — 9.1%
Materials — 9.1%
ESG Minerals *(A)	397,587	30,999
IGO	5,714,449	17,572,391
ioneer * (B)	15,626,594	1,657,001
Liontown Resources * (B)	12,167,326	5,122,813
Mineral Resources (B)	1,419,618	30,974,257
Pilbara Minerals * (B)	23,319,855	33,455,172
Sayona Mining * (B)	76,333,926	1,095,103
Vulcan Energy Resources * (B)	926,665	2,676,168

TOTAL AUSTRALIA		92,583,904
BRAZIL — 0.5%
Materials — 0.5%
Sigma Lithium * (B)	437,217	4,700,083

CANADA — 1.2%
Materials — 1.2%
Lithium Americas * (B)	1,573,834	4,727,207
Lithium Americas Argentina * (B)	1,143,443	2,968,649
Patriot Battery Metals * (B)	1,079,664	2,243,942
Standard Lithium * (B)	1,424,983	2,144,977

TOTAL CANADA		12,084,775
CHILE — 4.7%
Materials — 4.7%
Sociedad Quimica y Minera de Chile ADR (B)	1,203,361	47,580,894

CHINA — 38.8%
Consumer Discretionary — 4.1%
BYD, Cl H	1,190,874	41,725,525

Industrials — 15.0%
Contemporary Amperex Technology, Cl A	1,295,609	45,663,830

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eve Energy, Cl A	7,085,088	$41,304,903
Jiangxi Special Electric Motor, Cl A *	11,459,377	10,937,939
Sunwoda Electronic, Cl A	11,165,191	32,813,577
Wuxi Lead Intelligent Equipment, Cl A	8,153,146	21,736,356
		152,456,605
Information Technology — 4.2%
NAURA Technology Group, Cl A	824,141	42,609,665

Materials — 15.5%
Ganfeng Lithium Group, Cl A	9,114,600	41,349,320
Guangzhou Tinci Materials Technology, Cl A	9,429,714	23,639,591
Shanghai Putailai New Energy Technology, Cl A	8,236,973	16,639,323
Sinomine Resource Group, Cl A	4,236,626	22,002,938
Tianqi Lithium, Cl A	8,471,388	35,526,899
Yunnan Energy New Material, Cl A	4,509,559	17,872,988
		157,031,059
TOTAL CHINA		393,822,854
FRANCE — 0.4%
Materials — 0.4%
Eramet (B)	72,474	4,072,166

JAPAN — 9.1%
Consumer Discretionary — 5.0%
Panasonic Holdings	4,891,972	50,451,916

Information Technology — 4.1%
TDK	3,417,098	41,673,811

TOTAL JAPAN		92,125,727
NETHERLANDS — 0.4%
Materials — 0.4%
AMG Critical Materials (B)	255,581	3,735,609

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 10.3%
Industrials — 7.7%
Ecopro *	341,385	$30,778,689
L&F *	211,276	12,810,334
LG Energy Solution *	143,167	34,683,265
		78,272,288
Information Technology — 2.6%
Samsung SDI	170,818	26,098,827

TOTAL SOUTH KOREA		104,371,115
UNITED STATES — 20.9%
Consumer Discretionary — 9.5%
Lucid Group * (B)	7,388,910	20,393,392
Tesla *	188,289	76,181,729
		96,575,121
Industrials — 3.2%
EnerSys	334,314	32,451,860

Materials — 8.2%
Albemarle (B)	991,808	83,500,316

TOTAL UNITED STATES		212,527,297
TOTAL COMMON STOCK (Cost $1,349,032,394)		1,017,792,177

	Face Amount
REPURCHASE AGREEMENTS(C) — 9.3%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $22,292,572 (collateralized by various U.S. Government Obligations, ranging in par value $5,069 - $5,815,436, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $22,629,945)	$22,284,494	22,284,494

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $22,292,554 (collateralized by various U.S. Government Obligations, ranging in par value $973,294 - $13,141,970, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $22,629,821)	$22,284,494	$22,284,494
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $3,429,811 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $419 - $1,071,875, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $3,481,297)	3,428,568	3,428,568
HSBC Securities USA, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $2,261,909 (collateralized by various U.S. Government Obligations, ranging in par value $12,473 - $566,811, 2.000% - 8.000%, 09/20/2037 - 01/20/2055, with a total market value of $2,296,321)	2,261,091	2,261,091
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $22,292,572 (collateralized by various U.S. Government Obligations, ranging in par value $14,449 - $7,194,406, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $22,634,177)	22,284,494	22,284,494

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $22,292,554 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,730 - $47,910,780, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $22,637,891)	$22,284,494	$22,284,494
TOTAL REPURCHASE AGREEMENTS (Cost $94,827,635)		94,827,635
TOTAL INVESTMENTS — 109.6% (Cost $1,443,860,029)		$1,112,619,812

Percentages are based on Net Assets of $1,015,508,233.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $87,365,543.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $94,827,635. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $13,846,968.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$959,396,330	$58,364,848	$30,999	$1,017,792,177
Repurchase Agreements	—	94,827,635	—	94,827,635
Total Investments in Securities	$959,396,330	$153,192,483	$30,999	$1,112,619,812

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Lithium & Battery Tech ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 97.7%
AUSTRALIA — 1.4%
Energy — 0.7%
Woodside Energy Group	366,201	$5,644,193

Industrials — 0.7%
McMillan Shakespeare	536,253	5,141,066

TOTAL AUSTRALIA		10,785,259
BELGIUM — 0.6%
Communication Services — 0.6%
Proximus	896,902	4,997,552

BERMUDA — 0.8%
Energy — 0.8%
Cool (A)	713,041	6,189,196

BRAZIL — 3.9%
Consumer Discretionary — 0.8%
Vulcabras	2,075,460	6,043,581

Materials — 2.3%
Cia Siderurgica Nacional	2,642,400	4,111,857
CSN Mineracao	6,529,300	6,102,881
Vale	866,400	8,034,390
		18,249,128
Real Estate — 0.8%
JHSF Participacoes	8,973,500	6,083,208

TOTAL BRAZIL		30,375,917
CANADA — 1.7%
Energy — 0.9%
Cardinal Energy (A)	1,509,581	6,587,642

Real Estate — 0.8%
Allied Properties Real Estate Investment Trust ‡	527,512	6,330,508

TOTAL CANADA		12,918,150

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 7.3%
Communication Services — 1.2%
CITIC Telecom International Holdings	31,745,200	$8,922,684

Energy — 0.9%
Yankuang Energy Group, Cl H (A)	6,730,000	7,108,668

Financials — 1.4%
Chongqing Rural Commercial Bank, Cl H	17,789,200	10,867,677

Materials — 1.9%
Fufeng Group	13,498,800	9,008,902
Shougang Fushan Resources Group	18,470,530	5,641,956
		14,650,858
Real Estate — 1.9%
C&D International Investment Group	5,418,400	8,887,411
Sunac Services Holdings (A)	29,824,000	5,971,231
		14,858,642
TOTAL CHINA		56,408,529
COLOMBIA — 0.9%
Energy — 0.9%
Ecopetrol ADR (A)	749,939	6,959,434

EGYPT — 0.9%
Consumer Staples — 0.9%
Eastern SAE	12,264,365	7,112,501

FRANCE — 2.2%
Financials — 1.2%
Coface	591,740	9,590,131

Real Estate — 1.0%
ICADE ‡	316,567	7,476,898

TOTAL FRANCE		17,067,029

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 1.9%
Consumer Discretionary — 0.9%
OPAP	410,252	$7,062,501

Energy — 1.0%
HELLENiQ ENERGY Holdings	982,293	7,648,396

TOTAL GREECE		14,710,897
HONG KONG — 10.6%
Communication Services — 3.1%
HKBN	21,788,210	14,736,879
PCCW	15,412,700	8,960,872
		23,697,751
Consumer Discretionary — 1.9%
Yue Yuen Industrial Holdings	6,965,100	14,767,628

Information Technology — 0.9%
VTech Holdings	1,103,000	7,262,167

Real Estate — 4.7%
Hang Lung Group	7,560,000	9,993,840
Hang Lung Properties	9,610,000	7,585,284
Hysan Development	6,402,000	9,235,392
Kerry Properties	4,891,700	9,605,602
		36,420,118
TOTAL HONG KONG		82,147,664
INDONESIA — 4.6%
Energy — 2.8%
Adaro Energy	46,167,600	6,599,418
Bukit Asam	50,320,800	8,304,475
Indo Tambangraya Megah	4,368,100	6,934,024
		21,837,917
Industrials — 0.9%
Astra International	22,135,500	6,518,429

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.9%
Perusahaan Gas Negara	73,639,700	$7,228,437

TOTAL INDONESIA		35,584,783
ISRAEL — 3.4%
Energy — 3.4%
Delek Group	77,440	11,292,566
Energean	736,164	8,474,850
Oil Refineries	21,244,282	6,271,923

TOTAL ISRAEL		26,039,339
ITALY — 2.4%
Communication Services — 1.3%
MFE-MediaForEurope, Cl A	3,110,054	10,164,780

Real Estate — 1.1%
Cromwell European Real Estate Investment Trust ‡	5,386,600	8,735,481

TOTAL ITALY		18,900,261
KUWAIT — 1.9%
Consumer Discretionary — 0.8%
Humansoft Holding KSC	767,990	6,392,863

Materials — 1.1%
Boubyan Petrochemicals KSCP	3,856,926	8,326,460

TOTAL KUWAIT		14,719,323
LUXEMBOURG — 1.1%
Communication Services — 1.1%
RTL Group	272,797	8,380,011

NETHERLANDS — 1.5%
Financials — 1.5%
Van Lanschot Kempen	229,619	11,386,066

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 4.6%
Energy — 4.6%
Avance Gas Holding (A)	748,958	$5,724,317
DNO	7,776,929	9,012,223
FLEX LNG (A)	304,752	7,774,224
Frontline (A)	351,414	6,086,490
Var Energi	2,138,593	6,579,762

TOTAL NORWAY		35,177,016
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC (B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PAO (B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—
SINGAPORE — 3.0%
Energy — 1.7%
BW LPG	594,817	7,561,233
Hafnia	1,018,837	5,394,129
		12,955,362
Utilities — 1.3%
Kenon Holdings	329,023	10,100,412

TOTAL SINGAPORE		23,055,774
SOUTH AFRICA — 3.0%
Energy — 0.9%
Exxaro Resources	764,487	7,178,889

Real Estate — 2.1%
Growthpoint Properties ‡	12,525,735	8,097,784

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Redefine Properties ‡	33,362,210	$7,916,154
		16,013,938
TOTAL SOUTH AFRICA		23,192,827
SPAIN — 0.8%
Utilities — 0.8%
Enagas	504,681	6,411,146

THAILAND — 1.2%
Real Estate — 1.2%
Sansiri NVDR	180,064,900	9,143,607

UNITED KINGDOM — 6.7%
Consumer Staples — 1.4%
British American Tobacco ADR	264,448	10,482,719

Energy — 1.6%
SDCL Energy Efficiency Income Trust	9,550,608	6,147,136
Serica Energy	3,769,632	6,580,930
		12,728,066
Financials — 3.7%
Abrdn PLC	4,472,425	8,599,749
Liontrust Asset Management	913,696	5,097,534
M&G PLC	2,504,379	6,488,109
Phoenix Group Holdings PLC	1,289,048	8,368,881
		28,554,273
TOTAL UNITED KINGDOM		51,765,058
UNITED STATES — 31.3%
Energy — 4.2%
Civitas Resources	116,993	5,938,565
DHT Holdings (A)	703,271	7,961,028
Kinetik Holdings, Cl A	207,475	13,367,614
Nordic American Tankers	2,014,625	5,439,487
		32,706,694

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — 18.2%
AGNC Investment ‡	778,785	$7,764,486
Annaly Capital Management ‡	381,586	7,788,170
Apollo Commercial Real Estate Finance ‡	694,649	6,154,590
Arbor Realty Trust ‡	553,225	7,407,683
Blackstone Mortgage Trust, Cl A ‡	368,843	6,639,174
BrightSpire Capital, Cl A ‡	1,169,034	6,581,661
Chimera Investment ‡	572,805	8,529,066
Dynex Capital ‡	625,832	8,304,791
Ellington Financial ‡	642,493	8,069,712
Franklin BSP Realty Trust ‡	583,213	7,424,302
KKR Real Estate Finance Trust ‡	793,861	7,922,733
MFA Financial ‡	660,975	6,940,238
New York Mortgage Trust ‡	1,050,312	6,333,381
PennyMac Mortgage Investment Trust ‡	564,019	7,670,658
Ready Capital ‡	863,569	5,742,734
Redwood Trust ‡	1,275,233	8,352,776
Rithm Capital ‡	702,864	8,089,965
Starwood Property Trust ‡	388,266	7,512,947
Two Harbors Investment ‡	566,029	7,216,870
		140,445,937
Materials — 0.9%
Ardagh Metal Packaging	2,624,575	7,270,073

Real Estate — 7.6%
Brandywine Realty Trust ‡	1,841,089	10,107,579
Easterly Government Properties, Cl A ‡	571,642	6,493,853
Gladstone Commercial ‡	608,611	9,865,584
Global Medical REIT ‡	947,741	7,430,289
Global Net Lease ‡	1,087,841	7,821,577
Omega Healthcare Investors ‡	219,926	8,150,458
Sabra Health Care REIT ‡	524,284	8,760,786
		58,630,126
Utilities — 0.4%
NextEra Energy Partners	305,267	3,217,514

TOTAL UNITED STATES		242,270,344
TOTAL COMMON STOCK (Cost $805,400,019)		755,697,683

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 0.9%
UNITED STATES— 0.9%
Energy — 0.9%
Kimbell Royalty Partners (A)	487,637	$7,504,733
TOTAL MASTER LIMITED PARTNERSHIP (Cost $7,410,235)		7,504,733

PREFERRED STOCK — 0.8%
BRAZIL—0.8%
Energy — 0.8%
Petroleo Brasileiro (C)	958,600	6,184,993
TOTAL PREFERRED STOCK (Cost $7,704,212)		6,184,993

	Face Amount
REPURCHASE AGREEMENTS(D) — 3.4%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,113,075 (collateralized by various U.S. Government Obligations, ranging in par value $1,390 - $1,594,710, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $6,205,590)	$6,110,860	6,110,860
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,113,070 (collateralized by various U.S. Government Obligations, ranging in par value $266,897 - $3,603,794, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $6,205,556)	6,110,860	6,110,860
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $1,560,787 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $191 - $487,773, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $1,584,216)	1,560,221	1,560,221

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,113,075 (collateralized by various U.S. Government Obligations, ranging in par value $3,962 - $1,972,852, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $6,206,750)	$6,110,860	$6,110,860
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $6,113,070 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,394 - $13,138,107, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $6,207,769)	6,110,860	6,110,860
TOTAL REPURCHASE AGREEMENTS (Cost $26,003,661)		26,003,661
TOTAL INVESTMENTS — 102.8% (Cost $846,518,127)		$795,391,070

Percentages are based on Net Assets of $773,695,358.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts MSCI Emerging Markets	57	Mar-2025	$3,998,752	$3,970,050	$(28,702)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $28,784,899.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $26,003,661. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $4,346,797.

Schedules of Investments	January 31, 2025 (Unaudited)

Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$746,810,272	$8,887,411	$—	^	$755,697,683
Master Limited Partnership	7,504,733	—	—		7,504,733
Preferred Stock	6,184,993	—	—		6,184,993
Repurchase Agreements	—	26,003,661	—		26,003,661
Total Investments in Securities	$760,499,998	$34,891,072	$—		$795,391,070

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(28,702)	$—	$—		$(28,702)
Total Other Financial Instruments	$(28,702)	$—	$—		$(28,702)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 31.6%
Communication Services — 31.6%
Baidu ADR * (A)	55,848	$5,059,829
Bilibili ADR *	136,175	2,276,846
DouYu International Holdings ADR	6,347	99,521
Hello Group ADR	64,150	461,238
HUYA ADR	35,885	125,598
JOYY ADR *	15,959	691,823
Kuaishou Technology, Cl B *	1,262,888	6,823,706
Meitu (A)	1,341,200	722,963
NetEase ADR	64,525	6,636,396
Newborn Town *	322,300	196,070
Tencent Holdings	203,827	10,495,327
Tencent Music Entertainment Group ADR	350,377	4,197,516
Weibo ADR	39,902	391,838

TOTAL CHINA		38,178,671
GERMANY — 0.5%
Communication Services — 0.5%
United Internet	37,455	631,161

JAPAN — 3.8%
Communication Services — 3.8%
DeNA (A)	34,496	610,391
giftee	9,024	80,595
Gree	25,637	76,820
Kakaku.com	57,847	912,627
MIXI	15,989	332,997
Nexon (A)	192,694	2,522,381

TOTAL JAPAN		4,535,811
SINGAPORE — 0.2%
Communication Services — 0.2%
Grindr *	13,980	249,403

SOUTH KOREA — 11.8%
Communication Services — 11.8%
Com2uSCorp *	3,737	121,909

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Kakao	142,249	$3,754,473
NAVER	68,253	10,169,838
SOOP	3,590	198,401

TOTAL SOUTH KOREA		14,244,621
UNITED ARAB EMIRATES — 0.1%
Communication Services — 0.1%
Yalla Group ADR *	42,377	168,661

UNITED KINGDOM — 0.5%
Communication Services — 0.5%
Trustpilot Group *	157,819	653,004

UNITED STATES — 51.4%
Communication Services — 48.7%
Alphabet, Cl A	31,574	6,441,728
Angi, Cl A * (A)	34,592	62,266
Bumble, Cl A *	43,386	351,860
IAC *	35,962	1,522,271
Match Group	122,542	4,374,749
Meta Platforms, Cl A	18,777	12,940,733
Nextdoor Holdings *	77,342	202,636
Pinterest, Cl A *	284,219	9,367,858
Reddit, Cl A *	35,550	7,094,003
Rumble * (A)	34,529	427,469
Snap, Cl A *	504,192	5,692,328
Spotify Technology *	14,022	7,691,768
Trump Media & Technology Group * (A)	35,864	1,142,627
Vimeo *	67,769	454,730
Yelp, Cl A *	30,949	1,236,103
		59,003,129
Consumer Discretionary — 0.1%
Groupon, Cl A * (A)	9,693	101,485

Industrials — 0.4%
Fiverr International *	14,140	436,502

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.2%
Life360, CDI, Cl CDI *	96,130	$1,516,413
Sprinklr, Cl A *	49,029	436,848
Sprout Social, Cl A *	23,233	759,022
		2,712,283
TOTAL UNITED STATES		62,253,399
TOTAL COMMON STOCK (Cost $154,867,791)		120,914,731

	Face Amount
U.S. TREASURY OBLIGATION — 16.5%
U.S. Treasury Bills 4.264%, 03/04/25(B)	$20,000,000	19,931,485
TOTAL U.S. TREASURY OBLIGATION (Cost $19,933,895)		19,931,485

REPURCHASE AGREEMENTS(C) — 3.1%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $893,449 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $116 - $295,827, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $960,803)	893,125	893,125
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $893,448 (collateralized by various U.S. Government Obligations, ranging in par value $39,008 - $526,708, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $906,965)	893,125	893,125

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $228,116 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $28 - $71,290, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $231,540)	$228,033	$228,033
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $893,449 (collateralized by various U.S. Government Obligations, ranging in par value $579 - $288,340, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $907,140)	893,125	893,125
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $893,448 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $350 - $1,920,183, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $907,289)	893,125	893,125
TOTAL REPURCHASE AGREEMENTS (Cost $3,800,533)		3,800,533
TOTAL INVESTMENTS — 119.5% (Cost $178,602,219)		$144,646,749

Percentages are based on Net Assets of $121,041,051.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $4,105,329.
(B)	Interest rate represents the security’s effective yield at the time of purchase.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Social Media ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $3,800,533. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $526,710.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$102,676,665	$18,238,066	$—	$120,914,731
U.S. Treasury Obligation	—	19,931,485	—	19,931,485
Repurchase Agreements	—	3,800,533	—	3,800,533
Total Investments in Securities	$102,676,665	$41,970,084	$—	$144,646,749

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.7%
Consumer Discretionary — 1.7%
Alibaba Group Holding ADR	8,519	$842,018

SINGAPORE — 1.8%
Communication Services — 1.8%
Sea ADR *	7,331	892,842

SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Coupang, Cl A *	30,826	724,719

UNITED STATES — 94.9%
Communication Services — 7.6%
Alphabet, Cl A	4,375	892,588
Endeavor Group Holdings, Cl A (A)	26,042	796,364
Meta Platforms, Cl A	1,362	938,663
ROBLOX, Cl A *	14,877	1,057,308
		3,684,923
Consumer Discretionary — 12.6%
Amazon.com *	3,725	885,358
Asbury Automotive Group *	2,923	867,196
Chipotle Mexican Grill, Cl A *	12,872	751,081
Expedia Group *	4,161	711,323
Green Brick Partners *	10,865	657,007
Home Depot	1,849	761,751
Lithia Motors, Cl A	2,034	764,987
United Parks & Resorts *	13,228	695,264
		6,093,967
Consumer Staples — 6.7%
Albertsons, Cl A	39,973	801,459
Costco Wholesale	832	815,260
Maplebear *	17,968	867,495
Post Holdings *	7,110	754,798
		3,239,012

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.2%
Chesapeake Energy	7,945	$807,212
Hess	5,181	720,314
		1,527,526
Financials — 6.3%
Janus Henderson Group	16,958	761,923
Mastercard, Cl A	1,446	803,152
S&P Global	1,499	781,593
US Bancorp	15,123	722,577
		3,069,245
Health Care — 14.4%
Abbott Laboratories	6,511	832,952
Amicus Therapeutics *	77,961	746,866
Incyte *	9,946	737,595
Madrigal Pharmaceuticals *	2,615	875,502
MoonLake Immunotherapeutics, Cl A *	15,456	710,822
Nuvalent, Cl A *	8,686	745,346
PTC Therapeutics *	19,238	882,639
Tenet Healthcare *	4,858	684,444
United Therapeutics *	2,077	729,380
		6,945,546
Industrials — 9.2%
Avis Budget Group *	7,527	675,172
Carrier Global	10,125	661,973
Delta Air Lines	11,779	792,373
Hertz Global Holdings * (A)	186,327	769,531
Howmet Aerospace	6,737	852,769
Quanta Services	2,334	717,962
		4,469,780
Information Technology — 22.1%
Altair Engineering, Cl A *	7,274	802,686
Apple	3,354	791,544
Astera Labs *	8,731	885,498
CyberArk Software *	2,472	917,062
Elastic *	8,743	984,287
GoDaddy, Cl A *	4,126	877,394

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Guidewire Software *	3,926	$829,446
Impinj *	4,275	542,455
Microsoft	1,819	754,994
Oracle	4,107	698,436
Salesforce	2,320	792,744
Seagate Technology Holdings	7,796	751,223
Snowflake, Cl A *	5,992	1,087,608
		10,715,377
Materials — 4.6%
Linde PLC	1,680	749,482
Sherwin-Williams	1,991	713,096
United States Steel	21,061	776,098
		2,238,676
Real Estate — 3.2%
ProLogis ‡	6,653	793,370
Welltower ‡	5,548	757,191
		1,550,561
Utilities — 5.0%
Constellation Energy	3,365	1,009,433
PG&E	35,867	561,319
Talen Energy *	3,765	834,813
		2,405,565
TOTAL UNITED STATES		45,940,178
TOTAL COMMON STOCK (Cost $41,832,479)		48,399,757

SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.310% (Cost $428,018)	428,018	428,018

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.2%
RBC Capital Markets 4.230%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $579,752 (collateralized by a U.S. Treasury Obligations, par value $645,443, 1.250%, 03/31/2028, with a total market value of $591,387) (Cost $579,548)	$579,548	$579,548
TOTAL INVESTMENTS — 102.0% (Cost $42,840,045)		$49,407,323

Percentages are based on Net Assets of $48,416,449.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $966,957.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $579,548. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2025.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,399,757	$—	$—	$48,399,757
Short-Term Investment	428,018	—	—	428,018
Repurchase Agreement	—	579,548	—	579,548
Total Investments in Securities	$48,827,775	$579,548	$—	$49,407,323

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
UNITED STATES— 99.3%
Communication Services — 4.5%
Telephone and Data Systems, 6.000%	123,419	$2,394,329
United States Cellular, 5.500% (A)	89,306	1,987,058
United States Cellular, 5.500% (A)	89,305	1,978,106
		6,359,493
Consumer Discretionary — 3.6%
Ford Motor, 6.500% (A)	124,611	3,043,001
Qurate Retail, 8.000% (A)	57,666	2,120,379
		5,163,380
Financials — 79.3%
Affiliated Managers Group, 6.750%	80,924	2,013,389
Allstate, 7.375%	124,623	3,312,479
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A) (B)	96,275	2,590,760
Apollo Global Management, 6.750%	115,887	10,323,214
Athene Holding, 7.750%, H15T5Y + 3.962% (B).	73,096	1,905,613
Athene Holding, 6.350%, US0003M + 4.253% (B)	125,628	3,089,193
Banc of California, 7.750%, H15T5Y + 4.820% (B)	92,303	2,349,111
Bank of America, 7.250% *	4,406	5,392,944
Bank of America, 4.750%	38,592	792,294
Bank of America, 4.375%	60,808	1,152,920
Bank of America, 4.250%	73,511	1,340,106
Brighthouse Financial, 5.375%	103,659	1,689,642
Capital One Financial, 4.375%	121,714	2,125,127
Charles Schwab, 4.450% (A)	108,195	2,137,933
Citizens Financial Group, 7.375% (A)	72,570	1,931,813
Enstar Group, 7.000%, US0003M + 4.015% (A) (B)	72,596	1,468,617
F&G Annuities & Life, 7.950% (A)	62,597	1,648,179
Flagstar Financial, 6.375%, US0003M + 3.821% (B)	92,605	2,049,349
Jackson Financial, 8.000%, H15T5Y + 3.728% (A) (B)	98,937	2,647,554
JPMorgan Chase, 4.625% (A)	226,582	4,570,159
JPMorgan Chase, 4.550% (A)	183,551	3,667,349
JPMorgan Chase, 4.200%	244,940	4,509,345
KeyCorp, 6.200%, H15T5Y + 3.132% (A) (B)	108,240	2,644,303
KeyCorp, 6.125%, TSFR3M + 4.154% (B)	89,924	2,230,115

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Lincoln National, 9.000%	89,938	$2,446,314
M&T Bank, 7.500% (A)	155,823	4,194,755
Morgan Stanley, 6.500% (A)	160,842	4,135,248
Morgan Stanley, 5.850% (B)	160,806	3,918,842
Morgan Stanley, 4.250%	209,041	3,854,716
Regions Financial, 6.950%, H15T5Y + 2.771% (A) (B)	89,406	2,279,853
Regions Financial, 5.700%, TSFR3M + 3.410% (B)	89,384	2,211,360
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (B)	83,617	1,984,231
State Street, 5.350%, TSFR3M + 3.971% (A) (B)	89,918	2,141,847
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A) (B)	89,933	2,339,157
Synovus Financial, 8.397%, H15T5Y + 4.127% (B)	63,504	1,640,308
TPG Operating Group II, 6.950%	72,570	1,829,490
US Bancorp, 4.000% (A)	155,736	2,720,708
Wells Fargo, 7.500% *	6,051	7,194,034
Wells Fargo, 4.700% (A)	70,722	1,413,733
Wells Fargo, 4.375%	63,331	1,188,723
		113,074,827
Industrials — 2.0%
Chart Industries, 6.750% *	36,196	2,814,239
Materials — 5.3%
Albemarle, 7.250% *	185,318	7,509,085
Utilities — 4.6%
SCE Trust VII, 7.500%	98,934	2,308,130
SCE Trust VIII, 6.950% (A)	63,503	1,423,102
Southern, 4.200% (A)	155,748	2,887,568
		6,618,800
TOTAL UNITED STATES		141,539,824
TOTAL PREFERRED STOCK (Cost $142,134,315)		141,539,824

SHORT-TERM INVESTMENT(C)(D) — 2.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.310% (Cost $3,082,721)	3,082,721	3,082,721

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 2.9%
RBC Capital Markets 4.230%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $4,175,558 (collateralized by a U.S. Treasury Obligations, par value $4,648,682, 1.250%, 03/31/2028, with a total market value of $4,259,354) (Cost $4,174,087)	$4,174,087	$4,174,087
TOTAL INVESTMENTS — 104.4% (Cost $149,391,123)		$148,796,632

Percentages are based on Net Assets of $142,538,370.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $7,006,503.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $4,174,087. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2025.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$141,539,824	$—	$—	$141,539,824
Short-Term Investment	3,082,721	—	—	3,082,721
Repurchase Agreement	—	4,174,087	—	4,174,087
Total Investments in Securities	$144,622,545	$4,174,087	$—	$148,796,632

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 85.0%
NORWAY — 2.2%
Energy — 2.2%
Frontline (A)	234,922	$4,068,849
SFL, Cl B	970,461	10,238,364

TOTAL NORWAY		14,307,213
UNITED STATES — 82.8%
Communication Services — 6.4%
AT&T	738,380	17,521,758
Cogent Communications Holdings	163,027	12,282,454
Verizon Communications	308,303	12,144,055
		41,948,267
Consumer Discretionary — 1.5%
Wendy’s	677,265	10,043,840

Consumer Staples — 8.9%
Altria Group	311,851	16,287,978
Kraft Heinz	358,567	10,699,639
Philip Morris International	139,760	18,196,752
Universal	251,042	13,335,351
		58,519,720
Energy — 8.9%
Chesapeake Energy	159,146	16,169,234
Chord Energy	76,222	8,571,164
Coterra Energy	507,839	14,077,297
Kinder Morgan	732,009	20,115,607
		58,933,302
Financials — 8.0%
TFS Financial	932,934	12,799,854
Virtu Financial, Cl A	746,151	29,890,809
Western Union	975,850	10,070,772
		52,761,435
Health Care — 3.8%
AbbVie	70,333	12,934,239

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	451,951	$11,985,740
		24,919,979
Industrials — 1.9%
Ennis	615,266	12,766,769

Information Technology — 2.6%
International Business Machines	66,538	17,013,767

Materials — 5.8%
Dow	224,926	8,783,361
International Paper	349,894	19,464,603
LyondellBasell Industries, Cl A	127,733	9,669,388
		37,917,352
Real Estate — 18.0%
Alexander’s ‡	55,659	10,572,427
CBL & Associates Properties ‡	536,212	16,413,449
Community Healthcare Trust ‡	458,911	9,100,205
Easterly Government Properties, Cl A ‡	1,068,737	12,140,852
Gaming and Leisure Properties ‡	276,257	13,368,076
LTC Properties ‡	396,206	13,629,487
National Health Investors ‡	234,437	15,967,504
Omega Healthcare Investors ‡	403,411	14,950,412
Universal Health Realty Income Trust ‡	314,339	12,271,795
		118,414,207
Utilities — 17.0%
Avista	371,889	13,618,575
Dominion Energy	272,240	15,133,821
Duke Energy	135,886	15,217,873
Evergy	59,857	3,841,024
Northwest Natural Holding	342,125	13,657,630
Northwestern Energy Group	255,668	13,783,062
OGE Energy	379,744	16,036,589

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Spire	289,227	$20,523,548
		111,812,122
TOTAL UNITED STATES		545,050,760
TOTAL COMMON STOCK (Cost $515,388,293)		559,357,973

MASTER LIMITED PARTNERSHIPS — 14.8%
UNITED STATES— 14.8%
Energy — 10.7%
Alliance Resource Partners	284,552	8,166,642
CrossAmerica Partners	568,449	13,233,493
Dorchester Minerals Partners	115,011	3,613,646
Global Partners	263,701	14,287,320
MPLX	321,062	16,698,435
USA Compression Partners	517,311	13,786,338
		69,785,874
Materials — 2.1%
Westlake Chemical Partners	559,555	13,653,142
Utilities — 2.0%
Suburban Propane Partners	632,943	13,374,085
TOTAL UNITED STATES		96,813,101
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $47,463,934)		96,813,101

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.4%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $692,286 (collateralized by various U.S. Government Obligations, ranging in par value $157 - $180,596, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $702,763)	$692,035	692,035

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $692,285 (collateralized by various U.S. Government Obligations, ranging in par value $30,225 - $408,118, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $702,759)	$692,035	$692,035
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $176,757 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $22 - $55,240, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $179,410)	176,693	176,693
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $692,286 (collateralized by various U.S. Government Obligations, ranging in par value $449 - $223,419, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $702,894)	692,035	692,035
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $692,285 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $271 - $1,487,848, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $703,010)	692,035	692,035
TOTAL REPURCHASE AGREEMENTS (Cost $2,944,833)		2,944,833
TOTAL INVESTMENTS — 100.2% (Cost $565,797,060)		$659,115,907

Percentages are based on Net Assets of $657,970,738.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $2,901,684.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $2,944,833. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $0.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$559,357,973	$—	$—	$559,357,973
Master Limited Partnerships	96,813,101	—	—	96,813,101
Repurchase Agreements	—	2,944,833	—	2,944,833
Total Investments in Securities	$656,171,074	$2,944,833	$—	$659,115,907

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.6%
BRAZIL — 7.6%
Communication Services — 1.5%
TIM	197,800	$528,573

Consumer Discretionary — 1.1%
Vibra Energia	138,700	400,322

Financials — 3.3%
Banco Bradesco	255,700	482,378
Banco do Brasil	139,800	662,444
		1,144,822
Materials — 1.7%
Vale	62,900	583,291

TOTAL BRAZIL		2,657,008
CHINA — 35.3%
Consumer Discretionary — 7.7%
Chow Tai Fook Jewellery Group	758,000	681,962
HLA Group, Cl A	815,640	982,106
MINISO Group Holding	173,800	1,001,543
		2,665,611
Energy — 5.3%
PetroChina, Cl H	761,200	585,193
Pingdingshan Tianan Coal Mining, Cl A	514,400	637,021
Shan Xi Hua Yang Group New Energy, Cl A	676,400	627,997
		1,850,211
Financials — 9.3%
Bank of China, Cl H	1,505,900	776,954
Bank of Communications, Cl H	956,180	771,905
China CITIC Bank, Cl H	1,191,000	849,884
China Construction Bank, Cl H	1,015,800	825,250
		3,223,993
Industrials — 4.6%
Jiangsu Expressway, Cl H	626,000	691,752

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Yutong Bus, Cl A	228,900	$894,342
		1,586,094
Information Technology — 1.9%
Shanghai Baosight Software, Cl B	419,300	670,880

Materials — 2.6%
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,278,440	916,954

Real Estate — 3.9%
C&D International Investment Group	411,000	674,133
Youngor Fashion, Cl A	619,700	693,485
		1,367,618
TOTAL CHINA		12,281,361
COLOMBIA — 1.9%
Utilities — 1.9%
Interconexion Electrica ESP	145,694	642,788

CZECHIA — 5.3%
Financials — 5.3%
Komercni Banka	22,468	826,200
Moneta Money Bank	181,270	1,026,415

TOTAL CZECHIA		1,852,615
GREECE — 4.3%
Consumer Discretionary — 4.3%
JUMBO	25,997	708,063
OPAP	46,652	803,116

TOTAL GREECE		1,511,179
HUNGARY — 1.8%
Energy — 1.8%
MOL Hungarian Oil & Gas	86,216	632,787

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 4.9%
Energy — 4.9%
Bharat Petroleum	174,220	$525,177
Coal India	129,655	592,619
Indian Oil	394,569	585,319

TOTAL INDIA		1,703,115
INDONESIA — 1.6%
Consumer Staples — 1.6%
Unilever Indonesia	5,572,600	557,260

KUWAIT — 1.9%
Communication Services — 1.9%
Mobile Telecommunications KSCP	445,452	655,544

MEXICO — 3.3%
Financials — 1.8%
Grupo Financiero Banorte, Cl O	91,000	631,303

Real Estate — 1.5%
Fibra Uno Administracion ‡	505,300	525,820

TOTAL MEXICO		1,157,123
POLAND — 6.2%
Financials — 4.4%
Powszechny Zaklad Ubezpieczen	63,769	786,369
Santander Bank Polska	5,906	738,496
		1,524,865
Industrials — 1.8%
Budimex	5,354	630,915

TOTAL POLAND		2,155,780
ROMANIA — 2.3%
Real Estate — 2.3%
NEPI Rockcastle	107,683	814,284

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC (A)	1,194,381	$—
PhosAgro PJSC GDR *(A)	42	—
Severstal PAO (A)	71,665	—

TOTAL RUSSIA		—
SAUDI ARABIA — 3.5%
Energy — 1.9%
Saudi Arabian Oil	88,258	654,164

Materials — 1.6%
Saudi Aramco Base Oil	18,824	560,097

TOTAL SAUDI ARABIA		1,214,261
SOUTH AFRICA — 4.1%
Financials — 2.6%
Absa Group	89,234	887,370

Materials — 1.5%
Kumba Iron Ore (B)	25,686	534,673

TOTAL SOUTH AFRICA		1,422,043
THAILAND — 4.7%
Energy — 1.9%
PTT Exploration & Production NVDR	179,400	679,243

Financials — 2.8%
SCB X NVDR	259,900	964,736

TOTAL THAILAND		1,643,979
TÜRKIYE — 4.9%
Energy — 1.4%
Turkiye Petrol Rafinerileri	127,273	501,226

Financials — 3.5%
Akbank	365,192	660,531

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Yapi ve Kredi Bankasi	652,147	$558,765
		1,219,296
TOTAL TÜRKIYE		1,720,522
TOTAL COMMON STOCK (Cost $33,237,844)		32,621,649

PREFERRED STOCK — 6.0%
BRAZIL— 2.0%
Utilities — 2.0%
Cia Energetica de Minas Gerais (C)	364,385	683,670
TOTAL BRAZIL		683,670
COLOMBIA— 2.3%
Financials — 2.3%
Bancolombia (C)	82,414	814,564
TOTAL COLOMBIA		814,564
RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(C)	3,166,303	—
TOTAL RUSSIA		—
SOUTH KOREA— 1.7%
Consumer Discretionary — 1.7%
Hyundai Motor (C)	5,296	586,825
TOTAL SOUTH KOREA		586,825
TOTAL PREFERRED STOCK (Cost $3,402,357)		2,085,059

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.6%
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $198,210 (collateralized by various U.S. Government Obligations, ranging in par value $843 - $967,166, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $3,763,591) (Cost $198,138)	$198,138	$198,138
TOTAL INVESTMENTS — 100.2% (Cost $36,838,339)		$34,904,846

Percentages are based on Net Assets of $34,834,553.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI Emerging Markets	2	Mar-2025	$110,917	$109,040	$(1,877)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $400,995.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $198,138. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $212,341.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$18,470,483	$14,151,166	$—	^	$32,621,649
Preferred Stock	2,085,059	—	—	^	2,085,059
Repurchase Agreement	—	198,138	—		198,138
Total Investments in Securities	$20,555,542	$14,349,304	$—		$34,904,846

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(1,877)	$—	$—		$(1,877)
Total Other Financial Instruments	$(1,877)	$—	$—		$(1,877)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 98.8%
AUSTRALIA — 3.3%
Real Estate — 3.3%
Charter Hall Long Wale REIT ‡	2,472,503	$6,014,659

CANADA — 3.2%
Real Estate — 3.2%
SmartCentres Real Estate Investment Trust ‡	344,295	5,838,692

FRANCE — 3.6%
Real Estate — 3.6%
Covivio ‡	121,508	6,479,921

HONG KONG — 2.6%
Real Estate — 2.6%
Link REIT ‡	1,149,000	4,733,675

SINGAPORE — 5.9%
Real Estate — 5.9%
Frasers Logistics & Commercial Trust ‡	7,456,046	4,868,738
Keppel ‡	9,120,310	5,753,608

TOTAL SINGAPORE		10,622,346
SOUTH AFRICA — 3.1%
Real Estate — 3.1%
Growthpoint Properties ‡	8,780,117	5,676,273

UNITED STATES — 77.1%
Financials — 37.7%
AGNC Investment ‡	552,652	5,509,941
Annaly Capital Management ‡	315,420	6,437,722
ARMOUR Residential REIT ‡	279,985	5,269,318
Dynex Capital ‡	504,740	6,697,900
Ellington Financial ‡	522,818	6,566,594
Invesco Mortgage Capital ‡	424,852	3,594,248
Ladder Capital, Cl A ‡	565,063	6,334,356
MFA Financial ‡	582,584	6,117,132
Orchid Island Capital, Cl A ‡	454,823	3,797,772

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ready Capital ‡	711,881	$4,734,009
Rithm Capital ‡	594,136	6,838,505
Starwood Property Trust ‡	322,224	6,235,034
		68,132,531
Real Estate — 39.4%
Broadstone Net Lease, Cl A ‡	371,600	5,848,984
EPR Properties ‡	141,824	6,538,086
Gaming and Leisure Properties ‡	134,264	6,497,035
Getty Realty ‡	224,441	6,959,915
Global Net Lease ‡	538,272	3,870,176
Healthcare Realty Trust, Cl A ‡	367,817	6,160,935
LTC Properties ‡	194,839	6,702,462
National Health Investors ‡	113,937	7,760,249
Omega Healthcare Investors ‡	218,021	8,079,858
Sabra Health Care REIT ‡	444,265	7,423,668
WP Carey ‡	98,858	5,527,151
		71,368,519
TOTAL UNITED STATES		139,501,050
TOTAL COMMON STOCK (Cost $180,631,441)		178,866,616
TOTAL INVESTMENTS — 98.8% (Cost $180,631,441)		$178,866,616

Percentages are based on Net Assets of $180,978,169.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts DJ U.S. Real Estate	49	Mar-2025	$1,804,251	$1,786,050	$(18,201)

‡	Real Estate Investment Trust

Schedules of Investments	January 31, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$174,132,941	$4,733,675	$—	$178,866,616
Total Investments in Securities	$174,132,941	$4,733,675	$—	$178,866,616

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(18,201)	$—	$—	$(18,201)
Total Other Financial Instruments	$(18,201)	$—	$—	$(18,201)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.7%
AUSTRIA — 6.0%
Utilities — 6.0%
Verbund	21,137	$1,628,205

BRAZIL — 11.7%
Utilities — 11.7%
Centrais Eletricas Brasileiras	274,255	1,694,404
Engie Brasil Energia	204,684	1,289,459
Serena Energia *	170,862	190,708

TOTAL BRAZIL		3,174,571
CANADA — 6.1%
Utilities — 6.1%
Boralex, Cl A	28,450	507,611
Innergex Renewable Energy	56,044	281,720
Northland Power (A)	72,106	846,900

TOTAL CANADA		1,636,231
CHINA — 4.1%
Utilities — 4.1%
China Datang Renewable Power, Cl H (A)	693,300	188,638
China Longyuan Power Group, Cl H	924,400	678,624
Xinyi Energy Holdings (A)	2,327,200	235,958

TOTAL CHINA		1,103,220
DENMARK — 6.5%
Utilities — 6.5%
Orsted *	45,194	1,750,920

FRANCE — 4.5%
Utilities — 4.5%
Neoen	29,363	1,214,263

GERMANY — 0.6%
Energy — 0.6%
Verbio (A)	17,531	168,394

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 2.5%
Utilities — 2.5%
Terna Energy	32,875	$683,507

INDIA — 1.7%
Utilities — 1.7%
ReNew Energy Global, Cl A *	70,593	457,443

INDONESIA — 5.4%
Utilities — 5.4%
Barito Renewables Energy	2,633,500	1,458,119

ISRAEL — 3.6%
Utilities — 3.6%
Energix-Renewable Energies	143,994	470,645
Enlight Renewable Energy *	31,055	503,263

TOTAL ISRAEL		973,908
ITALY — 3.1%
Utilities — 3.1%
ERG	41,781	850,431

JAPAN — 0.9%
Industrials — 0.5%
West Holdings	12,597	128,614

Utilities — 0.4%
RENOVA *	24,855	99,516

TOTAL JAPAN		228,130
NEW ZEALAND — 15.0%
Utilities — 15.0%
Contact Energy	221,812	1,166,230
Mercury NZ	353,540	1,261,201
Meridian Energy	491,859	1,640,624

TOTAL NEW ZEALAND		4,068,055

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC *(B)	271,804,543	$—

SOUTH AFRICA — 1.1%
Utilities — 1.1%
Scatec *	43,989	308,776

SPAIN — 7.2%
Utilities — 7.2%
EDP Renovaveis	179,379	1,684,796
Solaria Energia y Medio Ambiente *	34,549	271,522

TOTAL SPAIN		1,956,318
THAILAND — 0.7%
Utilities — 0.7%
Energy Absolute NVDR	2,044,430	188,203

TURKEY — 0.4%
Utilities — 0.4%
Galata Wind Enerji	147,654	117,121

TURKIYE — 1.1%
Utilities — 1.1%
Akfen Yenilenebilir Enerji *	328,933	165,136
Aydem Yenilenebilir Enerji	192,757	119,136

TOTAL TURKIYE		284,272
UNITED KINGDOM — 2.9%
Utilities — 2.9%
Drax Group	102,188	790,408

UNITED STATES — 9.6%
Industrials — 2.1%
Sunrun *	62,252	563,381

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 7.5%
Clearway Energy, Cl C	22,979	$595,846
NextEra Energy Partners	25,832	272,269
Ormat Technologies	16,809	1,078,297
Sunnova Energy International * (A)	33,988	87,349
		2,033,761
TOTAL UNITED STATES		2,597,142
TOTAL COMMON STOCK (Cost $56,529,013)		25,637,637

MASTER LIMITED PARTNERSHIP — 4.8%
CANADA—4.8%
Utilities — 4.8%
Brookfield Renewable Partners, Cl A	58,473	1,281,904
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,317,352)		1,281,904

	Face Amount
REPURCHASE AGREEMENTS(C) — 4.2%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $267,384 (collateralized by various U.S. Government Obligations, ranging in par value $61 - $69,752, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $271,430)	$267,287	267,287
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $267,384 (collateralized by various U.S. Government Obligations, ranging in par value $11,674 - $157,629, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $271,429)	267,287	267,287

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $68,271 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8 - $21,336, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $69,296)	$68,246	$68,246
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $267,384 (collateralized by various U.S. Government Obligations, ranging in par value $173 - $86,292, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $271,481)	267,287	267,287
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $267,384 (collateralized by various U.S. Government Obligations, ranging in par value $105 - $574,656, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $271,526)	267,287	267,287
TOTAL REPURCHASE AGREEMENTS (Cost $1,137,394)		1,137,394
TOTAL INVESTMENTS — 103.7% (Cost $58,983,759)		$28,056,935

Percentages are based on Net Assets of $27,062,784.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $1,056,832.
(B)	Level 3 security in accordance with fair value hierarchy.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $1,137,394. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $46,183.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$23,560,509	$2,077,128	$—	^	$25,637,637
Master Limited Partnership	1,281,904	—	—		1,281,904
Repurchase Agreements	—	1,137,394	—		1,137,394
Total Investments in Securities	$24,842,413	$3,214,522	$—		$28,056,935

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,680	$976,014

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	11,524	4,436,164

JERSEY — 0.0%
Consumer Discretionary — 0.0%
Aptive PLC *	6,494	405,355

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	5,604	829,224

UNITED STATES — 99.2%
Communication Services — 10.0%
Alphabet, Cl A	106,221	21,671,208
Alphabet, Cl C	86,471	17,778,438
AT&T	129,828	3,080,818
Charter Communications, Cl A *	1,787	617,391
Comcast, Cl A	69,996	2,356,065
Electronic Arts	4,371	537,240
Fox, Cl A	3,989	204,157
Fox, Cl B	2,338	113,627
Interpublic Group	6,792	194,727
Live Nation Entertainment *	2,649	383,257
Match Group	5,199	185,604
Meta Platforms, Cl A	39,625	27,308,758
Netflix *	7,783	7,602,123
News, Cl A	6,844	192,453
News, Cl B	2,593	82,069
Omnicom Group	3,526	306,022
Paramount Global, Cl B	11,355	123,542
Take-Two Interactive Software *	2,988	554,304
T-Mobile US	8,876	2,067,842
Verizon Communications	76,275	3,004,472

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney	32,853	$3,714,360
Warner Bros Discovery *	43,355	452,626
		92,531,103
Consumer Discretionary — 11.0%
Airbnb, Cl A *	12,329	1,617,195
AutoZone *	508	1,701,907
Best Buy	5,505	472,659
Booking Holdings	924	4,377,505
BorgWarner	6,700	213,730
CarMax *	4,543	389,063
Carnival *	28,525	789,287
Chipotle Mexican Grill, Cl A *	39,231	2,289,129
Darden Restaurants	3,483	680,021
Deckers Outdoor *	4,385	777,724
Domino’s Pizza	1,030	462,594
DR Horton	8,387	1,190,115
eBay	14,002	944,855
Expedia Group *	3,557	608,069
Ford Motor	111,823	1,127,176
Garmin	4,425	955,136
General Motors	31,358	1,550,967
Genuine Parts	4,000	465,000
Hasbro	3,742	216,437
Hilton Worldwide Holdings	7,133	1,826,547
Home Depot	28,439	11,716,299
Lennar, Cl A	6,945	911,462
LKQ	7,203	269,320
Lowe’s	16,180	4,207,447
Lululemon Athletica *	3,178	1,316,328
Marriott International, Cl A	6,707	1,948,987
McDonald’s	20,567	5,937,693
Mohawk Industries *	1,606	196,414
NIKE, Cl B	33,975	2,612,677
Norwegian Cruise Line Holdings *	12,136	344,056
NVR *	94	753,521
O’Reilly Automotive *	1,677	2,170,742
Pool	1,067	367,315
PulteGroup	5,926	674,260

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	9,628	$1,449,592
Royal Caribbean Cruises	6,703	1,787,020
Starbucks	32,546	3,504,553
Tapestry	6,010	438,369
Tesla *	79,790	32,283,034
TJX	32,410	4,044,444
Tractor Supply	15,353	834,589
Ulta Beauty *	1,419	584,841
Yum! Brands	8,068	1,052,874
		102,060,953
Consumer Staples — 5.5%
Archer-Daniels-Midland	13,117	671,984
Brown-Forman, Cl B	4,851	160,132
Bunge Global	3,736	284,422
Campbell Soup	5,330	206,644
Clorox	3,367	534,276
Colgate-Palmolive	22,886	1,984,216
Conagra Brands	13,953	361,243
Constellation Brands, Cl A	4,376	791,181
Costco Wholesale	12,406	12,156,391
Dollar General	5,968	424,086
Dollar Tree *	5,684	416,921
Estee Lauder, Cl A	6,381	532,367
General Mills	15,435	928,261
Hormel Foods	8,122	243,498
J M Smucker	2,884	308,271
Kellanova	7,376	602,840
Keurig Dr Pepper	31,251	1,003,157
Kimberly-Clark	9,321	1,211,450
Kraft Heinz	24,409	728,365
Kroger	18,485	1,139,415
Lamb Weston Holdings	3,981	238,621
McCormick	6,864	530,107
Molson Coors Beverage, Cl B	4,633	253,657
Monster Beverage *	19,482	948,968
Procter & Gamble	66,051	10,963,805
Sysco	13,633	994,118
Tyson Foods, Cl A	7,813	441,356

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walgreens Boots Alliance	20,113	$206,762
Walmart	121,726	11,948,624
		51,215,138
Energy — 3.2%
APA	6,268	137,457
Baker Hughes, Cl A	17,985	830,547
Chevron	30,834	4,600,125
ConocoPhillips	24,002	2,372,118
Coterra Energy	14,352	397,837
Devon Energy	12,090	412,269
Diamondback Energy	3,381	555,701
EOG Resources	10,303	1,296,014
EQT	11,044	564,569
Exxon Mobil	80,439	8,593,298
Halliburton	17,044	443,485
Hess	5,179	720,036
Kinder Morgan	34,870	958,228
Marathon Petroleum	6,049	881,400
Occidental Petroleum	12,682	591,615
ONEOK	10,591	1,029,128
Phillips 66	7,577	893,101
Schlumberger	25,629	1,032,336
Targa Resources	3,902	767,914
Valero Energy	5,778	768,474
Williams	21,993	1,219,072
		29,064,724
Financials — 14.0%
Aflac	10,619	1,140,268
Allstate	5,184	997,039
American Express	11,608	3,684,960
American International Group	12,529	922,886
Ameriprise Financial	1,975	1,073,136
Aon PLC, Cl A	4,451	1,650,520
Arch Capital Group	7,912	736,370
Arthur J Gallagher	5,200	1,569,464
Assurant	986	212,177
Bank of America	139,437	6,455,933

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of New York Mellon	15,094	$1,297,027
BlackRock Funding	2,945	3,167,347
Blackstone	15,150	2,683,217
Brown & Brown	4,983	521,521
Capital One Financial	8,077	1,645,366
Cboe Global Markets	2,021	412,951
Charles Schwab	31,519	2,607,252
Chubb	7,655	2,081,241
Cincinnati Financial	3,021	414,028
Citigroup	39,327	3,202,398
Citizens Financial Group	8,582	408,246
CME Group, Cl A	7,575	1,791,639
Corpay *	1,315	500,344
Discover Financial Services	4,980	1,001,428
Erie Indemnity, Cl A	521	209,937
FactSet Research Systems	719	341,101
Fidelity National Information Services	10,422	849,080
Fifth Third Bancorp	12,342	546,874
Fiserv *	11,862	2,562,666
Franklin Resources	6,050	134,552
Global Payments	4,835	545,630
Globe Life	1,980	241,738
Goldman Sachs Group	6,543	4,190,137
Hartford Financial Services Group	5,712	637,174
Huntington Bancshares	28,363	487,844
Intercontinental Exchange	12,112	1,935,861
Invesco	6,764	130,072
Jack Henry & Associates	1,390	241,985
JPMorgan Chase	58,594	15,662,176
KeyCorp	18,342	329,789
KKR	14,199	2,372,227
Loews	3,858	329,666
M&T Bank	3,356	675,361
MarketAxess Holdings	750	165,473
Marsh & McLennan	10,356	2,246,009
Mastercard, Cl A	17,096	9,495,631
MetLife	11,733	1,015,022
Moody’s	3,195	1,595,711
Morgan Stanley	25,830	3,575,647

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MSCI, Cl A	1,554	$927,381
Nasdaq	8,691	715,617
Northern Trust	4,027	452,192
PayPal Holdings *	20,843	1,846,273
PNC Financial Services Group	8,439	1,695,817
Principal Financial Group	4,087	336,973
Progressive	12,144	2,992,767
Prudential Financial	6,873	829,983
Raymond James Financial	3,601	606,696
Regions Financial	17,521	431,717
S&P Global	6,623	3,453,298
State Street	5,716	580,860
Synchrony Financial	7,558	521,351
T Rowe Price Group	4,302	502,990
Travelers	4,784	1,172,941
Truist Financial	28,240	1,344,789
US Bancorp	32,823	1,568,283
Visa, Cl A	35,987	12,300,357
W R Berkley	5,884	346,156
Wells Fargo	69,532	5,479,122
Willis Towers Watson PLC	1,966	647,925
		129,447,609
Health Care — 10.7%
Align Technology *	3,626	794,493
Amgen	28,058	8,008,314
Baxter International	26,461	861,570
Biogen *	7,507	1,080,483
Boston Scientific *	76,949	7,876,500
Cardinal Health	12,510	1,546,987
Cencora	9,118	2,317,887
Cigna Group	14,528	4,274,283
CVS Health	65,504	3,699,666
DaVita *	2,517	443,495
Dexcom *	20,214	1,755,182
Edwards Lifesciences *	30,645	2,220,230
Elevance Health	12,135	4,801,819
GE HealthCare Technologies	23,658	2,089,001
Gilead Sciences	65,019	6,319,847

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	6,461	$516,880
Hologic *	11,965	863,155
Humana	6,222	1,824,477
IDEXX Laboratories *	4,277	1,805,108
Incyte *	8,238	610,930
Insulet *	3,626	1,009,406
Intuitive Surgical *	18,475	10,565,483
IQVIA Holdings *	8,939	1,799,957
Labcorp Holdings	4,343	1,084,881
McKesson	6,631	3,943,787
Medtronic PLC	66,933	6,078,855
Mettler-Toledo International *	1,077	1,469,502
Molina Healthcare *	2,969	921,607
Quest Diagnostics	5,747	937,336
ResMed	7,609	1,797,094
Solventum *	7,542	558,561
STERIS PLC	5,086	1,122,226
Stryker	17,907	7,006,830
Teleflex	2,393	431,314
West Pharmaceutical Services	3,735	1,275,689
Zimmer Biomet Holdings	10,272	1,124,579
Zoetis, Cl A	23,546	4,024,011
		98,861,425
Industrials — 8.4%
3M	12,259	1,865,820
A O Smith	2,763	185,950
Allegion PLC	1,982	263,071
AMETEK	5,344	986,289
Automatic Data Processing	9,224	2,794,964
Axon Enterprise *	1,668	1,087,836
Broadridge Financial Solutions	2,693	641,526
Builders FirstSource *	2,686	449,314
Carrier Global	18,809	1,229,732
Caterpillar	10,893	4,046,096
CH Robinson Worldwide	2,701	268,722
Cintas	7,908	1,586,108
Copart *	20,173	1,168,622
CSX	43,540	1,431,160

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	3,182	$1,133,587
Dayforce *	3,515	248,651
Deere	5,701	2,716,869
Delta Air Lines	14,847	998,758
Dover	3,189	649,536
Eaton PLC	8,940	2,918,374
Emerson Electric	12,882	1,674,016
Equifax	2,863	786,695
Expeditors International of Washington	3,321	377,199
Fastenal	13,213	967,720
FedEx	5,072	1,343,421
Fortive	8,085	657,553
GE Vernova	6,213	2,316,703
Generac Holdings *	1,336	199,505
General Electric	24,533	4,994,183
Howmet Aerospace	9,423	1,192,763
Hubbell, Cl B	1,234	521,994
IDEX	1,734	388,954
Illinois Tool Works	6,043	1,566,104
Ingersoll Rand	9,312	873,466
JB Hunt Transport Services	1,827	312,819
Johnson Controls International	15,400	1,201,200
Masco	4,830	382,922
Nordson	1,297	285,625
Norfolk Southern	5,216	1,331,645
Old Dominion Freight Line	4,266	791,812
Otis Worldwide	9,241	881,776
PACCAR	12,096	1,341,204
Parker-Hannifin	2,979	2,106,302
Paychex	7,376	1,089,214
Paycom Software	1,075	223,127
Pentair PLC	3,706	384,238
Quanta Services	3,379	1,039,414
Republic Services, Cl A	4,689	1,016,903
Rockwell Automation	2,616	728,373
Rollins	6,595	326,453
Snap-On	1,209	429,376
Southwest Airlines	13,778	423,122
Stanley Black & Decker	3,531	310,975

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Trane Technologies PLC	5,080	$1,842,770
Uber Technologies *	47,593	3,181,592
Union Pacific	13,690	3,392,245
United Airlines Holdings *	7,290	771,574
United Parcel Service, Cl B	16,511	1,886,052
United Rentals	1,496	1,134,058
Veralto	5,467	565,233
Verisk Analytics, Cl A	3,136	901,412
Waste Management	8,291	1,826,176
Westinghouse Air Brake Technologies	4,044	840,828
WW Grainger	979	1,040,354
Xylem	5,615	696,485
		77,216,540
Information Technology — 30.0%
Adobe *	8,176	3,576,591
Advanced Micro Devices *	29,694	3,443,019
Akamai Technologies *	2,875	287,213
Amphenol, Cl A	22,521	1,594,036
Analog Devices	9,188	1,946,845
ANSYS *	1,656	580,428
Apple	279,141	65,877,276
Applied Materials	15,226	2,746,009
Arista Networks *	19,178	2,209,881
Autodesk *	4,024	1,252,832
Broadcom	86,212	19,076,129
Cadence Design Systems *	5,032	1,497,624
CDW	2,450	487,893
Cisco Systems	73,550	4,457,130
Cognizant Technology Solutions, Cl A	9,556	789,421
Crowdstrike Holdings, Cl A *	4,261	1,696,176
Dell Technologies, Cl C	5,602	580,367
Enphase Energy *	2,620	163,174
EPAM Systems *	1,027	260,817
F5 *	1,119	332,634
Fair Isaac *	449	841,229
First Solar *	1,961	328,507
Fortinet *	11,745	1,184,836
Gartner *	1,421	771,361

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gen Digital	9,919	$266,920
GoDaddy, Cl A *	2,589	550,551
Hewlett Packard Enterprise	24,880	527,207
HP	16,652	541,190
Intel	78,842	1,531,900
Intuit	5,144	3,094,168
Jabil	1,943	315,563
Juniper Networks	6,120	213,343
Keysight Technologies *	3,144	560,732
KLA	2,469	1,822,715
Lam Research	24,010	1,946,011
Microchip Technology	10,147	550,982
Micron Technology	20,588	1,878,449
Microsoft	137,271	56,975,701
Monolithic Power Systems	881	561,523
Motorola Solutions	3,169	1,487,053
NetApp	3,867	472,161
NVIDIA	452,931	54,383,425
ON Semiconductor *	8,033	420,447
Oracle	29,406	5,000,784
Palantir Technologies, Cl A *	37,836	3,121,092
Palo Alto Networks *	12,032	2,218,942
PTC *	2,165	418,884
QUALCOMM	20,495	3,544,200
Roper Technologies	1,948	1,121,366
Salesforce	17,634	6,025,538
Seagate Technology Holdings	4,022	387,560
ServiceNow *	3,788	3,857,624
Skyworks Solutions	3,091	274,357
Super Micro Computer *	9,630	274,648
Synopsys *	2,827	1,485,532
Teledyne Technologies *	874	446,902
Teradyne	3,180	368,212
Texas Instruments	16,803	3,102,002
Trimble *	4,434	332,373
Tyler Technologies *	750	451,230
VeriSign *	1,534	329,810
Western Digital *	6,495	423,019

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zebra Technologies, Cl A *	949	$371,951
		277,637,495

Materials — 2.0%
Air Products & Chemicals	4,133	1,385,630
Albemarle	2,462	207,276
Amcor PLC	27,465	266,960
Avery Dennison	1,660	308,312
Ball	5,830	324,731
CF Industries Holdings	3,496	322,366
Corteva	13,162	859,084
Dow	13,549	529,088
DuPont de Nemours	8,049	618,163
Ecolab	4,627	1,157,629
FMC	2,836	158,192
Freeport-McMoRan	26,553	951,925
International Flavors & Fragrances	4,683	407,842
International Paper	6,172	343,348
Linde PLC	8,829	3,938,794
LyondellBasell Industries, Cl A	4,762	360,483
Martin Marietta Materials	1,097	596,900
Mosaic	5,755	160,507
Newmont	21,806	931,552
Nucor	4,371	561,368
Packaging Corp of America	1,671	355,355
PPG Industries	4,221	487,019
Sherwin-Williams	4,306	1,542,237
Smurfit WestRock	8,904	472,713
Steel Dynamics	2,837	363,703
Vulcan Materials	2,430	666,185
		18,277,362

Real Estate — 2.1%
American Tower ‡	9,258	1,712,267
AvalonBay Communities ‡	2,901	642,601
BXP ‡	3,101	226,807
Camden Property Trust ‡	2,028	230,604
CBRE Group, Cl A *	6,044	874,809
CoStar Group *	7,877	603,378

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Crown Castle ‡	8,585	$766,469
Digital Realty Trust ‡	6,078	995,941
Equinix ‡	1,811	1,654,638
Equity Residential ‡	6,831	482,474
Essex Property Trust ‡	1,268	360,835
Extra Space Storage ‡	4,390	676,060
Federal Realty Investment Trust ‡	1,447	157,188
Host Hotels & Resorts ‡	15,495	258,921
Invitation Homes ‡	11,226	349,690
Iron Mountain ‡	5,770	586,059
Kimco Realty ‡	12,307	276,292
Mid-America Apartment Communities ‡	2,417	368,786
Millrose Properties, Cl A *(A)	3,473	32,294
ProLogis ‡	18,347	2,187,880
Public Storage ‡	3,149	939,914
Realty Income ‡	16,886	922,651
Regency Centers ‡	3,266	234,629
SBA Communications, Cl A ‡	2,108	416,456
Simon Property Group ‡	6,051	1,052,027
UDR ‡	6,049	252,485
Welltower ‡	11,451	1,562,832
Weyerhaeuser ‡	14,387	440,530
		19,265,517
Utilities — 2.3%
AES	13,992	153,912
Alliant Energy	4,593	270,436
Ameren	4,808	452,914
American Electric Power	9,821	965,993
American Water Works	3,651	455,061
Atmos Energy	2,510	357,700
CenterPoint Energy	11,454	373,057
CMS Energy	5,895	389,070
Consolidated Edison	6,255	586,344
Constellation Energy	5,685	1,705,386
Dominion Energy	15,223	846,246
DTE Energy	3,967	475,564
Duke Energy	13,984	1,566,068
Edison International	6,962	375,948

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	8,068	$654,153
Evergy	4,170	267,589
Eversource Energy	6,829	393,897
Exelon	18,234	729,360
FirstEnergy	8,940	355,812
NextEra Energy	37,240	2,664,894
NiSource	7,357	274,416
NRG Energy	3,884	397,877
PG&E	38,011	594,872
Pinnacle West Capital	2,004	174,268
PPL	13,315	447,384
Public Service Enterprise Group	9,022	753,698
Sempra	11,489	952,783
Southern	19,787	1,661,119
Vistra	6,099	1,024,815
WEC Energy Group	5,697	565,484
Xcel Energy	10,086	677,779
		21,563,899
TOTAL UNITED STATES		917,141,765
TOTAL COMMON STOCK (Cost $637,837,468)		923,788,522
TOTAL INVESTMENTS — 99.9% (Cost $637,837,468)		$923,788,522

Percentages are based on Net Assets of $924,791,938.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$923,756,228	$—	$32,294	$923,788,522
Total Investments in Securities	$923,756,228	$—	$32,294	$923,788,522

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 97.2%
AUSTRALIA — 3.4%
Materials — 1.8%
Fortescue	12,342	$147,269

Utilities — 1.6%
APA Group	32,038	136,288

TOTAL AUSTRALIA		283,557
AUSTRIA — 1.6%
Energy — 1.6%
OMV	3,227	133,783

BELGIUM — 2.0%
Financials — 2.0%
Ageas	3,210	166,248

FINLAND — 3.5%
Energy — 1.6%
Neste	10,485	133,359

Utilities — 1.9%
Fortum	10,651	155,012

TOTAL FINLAND		288,371
FRANCE — 9.9%
Communication Services — 1.9%
Orange	14,404	155,353

Financials — 3.8%
AXA	4,512	171,906
Credit Agricole	9,670	146,213
		318,119
Real Estate — 2.2%
Klepierre ‡	6,115	182,442

Schedules of Investments	January 31, 2025 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.0%
Engie	9,970	$164,949

TOTAL FRANCE		820,863
GERMANY — 3.6%
Consumer Discretionary — 1.7%
Mercedes-Benz Group	2,338	143,204

Materials — 1.9%
BASF	3,161	153,162

TOTAL GERMANY		296,366
HONG KONG — 12.5%
Communication Services — 2.1%
HKT Trust & HKT	145,320	178,675

Real Estate — 5.9%
Henderson Land Development	49,133	136,207
Hongkong Land Holdings	48,900	213,204
Sino Land	146,200	140,166
		489,577
Utilities — 4.5%
CK Infrastructure Holdings	28,200	191,822
Power Assets Holdings	28,173	182,056
		373,878
TOTAL HONG KONG		1,042,130
ITALY — 11.2%
Financials — 9.3%
Banco BPM	23,235	205,793
Generali	6,532	207,989
Mediobanca Banca di Credito Finanziario	10,453	172,016
Poste Italiane	12,368	188,873
		774,671

Schedules of Investments	January 31, 2025 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.9%
Snam	34,795	$161,541

TOTAL ITALY		936,212
JAPAN — 4.4%
Communication Services — 2.2%
SoftBank	138,627	179,226

Financials — 2.2%
Japan Post Holdings	17,857	187,507

TOTAL JAPAN		366,733
NETHERLANDS — 3.8%
Financials — 3.8%
ABN AMRO Bank	9,746	164,283
NN Group	3,344	154,242

TOTAL NETHERLANDS		318,525
NORWAY — 7.8%
Communication Services — 2.1%
Telenor	14,227	174,182

Energy — 3.4%
Aker BP	6,790	142,174
Equinor	5,887	142,509
		284,683
Financials — 2.3%
DNB Bank	8,839	188,283

TOTAL NORWAY		647,148
PORTUGAL — 1.6%
Utilities — 1.6%
EDP	41,952	132,404

Schedules of Investments	January 31, 2025 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 2.1%
Industrials — 2.1%
Singapore Airlines	37,000	$173,629

SPAIN — 6.6%
Communication Services — 1.8%
Telefonica	36,751	150,336

Financials — 2.2%
CaixaBank	30,288	184,382

Industrials — 2.6%
ACS Actividades de Construccion y Servicios	4,109	210,501

TOTAL SPAIN		545,219
SWITZERLAND — 3.6%
Financials — 2.3%
Zurich Insurance Group	320	195,161

Industrials — 1.3%
Adecco Group	4,322	103,856

TOTAL SWITZERLAND		299,017
UNITED KINGDOM — 18.4%
Communication Services — 1.8%
Vodafone Group PLC	176,526	150,644

Consumer Discretionary — 1.6%
Taylor Wimpey	91,138	136,175

Consumer Staples — 5.4%
British American Tobacco PLC	5,390	214,113
Imperial Brands	6,863	232,036
		446,149
Financials — 7.9%
Aviva PLC	26,408	168,659
Legal & General Group PLC	51,680	155,592
M&G PLC	63,692	165,007

Schedules of Investments	January 31, 2025 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Phoenix Group Holdings PLC	25,638	$166,450
		655,708
Utilities — 1.7%
National Grid PLC	11,831	144,036

TOTAL UNITED KINGDOM		1,532,712
UNITED STATES — 1.2%
Consumer Discretionary — 1.2%
Stellantis	7,662	103,243

TOTAL COMMON STOCK (Cost $8,244,310)		8,086,160

PREFERRED STOCK — 1.6%
GERMANY—1.6%
Consumer Discretionary — 1.6%
Volkswagen (A)	1,300	133,304
TOTAL PREFERRED STOCK (Cost $162,378)		133,304

	Number of Rights
RIGHT — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios#	4,109	2,033

TOTAL RIGHT (Cost $–)		2,033
TOTAL INVESTMENTS — 98.8% (Cost $8,406,688)		$8,221,497

Percentages are based on Net Assets of $8,323,121.

‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	There is currently no stated interest rate.

Schedules of Investments	January 31, 2025 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,257,234	$828,926	$—	$8,086,160
Preferred Stock	133,304	—	—	133,304
Right	2,033	—	—	2,033
Total Investments in Securities	$7,392,571	$828,926	$—	$8,221,497

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.4%
Consumer Discretionary — 1.4%
Temple & Webster Group *	48,120	$431,012
Webjet *	199,413	635,600

TOTAL AUSTRALIA		1,066,612
BRAZIL — 4.2%
Communication Services — 0.3%
VTEX, Cl A *	34,329	228,974

Consumer Discretionary — 3.9%
MercadoLibre *	1,529	2,939,029

TOTAL BRAZIL		3,168,003
CANADA — 7.9%
Industrials — 3.7%
RB Global	31,382	2,808,061

Information Technology — 4.2%
Shopify, Cl A *	26,983	3,151,615

TOTAL CANADA		5,959,676
CHINA — 26.3%
Communication Services — 3.7%
NetEase ADR	27,062	2,783,327

Consumer Discretionary — 20.7%
Alibaba Group Holding ADR	34,123	3,372,717
JD.com ADR	79,523	3,238,177
PDD Holdings ADR *	27,933	3,125,982
Trip.com Group ADR *	43,258	3,035,414
Vipshop Holdings ADR	195,365	2,807,395
		15,579,685
Consumer Staples — 1.9%
Alibaba Health Information Technology * (A)	3,019,500	1,398,993

TOTAL CHINA		19,762,005

Schedules of Investments	January 31, 2025 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.3%
Consumer Discretionary — 0.3%
Jumia Technologies ADR *	61,686	$246,127

HONG KONG — 0.5%
Consumer Discretionary — 0.5%
GigaCloud Technology, Cl A * (A)	16,873	359,732

ISRAEL — 4.0%
Consumer Discretionary — 4.0%
Global-e Online, Cl E *	50,390	3,017,857

JAPAN — 4.8%
Consumer Discretionary — 4.2%
Rakuten Group * (A)	492,054	3,122,327

Information Technology — 0.6%
Anymind Group *	29,514	224,524
BASE *	106,959	241,063
		465,587
TOTAL JAPAN		3,587,914
KAZAKHSTAN — 0.8%
Consumer Discretionary — 0.8%
D-MARKET Elektronik Hizmetler ve Ticaret
ADR *	172,275	566,785

SINGAPORE — 4.1%
Communication Services — 4.1%
Sea ADR *	25,383	3,091,396

UNITED STATES — 45.6%
Communication Services — 2.1%
Shutterstock	14,421	425,708
TripAdvisor *	65,987	1,158,732
		1,584,440

Schedules of Investments	January 31, 2025 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 31.6%
Amazon.com *	12,590	$2,992,391
Beyond *	36,283	300,786
Booking Holdings	580	2,747,785
Carvana, Cl A *	13,144	3,252,877
eBay	43,198	2,915,001
Etsy *	52,797	2,899,083
Expedia Group *	15,076	2,577,242
Groupon, Cl A * (A)	19,262	201,673
Torrid Holdings *	34,778	245,533
Wayfair, Cl A * (A)	55,253	2,672,588
Williams-Sonoma	14,169	2,994,902
		23,799,861
Financials — 0.4%
LendingTree *	6,680	300,132

Industrials — 3.3%
ACV Auctions, Cl A *	94,007	1,989,188
Liquidity Services *	14,089	488,184
		2,477,372
Information Technology — 4.3%
BigCommerce Holdings *	38,598	235,062
GoDaddy, Cl A *	14,125	3,003,681
		3,238,743
Real Estate — 3.9%
CoStar Group *	38,414	2,942,512

TOTAL UNITED STATES		34,343,060
TOTAL COMMON STOCK (Cost $71,434,658)		75,169,167

Schedules of Investments	January 31, 2025 (Unaudited)

Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 3.3%
Bank of America Securities, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $590,308 (collateralized by various U.S. Government Obligations, ranging in par value $134 - $153,993, 2.265% - 7.500%, 01/01/2029 - 11/20/2074, with a total market value of $599,242)	$590,094	$590,094
Citigroup Global Markets, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $590,307 (collateralized by various U.S. Government Obligations, ranging in par value $25,773 - $348,000, 5.000% - 6.000%, 08/01/2052 - 01/01/2055, with a total market value of $599,238)	590,094	590,094
Daiwa Capital Markets America, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $150,718 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $18 - $47,102, 0.000% - 7.500%, 02/13/2025 - 02/01/2055, with a total market value of $152,980)	150,663	150,663
Nomura Securities International, Inc. 4.350%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $590,308 (collateralized by various U.S. Government Obligations, ranging in par value $383 - $190,508, 2.000% - 7.136%, 12/01/2029 - 01/20/2055, with a total market value of $599,354)	590,094	590,094

Schedules of Investments	January 31, 2025 (Unaudited)

Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.340%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $590,307 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $231 - $1,268,679, 0.000% - 7.000%, 02/13/2025 - 11/15/2054, with a total market value of $599,452)	$590,094	$590,094
TOTAL REPURCHASE AGREEMENTS (Cost $2,511,039)		2,511,039
TOTAL INVESTMENTS — 103.2% (Cost $73,945,697)		$77,680,206

Percentages are based on Net Assets of $75,270,116.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $2,381,750.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $2,354,329. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $27,421.

Schedules of Investments	January 31, 2025 (Unaudited)

Global X E-commerce ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$73,770,174	$1,398,993	$—	$75,169,167
Repurchase Agreements	—	2,511,039	—	2,511,039
Total Investments in Securities	$73,770,174	$3,910,032	$—	$77,680,206

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 8.4%
Communication Services — 0.1%
REA Group	57	$8,879
Telstra Group	4,562	11,240
		20,119
Consumer Discretionary — 0.4%
Wesfarmers	1,518	72,529

Consumer Staples — 0.5%
Coles Group	2,693	32,755
Woolworths Group	2,454	46,625
		79,380
Energy — 0.3%
Santos	3,715	16,337
Woodside Energy Group	2,263	34,879
		51,216
Financials — 3.3%
ANZ Group Holdings	3,518	67,191
Commonwealth Bank of Australia	1,982	198,495
Insurance Australia Group	2,842	16,309
Macquarie Group	419	62,933
National Australia Bank	3,634	90,985
QBE Insurance Group	1,806	23,589
Suncorp Group	1,527	19,821
Westpac Banking	4,065	85,524
		564,847
Health Care — 0.6%
Cochlear	313	62,402
Sonic Healthcare	2,335	41,582
		103,984
Industrials — 0.5%
Brambles	2,239	27,652
Computershare	895	19,628

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Transurban Group	4,977	$41,537
		88,817
Information Technology — 0.1%
WiseTech Global	223	17,221

Materials — 2.1%
BHP Group	6,164	153,599
Fortescue	2,028	24,199
Glencore	11,972	52,139
Rio Tinto	457	33,465
Rio Tinto	1,309	79,552
South32	5,383	11,282
		354,236
Real Estate — 0.4%
Goodman Group ‡	2,277	51,769
Scentre Group ‡	5,976	13,755
		65,524
Utilities — 0.1%
Origin Energy	2,114	13,779

TOTAL AUSTRALIA		1,431,652
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	141	1,180

Energy — 0.0%
OMV	161	6,675

Financials — 0.2%
Erste Group Bank	399	24,655

Industrials — 0.0%
ANDRITZ	104	5,924

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Verbund	106	$8,165

TOTAL AUSTRIA		46,599
BELGIUM — 1.3%
Consumer Staples — 0.5%
Anheuser-Busch InBev	1,781	88,296

Financials — 0.1%
KBC Group	311	24,034

Health Care — 0.7%
UCB	579	113,278

TOTAL BELGIUM		225,608
BRAZIL — 0.0%
Materials — 0.0%
Yara International	187	5,608

CHINA — 0.6%
Consumer Discretionary — 0.4%
Prosus	1,889	72,618

Consumer Staples — 0.1%
Budweiser Brewing APAC	4,000	3,645
Wilmar International	5,112	11,768
		15,413
Financials — 0.1%
BOC Hong Kong Holdings	4,100	13,287

TOTAL CHINA		101,318
DENMARK — 0.9%
Health Care — 0.4%
Coloplast, Cl B	603	69,723

Industrials — 0.5%
AP Moller - Maersk, Cl A	4	5,806
AP Moller - Maersk, Cl B	7	10,381

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
DSV	312	$62,416
		78,603
TOTAL DENMARK		148,326
FINLAND — 0.8%
Energy — 0.0%
Neste	477	6,067

Financials — 0.4%
Nordea Bank Abp	4,199	50,060
Sampo, Cl A	599	24,771
		74,831
Industrials — 0.2%
Kone, Cl B	640	33,266

Information Technology — 0.2%
Nokia	6,422	30,313

TOTAL FINLAND		144,477
FRANCE — 9.9%
Consumer Discretionary — 2.4%
Christian Dior	4	2,709
Hermes International SCA	45	127,428
Kering	94	24,767
LVMH Moet Hennessy Louis Vuitton	342	250,114
		405,018
Consumer Staples — 1.8%
Danone	1,252	87,827
L’Oreal	456	169,942
Pernod Ricard	392	44,907
		302,676
Energy — 0.9%
TotalEnergies	2,624	153,820

Financials — 1.0%
AXA	2,057	78,371

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BNP Paribas	1,206	$82,393
Credit Agricole	1,146	17,328
		178,092
Health Care — 2.2%
EssilorLuxottica	1,384	382,274

Industrials — 0.5%
Vinci	812	88,211

Information Technology — 0.2%
Dassault Systemes	800	31,436

Materials — 0.7%
Air Liquide	702	123,039

Utilities — 0.2%
Engie	2,095	34,661

TOTAL FRANCE		1,699,227
GERMANY — 9.0%
Communication Services — 0.8%
Deutsche Telekom	4,106	138,083

Consumer Discretionary — 0.9%
adidas	221	58,561
Bayerische Motoren Werke	375	30,641
Mercedes-Benz Group	1,030	63,088
Volkswagen	45	4,744
		157,034
Consumer Staples — 0.1%
Henkel & KGaA	199	15,412

Financials — 1.8%
Allianz	464	151,652
Deutsche Boerse	222	55,018
Hannover Rueck	72	19,034

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	158	$85,804
		311,508
Health Care — 0.5%
Siemens Healthineers	1,370	78,273

Industrials — 2.1%
Daimler Truck Holding	794	35,204
Deutsche Post	1,481	53,593
Hapag-Lloyd	10	1,447
Siemens	1,192	257,061
		347,305
Information Technology — 2.3%
Infineon Technologies	1,575	52,484
SAP	1,236	344,993
		397,477
Materials — 0.3%
BASF	1,098	53,202

Utilities — 0.2%
E.ON	2,749	32,635
TOTAL GERMANY		1,530,929
HONG KONG — 1.8%
Financials — 1.1%
AIA Group	12,965	90,270
Hang Seng Bank	812	10,156
Hong Kong Exchanges & Clearing	1,444	55,969
Prudential	3,217	27,109
		183,504
Industrials — 0.3%
Jardine Matheson Holdings	330	13,315
MTR	2,300	7,188

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Techtronic Industries	2,083	$27,964
		48,467
Real Estate — 0.2%
CK Asset Holdings	2,000	8,330
Henderson Land Development	1,550	4,297
Sun Hung Kai Properties	1,840	16,483
		29,110
Utilities — 0.2%
CK Infrastructure Holdings	750	5,102
CLP Holdings	1,966	16,338
Hong Kong & China Gas	12,910	9,892
Power Assets Holdings	1,700	10,985
		42,317
TOTAL HONG KONG		303,398
IRELAND — 0.1%
Industrials — 0.1%
Kingspan Group	248	17,351

ISRAEL — 0.9%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	2,190	3,488

Consumer Discretionary — 0.1%
Global-e Online, Cl E *	127	7,606

Financials — 0.4%
Bank Hapoalim	1,556	20,021
Bank Leumi Le-Israel	1,755	22,026
First International Bank of Israel	56	2,981
Israel Discount Bank, Cl A	1,353	9,920
Mizrahi Tefahot Bank	159	7,586
Phoenix Financial	197	3,333
		65,867
Information Technology — 0.4%
Camtek	31	2,745

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Check Point Software Technologies *	107	$23,328
JFrog *	102	3,545
Nice *	71	11,895
Nova *	34	8,195
Tower Semiconductor *	127	5,971
Wix.com *	68	16,245
		71,924
Real Estate — 0.0%
Azrieli Group	46	3,823
Melisron	27	2,561
		6,384
TOTAL ISRAEL		155,269
ITALY — 2.5%
Consumer Discretionary — 0.4%
Ferrari	148	64,096
PRADA	700	5,628
		69,724
Consumer Staples — 0.0%
Davide Campari-Milano	1,080	6,274

Energy — 0.2%
Eni	2,583	36,787

Financials — 1.3%
Generali	1,298	41,330
Intesa Sanpaolo	18,770	81,816
UniCredit	1,961	90,553
		213,699
Industrials — 0.2%
Prysmian	474	33,182

Utilities — 0.4%
Enel	9,324	66,580

TOTAL ITALY		426,246

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 26.3%
Communication Services — 2.0%
Capcom	402	$9,234
Dentsu Group	275	6,402
KDDI	1,637	54,824
Konami Group	117	10,820
LY	3,076	9,036
Nexon	486	6,362
Nintendo	1,389	91,763
Nippon Telegraph & Telephone	35,601	35,107
SoftBank	33,553	43,379
SoftBank Group	1,239	75,300
		342,227
Consumer Discretionary — 4.8%
Aisin	859	9,777
Asics	1,000	22,512
Bandai Namco Holdings	894	22,291
Bridgestone	790	28,513
Denso	2,862	39,876
Fast Retailing	282	92,932
Honda Motor	6,482	61,890
Isuzu Motors	768	10,378
Nissan Motor	3,041	8,401
Nitori Holdings	112	13,142
Oriental Land	1,592	35,993
Pan Pacific International Holdings	704	19,695
Panasonic Holdings	3,115	32,126
Rakuten Group *	1,985	12,596
Sekisui House	898	20,778
Shimano	106	14,998
Subaru	798	14,017
Sumitomo Electric Industries	1,047	19,692
Suzuki Motor	2,590	31,261
Toyota Motor	16,496	316,764
		827,632
Consumer Staples — 1.5%
Aeon	1,680	40,847
Asahi Group Holdings	3,008	32,712

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kao	932	$37,208
Kirin Holdings	1,631	20,692
Nissin Foods Holdings	467	10,486
Seven & i Holdings	4,763	75,959
Shiseido	789	13,337
Suntory Beverage & Food	260	8,105
Unicharm	2,685	21,067
		260,413
Energy — 0.2%
ENEOS Holdings	3,519	17,887
Inpex	1,179	14,238
		32,125
Financials — 4.2%
Dai-ichi Life Holdings	1,077	29,636
Daiwa Securities Group	1,700	12,417
Japan Exchange Group	1,192	12,705
Japan Post Bank	1,566	16,287
Mitsubishi HC Capital	1,166	7,790
Mitsubishi UFJ Financial Group	14,605	186,606
Mizuho Financial Group	3,051	84,861
MS&AD Insurance Group Holdings	1,531	32,123
Nomura Holdings	3,400	22,374
ORIX	1,380	29,382
Resona Holdings	2,745	20,545
Sompo Holdings	1,164	32,714
Sumitomo Mitsui Financial Group	4,599	114,878
Sumitomo Mitsui Trust Holdings	843	21,133
T&D Holdings	600	11,489
Tokio Marine Holdings	2,292	76,375
		711,315
Health Care — 3.3%
Hoya	1,691	229,052
Kyowa Kirin	1,207	18,084
Olympus	5,610	85,753
Otsuka Holdings	2,573	135,188
Shionogi	3,867	57,187

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sysmex	2,326	$44,778
		570,042
Industrials — 5.2%
ANA Holdings	247	4,649
Central Japan Railway	1,585	29,571
East Japan Railway	1,822	32,645
FANUC	1,516	45,612
ITOCHU	2,297	106,551
Kajima	700	12,517
Kawasaki Kisen Kaisha	1,100	14,015
Komatsu	1,498	45,815
Kubota	1,653	20,832
Makita	400	11,926
Marubeni	2,645	39,594
Mitsubishi Electric	3,300	54,801
Mitsui	4,708	93,826
Mitsui OSK Lines	584	19,943
NIDEC CORP	1,678	29,144
Nippon Yusen	688	21,700
Recruit Holdings	2,645	186,696
Secom	672	22,710
SMC	96	36,503
Toyota Industries	305	25,655
West Japan Railway	732	13,534
Yaskawa Electric	400	11,725
		879,964
Information Technology — 3.4%
Advantest	938	52,452
Canon	1,186	38,433
Disco	113	32,648
Fujitsu	2,090	40,734
Keyence	246	106,836
Kyocera	1,662	17,339
Lasertec	100	9,990
Murata Manufacturing	2,230	35,563
NEC	329	32,985
Nomura Research Institute	554	18,936

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NTT Data Group	709	$13,869
Obic	391	11,739
Oracle Japan	43	3,945
Otsuka	300	6,787
Renesas Electronics	1,983	26,988
TDK	2,352	28,684
Tokyo Electron	578	97,814
		575,742
Materials — 1.0%
Asahi Kasei	1,701	11,595
JFE Holdings	800	9,299
Nippon Paint Holdings	1,274	8,083
Nippon Sanso Holdings	262	7,470
Nippon Steel	1,293	26,962
Nitto Denko	858	15,337
Shin-Etsu Chemical	2,384	75,084
Sumitomo Metal Mining	320	7,415
Toray Industries	1,921	13,392
		174,637
Real Estate — 0.6%
Daiwa House Industry	730	23,091
Mitsubishi Estate	1,535	22,482
Mitsui Fudosan	3,264	29,710
Sumitomo Realty & Development	540	18,803
		94,086
Utilities — 0.1%
Chubu Electric Power	955	9,982
Tokyo Gas	416	11,799
		21,781
TOTAL JAPAN		4,489,964
NETHERLANDS — 4.8%
Communication Services — 0.2%
Universal Music Group	916	25,653

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.2%
Heineken	555	$38,714

Financials — 0.8%
Adyen *	37	60,388
ING Groep	3,902	65,161
		125,549
Health Care — 1.1%
Argenx *	287	191,840

Industrials — 0.4%
Wolters Kluwer	378	69,061

Information Technology — 2.1%
ASML Holding	484	363,623

TOTAL NETHERLANDS		814,440
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	2,112	3,475

Financials — 0.0%
Infratil	1,121	7,104

Health Care — 0.4%
Fisher & Paykel Healthcare	2,808	59,690

Industrials — 0.1%
Auckland International Airport	2,704	13,208

Information Technology — 0.1%
Xero *	171	19,548

Utilities — 0.0%
Mercury NZ	700	2,497
Meridian Energy	1,512	5,043
		7,540
TOTAL NEW ZEALAND		110,565

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 0.8%
Communication Services — 0.0%
Telenor	692	$8,472

Consumer Staples — 0.2%
Mowi	895	17,996
Orkla	1,512	14,084
Salmar	141	7,478
		39,558
Energy — 0.2%
Aker BP	361	7,559
Equinor	906	21,932
Var Energi	1,061	3,264
		32,755
Financials — 0.2%
DNB Bank	1,021	21,749
Gjensidige Forsikring	214	4,395
		26,144
Industrials — 0.1%
Kongsberg Gruppen	141	16,789

Materials — 0.1%
Norsk Hydro	1,549	9,175

TOTAL NORWAY		132,893
PORTUGAL — 0.1%
Energy — 0.0%
Galp Energia	507	8,544

Utilities — 0.1%
EDP	3,486	11,002

TOTAL PORTUGAL		19,546
SINGAPORE — 1.9%
Communication Services — 0.4%
Sea ADR *	416	50,665

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Singapore Telecommunications	8,690	$21,351
		72,016
Financials — 1.1%
DBS Group Holdings	2,368	77,943
Oversea-Chinese Banking	4,579	58,788
United Overseas Bank	1,859	51,451
		188,182
Industrials — 0.2%
Grab Holdings, Cl A *	3,954	18,109
Singapore Airlines	2,063	9,681
Singapore Technologies Engineering	2,328	8,314
		36,104
Information Technology — 0.1%
STMicroelectronics	799	18,128

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	6,637	9,549
CapitaLand Investment	2,629	4,772
		14,321
TOTAL SINGAPORE		328,751
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	1,645	48,657

SPAIN — 2.7%
Communication Services — 0.1%
Cellnex Telecom	678	22,829

Consumer Discretionary — 0.8%
Amadeus IT Group	611	45,097
Industria de Diseno Textil	1,502	82,318
		127,415
Financials — 1.2%
Banco Bilbao Vizcaya Argentaria	6,810	78,227

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Banco Santander	18,321	$94,543
CaixaBank	4,708	28,660
		201,430
Utilities — 0.6%
EDP Renovaveis	364	3,419
Iberdrola	7,116	100,901
		104,320
TOTAL SPAIN		455,994
SWEDEN — 3.6%
Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	781	10,466

Consumer Staples — 0.2%
Essity, Cl B	1,212	30,784

Financials — 1.1%
EQT	420	13,846
Industrivarden, Cl A	163	5,813
Industrivarden, Cl C	177	6,285
Investor, Cl A	673	19,260
Investor, Cl B	2,152	61,548
L E Lundbergforetagen, Cl B	84	4,060
Skandinaviska Enskilda Banken, Cl A	1,979	28,094
Skandinaviska Enskilda Banken, Cl C	4	58
Svenska Handelsbanken, Cl A	1,791	19,887
Svenska Handelsbanken, Cl B	51	766
Swedbank, Cl A	1,063	23,213
		182,830
Industrials — 1.9%
Alfa Laval	465	20,842
Assa Abloy, Cl B	1,590	48,968
Atlas Copco, Cl A	4,033	67,901
Atlas Copco, Cl B	2,503	37,513
Epiroc, Cl A	1,005	19,274
Epiroc, Cl B	591	9,934
Investment Latour, Cl B	223	5,866

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nibe Industrier, Cl B	2,282	$9,201
Sandvik	1,730	35,979
Volvo, Cl A	278	7,717
Volvo, Cl B	2,510	69,608
		332,803
Information Technology — 0.3%
Hexagon, Cl B	2,514	29,460
Telefonaktiebolaget LM Ericsson, Cl B	3,730	28,284
		57,744
TOTAL SWEDEN		614,627
SWITZERLAND — 4.7%
Consumer Discretionary — 0.8%
Cie Financiere Richemont, Cl A	720	140,424

Financials — 1.4%
UBS Group	3,810	135,693
Zurich Insurance Group	173	105,509
		241,202
Health Care — 1.3%
Alcon	2,400	221,274

Industrials — 0.9%
ABB	2,534	139,390
Kuehne + Nagel International	85	19,433
		158,823
Materials — 0.3%
Sika	197	50,614

TOTAL SWITZERLAND		812,337
UNITED KINGDOM — 10.8%
Communication Services — 0.1%
Vodafone Group PLC	26,010	22,196

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.5%
Compass Group	2,300	$79,763

Consumer Staples — 3.0%
Coca-Cola Europacific Partners	417	32,756
Diageo	4,414	132,672
Tesco	13,375	61,856
Unilever	4,920	283,169
		510,453
Energy — 2.0%
BP	18,953	99,498
Shell	7,288	242,556
		342,054
Financials — 3.3%
3i Group	1,166	56,561
Barclays	17,082	63,039
HSBC Holdings	21,400	224,875
Lloyds Banking Group	72,274	55,984
London Stock Exchange Group	547	81,799
NatWest Group	7,792	41,932
Standard Chartered	2,355	31,954
		556,144
Industrials — 1.2%
Ashtead Group	701	46,216
CK Hutchison Holdings	4,020	20,225
RELX	2,948	147,437
		213,878
Information Technology — 0.1%
ARM Holdings ADR *	142	22,656

Utilities — 0.6%
National Grid PLC	5,979	72,791
SSE	1,352	27,408
		100,199
TOTAL UNITED KINGDOM		1,847,343

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 6.3%
Communication Services — 0.6%
Spotify Technology *	175	$95,996

Consumer Discretionary — 0.2%
Stellantis	2,995	40,357

Energy — 0.1%
Tenaris	507	9,687

Health Care — 2.8%
CSL	2,327	407,034
ICON *	401	79,831
		486,865
Industrials — 1.9%
Experian	1,454	72,393
Ferrovial	787	33,870
Schneider Electric	857	218,582
		324,845
Information Technology — 0.2%
CyberArk Software *	51	18,920
Monday.com *	49	12,518
		31,438
Materials — 0.5%
Holcim	639	64,699
James Hardie Industries, CDI *	527	17,958
		82,657
TOTAL UNITED STATES		1,071,845
TOTAL COMMON STOCK (Cost $15,957,010)		16,982,970

PREFERRED STOCK — 0.4%
GERMANY—0.4%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke (A)	72	5,505
Dr Ing hc F Porsche (A)	113	7,241

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Volkswagen (A)	246	$25,225
		37,971
Consumer Staples — 0.2%
Henkel & KGaA (A)	326	28,542
TOTAL GERMANY		66,513
TOTAL PREFERRED STOCK (Cost $83,050)		66,513
TOTAL INVESTMENTS — 99.8% (Cost $16,040,060)		$17,049,483

Percentages are based on Net Assets of $17,075,960.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,572,666	$410,304	$—	$16,982,970
Preferred Stock	66,513	—	—	66,513
Total Investments in Securities	$16,639,179	$410,304	$—	$17,049,483

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.5%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	11	$21,144

CHINA — 0.8%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	145	16,227

Information Technology — 0.3%
NXP Semiconductors	55	11,470

TOTAL CHINA		27,697
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding	20	14,786

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	101	7,934

Health Care — 0.3%
AstraZeneca PLC ADR	129	9,128

Information Technology — 0.1%
ARM Holdings ADR *	26	4,148

TOTAL UNITED KINGDOM		21,210
UNITED STATES — 97.1%
Communication Services — 15.9%
Alphabet, Cl A	517	105,478
Alphabet, Cl C	490	100,744
Charter Communications, Cl A *	31	10,710
Comcast, Cl A	839	28,241
Electronic Arts	56	6,883
Meta Platforms, Cl A	193	133,012
Netflix *	93	90,839
Take-Two Interactive Software *	36	6,678
T-Mobile US	253	58,941

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	98	$11,631
Warner Bros Discovery *	542	5,659
		558,816
Consumer Discretionary — 14.1%
Airbnb, Cl A *	97	12,723
Amazon.com *	932	221,518
Booking Holdings	7	33,163
DoorDash, Cl A *	84	15,862
Lululemon Athletica *	25	10,355
Marriott International, Cl A	62	18,016
O’Reilly Automotive *	12	15,533
Ross Stores	73	10,991
Starbucks	245	26,382
Tesla *	321	129,877
		494,420
Consumer Staples — 5.2%
Costco Wholesale	97	95,048
Keurig Dr Pepper	299	9,598
Kraft Heinz	266	7,938
Mondelez International, Cl A	289	16,759
Monster Beverage *	210	10,229
PepsiCo	297	44,755
		184,327
Energy — 0.6%
Baker Hughes, Cl A	215	9,929
Diamondback Energy	65	10,683
		20,612
Financials — 0.6%
PayPal Holdings *	218	19,310

Health Care — 4.9%
Amgen	117	33,394
Biogen *	32	4,606
Dexcom *	86	7,467
GE HealthCare Technologies	100	8,830

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	271	$26,341
IDEXX Laboratories *	18	7,597
Intuitive Surgical *	77	44,035
Regeneron Pharmaceuticals *	23	15,479
Vertex Pharmaceuticals *	56	25,854
		173,603
Industrials — 4.6%
Automatic Data Processing	88	26,665
Axon Enterprise *	16	10,435
Cintas	88	17,650
Copart *	211	12,223
CSX	418	13,740
Fastenal	123	9,008
Honeywell International	141	31,544
Old Dominion Freight Line	46	8,538
PACCAR	112	12,419
Paychex	77	11,371
Verisk Analytics, Cl A	31	8,911
		162,504
Information Technology — 48.3%
Adobe *	97	42,433
Advanced Micro Devices *	352	40,814
Analog Devices	108	22,884
ANSYS *	19	6,659
Apple	1,339	316,004
Applied Materials	179	32,283
AppLovin, Cl A *	65	24,023
Atlassian, Cl A *	34	10,430
Autodesk *	46	14,322
Broadcom	684	151,349
Cadence Design Systems *	59	17,560
CDW	30	5,974
Cisco Systems	866	52,480
Cognizant Technology Solutions, Cl A	107	8,839
Crowdstrike Holdings, Cl A *	51	20,301
Datadog, Cl A *	67	9,561
Fortinet *	167	16,847

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GLOBALFOUNDRIES *	123	$5,101
Intel	927	18,012
Intuit	61	36,692
KLA	29	21,409
Lam Research	280	22,694
Marvell Technology	187	21,105
Microchip Technology	116	6,299
Micron Technology	241	21,989
Microsoft	659	273,524
MicroStrategy, Cl A *	49	16,405
MongoDB, Cl A *	15	4,100
NVIDIA	2,169	260,432
ON Semiconductor *	93	4,868
Palantir Technologies, Cl A *	476	39,265
Palo Alto Networks *	143	26,372
QUALCOMM	242	41,849
Roper Technologies	23	13,240
Synopsys *	33	17,341
Texas Instruments	198	36,553
Workday, Cl A *	46	12,055
Zscaler *	33	6,685
		1,698,753
Materials — 1.3%
Linde PLC	103	45,950

Real Estate — 0.2%
CoStar Group *	90	6,894

Utilities — 1.4%
American Electric Power	117	11,508
Constellation Energy	68	20,399
Exelon	220	8,800
Xcel Energy	123	8,265
		48,972
TOTAL UNITED STATES		3,414,161
TOTAL COMMON STOCK (Cost $2,877,695)		3,498,998

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.4% (Cost $37,388)	$15,698
TOTAL INVESTMENTS — 99.9% (Cost $2,915,083)	$3,514,696

Percentages are based on Net Assets of $3,516,683.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
Nasdaq-100	1	$2,147,800	$19,200	03/22/25	$9,555
Nasdaq-100 Micro Index	63	1,354,500	192	03/22/25	6,143

Total Purchased Options		$3,502,300			$15,698

*	Non-income producing security.

As of January 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 99.2%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	6	$11,533

CHINA — 0.8%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	73	8,170

Information Technology — 0.3%
NXP Semiconductors	28	5,839

TOTAL CHINA		14,009
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding	10	7,393

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	50	3,927

Health Care — 0.3%
AstraZeneca PLC ADR	63	4,458

Information Technology — 0.1%
ARM Holdings ADR *	14	2,234

TOTAL UNITED KINGDOM		10,619
UNITED STATES — 96.7%
Communication Services — 15.8%
Alphabet, Cl A	261	53,249
Alphabet, Cl C	247	50,783
Charter Communications, Cl A *	15	5,182
Comcast, Cl A	418	14,070
Electronic Arts	29	3,565
Meta Platforms, Cl A	97	66,851
Netflix *	47	45,908
Take-Two Interactive Software *	19	3,525
T-Mobile US	127	29,587

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	49	$5,815
Warner Bros Discovery *	266	2,777
		281,312
Consumer Discretionary — 14.1%
Airbnb, Cl A *	47	6,165
Amazon.com *	469	111,472
Booking Holdings	4	18,950
DoorDash, Cl A *	43	8,120
Lululemon Athletica *	13	5,385
Marriott International, Cl A	30	8,718
O’Reilly Automotive *	6	7,766
Ross Stores	36	5,420
Starbucks	124	13,352
Tesla *	162	65,545
		250,893
Consumer Staples — 5.2%
Costco Wholesale	49	48,014
Keurig Dr Pepper	148	4,751
Kraft Heinz	132	3,939
Mondelez International, Cl A	146	8,467
Monster Beverage *	106	5,163
PepsiCo	150	22,603
		92,937
Energy — 0.6%
Baker Hughes, Cl A	108	4,987
Diamondback Energy	32	5,260
		10,247
Financials — 0.5%
PayPal Holdings *	110	9,744

Health Care — 4.9%
Amgen	59	16,840
Biogen *	16	2,303
Dexcom *	42	3,647
GE HealthCare Technologies	50	4,415

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	136	$13,219
IDEXX Laboratories *	9	3,798
Intuitive Surgical *	39	22,303
Regeneron Pharmaceuticals *	12	8,076
Vertex Pharmaceuticals *	28	12,927
		87,528
Industrials — 4.6%
Automatic Data Processing	45	13,635
Axon Enterprise *	8	5,217
Cintas	44	8,825
Copart *	105	6,083
CSX	211	6,936
Fastenal	62	4,541
Honeywell International	71	15,884
Old Dominion Freight Line	23	4,269
PACCAR	57	6,320
Paychex	39	5,759
Verisk Analytics, Cl A	15	4,312
		81,781
Information Technology — 48.1%
Adobe *	48	20,998
Advanced Micro Devices *	178	20,639
Analog Devices	54	11,442
ANSYS *	9	3,154
Apple	674	159,064
Applied Materials	90	16,232
AppLovin, Cl A *	33	12,196
Atlassian, Cl A *	18	5,522
Autodesk *	23	7,161
Broadcom	345	76,338
Cadence Design Systems *	30	8,929
CDW	14	2,788
Cisco Systems	437	26,482
Cognizant Technology Solutions, Cl A	54	4,461
Crowdstrike Holdings, Cl A *	25	9,952
Datadog, Cl A *	34	4,852
Fortinet *	84	8,474

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GLOBALFOUNDRIES *	60	$2,488
Intel	472	9,171
Intuit	31	18,647
KLA	15	11,074
Lam Research	141	11,428
Marvell Technology	95	10,722
Microchip Technology	58	3,149
Micron Technology	122	11,131
Microsoft	331	137,385
MicroStrategy, Cl A *	24	8,035
MongoDB, Cl A *	8	2,187
NVIDIA	1,093	131,237
ON Semiconductor *	46	2,408
Palantir Technologies, Cl A *	239	19,715
Palo Alto Networks *	72	13,278
QUALCOMM	122	21,097
Roper Technologies	12	6,908
Synopsys *	17	8,933
Texas Instruments	100	18,461
Workday, Cl A *	23	6,027
Zscaler *	17	3,444
		855,609
Materials — 1.3%
Linde PLC	52	23,198

Real Estate — 0.2%
CoStar Group *	44	3,370

Utilities — 1.4%
American Electric Power	58	5,705
Constellation Energy	34	10,199
Exelon	109	4,360
Xcel Energy	63	4,234
		24,498
TOTAL UNITED STATES		1,721,117
TOTAL COMMON STOCK (Cost $1,302,640)		1,764,671

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.9% (Cost $32,041)	$16,933
TOTAL INVESTMENTS — 100.1% (Cost $1,334,681)	$1,781,604

WRITTEN OPTIONS— (0.2)% (Premiums Received $(13,650))	$(3,198)

Percentages are based on Net Assets of $1,779,535.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.9%
Put Options
Nasdaq-100 Micro Index	82	$1,763,000	$202	03/22/25	$16,933

WRITTEN OPTIONS — (0.2)%
Call Options
Nasdaq-100 Micro Index	(82)	$(1,763,000)	$235	03/22/25	$(3,198)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,764,671.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,764,671	$—	$—	$1,764,671
Purchased Options	16,933	—	—	16,933
Total Investments in Securities	$1,781,604	$—	$—	$1,781,604

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(3,198)	$—	$—	$(3,198)
Total Other Financial Instruments	$(3,198)	$—	$—	$(3,198)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	9	$1,877

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	21	8,084

JERSEY — 0.0%
Consumer Discretionary — 0.0%
Aptive PLC *	7	437

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	9	1,332

UNITED STATES — 99.0%
Communication Services — 9.9%
Alphabet, Cl A	192	39,172
Alphabet, Cl C	156	32,074
AT&T	234	5,553
Charter Communications, Cl A *	3	1,036
Comcast, Cl A	124	4,174
Electronic Arts	8	983
Fox, Cl A	8	409
Fox, Cl B	3	146
Interpublic Group	14	401
Live Nation Entertainment *	5	723
Match Group	12	428
Meta Platforms, Cl A	71	48,932
Netflix *	14	13,675
News, Cl A	11	309
Omnicom Group	9	781
Paramount Global, Cl B	20	218
Take-Two Interactive Software *	5	928
T-Mobile US	15	3,495
Verizon Communications	137	5,396
Walt Disney	59	6,671

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	86	$898
		166,402

Consumer Discretionary — 11.5%
Airbnb, Cl A *	15	1,968
Amazon.com *	307	72,968
AutoZone *	1	3,350
Best Buy	7	601
Booking Holdings	1	4,738
BorgWarner	10	319
Caesars Entertainment *	11	397
CarMax *	6	514
Carnival *	32	885
Chipotle Mexican Grill, Cl A *	45	2,626
Darden Restaurants	4	781
Deckers Outdoor *	4	709
Domino’s Pizza	1	449
DR Horton	8	1,135
eBay	14	945
Expedia Group *	4	684
Ford Motor	124	1,250
Garmin	6	1,295
General Motors	35	1,731
Genuine Parts	5	581
Hasbro	3	173
Hilton Worldwide Holdings	8	2,049
Home Depot	33	13,595
Las Vegas Sands	14	642
Lennar, Cl A	8	1,050
LKQ	14	523
Lowe’s	19	4,941
Lululemon Athletica *	4	1,657
Marriott International, Cl A	8	2,325
McDonald’s	23	6,640
MGM Resorts International *	10	345
Mohawk Industries *	2	245
NIKE, Cl B	38	2,922
Norwegian Cruise Line Holdings *	14	397
O’Reilly Automotive *	2	2,589

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Pool	1	$344
PulteGroup	7	796
Ralph Lauren, Cl A	2	499
Ross Stores	10	1,506
Royal Caribbean Cruises	9	2,399
Starbucks	37	3,984
Tapestry	8	583
Tesla *	92	37,223
TJX	37	4,617
Tractor Supply	19	1,033
Ulta Beauty *	2	824
Wynn Resorts	2	174
Yum! Brands	8	1,044
		193,045

Consumer Staples — 5.5%
Altria Group	55	2,873
Archer-Daniels-Midland	19	973
Brown-Forman, Cl B	10	330
Bunge Global	5	381
Campbell Soup	10	388
Church & Dwight	8	844
Clorox	4	635
Coca-Cola	127	8,062
Colgate-Palmolive	27	2,341
Conagra Brands	18	466
Constellation Brands, Cl A	5	904
Costco Wholesale	15	14,698
Dollar General	10	710
Dollar Tree *	6	440
Estee Lauder, Cl A	9	751
General Mills	18	1,082
Hershey	4	597
Hormel Foods	11	330
J M Smucker	2	214
Kellanova	9	735
Kenvue	72	1,533
Keurig Dr Pepper	36	1,156
Kimberly-Clark	10	1,300

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kraft Heinz	36	$1,074
Kroger	20	1,233
Lamb Weston Holdings	5	300
McCormick	10	772
Molson Coors Beverage, Cl B	9	493
Mondelez International, Cl A	44	2,551
Monster Beverage *	22	1,072
PepsiCo	44	6,630
Philip Morris International	50	6,510
Procter & Gamble	77	12,781
Sysco	15	1,094
Target	14	1,931
Tyson Foods, Cl A	11	621
Walgreens Boots Alliance	21	216
Walmart	142	13,939
		92,960

Energy — 3.1%
APA	13	285
Baker Hughes, Cl A	32	1,478
Chevron	55	8,205
ConocoPhillips	42	4,151
Coterra Energy	30	832
Devon Energy	24	818
Diamondback Energy	6	986
EOG Resources	18	2,264
EQT	19	971
Exxon Mobil	144	15,384
Halliburton	33	859
Hess	8	1,112
Kinder Morgan	61	1,676
Marathon Petroleum	10	1,457
Occidental Petroleum	21	980
ONEOK	19	1,846
Phillips 66	14	1,650
Schlumberger	45	1,813
Targa Resources	7	1,378
Texas Pacific Land	1	1,297
Valero Energy	9	1,197

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	39	$2,162
		52,801

Financials — 14.0%
Aflac	15	1,611
Allstate	9	1,731
American Express	18	5,714
American International Group	21	1,547
Ameriprise Financial	3	1,630
Aon PLC, Cl A	7	2,596
Apollo Global Management	15	2,565
Arch Capital Group	12	1,117
Arthur J Gallagher	7	2,113
Assurant	2	430
Bank of America	217	10,047
Bank of New York Mellon	23	1,976
Berkshire Hathaway, Cl B *	60	28,120
BlackRock Funding	5	5,378
Blackstone	23	4,074
Brown & Brown	8	837
Capital One Financial	12	2,445
Cboe Global Markets	2	409
Charles Schwab	49	4,053
Chubb	12	3,263
Cincinnati Financial	5	685
Citigroup	62	5,049
Citizens Financial Group	14	666
CME Group, Cl A	12	2,838
Corpay *	2	761
Discover Financial Services	9	1,810
Erie Indemnity, Cl A	1	403
Everest Group	2	695
FactSet Research Systems	1	474
Fidelity National Information Services	17	1,385
Fifth Third Bancorp	20	886
Fiserv *	19	4,105
Franklin Resources	8	178
Global Payments	9	1,016
Globe Life	3	366

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Goldman Sachs Group	10	$6,404
Hartford Financial Services Group	8	892
Huntington Bancshares	60	1,032
Intercontinental Exchange	19	3,037
Invesco	15	288
Jack Henry & Associates	3	522
JPMorgan Chase	93	24,859
KeyCorp	40	719
KKR	21	3,509
Loews	5	427
M&T Bank	5	1,006
MarketAxess Holdings	1	221
Marsh & McLennan	15	3,253
Mastercard, Cl A	27	14,997
MetLife	19	1,644
Moody’s	5	2,497
Morgan Stanley	40	5,537
MSCI, Cl A	3	1,790
Nasdaq	15	1,235
Northern Trust	7	786
PayPal Holdings *	33	2,923
PNC Financial Services Group	13	2,612
Principal Financial Group	7	577
Progressive	19	4,682
Prudential Financial	11	1,328
Raymond James Financial	7	1,179
Regions Financial	34	838
S&P Global	10	5,214
State Street	8	813
Synchrony Financial	12	828
T Rowe Price Group	7	818
Travelers	8	1,961
Truist Financial	43	2,048
US Bancorp	49	2,341
Visa, Cl A	57	19,483
W R Berkley	9	530
Wells Fargo	109	8,589
Willis Towers Watson PLC	3	989
		235,381

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 10.4%
Abbott Laboratories	56	$7,164
AbbVie	57	10,482
Agilent Technologies	8	1,212
Align Technology *	3	657
Amgen	17	4,852
Baxter International	18	586
Becton Dickinson	8	1,981
Biogen *	4	576
Bio-Techne	6	441
Boston Scientific *	48	4,913
Bristol-Myers Squibb	66	3,891
Cardinal Health	8	989
Cencora	5	1,271
Centene *	15	960
Charles River Laboratories International *	2	330
Cigna Group	8	2,354
Cooper *	8	772
CVS Health	40	2,259
Danaher	20	4,455
DaVita *	2	352
Dexcom *	13	1,129
Edwards Lifesciences *	19	1,377
Elevance Health	8	3,166
Eli Lilly	26	21,088
GE HealthCare Technologies	15	1,325
Gilead Sciences	40	3,888
HCA Healthcare	6	1,979
Henry Schein *	4	320
Hologic *	10	721
Humana	4	1,173
IDEXX Laboratories *	3	1,266
Incyte *	6	445
Insulet *	3	835
Intuitive Surgical *	12	6,863
IQVIA Holdings *	5	1,007
Johnson & Johnson	79	12,020
Labcorp Holdings	3	749
McKesson	4	2,379
Medtronic PLC	42	3,814

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Merck	82	$8,103
Mettler-Toledo International *	1	1,364
Moderna *	14	552
Molina Healthcare *	2	621
Pfizer	184	4,880
Quest Diagnostics	3	489
Regeneron Pharmaceuticals *	3	2,019
ResMed	4	945
Revvity	4	505
Solventum *	4	296
STERIS PLC	3	662
Stryker	11	4,304
Teleflex	2	360
Thermo Fisher Scientific	12	7,173
UnitedHealth Group	30	16,275
Universal Health Services, Cl B	2	377
Vertex Pharmaceuticals *	9	4,155
Viatris	42	474
Waters *	2	831
West Pharmaceutical Services	3	1,025
Zimmer Biomet Holdings	8	876
Zoetis, Cl A	15	2,564
		174,891

Industrials — 8.2%
3M	17	2,587
A O Smith	3	202
Allegion PLC	3	398
AMETEK	8	1,477
Automatic Data Processing	14	4,242
Axon Enterprise *	2	1,304
Boeing *	24	4,237
Broadridge Financial Solutions	3	715
Builders FirstSource *	4	669
Carrier Global	26	1,700
Caterpillar	15	5,572
CH Robinson Worldwide	3	299
Cintas	11	2,206
Copart *	28	1,622

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	61	$2,005
Cummins	4	1,425
Dayforce *	6	424
Deere	8	3,813
Delta Air Lines	19	1,278
Dover	5	1,018
Eaton PLC	13	4,244
Emerson Electric	19	2,469
Equifax	4	1,099
Expeditors International of Washington	4	454
Fastenal	18	1,318
FedEx	8	2,119
Fortive	11	895
GE Vernova	9	3,356
Generac Holdings *	3	448
General Dynamics	9	2,313
General Electric	35	7,125
Honeywell International	20	4,474
Howmet Aerospace	13	1,646
Hubbell, Cl B	2	846
Huntington Ingalls Industries	1	197
IDEX	3	673
Illinois Tool Works	9	2,332
Ingersoll Rand	13	1,219
Jacobs Solutions	4	561
JB Hunt Transport Services	4	685
Johnson Controls International	21	1,638
L3Harris Technologies	6	1,272
Leidos Holdings	5	710
Lennox International	1	592
Lockheed Martin	7	3,241
Masco	10	793
Nordson	2	440
Norfolk Southern	8	2,042
Northrop Grumman	4	1,949
Old Dominion Freight Line	7	1,299
Otis Worldwide	13	1,241
PACCAR	17	1,885
Parker-Hannifin	4	2,828

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex	10	$1,477
Paycom Software	2	415
Pentair PLC	6	622
Quanta Services	4	1,230
Republic Services, Cl A	7	1,518
Rockwell Automation	3	835
Rollins	9	446
RTX	44	5,674
Snap-On	2	710
Southwest Airlines	26	798
Stanley Black & Decker	5	440
Textron	5	383
Trane Technologies PLC	8	2,902
TransDigm Group	2	2,707
Uber Technologies *	67	4,479
Union Pacific	20	4,956
United Airlines Holdings *	12	1,270
United Parcel Service, Cl B	24	2,742
United Rentals	2	1,516
Veralto	8	827
Verisk Analytics, Cl A	4	1,150
Waste Management	12	2,643
Westinghouse Air Brake Technologies	6	1,248
WW Grainger	1	1,063
Xylem	9	1,116
		138,763

Information Technology — 30.0%
Adobe *	15	6,562
Advanced Micro Devices *	53	6,145
Akamai Technologies *	6	599
Amphenol, Cl A	38	2,690
Analog Devices	16	3,390
ANSYS *	3	1,051
Apple	496	117,056
Applied Materials	26	4,689
Arista Networks *	33	3,803
Autodesk *	7	2,179
Broadcom	152	33,633

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cadence Design Systems *	8	$2,381
CDW	5	996
Cisco Systems	130	7,878
Cognizant Technology Solutions, Cl A	15	1,239
Corning	25	1,302
Crowdstrike Holdings, Cl A *	8	3,185
Dell Technologies, Cl C	9	932
Enphase Energy *	6	374
EPAM Systems *	2	508
F5 *	2	595
Fair Isaac *	1	1,874
First Solar *	4	670
Fortinet *	21	2,118
Gartner *	3	1,628
Gen Digital	23	619
GoDaddy, Cl A *	5	1,063
Hewlett Packard Enterprise	42	890
HP	36	1,170
Intel	139	2,701
International Business Machines	30	7,671
Intuit	9	5,414
Jabil	4	650
Juniper Networks	13	453
Keysight Technologies *	6	1,070
KLA	4	2,953
Lam Research	42	3,404
Microchip Technology	17	923
Micron Technology	36	3,285
Microsoft	244	101,275
Monolithic Power Systems	2	1,275
Motorola Solutions	5	2,346
NetApp	8	977
NVIDIA	804	96,536
ON Semiconductor *	14	733
Oracle	52	8,843
Palantir Technologies, Cl A *	67	5,527
Palo Alto Networks *	20	3,688
PTC *	3	580
QUALCOMM	36	6,225

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Roper Technologies	4	$2,303
Salesforce	32	10,934
Seagate Technology Holdings	9	867
ServiceNow *	7	7,129
Skyworks Solutions	6	533
Super Micro Computer *	18	513
Synopsys *	5	2,627
Teledyne Technologies *	2	1,023
Teradyne	6	695
Texas Instruments	30	5,538
Trimble *	10	750
Tyler Technologies *	1	602
VeriSign *	3	645
Western Digital *	13	847
Workday, Cl A *	7	1,834
Zebra Technologies, Cl A *	2	784
		505,372

Materials — 2.0%
Air Products & Chemicals	8	2,682
Albemarle	3	253
Amcor PLC	52	505
Avery Dennison	3	557
Ball	8	446
Celanese, Cl A	3	213
CF Industries Holdings	6	553
Corteva	21	1,371
Dow	21	820
DuPont de Nemours	14	1,075
Eastman Chemical	4	399
Ecolab	9	2,252
FMC	6	335
Freeport-McMoRan	46	1,649
International Flavors & Fragrances	10	871
International Paper	15	834
Linde PLC	15	6,692
LyondellBasell Industries, Cl A	11	833
Martin Marietta Materials	2	1,088
Mosaic	9	251

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Newmont	37	$1,581
Nucor	8	1,027
Packaging Corp of America	3	638
PPG Industries	9	1,038
Sherwin-Williams	8	2,865
Smurfit WestRock PLC	15	796
Steel Dynamics	4	513
Vulcan Materials	4	1,097
		33,234

Real Estate — 2.1%
Alexandria Real Estate Equities ‡	6	584
American Tower ‡	14	2,589
AvalonBay Communities ‡	4	886
BXP ‡	5	366
Camden Property Trust ‡	2	227
CBRE Group, Cl A *	9	1,303
CoStar Group *	13	996
Crown Castle ‡	15	1,339
Digital Realty Trust ‡	11	1,802
Equinix ‡	3	2,741
Equity Residential ‡	14	989
Essex Property Trust ‡	3	854
Extra Space Storage ‡	7	1,078
Federal Realty Investment Trust ‡	3	326
Healthpeak Properties ‡	25	516
Host Hotels & Resorts ‡	27	451
Invitation Homes ‡	24	748
Iron Mountain ‡	11	1,117
Kimco Realty ‡	25	561
Mid-America Apartment Communities ‡	3	458
Millrose Properties, Cl A *(A)	5	47
ProLogis ‡	30	3,578
Public Storage ‡	5	1,492
Realty Income ‡	27	1,475
Regency Centers ‡	6	431
SBA Communications, Cl A ‡	4	790
Simon Property Group ‡	9	1,565
UDR ‡	12	501

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Ventas ‡	17	$1,027
VICI Properties, Cl A ‡	33	982
Welltower ‡	20	2,730
Weyerhaeuser ‡	27	827
		35,376

Utilities — 2.3%
AES	22	242
Alliant Energy	11	648
Ameren	8	754
American Electric Power	17	1,672
American Water Works	6	748
Atmos Energy	5	713
CenterPoint Energy	24	782
CMS Energy	11	726
Consolidated Edison	11	1,031
Constellation Energy	10	3,000
Dominion Energy	26	1,445
DTE Energy	7	839
Duke Energy	25	2,800
Edison International	15	810
Entergy	14	1,135
Evergy	9	577
Eversource Energy	15	865
Exelon	31	1,240
FirstEnergy	19	756
NextEra Energy	67	4,794
NiSource	13	485
NRG Energy	6	615
PG&E	69	1,080
Pinnacle West Capital	4	348
PPL	23	773
Public Service Enterprise Group	15	1,253
Sempra	21	1,741
Southern	35	2,938
Vistra	11	1,848
WEC Energy Group	12	1,191

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	18	$1,210
		39,059
TOTAL UNITED STATES		1,667,284
TOTAL COMMON STOCK (Cost $1,262,968)		1,679,014

PURCHASED OPTIONS — 0.2% (Cost $11,539)		3,744
TOTAL INVESTMENTS — 99.9% (Cost $1,274,507)		$1,682,758

Percentages are based on Net Assets of $1,684,132.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	8	$483,200	$535	03/22/25	$1,124
S&P 500 Index	2	1,208,200	5,320	03/22/25	2,620

Total Purchased Options		$1,691,400			$3,744

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,678,967	$—	$47	$1,679,014
Purchased Options	3,744	—	—	3,744
Total Investments in Securities	$1,682,711	$—	$47	$1,682,758

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	11	$2,294

IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A (A)	30	11,548

JERSEY — 0.0%
Consumer Discretionary — 0.0%
Aptive PLC *(A)	11	687

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	16	2,368

UNITED STATES — 98.8%
Communication Services — 9.8%
Alphabet, Cl A (A)	289	58,962
Alphabet, Cl C (A)	235	48,316
AT&T (A)	353	8,377
Charter Communications, Cl A *(A)	5	1,728
Comcast, Cl A (A)	189	6,362
Fox, Cl A (A)	11	563
Fox, Cl B (A)	9	437
Interpublic Group (A)	21	602
Live Nation Entertainment *(A)	8	1,157
Match Group (A)	11	393
Meta Platforms, Cl A (A)	108	74,431
Netflix *(A)	21	20,512
News, Cl A (A)	19	534
News, Cl B (A)	9	285
Omnicom Group (A)	9	781
Paramount Global, Cl B (A)	27	294
T-Mobile US (A)	25	5,824
Verizon Communications (A)	208	8,193
Walt Disney (A)	90	10,175

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *(A)	117	$1,222
		249,148
Consumer Discretionary — 11.3%
Airbnb, Cl A *(A)	20	2,623
Amazon.com *(A)	462	109,808
AutoZone *(A)	1	3,350
Best Buy (A)	9	773
Booking Holdings (A)	2	9,475
BorgWarner (A)	12	383
Caesars Entertainment *(A)	11	397
CarMax *(A)	9	771
Carnival *(A)	52	1,439
Chipotle Mexican Grill, Cl A *(A)	66	3,851
Darden Restaurants (A)	7	1,367
Deckers Outdoor *(A)	8	1,419
Domino’s Pizza (A)	1	449
DR Horton (A)	16	2,270
eBay (A)	25	1,687
Expedia Group *(A)	7	1,197
Ford Motor (A)	191	1,925
General Motors (A)	54	2,671
Genuine Parts (A)	8	930
Hasbro (A)	7	405
Hilton Worldwide Holdings (A)	11	2,817
Home Depot (A)	49	20,187
Las Vegas Sands (A)	18	825
Lennar, Cl A (A)	11	1,444
LKQ (A)	11	411
Lowe’s (A)	28	7,281
Lululemon Athletica *(A)	6	2,485
Marriott International, Cl A (A)	11	3,196
McDonald’s (A)	36	10,393
MGM Resorts International *(A)	10	345
Mohawk Industries *(A)	2	245
NIKE, Cl B (A)	60	4,614
Norwegian Cruise Line Holdings *(A)	23	652
O’Reilly Automotive *(A)	3	3,883
Pool (A)	1	344

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup (A)	10	$1,138
Ralph Lauren, Cl A (A)	1	250
Ross Stores (A)	17	2,560
Royal Caribbean Cruises (A)	11	2,933
Starbucks (A)	55	5,922
Tapestry (A)	11	802
Tesla *(A)	138	55,835
TJX (A)	55	6,863
Tractor Supply (A)	26	1,413
Ulta Beauty *(A)	2	824
Wynn Resorts (A)	6	521
Yum! Brands (A)	15	1,958
		287,331
Consumer Staples — 5.5%
Altria Group (A)	83	4,335
Archer-Daniels-Midland (A)	25	1,281
Brown-Forman, Cl B (A)	9	297
Bunge Global (A)	8	609
Campbell Soup (A)	11	426
Church & Dwight (A)	11	1,161
Clorox (A)	7	1,111
Coca-Cola (A)	191	12,125
Colgate-Palmolive (A)	39	3,381
Conagra Brands (A)	25	647
Constellation Brands, Cl A (A)	8	1,446
Costco Wholesale (A)	22	21,557
Dollar General (A)	10	711
Dollar Tree *(A)	10	733
Estee Lauder, Cl A (A)	10	834
General Mills (A)	27	1,624
Hershey (A)	8	1,194
Hormel Foods (A)	18	540
J M Smucker (A)	6	641
Kellanova (A)	12	981
Kenvue (A)	96	2,044
Keurig Dr Pepper (A)	55	1,765
Kimberly-Clark (A)	17	2,209
Kraft Heinz (A)	44	1,313

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kroger (A)	34	$2,096
Lamb Weston Holdings (A)	8	480
McCormick (A)	11	850
Molson Coors Beverage, Cl B (A)	9	493
Mondelez International, Cl A (A)	65	3,769
Monster Beverage *(A)	35	1,705
PepsiCo (A)	69	10,398
Philip Morris International (A)	78	10,156
Procter & Gamble (A)	117	19,421
Sysco (A)	25	1,823
Target (A)	24	3,310
Tyson Foods, Cl A (A)	15	847
Walgreens Boots Alliance (A)	34	350
Walmart (A)	215	21,104
		139,767
Energy — 3.2%
APA (A)	13	285
Baker Hughes, Cl A (A)	47	2,171
Chevron (A)	82	12,234
ConocoPhillips (A)	64	6,325
Coterra Energy (A)	38	1,053
Devon Energy (A)	36	1,228
Diamondback Energy (A)	9	1,479
EOG Resources (A)	27	3,396
EQT (A)	29	1,483
Exxon Mobil (A)	217	23,182
Halliburton (A)	47	1,223
Hess (A)	15	2,085
Kinder Morgan (A)	96	2,638
Marathon Petroleum (A)	17	2,477
Occidental Petroleum (A)	34	1,586
ONEOK (A)	28	2,721
Phillips 66 (A)	20	2,357
Schlumberger (A)	70	2,820
Targa Resources (A)	10	1,968
Texas Pacific Land (A)	1	1,297
Valero Energy (A)	16	2,128

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams (A)	61	$3,381
		79,517
Financials — 13.7%
Aflac (A)	25	2,685
Allstate (A)	12	2,308
American Express (A)	27	8,571
American International Group (A)	29	2,136
Ameriprise Financial (A)	5	2,717
Aon PLC, Cl A (A)	10	3,708
Apollo Global Management (A)	21	3,591
Arch Capital Group (A)	18	1,675
Arthur J Gallagher (A)	12	3,622
Assurant (A)	2	430
Bank of America (A)	331	15,325
Bank of New York Mellon (A)	36	3,094
Berkshire Hathaway, Cl B *(A)	90	42,180
BlackRock Funding (A)	7	7,529
Blackstone (A)	36	6,376
Brown & Brown (A)	11	1,151
Capital One Financial (A)	19	3,871
Cboe Global Markets (A)	6	1,226
Charles Schwab (A)	73	6,039
Chubb (A)	18	4,894
Cincinnati Financial (A)	8	1,096
Citigroup (A)	92	7,492
Citizens Financial Group (A)	20	951
CME Group, Cl A (A)	18	4,257
Corpay *(A)	3	1,141
Discover Financial Services (A)	11	2,212
Erie Indemnity, Cl A (A)	1	403
Everest Group (A)	2	695
FactSet Research Systems (A)	2	949
Fidelity National Information Services (A)	27	2,200
Fifth Third Bancorp (A)	36	1,595
Franklin Resources (A)	20	445
Global Payments (A)	11	1,241
Globe Life (A)	3	366
Goldman Sachs Group (A)	16	10,246

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hartford Financial Services Group (A)	15	$1,673
Huntington Bancshares (A)	71	1,221
Intercontinental Exchange (A)	28	4,475
Invesco (A)	20	385
JPMorgan Chase (A)	138	36,887
KeyCorp (A)	46	827
KKR (A)	34	5,680
Loews (A)	9	769
M&T Bank (A)	8	1,610
MarketAxess Holdings (A)	1	221
Marsh & McLennan (A)	25	5,422
Mastercard, Cl A (A)	41	22,773
MetLife (A)	28	2,422
Moody’s (A)	8	3,996
Morgan Stanley (A)	62	8,583
MSCI, Cl A (A)	4	2,387
Nasdaq (A)	20	1,647
Northern Trust (A)	9	1,011
PayPal Holdings *(A)	51	4,518
PNC Financial Services Group (A)	19	3,818
Principal Financial Group (A)	11	907
Progressive (A)	28	6,900
Prudential Financial (A)	18	2,174
Raymond James Financial (A)	9	1,516
Regions Financial (A)	46	1,133
S&P Global (A)	16	8,343
State Street (A)	16	1,626
Synchrony Financial (A)	19	1,311
T Rowe Price Group (A)	10	1,169
Travelers (A)	10	2,452
Truist Financial (A)	65	3,095
US Bancorp (A)	78	3,727
Visa, Cl A (A)	85	29,053
W R Berkley (A)	16	941
Wells Fargo (A)	164	12,923
Willis Towers Watson PLC (A)	6	1,977
		347,989

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 10.4%
Abbott Laboratories (A)	87	$11,130
AbbVie (A)	88	16,183
Agilent Technologies (A)	15	2,273
Align Technology *(A)	2	438
Amgen (A)	27	7,706
Baxter International (A)	26	847
Becton Dickinson (A)	15	3,714
Biogen *(A)	8	1,152
Bio-Techne (A)	9	662
Boston Scientific *(A)	73	7,472
Bristol-Myers Squibb (A)	100	5,895
Cardinal Health (A)	11	1,360
Cencora (A)	9	2,288
Centene *(A)	26	1,665
Charles River Laboratories International *(A)	2	330
Cigna Group (A)	15	4,413
Cooper *(A)	9	869
CVS Health (A)	62	3,502
Danaher (A)	33	7,350
DaVita *(A)	2	352
Dexcom *(A)	19	1,650
Edwards Lifesciences *(A)	28	2,029
Elevance Health (A)	11	4,353
Eli Lilly (A)	39	31,632
GE HealthCare Technologies (A)	24	2,119
Gilead Sciences (A)	62	6,026
HCA Healthcare (A)	9	2,969
Henry Schein *(A)	7	560
Hologic *(A)	10	721
Humana (A)	7	2,053
IDEXX Laboratories *(A)	4	1,688
Incyte *(A)	8	593
Insulet *(A)	3	835
Intuitive Surgical *(A)	18	10,294
IQVIA Holdings *(A)	9	1,812
Johnson & Johnson (A)	118	17,954
Labcorp Holdings (A)	3	749
McKesson (A)	6	3,569
Medtronic PLC (A)	63	5,722

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Merck (A)	125	$12,353
Mettler-Toledo International *(A)	1	1,364
Moderna *(A)	19	749
Molina Healthcare *(A)	2	621
Pfizer (A)	280	7,426
Quest Diagnostics (A)	7	1,142
Regeneron Pharmaceuticals *(A)	5	3,365
ResMed (A)	8	1,889
Revvity (A)	7	883
Solventum *(A)	7	518
STERIS PLC (A)	6	1,324
Stryker (A)	17	6,652
Teleflex (A)	1	180
Thermo Fisher Scientific (A)	19	11,357
UnitedHealth Group (A)	45	24,412
Universal Health Services, Cl B (A)	2	377
Vertex Pharmaceuticals *(A)	13	6,002
Viatris (A)	63	711
Waters *(A)	2	831
West Pharmaceutical Services (A)	4	1,366
Zimmer Biomet Holdings (A)	9	985
Zoetis, Cl A (A)	21	3,589
		265,025
Industrials — 8.1%
3M (A)	27	4,109
A O Smith (A)	7	471
Allegion PLC (A)	3	398
AMETEK (A)	11	2,030
Automatic Data Processing (A)	19	5,757
Axon Enterprise *(A)	4	2,609
Boeing *(A)	37	6,531
Builders FirstSource *(A)	7	1,171
Carrier Global (A)	42	2,746
Caterpillar (A)	24	8,915
CH Robinson Worldwide (A)	7	696
Cintas (A)	17	3,410
Copart *(A)	44	2,549
CSX (A)	96	3,156

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins (A)	7	$2,494
Deere (A)	13	6,195
Delta Air Lines (A)	33	2,220
Dover (A)	7	1,426
Eaton PLC (A)	19	6,202
Emerson Electric (A)	28	3,639
Equifax (A)	7	1,923
Expeditors International of Washington (A)	8	909
Fastenal (A)	28	2,051
FedEx (A)	10	2,649
Fortive (A)	17	1,383
GE Vernova (A)	14	5,220
Generac Holdings *(A)	2	299
General Dynamics (A)	13	3,341
General Electric (A)	54	10,993
Honeywell International (A)	33	7,383
Howmet Aerospace (A)	19	2,405
Hubbell, Cl B (A)	2	846
Huntington Ingalls Industries (A)	1	197
IDEX (A)	2	449
Illinois Tool Works (A)	12	3,110
Ingersoll Rand (A)	19	1,782
Jacobs Solutions (A)	7	981
JB Hunt Transport Services (A)	3	514
Johnson Controls International (A)	34	2,652
L3Harris Technologies (A)	9	1,908
Lennox International (A)	1	592
Lockheed Martin (A)	10	4,629
Masco (A)	10	793
Nordson (A)	2	440
Norfolk Southern (A)	10	2,553
Northrop Grumman (A)	7	3,411
Old Dominion Freight Line (A)	9	1,670
Otis Worldwide (A)	19	1,813
PACCAR (A)	26	2,883
Parker-Hannifin (A)	6	4,242
Paychex (A)	17	2,510
Pentair PLC (A)	9	933
Quanta Services (A)	8	2,461

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A (A)	10	$2,169
Rockwell Automation (A)	6	1,671
Rollins (A)	16	792
RTX (A)	65	8,382
Snap-On (A)	2	710
Southwest Airlines (A)	29	891
Stanley Black & Decker (A)	9	793
Textron (A)	10	765
Trane Technologies PLC (A)	11	3,990
TransDigm Group (A)	3	4,060
Uber Technologies *(A)	105	7,019
Union Pacific (A)	29	7,186
United Airlines Holdings *(A)	17	1,799
United Parcel Service, Cl B (A)	36	4,112
United Rentals (A)	3	2,274
Veralto (A)	11	1,137
Verisk Analytics, Cl A (A)	8	2,300
Waste Management (A)	18	3,965
Westinghouse Air Brake Technologies (A)	9	1,871
WW Grainger (A)	2	2,125
Xylem (A)	11	1,364
		206,024
Information Technology — 30.5%
Adobe *(A)	21	9,186
Advanced Micro Devices *(A)	80	9,276
Akamai Technologies *(A)	8	799
Amphenol, Cl A (A)	61	4,318
Analog Devices (A)	25	5,297
ANSYS *(A)	4	1,402
Apple (A)	747	176,292
Applied Materials (A)	42	7,575
Arista Networks *(A)	52	5,992
Autodesk *(A)	10	3,113
Broadcom (A)	232	51,335
Broadridge Financial Solutions (A)	7	1,668
Cadence Design Systems *(A)	14	4,167
CDW (A)	7	1,394
Cisco Systems (A)	197	11,938

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A (A)	25	$2,065
Corning (A)	37	1,927
Crowdstrike Holdings, Cl A *(A)	11	4,379
Dayforce *(A)	7	495
Dell Technologies, Cl C (A)	16	1,658
Electronic Arts (A)	11	1,352
Enphase Energy *(A)	7	436
EPAM Systems *(A)	2	508
F5 *(A)	2	595
Fair Isaac *(A)	1	1,874
First Solar *(A)	6	1,005
Fiserv *(A)	28	6,049
Fortinet *(A)	30	3,026
Garmin (A)	8	1,727
Gartner *(A)	4	2,171
Gen Digital (A)	28	753
GoDaddy, Cl A *(A)	8	1,701
Hewlett Packard Enterprise (A)	63	1,335
HP (A)	49	1,592
Intel (A)	214	4,158
International Business Machines (A)	45	11,507
Intuit (A)	14	8,421
Jabil (A)	7	1,137
Jack Henry & Associates (A)	2	348
Juniper Networks (A)	18	627
Keysight Technologies *(A)	9	1,605
KLA (A)	7	5,168
Lam Research (A)	63	5,106
Leidos Holdings (A)	7	994
Microchip Technology (A)	27	1,466
Micron Technology (A)	54	4,927
Microsoft (A)	368	152,742
Monolithic Power Systems (A)	2	1,275
Motorola Solutions (A)	8	3,754
NetApp (A)	10	1,221
NVIDIA (A)	1,214	145,765
ON Semiconductor *(A)	20	1,047
Oracle (A)	80	13,605
Palantir Technologies, Cl A *(A)	101	8,331

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palo Alto Networks *(A)	34	$6,270
Paycom Software (A)	2	415
PTC *(A)	7	1,354
QUALCOMM (A)	55	9,511
Roper Technologies (A)	5	2,878
Salesforce (A)	47	16,060
Seagate Technology Holdings (A)	10	964
ServiceNow *(A)	10	10,184
Skyworks Solutions (A)	9	799
Super Micro Computer *(A)	26	742
Synopsys *(A)	8	4,204
Take-Two Interactive Software *(A)	8	1,484
Teledyne Technologies *(A)	2	1,023
Teradyne (A)	9	1,042
Texas Instruments (A)	45	8,307
Trimble *(A)	12	900
Tyler Technologies *(A)	2	1,203
VeriSign *(A)	3	645
Western Digital *(A)	18	1,172
Workday, Cl A *(A)	10	2,621
Zebra Technologies, Cl A *(A)	2	784
		774,166
Materials — 1.9%
Air Products & Chemicals (A)	10	3,353
Albemarle (A)	7	589
Amcor PLC (A)	74	719
Avery Dennison (A)	3	557
Ball (A)	16	891
Celanese, Cl A (A)	7	497
CF Industries Holdings (A)	9	830
Corteva (A)	35	2,284
Dow (A)	35	1,367
DuPont de Nemours (A)	20	1,536
Eastman Chemical (A)	7	698
Ecolab (A)	11	2,752
FMC (A)	7	391
Freeport-McMoRan (A)	71	2,545
International Flavors & Fragrances (A)	12	1,045

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper (A)	17	$946
Linde PLC (A)	24	10,707
LyondellBasell Industries, Cl A (A)	12	908
Martin Marietta Materials (A)	3	1,632
Mosaic (A)	16	446
Newmont (A)	55	2,350
Nucor (A)	11	1,413
Packaging Corp of America (A)	3	638
PPG Industries (A)	11	1,269
Sherwin-Williams (A)	11	3,940
Smurfit WestRock (A)	25	1,327
Steel Dynamics (A)	8	1,026
Vulcan Materials (A)	7	1,919
		48,575
Real Estate — 2.1%
Alexandria Real Estate Equities ‡(A)	8	779
American Tower ‡(A)	24	4,439
AvalonBay Communities ‡(A)	8	1,772
BXP ‡(A)	8	585
Camden Property Trust ‡(A)	7	796
CBRE Group, Cl A *(A)	16	2,316
CoStar Group *(A)	19	1,455
Crown Castle ‡(A)	20	1,786
Digital Realty Trust ‡(A)	16	2,622
Equinix ‡(A)	5	4,568
Equity Residential ‡(A)	18	1,271
Essex Property Trust ‡(A)	2	569
Extra Space Storage ‡(A)	10	1,540
Federal Realty Investment Trust ‡(A)	3	326
Healthpeak Properties ‡(A)	33	682
Host Hotels & Resorts ‡(A)	36	601
Invitation Homes ‡(A)	29	903
Iron Mountain ‡(A)	16	1,625
Kimco Realty ‡(A)	36	808
Mid-America Apartment Communities ‡(A)	7	1,068
Millrose Properties, Cl A *(B)	6	51
ProLogis ‡(A)	45	5,366
Public Storage ‡(A)	8	2,388

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Realty Income ‡(A)	44	$2,404
Regency Centers ‡(A)	9	647
SBA Communications, Cl A ‡(A)	7	1,383
Simon Property Group ‡(A)	16	2,782
UDR ‡(A)	16	668
Ventas ‡(A)	21	1,269
VICI Properties, Cl A ‡(A)	53	1,578
Welltower ‡(A)	28	3,821
Weyerhaeuser ‡(A)	38	1,164
		54,032
Utilities — 2.3%
AES (A)	35	385
Alliant Energy (A)	11	648
Ameren (A)	12	1,130
American Electric Power (A)	26	2,557
American Water Works (A)	9	1,122
Atmos Energy (A)	8	1,140
CenterPoint Energy (A)	33	1,075
CMS Energy (A)	16	1,056
Consolidated Edison (A)	17	1,594
Constellation Energy (A)	16	4,800
Dominion Energy (A)	43	2,390
DTE Energy (A)	10	1,199
Duke Energy (A)	37	4,144
Edison International (A)	19	1,026
Entergy (A)	20	1,622
Evergy (A)	10	642
Eversource Energy (A)	18	1,038
Exelon (A)	51	2,040
FirstEnergy (A)	27	1,075
NextEra Energy (A)	101	7,227
NiSource (A)	24	895
NRG Energy (A)	10	1,024
PG&E (A)	108	1,690
Pinnacle West Capital (A)	7	609
PPL (A)	36	1,210
Public Service Enterprise Group (A)	25	2,088
Sempra (A)	30	2,488

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Southern (A)	54	$4,533
Vistra (A)	17	2,856
WEC Energy Group (A)	16	1,588
Xcel Energy (A)	29	1,949
		58,840
TOTAL UNITED STATES		2,510,414
TOTAL COMMON STOCK (Cost $2,083,840)		2,527,311

PURCHASED OPTIONS — 0.5% (Cost $29,834)		11,687
TOTAL INVESTMENTS — 99.9% (Cost $2,113,674)		$2,538,998

WRITTEN OPTIONS— (0.0)% (Premiums Received $(3,075))		$(1,128)

Percentages are based on Net Assets of $2,541,714.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
Put Options
Mini-SPX Index	11	$664,400	$565	03/22/25	$3,377
S&P 500 Index	3	1,812,300	5,620	03/22/25	8,310

Total Purchased Options		$2,476,700			$11,687

WRITTEN OPTIONS — 0.0%
Call Options
Mini-SPX Index	(11)	$(664,400)	$650	03/22/25	$(385)

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
S&P 500 Index	(3)	(1,812,300)	6,525	03/22/25	(743)

Total Written Options		$(2,476,700)			$(1,128)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,527,260.
(B)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,527,260	$—	$51	$2,527,311
Purchased Options	11,687	—	—	11,687
Total Investments in Securities	$2,538,947	$—	$51	$2,538,998

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,128)	$—	$—	$(1,128)
Total Other Financial Instruments	$(1,128)	$—	$—	$(1,128)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA — 4.4%
Materials — 4.4%
Arcadium Lithium *	38,232	$219,452

AUSTRALIA — 6.9%
Materials — 6.9%
IGO	22,299	68,571
Lynas Rare Earths *	30,676	121,119
Pilbara Minerals *	97,343	139,651
Syrah Resources *	95,595	13,714

TOTAL AUSTRALIA		343,055
CANADA — 2.9%
Materials — 2.9%
HudBay Minerals	14,413	119,225
Lithium Americas *	7,105	21,341

TOTAL CANADA		140,566
CHILE — 6.6%
Materials — 6.6%
Antofagasta PLC	7,914	169,628
Lundin Mining	19,942	158,076

TOTAL CHILE		327,704
CHINA — 35.0%
Industrials — 12.4%
Eve Energy, Cl A	40,500	236,109
Fangda Carbon New Material, Cl A	91,400	56,907
GEM, Cl A	169,000	147,172
Zhejiang Huayou Cobalt, Cl A	44,030	176,439
		616,627
Materials — 22.6%
China Nonferrous Mining	47,800	31,226
China Northern Rare Earth Group High-Tech, Cl A	78,100	225,459
China Rare Earth Resources And Technology, Cl A	21,100	79,836

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
KBC, Cl A *	6,599	$17,321
MMG *	218,420	71,483
Nanjing Hanrui Cobalt, Cl A	7,800	34,851
Shenghe Resources Holding, Cl A	41,600	60,816
Sinofibers Technology, Cl A	9,900	38,436
Sinomine Resource Group, Cl A	21,900	113,738
Tongling Nonferrous Metals Group, Cl A	242,600	108,794
Weihai Guangwei Composites, Cl A	16,960	70,824
Western Mining, Cl A	55,500	132,665
Xiangtan Electrochemical Scientific, Cl A	14,600	20,183
Youngy, Cl A	6,900	28,927
Yunnan Chihong Zinc&Germanium, Cl A	108,400	82,358
		1,116,917
TOTAL CHINA		1,733,544
FRANCE — 0.7%
Industrials — 0.3%
Mersen	796	18,080

Materials — 0.4%
Eramet	324	18,205

TOTAL FRANCE		36,285
INDONESIA — 0.6%
Materials — 0.6%
Nickel Industries	65,730	31,364

JAPAN — 4.6%
Industrials — 0.3%
Nippon Carbon	454	12,651

Materials — 4.3%
Nippon Denko	6,688	12,093
Sumitomo Metal Mining	7,083	164,119
Tokai Carbon	6,936	38,835
		215,047
TOTAL JAPAN		227,698

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 3.4%
Materials — 3.4%
Southern Copper	1,846	$169,131

SOUTH AFRICA — 13.8%
Materials — 13.8%
African Rainbow Minerals	3,981	34,509
Anglo American Platinum	2,127	74,846
Anglo American PLC	6,625	195,959
Impala Platinum Holdings *	33,854	186,134
Northam Platinum Holdings	13,112	88,947
Sibanye Stillwater *	105,933	102,131

TOTAL SOUTH AFRICA		682,526
SWEDEN — 3.9%
Materials — 3.9%
Boliden	6,360	191,731

TÜRKIYE — 0.2%
Industrials — 0.2%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret	20,200	10,276

UNITED STATES — 13.2%
Industrials — 4.5%
GrafTech International *	16,808	25,212
Hexcel	3,009	196,187
		221,399
Materials — 8.7%
Albemarle	2,146	180,672
Freeport-McMoRan	4,231	151,681
MP Materials *	4,542	99,742
		432,095
TOTAL UNITED STATES		653,494

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
ZAMBIA — 3.7%
Materials — 3.7%
First Quantum Minerals *	14,556	$182,823

TOTAL COMMON STOCK (Cost $6,212,046)		4,949,649
TOTAL INVESTMENTS — 99.9% (Cost $6,212,046)		$4,949,649

Percentages are based on Net Assets of $4,952,696.

*	Non-income producing security.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,094,975	$854,674	$—	$4,949,649
Total Investments in Securities	$4,094,975	$854,674	$—	$4,949,649

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA — 0.3%
Consumer Discretionary — 0.1%
Despegar.com *	34,963	$671,989

Materials — 0.2%
Arcadium Lithium *	617,758	3,545,931

TOTAL ARGENTINA		4,217,920
AUSTRALIA — 0.0%
Materials — 0.0%
Metals Acquisition, Cl A *	30,693	316,752

AUSTRIA — 0.0%
Materials — 0.0%
Critical Metals * (A)	4,303	33,219

BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	57,231	1,222,454

BERMUDA — 0.1%
Energy — 0.0%
Teekay	31,092	221,997

Financials — 0.1%
Bank of NT Butterfield & Son	25,271	927,193
Hamilton Insurance Group, Cl B *	22,551	431,401
		1,358,594
Industrials — 0.0%
Himalaya Shipping	17,093	82,559

TOTAL BERMUDA		1,663,150
BRAZIL — 0.1%
Financials — 0.1%
Pagseguro Digital, Cl A *	107,310	799,460

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
StoneCo, Cl A *	163,082	$1,495,462

TOTAL BRAZIL		2,294,922
CAMEROON — 0.2%
Energy — 0.2%
Golar LNG	56,407	2,298,585

CANADA — 0.5%
Consumer Staples — 0.0%
SunOpta *	53,637	393,159

Energy — 0.1%
Encore Energy * (A)	103,450	342,420
Teekay Tankers, Cl A	13,669	573,004
		915,424
Financials — 0.0%
Kingsway Financial Services *	7,488	60,653

Health Care — 0.0%
Aurinia Pharmaceuticals *	76,400	607,380
Fennec Pharmaceuticals *	13,458	87,477
		694,857
Industrials — 0.0%
Brookfield Business, Cl A	14,792	353,085

Information Technology — 0.1%
D-Wave Quantum * (A)	56,199	333,822
Hut 8 *	46,137	1,000,712
		1,334,534
Materials — 0.1%
i-80 Gold * (A)	181,295	102,667
Novagold Resources *	138,956	434,932
SSR Mining *	115,527	927,682
		1,465,281

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.0%
Real Brokerage *	56,991	$291,794

Utilities — 0.2%
Brookfield Infrastructure, Cl A	68,404	2,853,815

TOTAL CANADA		8,362,602
CAYMAN ISLANDS — 0.0%
Consumer Discretionary — 0.0%
Livewire Group * (A)	10,426	32,842

Financials — 0.0%
Patria Investments, Cl A	31,626	376,033

TOTAL CAYMAN ISLANDS		408,875
CHINA — 0.0%
Information Technology — 0.0%
indie Semiconductor, Cl A *	93,451	383,149

GERMANY — 0.0%
Materials — 0.0%
Orion	32,798	457,532

GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	266,339	846,958

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global * (A)	3,154	30,310

GUERNSEY — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC	85,375	690,684

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 0.0%
Consumer Discretionary — 0.0%
GigaCloud Technology, Cl A * (A)	13,520	$288,246

INDIA — 0.1%
Industrials — 0.1%
WNS Holdings *	24,465	1,498,481

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	23,625	280,429

Health Care — 0.0%
Prothena *	24,223	344,693

Industrials — 0.1%
Cimpress *	9,722	646,319

TOTAL IRELAND		1,271,441
ISLE OF MAN — 0.0%
Materials — 0.0%
Lifezone Metals * (A)	21,115	123,523

ISRAEL — 0.1%
Communication Services — 0.0%
Innovid *	61,180	190,270

Health Care — 0.0%
MediWound * (A)	4,459	87,307
Nano-X Imaging, Cl X * (A)	31,090	226,335
		313,642
Information Technology — 0.1%
Sapiens International	17,536	479,785

TOTAL ISRAEL		983,697

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	9,861	$138,942

MEXICO — 0.0%
Energy — 0.0%
Borr Drilling	135,067	468,683

MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	25,384	1,208,786

Industrials — 0.0%
Costamare	24,624	287,116
Safe Bulkers	34,611	122,869
		409,985
TOTAL MONACO		1,618,771
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG (A)	17,396	443,772
Seadrill *	39,588	1,431,502
SFL, Cl B	74,334	784,224
		2,659,498
Industrials — 0.0%
Freyr Battery * (A)	63,877	120,089
Golden Ocean Group	69,330	641,302
		761,391
TOTAL NORWAY		3,420,889
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	15,589	588,952

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
PUERTO RICO — 0.3%
Communication Services — 0.0%
Liberty Latin America, Cl A *	17,923	$110,764
Liberty Latin America, Cl C *	73,853	452,719
		563,483
Financials — 0.3%
EVERTEC	36,735	1,192,786
First BanCorp	92,236	1,914,819
OFG Bancorp	26,197	1,118,874
		4,226,479
TOTAL PUERTO RICO		4,789,962
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	13,987	249,528

Information Technology — 0.1%
Kulicke & Soffa Industries	30,237	1,341,011

TOTAL SINGAPORE		1,590,539
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	9,360	87,890

SOUTH KOREA — 0.0%
Communication Services — 0.0%
Webtoon Entertainment * (A)	8,662	110,440

Health Care — 0.0%
Artiva Biotherapeutics * (A)	8,049	40,889

TOTAL SOUTH KOREA		151,329
SWEDEN — 0.1%
Financials — 0.1%
SiriusPoint *	53,513	779,149

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 0.0%
Health Care — 0.0%
ADC Therapeutics * (A)	46,572	$78,241

THAILAND — 0.3%
Energy — 0.0%
BKV * (A)	8,136	199,332

Information Technology — 0.3%
Fabrinet *	20,777	4,492,195

TOTAL THAILAND		4,691,527
UNITED KINGDOM — 0.1%
Financials — 0.1%
Fidelis Insurance Holdings	29,211	481,982

Health Care — 0.0%
Zura Bio, Cl A * (A)	25,506	47,951

Industrials — 0.0%
Luxfer Holdings	15,129	214,075

TOTAL UNITED KINGDOM		744,008
UNITED STATES — 96.8%
Communication Services — 2.5%
Advantage Solutions *	60,337	159,290
AMC Entertainment Holdings, Cl A *	198,619	617,705
AMC Networks, Cl A *	18,341	176,624
Anterix *	5,827	166,477
AST SpaceMobile, Cl A * (A)	76,335	1,545,020
Atlanta Braves Holdings, Cl A *	5,833	249,011
Atlanta Braves Holdings, Cl C *	28,569	1,107,049
ATN International	5,900	91,745
Bandwidth, Cl A *	14,201	252,352
Boston Omaha, Cl A *	14,163	205,930
Bumble, Cl A *	54,736	443,909
Cable One	3,214	977,088
Cardlytics *	23,071	70,597
Cargurus, Cl A *	49,430	1,937,656

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Cars.com *	37,522	$672,394
Cinemark Holdings *	62,899	1,800,798
Clear Channel Outdoor Holdings, Cl A *	202,376	275,231
Cogent Communications Holdings	25,098	1,890,883
EchoStar, Cl A *	69,361	1,918,525
Emerald Holding	8,659	38,966
Entravision Communications, Cl A	35,813	76,998
Eventbrite, Cl A *	45,296	143,588
EverQuote, Cl A *	14,399	290,860
EW Scripps, Cl A *	35,813	67,329
fuboTV *	182,813	738,565
Gannett *	80,866	365,514
Getty Images Holdings * (A)	57,628	146,951
Globalstar *	415,288	635,391
Gogo *	36,905	311,478
Golden Matrix Group *	11,743	20,257
Gray Television	49,162	183,866
Ibotta, Cl A * (A)	8,889	644,453
IDT, Cl B	8,785	414,476
iHeartMedia, Cl A *	60,394	134,075
IMAX *	24,423	575,162
Integral Ad Science Holding *	41,567	436,869
John Wiley & Sons, Cl A	22,726	930,175
Lions Gate Entertainment, Cl A *	33,940	266,429
Lions Gate Entertainment, Cl B *	70,922	497,873
LiveOne *	42,996	62,344
Lumen Technologies *	577,052	2,850,637
Madison Square Garden Entertainment, Cl A *	22,512	818,086
Magnite *	71,662	1,232,586
Marcus	13,241	266,409
MediaAlpha, Cl A *	17,111	194,894
National CineMedia *	39,488	260,226
Nextdoor Holdings *	98,140	257,127
Outbrain *	22,194	133,386
Playstudios *	51,040	89,320
PubMatic, Cl A *	23,829	360,295
QuinStreet *	30,636	724,848
Reservoir Media *	11,232	93,338
Scholastic	13,235	256,891

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Shenandoah Telecommunications	27,748	$299,678
Shutterstock (A)	13,823	408,055
Sinclair	18,322	268,417
Sphere Entertainment *	15,457	720,296
Spok Holdings	10,514	169,065
Stagwell, Cl A *	49,000	305,760
System1 *	13,427	8,784
TEGNA	94,348	1,719,021
Telephone and Data Systems	56,213	1,987,130
Thryv Holdings *	21,187	370,984
Toro Combineco *	14,878	253,372
Townsquare Media, Cl A	7,488	66,493
TrueCar *	49,225	169,334
Vimeo *	82,620	554,380
Vivid Seats, Cl A * (A)	43,979	189,110
WideOpenWest *	28,852	123,198
Yelp, Cl A *	36,852	1,471,869
Ziff Davis *	25,140	1,354,795
ZipRecruiter, Cl A *	40,900	281,392
		39,799,079
Consumer Discretionary — 9.4%
1-800-Flowers.com, Cl A *	14,495	116,395
1stdibs.com *	14,773	57,467
Abercrombie & Fitch, Cl A *	28,657	3,421,073
Academy Sports & Outdoors	39,259	2,053,638
Accel Entertainment, Cl A *	29,434	331,721
Acushnet Holdings	16,118	1,052,828
Adient *	49,461	862,105
Adtalem Global Education *	21,363	2,288,618
aka Brands Holding *	381	6,081
A-Mark Precious Metals	10,054	283,221
American Axle & Manufacturing Holdings *	65,503	342,581
American Eagle Outfitters	101,241	1,634,030
American Public Education *	9,006	199,663
America’s Car-Mart *	4,059	197,633
Arhaus, Cl A	29,186	358,404
Arko	45,862	324,244
Asbury Automotive Group *	11,211	3,326,079

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bally’s *	13,726	$249,539
BARK *	73,983	138,348
Beazer Homes USA *	16,598	367,812
Beyond *	26,453	219,295
Biglari Holdings, Cl B *	402	93,268
BJ’s Restaurants *	10,786	390,345
Bloomin’ Brands	43,823	550,417
Boot Barn Holdings *	16,869	2,713,379
Brinker International *	25,124	4,571,814
Buckle	17,586	837,269
Build-A-Bear Workshop, Cl A	7,085	299,979
Caleres	19,470	356,885
Camping World Holdings, Cl A	31,974	738,280
Carriage Services, Cl A	7,786	318,837
Cavco Industries *	4,715	2,398,238
Century Communities	15,918	1,215,817
Cheesecake Factory	27,506	1,544,462
Chegg *	56,997	87,775
Citi Trends *	3,655	94,664
Clarus	17,700	86,022
Cooper-Standard Holdings *	9,739	150,175
Coursera *	78,386	604,356
Cracker Barrel Old Country Store	12,606	819,138
Cricut, Cl A	27,125	145,661
Dana	74,340	1,184,980
Dave & Buster’s Entertainment *	18,427	489,421
Denny’s *	28,868	182,734
Designer Brands, Cl A	22,846	114,915
Destination XL Group *	30,769	83,692
Dine Brands Global	8,749	265,795
Dorman Products *	14,735	1,934,411
Dream Finders Homes, Cl A *	15,934	367,597
El Pollo Loco Holdings *	14,587	173,148
Escalade	5,732	84,948
Ethan Allen Interiors	13,020	403,880
European Wax Center, Cl A *	18,948	127,899
Everi Holdings *	46,152	629,513
EVgo, Cl A *	57,892	200,885
Figs, Cl A *	74,027	421,214

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
First Watch Restaurant Group *	17,289	$362,723
Flexsteel Industries	2,666	131,514
Foot Locker *	47,516	952,696
Fox Factory Holding *	24,067	657,510
Frontdoor *	43,902	2,628,852
Full House Resorts *	18,965	101,842
Funko, Cl A *	17,803	249,242
Genesco *	5,975	248,859
Gentherm *	17,507	667,892
G-III Apparel Group *	22,236	694,208
Global Business Travel Group I *	71,418	629,907
Golden Entertainment	11,211	367,048
Goodyear Tire & Rubber *	162,332	1,439,885
GoPro, Cl A *	71,316	69,326
Graham Holdings, Cl B	1,818	1,688,595
Green Brick Partners *	17,718	1,071,407
Group 1 Automotive	7,547	3,445,130
Groupon, Cl A * (A)	13,263	138,864
GrowGeneration *	31,891	44,647
Hamilton Beach Brands Holding, Cl A	4,662	79,767
Hanesbrands *	201,337	1,634,856
Haverty Furniture	8,257	185,205
Helen of Troy *	12,984	802,152
Hilton Grand Vacations *	40,735	1,678,282
Holley *	26,741	81,560
Hooker Furnishings	6,059	77,131
Hovnanian Enterprises, Cl A *	2,827	374,267
Inspired Entertainment *	12,559	126,469
Installed Building Products	13,660	2,716,154
International Game Technology	64,799	1,102,879
iRobot *	16,336	125,624
J Jill	3,393	92,697
Jack in the Box	10,922	428,033
JAKKS Pacific *	4,577	137,676
Johnson Outdoors, Cl A	2,760	89,424
KB Home	37,061	2,486,793
KinderCare Learning * (A)	15,804	327,775
Kontoor Brands	31,383	2,882,529
Krispy Kreme	48,739	442,063

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Kura Sushi USA, Cl A *	3,374	$269,920
Lands’ End *	8,137	101,306
Landsea Homes *	10,352	85,922
Laureate Education, Cl A *	74,211	1,389,230
La-Z-Boy, Cl Z	24,095	1,137,284
LCI Industries	14,132	1,480,892
Legacy Housing *	6,431	164,955
Leslie’s *	102,403	206,854
LGI Homes *	11,895	1,061,986
Life Time Group Holdings *	35,248	1,021,840
Lifetime Brands	7,248	46,967
Lincoln Educational Services *	14,992	244,669
Lindblad Expeditions Holdings *	20,316	258,420
Lovesac *	8,084	206,627
Luminar Technologies, Cl A * (A)	12,796	73,577
M/I Homes *	15,183	1,910,021
Malibu Boats, Cl A *	11,111	425,440
Marine Products	5,033	47,260
MarineMax *	12,389	376,130
MasterCraft Boat Holdings *	9,333	169,954
Meritage Homes	40,926	3,186,908
Mister Car Wash *	53,853	431,901
Modine Manufacturing *	29,426	2,985,268
Monarch Casino & Resort	7,310	623,835
Monro	17,015	334,175
Movado Group	8,671	165,790
Nathan’s Famous	1,615	130,670
National Vision Holdings *	44,359	505,693
Nerdy *	41,874	76,211
ODP *	18,579	419,885
ONE Group Hospitality *	11,937	44,764
OneWater Marine, Cl A *	6,863	124,014
Oxford Industries	8,440	707,778
Papa John’s International	18,928	748,981
Patrick Industries	18,471	1,794,273
Peloton Interactive, Cl A *	200,719	1,555,572
Perdoceo Education	37,308	1,073,724
Petco Health & Wellness, Cl A *	48,416	165,583
Phinia	23,824	1,212,403

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PlayAGS *	22,097	$266,048
Portillo’s, Cl A *	30,776	428,094
Potbelly *	15,881	197,083
Purple Innovation, Cl A *	32,318	35,873
Qurate Retail, Cl B *	552	1,159
RCI Hospitality Holdings	4,751	263,871
RealReal *	57,001	543,790
Red Rock Resorts, Cl A	28,022	1,374,479
Revolve Group, Cl A *	21,833	689,486
Rocky Brands	4,170	104,417
RumbleON, Cl B * (A)	9,463	41,164
Rush Street Interactive *	43,318	631,576
Sabre *	217,646	729,114
Sally Beauty Holdings *	58,635	637,362
Savers Value Village *	13,432	149,632
Shake Shack, Cl A *	21,675	2,560,468
Shoe Carnival	10,183	275,552
Signet Jewelers	24,094	1,427,088
Six Flags Entertainment	52,895	2,332,141
Skyline Champion *	30,582	2,823,636
Sleep Number *	12,416	221,998
Solid Power * (A)	87,708	121,914
Solo Brands, Cl A *	16,117	15,795
Sonic Automotive, Cl A	8,380	622,215
Sonos *	68,579	945,704
Standard Motor Products	11,914	369,572
Steven Madden	41,318	1,696,104
Stitch Fix, Cl A *	57,343	270,086
Stoneridge *	15,691	81,122
Strategic Education	12,645	1,242,118
Stride *	24,271	3,274,158
Superior Group	7,449	112,405
Sweetgreen, Cl A *	57,083	1,879,172
Target Hospitality *	18,965	182,633
Taylor Morrison Home, Cl A *	58,334	3,760,210
ThredUp, Cl A *	45,721	100,129
Tile Shop Holdings *	16,325	123,091
Tilly’s, Cl A *	8,491	36,766
Topgolf Callaway Brands *	80,808	635,151

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Torrid Holdings * (A)	11,203	$79,093
Traeger *	20,592	50,244
Tri Pointe Homes *	52,541	1,936,661
Udemy *	51,730	386,940
United Homes Group *	3,022	12,541
United Parks & Resorts *	18,608	978,036
Universal Technical Institute *	22,498	617,120
Upbound Group, Cl A	30,549	896,308
Urban Outfitters *	36,115	2,001,493
Vacasa, Cl A * (A)	5,394	27,078
Vera Bradley *	13,986	52,308
Victoria’s Secret *	44,726	1,626,237
Visteon *	15,546	1,306,797
Warby Parker, Cl A *	50,451	1,397,997
Weyco Group	3,481	124,411
Winmark	1,661	647,109
Winnebago Industries	16,102	769,676
Wolverine World Wide	45,211	1,009,562
XPEL *	14,391	603,415
Xponential Fitness, Cl A *	13,776	230,472
Zumiez *	8,755	139,730
		147,036,357
Consumer Staples — 2.7%
Alico	4,093	126,433
Andersons	18,581	757,176
B&G Foods	44,513	288,444
Beauty Health *	42,618	71,172
Beyond Meat * (A)	34,369	136,101
BRC, Cl A *	30,371	82,305
Calavo Growers	9,605	219,858
Cal-Maine Foods	23,370	2,521,623
Central Garden & Pet *	5,508	200,987
Central Garden & Pet, Cl A *	29,712	926,717
Chefs’ Warehouse *	19,927	1,073,268
Dole	42,762	582,418
Edgewell Personal Care	27,665	921,244
Fresh Del Monte Produce	19,233	586,414
Guardian Pharmacy Services, Cl A * (A)	4,839	110,378

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hain Celestial Group *	51,101	$258,571
Herbalife *	57,507	313,988
HF Foods Group *	22,811	60,677
Honest *	46,760	299,732
Ingles Markets, Cl A	8,242	545,785
Inter Parfums	10,384	1,464,352
Ispire Technology * (A)	11,048	52,699
J & J Snack Foods	8,692	1,192,803
John B Sanfilippo & Son	5,108	369,513
Lancaster Colony	11,149	1,881,282
Lifeway Foods *	2,547	58,683
Limoneira	9,514	219,393
Mama’s Creations *	18,915	145,646
Medifast *	6,221	97,670
MGP Ingredients	8,066	291,425
Mission Produce *	24,761	294,408
National Beverage	13,369	562,166
Natural Grocers by Vitamin Cottage	5,372	233,897
Nature’s Sunshine Products *	7,220	100,430
Nu Skin Enterprises, Cl A	28,494	186,636
Olaplex Holdings *	79,591	124,162
PriceSmart	14,285	1,299,506
Primo Brands	89,998	2,913,235
Seneca Foods, Cl A *	2,661	194,014
Simply Good Foods *	52,027	1,977,026
SpartanNash	19,220	350,381
Sprouts Farmers Market *	57,400	9,088,716
TreeHouse Foods *	26,868	927,483
Turning Point Brands	9,751	621,529
United Natural Foods *	33,452	994,862
Universal	13,682	726,788
USANA Health Sciences *	6,493	211,477
Utz Brands	37,322	498,622
Veru *	75,833	42,140
Village Super Market, Cl A	5,015	171,062
Vita Coco *	22,345	836,597
Vital Farms *	18,971	832,353
Waldencast, Cl A * (A)	14,037	48,568
WD-40	7,761	1,823,447

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Weis Markets	9,380	$633,713
Westrock Coffee * (A)	19,311	134,405
WK Kellogg	37,380	620,134
		42,304,514
Energy — 4.4%
Aemetis * (A)	21,104	48,750
Amplify Energy *	22,526	120,289
Archrock	95,119	2,671,893
Atlas Energy Solutions, Cl A (A)	38,674	887,955
Berry	44,019	191,923
Bristow Group *	13,999	467,147
Cactus, Cl A	37,994	2,268,622
California Resources	39,313	1,934,200
Centrus Energy, Cl A *(B)	8,232	677,494
ChampionX	108,759	3,114,858
Clean Energy Fuels *	97,794	323,698
CNX Resources *	83,187	2,277,660
Comstock Resources *	52,599	976,237
CONSOL Energy	29,951	2,705,773
Core Laboratories	26,753	453,998
Crescent Energy, Cl A	92,590	1,394,405
CVR Energy (A)	19,465	368,862
Delek US Holdings	36,128	645,246
DHT Holdings	76,819	869,591
Diversified Energy (A)	26,778	426,841
DMC Global *	11,232	91,429
Dorian LPG	20,713	497,941
Drilling Tools International *	6,773	21,538
Empire Petroleum *	8,730	51,071
Energy Fuels * (A)(B)	106,401	564,989
Evolution Petroleum	17,560	93,244
Excelerate Energy, Cl A	9,749	291,203
Expro Group Holdings *	53,884	680,555
Forum Energy Technologies *	6,733	122,002
FutureFuel	15,225	83,129
Geospace Technologies *	6,937	63,057
Granite Ridge Resources	30,261	187,316
Green Plains *	36,533	326,240

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Gulfport Energy *	7,379	$1,317,225
Hallador Energy *	14,585	156,497
Helix Energy Solutions Group *	82,017	657,776
Helmerich & Payne	55,081	1,740,009
HighPeak Energy (A)	8,344	113,729
Innovex International *	19,648	306,116
International Seaways	23,215	904,224
Kinetik Holdings, Cl A	21,791	1,403,994
Kodiak Gas Services	18,537	867,161
Liberty Energy, Cl A	90,212	1,651,782
Magnolia Oil & Gas, Cl A	98,709	2,339,403
Mammoth Energy Services *	13,986	41,818
Murphy Oil	81,768	2,177,482
Nabors Industries *	5,239	299,776
NACCO Industries, Cl A	2,394	75,722
Natural Gas Services Group *	6,131	160,448
Newpark Resources *	47,509	328,762
NextDecade *	65,877	558,637
Noble	78,704	2,522,463
Northern Oil & Gas	56,533	2,032,361
Oceaneering International *	57,587	1,431,037
Oil States International *	34,379	174,645
Par Pacific Holdings *	30,913	516,865
Patterson-UTI Energy	221,745	1,789,482
PBF Energy, Cl A	57,178	1,673,028
Peabody Energy	72,075	1,308,161
Prairie Operating * (A)	2,463	21,428
PrimeEnergy Resources *	385	83,892
ProFrac Holding, Cl A * (A)	12,772	92,852
ProPetro Holding *	49,360	438,317
Ranger Energy Services, Cl A	8,970	147,018
REX American Resources *	8,781	366,343
Riley Exploration Permian	6,473	214,580
Ring Energy *	84,985	110,481
RPC	48,422	296,827
Sable Offshore * (A)	28,752	716,787
SandRidge Energy	18,389	217,910
SEACOR Marine Holdings *	14,017	95,035
Select Water Solutions, Cl A	51,923	649,038

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Sitio Royalties, Cl A	45,973	$925,896
SM Energy	65,216	2,475,599
Solaris Oilfield Infrastructure, Cl A	14,324	390,902
Talos Energy *	82,507	818,469
TETRA Technologies *	71,919	298,464
Tidewater *	27,789	1,531,452
Transocean *	415,544	1,628,933
Uranium Energy *(B)	227,305	1,604,773
Ur-Energy *(B)	200,376	210,395
VAALCO Energy	59,862	245,434
Valaris *	35,124	1,683,845
Verde Clean Fuels *	1,880	6,918
Vital Energy *	16,296	519,842
Vitesse Energy	14,248	368,738
W&T Offshore	56,601	88,298
World Kinect	32,511	919,086
		69,615,311
Financials — 18.4%
1st Source	10,456	655,800
Acacia Research *	21,705	94,634
ACNB	4,714	193,745
AFC Gamma ‡	9,609	78,217
Alerus Financial	12,888	272,452
AlTi Global *	19,335	75,213
Amalgamated Financial	10,198	356,318
Ambac Financial Group *	25,837	300,484
Amerant Bancorp, Cl A	21,050	488,360
American Coastal Insurance	13,855	168,892
Ameris Bancorp	37,520	2,463,188
AMERISAFE	10,854	542,917
Ames National	5,059	91,720
Angel Oak Mortgage REIT ‡	6,823	69,731
Apollo Commercial Real Estate Finance ‡	78,853	698,638
Arbor Realty Trust ‡ (A)	104,930	1,405,013
Ares Commercial Real Estate ‡	30,729	173,926
ARMOUR Residential REIT ‡	31,913	600,603
Arrow Financial	9,416	250,560
Artisan Partners Asset Management, Cl A	35,893	1,604,058

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Associated Banc-Corp	92,143	$2,316,475
Atlantic Union Bankshares	50,968	1,925,061
Atlanticus Holdings *	3,139	186,676
AvidXchange Holdings *	98,975	1,049,135
Axos Financial *	31,146	2,178,040
B Riley Financial (A)	11,757	54,141
Baldwin Insurance Group, Cl A *	37,899	1,551,964
Banc of California	79,168	1,268,271
BancFirst	11,351	1,351,677
Bancorp *	26,695	1,629,997
Bank First	5,512	557,704
Bank of Hawaii	22,271	1,659,412
Bank of Marin Bancorp	9,013	227,759
Bank7	2,295	98,593
BankUnited	42,494	1,746,928
Bankwell Financial Group	3,744	116,738
Banner	19,553	1,381,811
Bar Harbor Bankshares	8,565	271,339
BayCom	5,965	166,960
BCB Bancorp	8,589	93,019
Berkshire Hills Bancorp	24,434	718,604
BGC Group, Cl A	207,611	1,980,609
Bit Digital *	68,660	216,279
Blackstone Mortgage Trust, Cl A ‡ (A)	98,943	1,780,974
Blue Foundry Bancorp *	11,458	111,715
Bowhead Specialty Holdings *	6,595	213,216
Bread Financial Holdings	28,335	1,794,456
Bridgewater Bancshares *	11,446	161,618
Brightsphere Investment Group	15,377	383,195
BrightSpire Capital, Cl A ‡	73,593	414,329
Brookline Bancorp	50,195	613,885
Burford Capital	114,162	1,602,834
Burke & Herbert Financial Services	7,719	496,409
Business First Bancshares	13,735	370,708
Byline Bancorp	17,741	520,521
Cadence Bank	103,789	3,653,373
Camden National	8,274	375,309
Cannae Holdings	32,096	634,217
Cantaloupe *	33,452	272,299

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital Bancorp	5,298	$164,344
Capital City Bank Group	7,856	289,808
Capitol Federal Financial	70,682	420,558
Carter Bankshares *	13,104	230,892
Cass Information Systems	7,718	317,904
Cathay General Bancorp	39,679	1,884,356
Central Pacific Financial	15,197	454,238
Chemung Financial	1,872	94,630
Chicago Atlantic Real Estate Finance ‡	9,752	149,888
Chimera Investment ‡	45,831	682,424
ChoiceOne Financial Services	4,798	160,781
Cipher Mining *	115,247	660,365
Citizens & Northern	8,558	182,542
Citizens Financial Services	2,602	159,346
City Holding	8,257	975,399
Civista Bancshares	8,810	194,349
Claros Mortgage Trust ‡	49,503	163,360
Cleanspark * (A)	141,798	1,480,371
CNB Financial	11,739	296,997
CNO Financial Group	60,028	2,397,518
Coastal Financial *	6,467	576,727
Cohen & Steers	15,669	1,388,743
Colony Bankcorp	9,529	160,564
Columbia Financial *	15,700	232,203
Community Financial System	29,813	1,953,646
Community Trust Bancorp	8,751	468,266
Community West Bancshares	9,751	190,047
Compass Diversified Holdings	37,949	806,416
ConnectOne Bancorp	20,647	523,195
Consumer Portfolio Services *	4,895	58,055
Crawford, Cl A	8,694	104,415
CrossFirst Bankshares *	25,860	419,966
Customers Bancorp *	16,859	960,626
CVB Financial	75,495	1,573,316
Dave *	4,512	432,340
Diamond Hill Investment Group	1,505	225,810
DigitalBridge Group	90,536	993,180
Dime Community Bancshares	20,200	630,846
Donegal Group, Cl A	8,902	132,017

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Donnelley Financial Solutions *	14,694	$975,241
Dynex Capital ‡	44,922	596,115
Eagle Bancorp	16,821	440,878
Eastern Bankshares	109,977	2,019,178
Ellington Financial ‡	48,011	603,018
Employers Holdings	14,057	691,042
Enact Holdings	16,392	553,722
Encore Capital Group *	13,333	659,983
Enova International *	14,521	1,630,999
Enstar Group *	7,219	2,360,541
Enterprise Bancorp	5,689	240,815
Enterprise Financial Services	21,088	1,261,906
Equity Bancshares, Cl A	8,168	356,125
Esquire Financial Holdings	4,026	359,804
ESSA Bancorp	4,836	101,121
Essent Group	59,492	3,465,409
F&G Annuities & Life	10,595	486,416
Farmers & Merchants Bancorp	7,291	198,096
Farmers National Banc	20,740	285,382
FB Financial	20,241	1,068,927
Federal Agricultural Mortgage, Cl C	5,208	1,030,038
Fidelity D&D Bancorp	2,704	121,139
Financial Institutions	8,726	230,105
First Bancorp	6,182	159,743
First Bancorp	22,801	1,006,208
First Bancshares	17,306	663,685
First Bank	12,110	184,193
First Busey	30,327	736,340
First Business Financial Services	4,483	231,592
First Commonwealth Financial	57,597	960,718
First Community Bankshares	9,660	418,954
First Financial	6,517	314,054
First Financial Bancorp	53,807	1,507,672
First Financial Bankshares	74,176	2,763,798
First Financial Northwest	4,000	84,560
First Foundation	36,019	185,498
First Internet Bancorp	4,622	150,539
First Interstate BancSystem, Cl A	45,212	1,489,735
First Merchants	33,224	1,476,475

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Mid Bancshares	13,030	$494,228
First of Long Island	12,295	159,835
First Western Financial *	4,722	99,634
FirstCash Holdings	21,949	2,395,733
Five Star Bancorp	9,524	289,625
Flushing Financial	15,831	220,842
Flywire *	68,799	1,329,885
Forge Global Holdings *	66,000	50,820
Franklin BSP Realty Trust ‡	46,783	595,548
FS Bancorp	3,828	154,804
Fulton Financial	103,487	2,104,926
FVCBankcorp *	9,360	112,975
GCM Grosvenor	24,270	328,130
Genworth Financial, Cl A *	245,324	1,773,693
German American Bancorp	16,239	671,158
Glacier Bancorp	64,949	3,226,017
GoHealth, Cl A *	2,603	42,429
Goosehead Insurance, Cl A	12,805	1,372,312
Granite Point Mortgage Trust ‡	28,692	81,485
Great Southern Bancorp	4,910	288,659
Green Dot, Cl A *	30,494	270,482
Greene County Bancorp	4,032	106,848
Greenlight Capital Re, Cl A *	15,869	214,231
Guaranty Bancshares	4,489	184,543
HA Sustainable Infrastructure Capital	65,818	1,843,562
Hamilton Lane, Cl A	21,896	3,485,405
Hancock Whitney	49,465	2,955,039
Hanmi Financial	17,132	411,511
HarborOne Bancorp	21,958	238,683
HBT Financial	7,303	177,609
HCI Group	4,708	574,046
Heartland Financial USA	24,162	1,562,557
Heritage Commerce	33,958	329,053
Heritage Financial	19,201	493,466
Heritage Insurance Holdings *	13,089	144,110
Hilltop Holdings	26,514	800,193
Hingham Institution For Savings (A)	888	226,662
Hippo Holdings *	11,408	319,424
Home Bancorp	4,007	201,151

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Home BancShares	106,219	$3,206,752
HomeStreet *	10,522	105,957
HomeTrust Bancshares	8,395	308,684
Hope Bancorp	66,005	769,618
Horace Mann Educators	23,411	904,367
Horizon Bancorp	24,693	414,595
Independent Bank	24,190	1,624,600
Independent Bank	11,364	413,650
International Bancshares	30,820	2,030,730
International Money Express *	18,066	341,628
Invesco Mortgage Capital ‡	31,312	264,900
Investar Holding	5,308	101,224
Investors Title	782	176,224
Jackson Financial, Cl A	42,728	4,026,687
James River Group Holdings	21,052	100,629
John Marshall Bancorp	7,170	135,585
Kearny Financial	31,376	216,494
KKR Real Estate Finance Trust ‡	33,492	334,250
Ladder Capital, Cl A ‡	64,609	724,267
Lakeland Financial	14,168	963,991
LCNB	7,304	112,920
Lemonade *	29,642	985,300
LendingClub *	62,846	847,793
LendingTree *	5,735	257,674
LINKBANCORP	12,689	89,711
Live Oak Bancshares	19,736	700,431
Maiden Holdings *	50,461	50,966
MarketWise	22,185	12,315
Marqeta, Cl A *	270,090	1,039,846
MBIA	25,198	179,158
Medallion Financial	10,744	96,159
Mercantile Bank	8,988	438,704
Merchants Bancorp	10,304	432,047
Mercury General	15,251	760,110
Metrocity Bankshares	10,513	324,431
Metropolitan Bank Holding *	6,026	386,447
MFA Financial ‡	58,322	612,381
Mid Penn Bancorp	8,575	258,279
Middlefield Banc	4,189	108,537

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Midland States Bancorp	11,714	$225,612
MidWestOne Financial Group	10,553	333,791
Moelis, Cl A	40,287	3,154,069
Moneylion *	4,909	426,985
Mortgage Investment Trust ‡	16,497	113,334
Mr Cooper Group *	35,970	3,734,046
MVB Financial	6,585	128,473
National Bank Holdings, Cl A	21,011	906,204
National Bankshares	3,313	97,369
Navient	44,102	602,874
NB Bancorp *	22,178	424,930
NBT Bancorp	26,221	1,248,906
NCR Atleos *	41,102	1,309,510
Nelnet, Cl A	8,096	891,936
NerdWallet, Cl A *	19,889	284,015
New York Community Bancorp	144,474	1,709,127
New York Mortgage Trust ‡	51,997	313,542
NewtekOne	13,822	183,556
Nexpoint Real Estate Finance ‡	4,721	72,751
NI Holdings *	4,468	67,467
Nicolet Bankshares	7,625	854,991
NMI Holdings, Cl A *	44,704	1,726,468
Northeast Bank	3,986	403,383
Northeast Community Bancorp	7,076	175,485
Northfield Bancorp	21,610	252,189
Northrim BanCorp	3,030	257,944
Northwest Bancshares	72,560	958,518
Norwood Financial	4,148	110,420
Oak Valley Bancorp	3,932	101,721
OceanFirst Financial	32,770	588,549
Old National Bancorp	179,272	4,275,637
Old Second Bancorp	24,825	466,462
Onity Group *	3,744	135,233
Open Lending, Cl A *	58,217	352,213
OppFi (A)	10,813	148,246
Orange County Bancorp	5,816	150,460
Orchid Island Capital, Cl A ‡ (A)	44,692	373,178
Origin Bancorp	16,703	633,378
Orrstown Financial Services	10,531	382,697

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Oscar Health, Cl A *	113,504	$1,884,166
P10, Cl A	23,348	318,934
Pacific Premier Bancorp	54,590	1,413,881
Palomar Holdings *	14,652	1,580,511
Park National	8,209	1,393,149
Parke Bancorp	6,006	121,561
Pathward Financial	14,318	1,141,574
Payoneer Global *	165,337	1,752,572
Paysafe *	18,456	358,046
Paysign *	18,965	50,447
PCB Bancorp	6,300	121,527
Peapack-Gladstone Financial	9,559	302,542
PennyMac Financial Services	15,235	1,594,952
PennyMac Mortgage Investment Trust ‡	49,442	672,411
Peoples Bancorp	19,704	643,336
Peoples Bancorp of North Carolina	2,485	70,798
Peoples Financial Services	5,285	272,019
Perella Weinberg Partners, Cl A	29,437	760,063
Pioneer Bancorp *	6,706	77,655
Piper Sandler	9,888	3,135,880
PJT Partners	13,283	2,191,297
Plumas Bancorp	3,168	144,461
Ponce Financial Group *	11,020	146,235
PRA Group *	22,085	488,299
Preferred Bank	7,072	646,098
Premier Financial	20,141	560,524
Primis Financial	11,716	129,930
Princeton Bancorp	2,933	89,515
Priority Technology Holdings *	10,394	98,743
ProAssurance *	29,023	434,184
PROG Holdings	23,227	992,954
Provident Bancorp *	8,990	105,273
Provident Financial Services	71,731	1,332,045
QCR Holdings	9,336	725,967
Radian Group	86,384	2,938,784
RBB Bancorp	9,284	174,632
Ready Capital ‡	91,955	611,501
Red River Bancshares	2,618	146,084
Redwood Trust ‡	75,022	491,394

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Regional Management	4,798	$171,720
Remitly Global *	85,071	1,999,168
Renasant	35,586	1,383,584
Repay Holdings, Cl A *	49,266	368,017
Republic Bancorp, Cl A	4,717	308,728
Riot Platforms *	162,574	1,931,379
Root, Cl A *	4,918	479,505
S&T Bancorp	21,694	855,611
Safety Insurance Group	8,355	660,129
Sandy Spring Bancorp	25,014	846,224
Seacoast Banking Corp of Florida	48,122	1,369,071
Selective Insurance Group	34,654	2,915,441
Selectquote *	76,995	331,848
ServisFirst Bancshares	28,918	2,621,995
Seven Hills Realty Trust ‡	7,328	95,997
Sezzle *	1,322	309,361
Shore Bancshares	17,466	285,569
Sierra Bancorp	7,446	224,422
Silvercrest Asset Management Group, Cl A	5,421	100,288
Simmons First National, Cl A	70,720	1,606,758
Skyward Specialty Insurance Group *	21,153	936,655
SmartFinancial	9,101	320,901
South Plains Financial	6,762	242,959
Southern California Bancorp *	13,972	231,935
Southern First Bancshares *	4,402	161,994
Southern Missouri Bancorp	5,453	322,709
Southern States Bancshares	4,810	158,153
Southside Bancshares	16,366	514,383
SouthState	55,715	5,882,947
Stellar Bancorp	27,965	794,206
StepStone Group, Cl A	37,406	2,396,976
Sterling Bancorp *	12,188	57,405
Stewart Information Services	15,411	1,004,643
Stock Yards Bancorp	14,583	1,074,913
StoneX Group *	15,751	1,725,050
Sunrise Realty Trust ‡	3,201	38,412
SWK Holdings *	1,931	31,379
TeraWulf *	152,384	726,872
Texas Capital Bancshares *	26,427	2,086,412

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Third Coast Bancshares *	6,510	$234,685
Timberland Bancorp	4,344	130,407
Tiptree	14,447	289,518
Tompkins Financial	7,253	508,218
Towne Bank	40,046	1,432,445
TPG RE Finance Trust ‡	34,139	287,109
TriCo Bancshares	18,211	798,917
Triumph Financial *	12,588	970,031
Trupanion *	18,767	890,306
TrustCo Bank NY	10,580	340,253
Trustmark	34,665	1,299,938
Two Harbors Investment ‡	59,099	753,512
UMB Financial	25,578	3,015,646
United Bankshares	75,372	2,901,822
United Community Banks	68,174	2,261,332
United Fire Group	11,950	296,480
Unity Bancorp	4,041	195,382
Universal Insurance Holdings	13,362	258,421
Univest Financial	16,486	501,010
Upstart Holdings *	44,762	2,898,116
USCB Financial Holdings	5,979	113,481
Valley National Bancorp	266,674	2,741,409
Value Line	463	18,196
Velocity Financial *	5,178	96,000
Veritex Holdings	29,897	801,240
Victory Capital Holdings, Cl A	23,435	1,550,928
Virginia National Bankshares	2,658	96,911
Virtus Investment Partners	3,853	768,674
WaFd	38,046	1,129,205
Walker & Dunlop	18,312	1,759,234
Washington Trust Bancorp	9,653	316,329
Waterstone Financial	9,166	125,941
WesBanco	32,791	1,148,997
West BanCorp	9,192	201,581
Westamerica BanCorp	14,635	757,508
WisdomTree	79,433	777,649
World Acceptance *	1,968	277,803
WSFS Financial	33,697	1,887,032
		288,275,283

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 16.7%
2seventy bio *	28,089	$74,717
4D Molecular Therapeutics *	29,008	162,445
89bio *	47,696	457,882
908 Devices *	13,349	33,372
Absci * (A)	45,852	170,111
ACADIA Pharmaceuticals *	68,159	1,271,847
Accolade *	41,620	286,762
Accuray *	54,778	122,155
ACELYRIN *	41,956	82,653
Achieve Life Sciences *	19,755	64,599
Acrivon Therapeutics *	6,783	41,173
Actinium Pharmaceuticals *	17,093	19,828
Acumen Pharmaceuticals *	24,107	36,160
AdaptHealth, Cl A *	57,997	627,528
Adaptive Biotechnologies *	65,990	511,422
Addus HomeCare *	9,927	1,242,463
ADMA Biologics *	128,353	2,072,901
Adverum Biotechnologies *	12,086	51,003
Aerovate Therapeutics *	7,750	20,305
Agenus *	12,319	46,812
agilon health *	175,763	587,048
Agios Pharmaceuticals *	32,189	1,106,980
AirSculpt Technologies * (A)	7,488	35,868
Akebia Therapeutics *	119,401	267,458
Akero Therapeutics *	38,613	2,088,191
Akoya Biosciences * (A)	15,624	45,622
Aldeyra Therapeutics *	28,624	149,990
Alector *	46,385	76,999
Alignment Healthcare *	57,027	877,646
Alkermes *	91,791	2,894,170
Allogene Therapeutics *	73,512	132,322
Alphatec Holdings *	58,930	694,785
Altimmune * (A)	40,464	268,681
Alto Neuroscience *	12,225	52,445
Alumis * (A)	7,619	56,990
ALX Oncology Holdings *	18,935	27,645
Amicus Therapeutics *	167,185	1,601,632
AMN Healthcare Services *	21,595	594,294
Amneal Pharmaceuticals *	90,562	748,042

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amphastar Pharmaceuticals *	21,900	$763,653
AnaptysBio *	12,221	219,123
Anavex Life Sciences * (A)	42,752	396,311
AngioDynamics *	21,992	250,929
ANI Pharmaceuticals *	10,535	617,772
Anika Therapeutics *	7,523	128,342
Annexon *	54,823	210,520
Apogee Therapeutics *	21,577	892,425
Applied Therapeutics *	55,170	32,357
Aquestive Therapeutics *	42,625	128,727
Arbutus Biopharma *	83,682	278,661
Arcellx *	24,563	1,673,477
Arcturus Therapeutics Holdings *	13,180	223,665
Arcus Biosciences *	30,974	399,565
Arcutis Biotherapeutics *	61,101	808,977
Ardelyx *	133,616	716,182
Ardent Health Partners *	6,930	103,950
ArriVent Biopharma *	16,052	458,124
Arrowhead Pharmaceuticals *	68,014	1,352,118
ARS Pharmaceuticals *	28,037	365,042
Artivion *	22,585	699,232
Arvinas *	36,556	643,751
Astrana Health *	24,533	904,532
Astria Therapeutics *	25,816	202,914
Atea Pharmaceuticals *	44,192	135,228
Atossa Therapeutics *	72,600	61,122
AtriCure *	26,946	1,074,337
Aura Biosciences *	26,598	208,794
Avadel Pharmaceuticals *	52,654	415,967
Avanos Medical *	25,864	445,378
Aveanna Healthcare Holdings *	30,197	138,906
Avid Bioservices *	35,422	442,067
Avidity Biosciences *	63,250	2,082,822
Avita Medical * (A)	14,606	132,915
Axogen *	24,156	439,881
Axsome Therapeutics *	20,945	2,229,805
Beam Therapeutics *	43,552	1,128,868
Bicara Therapeutics * (A)	10,919	137,798
BioAge Labs * (A)	6,675	30,638

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
BioCryst Pharmaceuticals *	117,638	$929,340
Biohaven *	48,942	1,872,031
BioLife Solutions *	20,532	560,626
Biomea Fusion * (A)	15,847	66,240
Biote, Cl A *	15,475	78,768
Bioventus, Cl A *	21,534	229,983
Black Diamond Therapeutics *	22,792	59,715
Bluebird Bio * (A)	5,634	43,663
Blueprint Medicines *	36,255	4,079,775
Boundless Bio * (A)	9,003	20,617
Bridgebio Pharma *	80,120	2,740,905
BrightSpring Health Services *	30,683	724,119
Brookdale Senior Living *	109,050	504,901
C4 Therapeutics *	33,713	116,984
Cabaletta Bio *	25,474	60,883
CAMP4 Therapeutics * (A)	3,634	17,480
Candel Therapeutics * (A)	12,179	86,106
Capricor Therapeutics * (A)	20,775	312,456
Cardiff Oncology * (A)	22,848	92,077
CareDx *	28,810	671,273
Cargo Therapeutics *	19,726	71,014
Caribou Biosciences *	46,874	67,030
Cartesian Therapeutics *	5,792	111,844
Cassava Sciences * (A)	23,320	55,502
Castle Biosciences *	14,802	418,453
Catalyst Pharmaceuticals *	63,691	1,436,869
Celcuity *	18,525	221,374
Celldex Therapeutics *	36,780	900,742
Century Therapeutics *	26,307	21,590
Ceribell * (A)	6,965	160,265
Cerus *	103,946	194,379
CervoMed *	3,162	7,146
CG oncology *	26,995	811,740
ChromaDex *	28,111	158,265
Cibus, Cl A * (A)	8,750	21,787
Codexis *	45,658	191,307
Cogent Biosciences *	52,276	486,690
Coherus Biosciences * (A)	63,946	75,456
Collegium Pharmaceutical *	18,241	585,901

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Community Health Systems *	71,863	$229,962
Compass Therapeutics *	58,532	188,473
Concentra Group Holdings Parent	62,712	1,461,817
Conduit Pharmaceuticals *	95	236
CONMED	17,574	1,261,462
Contineum Therapeutics, Cl A * (A)	5,866	57,428
Corbus Pharmaceuticals Holdings *	6,528	63,909
Corcept Therapeutics *	46,085	3,084,008
CorMedix *	34,396	353,247
CorVel *	15,162	1,756,518
Crinetics Pharmaceuticals *	49,984	2,014,355
Cross Country Healthcare *	18,406	335,357
Cullinan Therapeutics *	29,469	311,193
CVRx *	7,646	122,183
Cytek Biosciences *	69,152	356,133
Cytokinetics *	65,153	3,222,467
Day One Biopharmaceuticals *	29,569	365,769
Definitive Healthcare, Cl A *	30,654	148,978
Denali Therapeutics *	70,821	1,650,129
Design Therapeutics *	17,977	87,188
Dianthus Therapeutics *	13,615	301,572
Disc Medicine, Cl A *	11,245	627,471
DocGo *	58,319	285,180
Dynavax Technologies *	75,020	979,011
Dyne Therapeutics *	46,966	667,857
Edgewise Therapeutics *	41,359	1,158,879
Editas Medicine, Cl A *	47,469	62,184
Elevation Oncology *	28,065	19,455
Eliem Therapeutics * (A)	16,850	32,015
Embecta	32,986	591,439
Enanta Pharmaceuticals *	11,483	58,678
Enhabit *	28,597	240,215
Enliven Therapeutics * (A)	20,058	438,468
Ensign Group	31,621	4,416,189
Entrada Therapeutics *	14,191	190,727
Erasca *	104,220	196,976
Esperion Therapeutics *	107,656	192,704
Evolent Health, Cl A *	65,703	686,596
Evolus *	31,487	439,873

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
EyePoint Pharmaceuticals *	37,064	$283,540
Fate Therapeutics *	57,345	74,548
Fibrobiologics * (A)	15,943	25,668
Foghorn Therapeutics *	14,488	60,705
Fractyl Health * (A)	19,502	35,884
Fulcrum Therapeutics *	35,641	141,138
Fulgent Genetics *	11,701	194,705
Galectin Therapeutics *	11,719	14,649
GeneDx Holdings, Cl A *	7,196	538,621
Generation Bio *	28,741	22,306
Geron *	336,871	966,820
Glaukos *	27,877	4,361,078
Greenwich Lifesciences * (A)	3,486	45,109
Guardant Health *	67,256	3,159,687
Gyre Therapeutics * (A)	4,017	46,236
Haemonetics *	28,602	1,974,968
Halozyme Therapeutics *	71,114	4,027,897
Harmony Biosciences Holdings *	21,691	840,960
Harrow *	17,376	533,791
Harvard Bioscience *	24,336	41,615
Health Catalyst *	33,461	188,385
HealthEquity *	48,883	5,397,661
HealthStream	13,886	453,378
Heron Therapeutics * (A)	67,324	114,451
HilleVax *	18,500	36,445
Hims & Hers Health *	108,185	4,033,137
Humacyte * (A)	50,501	231,295
ICU Medical *	12,218	2,008,150
Ideaya Biosciences *	48,111	1,171,503
IGM Biosciences * (A)	8,716	13,161
ImmunityBio * (A)	83,207	287,064
Immunome * (A)	29,283	322,991
Immunovant *	33,046	718,420
Inari Medical *	30,153	2,402,289
InfuSystem Holdings *	11,393	92,169
Inhibrx Biosciences *	6,661	90,456
Inmode *	40,946	704,681
Inmune Bio * (A)	7,736	78,598
Innovage Holding *	11,232	42,682

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Innoviva *	31,526	$587,645
Inogen *	13,705	160,211
Inovio Pharmaceuticals *	14,903	31,147
Inozyme Pharma *	29,690	42,754
Insmed *	98,222	7,521,841
Integer Holdings *	19,006	2,703,033
Integra LifeSciences Holdings *	38,510	1,005,111
Intellia Therapeutics *	57,749	595,970
Invivyd *	46,333	16,573
Iovance Biotherapeutics *	156,415	915,028
iRadimed	4,583	271,359
iRhythm Technologies *	17,812	1,938,836
Ironwood Pharmaceuticals, Cl A *	80,600	188,604
iTeos Therapeutics *	15,296	115,332
Janux Therapeutics *	15,964	694,115
Jasper Therapeutics *	6,524	39,535
Joint *	6,242	68,974
KalVista Pharmaceuticals *	19,253	171,544
Keros Therapeutics *	17,392	198,269
Kiniksa Pharmaceuticals International, Cl A *	21,865	428,554
Kodiak Sciences *	18,585	118,944
Korro Bio * (A)	3,506	119,625
Krystal Biotech *	14,138	2,258,404
Kura Oncology *	41,315	326,802
Kymera Therapeutics *	26,739	1,058,597
Kyverna Therapeutics *	14,304	46,345
Lantheus Holdings *	39,256	3,631,573
Larimar Therapeutics *	24,145	92,717
LeMaitre Vascular	11,553	1,119,832
LENZ Therapeutics	7,221	184,352
Lexeo Therapeutics * (A)	13,493	73,267
Lexicon Pharmaceuticals *	65,856	49,800
Lifecore Biomedical *	12,913	76,703
LifeMD *	20,397	113,611
LifeStance Health Group *	79,467	633,352
Ligand Pharmaceuticals *	9,863	1,149,533
Lineage Cell Therapeutics *	84,805	50,942
Liquidia *	36,021	512,579
LivaNova *	31,077	1,552,296

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Lyell Immunopharma *	92,324	$54,499
Lyra Therapeutics *	27,802	5,082
MacroGenics *	35,019	105,057
Madrigal Pharmaceuticals *	10,240	3,428,352
MannKind *	153,371	888,018
Maravai LifeSciences Holdings, Cl A *	62,922	310,205
MaxCyte *	59,997	270,586
MBX Biosciences * (A)	6,343	63,493
MeiraGTx Holdings *	26,305	165,458
Merit Medical Systems *	32,631	3,552,863
Mersana Therapeutics *	66,010	40,193
Mesa Laboratories	2,929	403,294
Metagenomi *	15,211	40,918
MiMedx Group *	67,556	587,737
Mind Medicine MindMed *	45,742	310,588
Mineralys Therapeutics *	16,401	168,930
Mirum Pharmaceuticals *	22,566	1,103,026
ModivCare *	6,391	25,564
Monte Rosa Therapeutics *	23,631	157,382
Myriad Genetics *	50,881	644,662
National HealthCare	7,109	729,881
National Research	8,586	143,129
Nautilus Biotechnology, Cl A *	27,910	47,726
Nektar Therapeutics, Cl A *	102,478	84,780
Neogen *	124,315	1,424,650
NeoGenomics *	72,626	1,038,552
Neumora Therapeutics *	47,924	92,493
Neurogene *	5,930	93,990
NeuroPace *	7,800	107,328
Nevro *	20,837	105,644
Nkarta *	30,413	71,166
Novavax *	87,737	762,435
Novocure *	60,696	1,488,266
Nurix Therapeutics *	39,966	787,730
Nuvalent, Cl A *	20,023	1,718,174
Nuvation Bio *	104,055	240,367
Ocugen *	161,220	117,271
Ocular Therapeutix *	88,563	681,935
Olema Pharmaceuticals *	22,944	140,188

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Omeros * (A)	31,867	$274,694
OmniAb, Cl W *	52,857	170,200
Omnicell *	25,993	1,169,425
OPKO Health * (A)	186,993	284,229
OptimizeRx *	10,204	56,632
Option Care Health *	97,796	3,023,852
OraSure Technologies *	41,361	166,271
Orchestra BioMed Holdings *	13,312	69,755
Organogenesis Holdings, Cl A *	41,678	153,375
ORIC Pharmaceuticals *	35,076	365,492
Orthofix Medical *	19,370	355,052
OrthoPediatrics *	9,360	224,640
Outlook Therapeutics * (A)	8,676	17,873
Ovid therapeutics *	35,568	23,596
Owens & Minor *	42,978	612,007
Pacific Biosciences of California * (A)	155,846	240,003
Pacira BioSciences *	26,107	687,397
PACS Group *	21,861	317,640
Paragon 28 *	26,849	349,574
Patterson	44,889	1,389,315
Pediatrix Medical Group *	49,058	685,831
Pennant Group *	18,559	491,257
PepGen *	8,909	11,493
Performant Financial *	40,703	96,059
Perspective Therapeutics *	30,973	109,954
Phathom Pharmaceuticals *	22,175	132,828
Phibro Animal Health, Cl A	11,632	253,694
Phreesia *	31,500	896,490
Pliant Therapeutics *	32,467	349,020
Praxis Precision Medicines *	9,816	751,415
Precigen * (A)	72,653	98,082
Prelude Therapeutics *	7,583	8,341
Prestige Consumer Healthcare *	28,233	2,167,447
Prime Medicine * (A)	32,535	91,098
Privia Health Group *	58,109	1,327,791
PROCEPT BioRobotics *	25,391	1,840,847
Progyny *	45,130	1,045,662
ProKidney, Cl A * (A)	59,573	98,295
Protagonist Therapeutics *	33,292	1,258,438

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
PTC Therapeutics *	43,405	$1,991,421
Pulmonx *	21,686	123,176
Pulse Biosciences * (A)	10,523	220,246
Puma Biotechnology *	23,793	68,762
Pyxis Oncology *	28,043	44,027
Q32 Bio * (A)	3,467	10,505
Quanterix *	20,468	188,101
Quantum-Si * (A)	57,070	112,999
Quipt Home Medical *	24,336	78,605
RadNet *	37,684	2,467,171
Rapport Therapeutics *	5,311	87,154
RAPT Therapeutics * (A)	17,093	19,486
Recursion Pharmaceuticals, Cl A *	141,658	1,025,604
REGENXBIO *	26,399	213,040
Regulus Therapeutics * (A)	36,741	36,741
Relay Therapeutics *	69,033	308,578
Renovaro *	64,997	48,748
Replimune Group, Cl Rights *	34,680	484,826
Revance Therapeutics *	59,697	216,700
REVOLUTION Medicines *	95,355	4,095,497
Rhythm Pharmaceuticals *	31,198	1,854,097
Rigel Pharmaceuticals *	9,914	214,638
Rocket Pharmaceuticals *	37,489	402,632
RxSight *	20,653	699,517
Sage Therapeutics *	31,416	227,766
Sana Biotechnology * (A)	75,973	244,633
Sanara Medtech *	2,306	83,777
Savara *	66,090	178,443
Scholar Rock Holding *	44,175	1,783,786
Schrodinger *	31,679	794,351
scPharmaceuticals *	21,999	73,037
Select Medical Holdings	61,661	1,212,872
Semler Scientific *	2,700	140,292
Septerna, Inc. * (A)	10,531	178,079
Sera Prognostics, Cl A * (A)	15,848	102,537
Shattuck Labs *	22,723	26,359
SI-BONE *	23,399	392,167
SIGA Technologies	26,453	158,189
Sight Sciences *	20,212	56,594

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Simulations Plus	9,113	$312,758
Skye Bioscience * (A)	9,922	31,850
Soleno Therapeutics *	14,556	731,148
Solid Biosciences *	12,917	41,076
Sonida Senior Living *	2,619	60,473
SpringWorks Therapeutics *	39,162	1,468,575
Spyre Therapeutics *	19,726	453,501
STAAR Surgical *	28,155	681,069
Standard BioTools *	168,967	261,899
Stereotaxis *	31,481	76,184
Stoke Therapeutics *	20,382	233,985
Summit Therapeutics * (A)	52,367	1,125,890
Supernus Pharmaceuticals *	28,595	1,097,190
Surgery Partners *	43,728	1,114,627
Surmodics *	7,857	267,452
Sutro Biopharma *	46,938	90,121
Syndax Pharmaceuticals *	46,750	662,447
Tactile Systems Technology *	13,474	235,930
Talkspace *	70,038	217,118
Tandem Diabetes Care *	37,407	1,386,303
Tango Therapeutics *	27,441	81,774
Tarsus Pharmaceuticals *	20,950	1,126,272
Taysha Gene Therapies *	98,734	148,101
Teladoc Health *	97,903	994,694
Telomir Pharmaceuticals * (A)	10,711	52,055
Tenaya Therapeutics * (A)	31,696	33,598
Terns Pharmaceuticals *	39,830	177,642
Tevogen Bio Holdings * (A)	13,582	20,237
TG Therapeutics *	79,577	2,522,591
Theravance Biopharma *	21,086	197,787
Third Harmonic Bio *	11,367	59,790
Tourmaline Bio *	13,211	212,169
TransMedics Group *	18,679	1,261,766
Travere Therapeutics *	43,012	880,026
Treace Medical Concepts *	28,033	281,732
Trevi Therapeutics *	33,736	132,920
TScan Therapeutics *	22,238	57,152
Twist Bioscience *	33,211	1,739,260
Tyra Biosciences *	11,655	168,531

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
UFP Technologies *	4,141	$1,137,367
Upstream Bio * (A)	9,840	105,977
UroGen Pharma *	21,691	238,818
US Physical Therapy	8,516	755,454
Utah Medical Products	1,870	114,500
Vanda Pharmaceuticals *	32,613	143,823
Varex Imaging *	22,096	303,599
Vaxcyte *	70,744	6,248,110
Ventyx Biosciences *	34,918	70,185
Vera Therapeutics, Cl A *	25,253	941,432
Veracyte *	43,789	1,991,524
Verastem * (A)	22,258	135,329
Vericel *	27,980	1,637,949
Verrica Pharmaceuticals *	10,868	7,038
Verve Therapeutics *	40,811	310,572
Viemed Healthcare *	19,637	160,827
Vir Biotechnology *	51,015	530,556
Viridian Therapeutics *	41,604	806,286
Voyager Therapeutics *	26,377	143,755
WaVe Life Sciences *	52,452	606,870
Waystar Holding *	24,575	987,669
Werewolf Therapeutics *	17,891	23,974
X4 Pharmaceuticals *	96,505	67,563
XBiotech *	11,402	39,451
Xencor *	38,342	700,892
Xeris Biopharma Holdings *	80,478	286,502
XOMA Royalty *	4,642	123,524
Y-mAbs Therapeutics *	21,209	126,618
Zenas Biopharma * (A)	8,606	69,020
Zentalis Pharmaceuticals *	32,750	56,985
Zevra Therapeutics *	29,983	235,067
Zimvie *	15,539	215,060
Zymeworks *	30,994	452,512
Zynex * (A)	8,774	68,788
		260,913,086
Industrials — 18.2%
374Water *	37,547	19,344
3D Systems *	73,232	263,635

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AAR *	19,897	$1,348,221
ABM Industries	36,039	1,923,041
ACCO Brands	53,262	280,158
ACV Auctions, Cl A *	84,324	1,784,296
Advanced Energy Industries	21,332	2,454,887
AeroVironment *	15,987	2,880,058
AerSale *	19,292	130,607
Air Transport Services Group *	29,161	647,957
Alamo Group	5,839	1,083,485
Albany International, Cl A	17,782	1,435,896
Alight, Cl A	239,130	1,638,040
Allegiant Travel	8,818	903,228
Allient	8,356	210,655
Alta Equipment Group	15,372	112,216
Ameresco, Cl A *	18,359	415,464
American Superconductor *	19,916	523,193
American Woodmark *	8,871	690,696
AMMO *	52,661	92,157
Amprius Technologies * (A)	9,453	31,478
Apogee Enterprises	12,450	635,199
Applied Industrial Technologies	21,916	5,698,817
ArcBest	13,414	1,282,513
Archer Aviation, Cl A * (A)	132,997	1,256,822
Arcosa	27,664	2,802,363
Argan	7,195	984,276
Aris Water Solutions, Cl A	15,264	389,690
Array Technologies *	87,012	637,798
Astec Industries	12,994	453,621
Astronics *	16,440	290,988
Asure Software *	13,640	161,225
Atkore	20,416	1,662,679
Atmus Filtration Technologies	47,752	1,996,989
AZZ, Inc.	16,735	1,435,696
Barrett Business Services	14,602	632,705
Beacon Roofing Supply *	35,347	4,182,964
BlackSky Technology, Cl A *	14,175	212,483
Blade Air Mobility *	33,309	128,240
Blink Charging * (A)	55,243	67,396
Bloom Energy, Cl A *	114,368	2,696,797

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Blue Bird *	18,294	$651,632
BlueLinx Holdings *	4,649	501,069
Boise Cascade	22,209	2,801,887
Bowman Consulting Group, Cl A *	7,666	194,946
Bridger Aerospace Group Holdings *	5,381	15,121
BrightView Holdings *	33,132	522,160
Brink’s	25,274	2,358,822
Byrna Technologies *	9,849	266,317
Cadre Holdings	14,839	572,043
Caesarstone *	11,902	52,369
Casella Waste Systems, Cl A *	35,599	3,828,316
CBIZ *	27,322	2,344,501
CECO Environmental *	16,670	472,094
Centuri Holdings * (A)	9,635	214,668
ChargePoint Holdings * (A)	223,148	214,713
Chart Industries *	24,488	5,181,416
Columbus McKinnon	16,190	589,640
Commercial Vehicle Group *	18,965	39,637
CompX International	887	21,740
Concrete Pumping Holdings	13,691	115,826
Conduent *	90,593	358,748
Construction Partners, Cl A *	24,470	1,967,388
CoreCivic *	62,070	1,269,952
Covenant Logistics Group, Cl A	9,214	255,320
CRA International	3,758	689,894
CryoPort *	24,784	186,871
CSG Systems International	16,853	990,788
CSW Industrials	9,547	3,148,696
Custom Truck One Source *	27,895	141,986
Deluxe	25,216	584,759
Distribution Solutions Group *	6,001	193,532
DLH Holdings *	4,960	37,200
DNOW *	60,029	893,232
Douglas Dynamics	13,006	336,205
Driven Brands Holdings *	34,142	563,684
Ducommun *	7,739	529,193
DXP Enterprises *	7,112	720,374
Dycom Industries *	16,191	3,062,690
Eastern	3,035	82,006

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eastman Kodak *	34,464	$254,689
Energizer Holdings	40,964	1,392,366
Energy Recovery *	32,353	463,942
Energy Vault Holdings *	58,822	102,350
Enerpac Tool Group, Cl A	30,981	1,400,031
EnerSys	22,802	2,213,390
Ennis	14,593	302,805
Enovix * (A)	93,644	1,129,347
Enpro	11,968	2,222,458
Enviri *	45,151	432,547
ESCO Technologies	14,751	1,958,048
Eve Holding * (A)	28,837	147,934
EVI Industries	2,989	51,829
Evolv Technologies Holdings * (A)	74,964	300,606
ExlService Holdings *	89,551	4,500,833
Exponent	28,811	2,641,104
Federal Signal	34,266	3,368,690
First Advantage *	34,134	644,450
FiscalNote Holdings *	35,813	44,766
Fluence Energy, Cl A *	34,980	455,090
Fluor *	97,282	4,689,965
Forrester Research *	6,674	101,779
Forward Air *	14,267	460,111
Franklin Covey *	6,399	242,586
Franklin Electric	25,824	2,582,142
Frontier Group Holdings *	24,026	202,539
FTAI Aviation	57,869	5,817,571
FTAI Infrastructure	57,384	402,836
FuelCell Energy * (A)	10,457	80,310
GATX	20,339	3,365,494
Genco Shipping & Trading	24,029	347,459
Gencor Industries *	5,881	90,509
GEO Group *	72,539	2,285,704
Gibraltar Industries *	17,419	1,069,004
Global Industrial	7,839	193,702
GMS *	22,500	1,897,650
Gorman-Rupp	11,939	458,219
GrafTech International *	148,464	222,696
Graham *	5,867	266,479

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Granite Construction	25,098	$2,212,138
Great Lakes Dredge & Dock *	37,579	412,993
Greenbrier	17,475	1,157,894
Griffon	21,424	1,623,296
H&E Equipment Services	18,367	1,628,969
Healthcare Services Group *	41,928	464,982
Heartland Express	26,568	303,938
Heidrick & Struggles International	11,457	532,636
Helios Technologies	18,931	844,512
Herc Holdings	16,044	3,272,334
Hertz Global Holdings * (A)	70,457	290,987
Hillenbrand	40,003	1,359,702
Hillman Solutions *	111,941	1,119,410
HireQuest	3,182	41,366
HNI	26,979	1,344,903
Hub Group, Cl A	34,133	1,522,673
Hudson Technologies *	25,469	147,720
Huron Consulting Group *	10,007	1,268,687
Hyliion Holdings *	79,481	186,780
Hyster-Yale	6,524	348,512
IBEX Holdings *	4,804	105,736
ICF International	10,626	1,240,160
IES Holdings *	4,687	1,037,139
Innodata *	15,392	570,735
Insperity	20,460	1,534,705
Insteel Industries	10,747	308,331
Interface, Cl A	32,669	808,884
Intuitive Machines * (A)	17,207	373,048
Janus International Group *	80,827	670,056
JELD-WEN Holding *	47,993	428,098
JetBlue Airways *	177,950	1,170,911
Joby Aviation * (A)	246,284	2,034,306
John Bean Technologies	26,756	3,558,548
Kadant	6,682	2,491,718
Karat Packaging	3,949	122,064
Kelly Services, Cl A	17,806	250,708
Kennametal	44,344	1,062,039
Kforce	10,379	578,422
Kimball Electronics *	14,079	255,956

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Korn Ferry	29,592	$2,093,042
Kratos Defense & Security Solutions *	84,327	2,813,992
L B Foster, Cl A *	5,166	143,770
LanzaTech Global * (A)	64,265	60,531
Latham Group *	23,311	170,170
Legalzoom.com *	72,901	655,380
Leonardo DRS *	41,943	1,474,296
Limbach Holdings *	5,824	538,604
Lindsay	6,172	828,221
Liquidity Services *	12,226	423,631
LSI Industries	16,070	338,595
Manitowoc *	19,636	196,164
Marten Transport	33,087	509,540
Masterbrand *	72,152	1,249,673
Matrix Service *	15,063	204,254
Matson	18,670	2,648,340
Matthews International, Cl A	16,926	473,759
Maximus	34,293	2,581,920
Mayville Engineering *	7,298	115,673
McGrath RentCorp	13,905	1,705,726
Mercury Systems *	29,622	1,234,941
Miller Industries	6,320	416,930
MillerKnoll	39,723	891,384
Mirion Technologies, Cl A *	117,730	1,864,843
Mistras Group *	12,010	119,139
Montrose Environmental Group *	18,116	377,175
Moog, Cl A	16,194	2,941,802
MRC Global *	48,019	704,919
Mueller Industries	63,669	5,013,934
Mueller Water Products, Cl A	88,548	2,036,604
MYR Group *	9,117	1,290,694
NANO Nuclear Energy *	2,293	88,556
Napco Security Technologies	20,036	735,321
National Presto Industries	2,946	283,317
Net Power *	12,254	105,262
NEXTracker, Cl A *	82,223	4,145,684
NL Industries	4,823	37,137
NN *	26,436	80,365
Nordic American Tankers	116,133	313,559

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Northwest Pipe *(B)	5,538	$267,818
NuScale Power * (A)(B)	48,240	1,150,042
NV5 Global *	32,546	613,167
Omega Flex	2,045	80,491
OPENLANE *	61,168	1,242,322
Orion Group Holdings *	20,498	161,524
PAM Transportation Services *	3,420	54,754
Pangaea Logistics Solutions	18,018	94,595
Park Aerospace	10,432	151,160
Park-Ohio Holdings	4,928	122,609
Perma-Fix Environmental Services *	8,344	85,359
Pitney Bowes	92,379	823,097
Planet Labs PBC *	122,795	749,050
Plug Power * (A)	454,223	844,855
Powell Industries	5,324	1,276,589
Preformed Line Products	1,383	208,059
Primoris Services	30,465	2,338,798
Proficient Auto Logistics *	8,650	85,116
Proto Labs *	14,351	598,867
Quad	17,751	119,287
Quanex Building Products	25,734	540,414
Quest Resource Holding *	10,030	58,676
Radiant Logistics *	20,243	142,106
Redwire * (A)	12,890	308,329
Resideo Technologies *	83,238	1,874,520
Resources Connection	18,548	155,803
REV Group	29,240	1,014,628
Rocket Lab USA *	198,219	5,758,262
Rush Enterprises, Cl A	34,673	2,106,385
Rush Enterprises, Cl B	5,039	288,835
RXO *	90,908	2,331,790
SES AI * (A)	73,745	87,019
Shoals Technologies Group, Cl A *	95,362	455,830
Shyft Group	19,413	233,150
Sky Harbour Group, Cl A * (A)	6,614	70,968
SkyWest *	22,582	2,730,615
Smith & Wesson Brands	25,453	267,002
SolarMax Technology * (A)	15,886	26,847
Solidion Technology *	24,284	9,276

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Southland Holdings *	5,796	$17,678
Spire Global * (A)	12,798	219,486
SPX Technologies *	25,646	3,808,944
Standex International	6,628	1,210,936
Steelcase, Cl A	52,656	604,491
Stem * (A)	87,261	52,941
Sterling Infrastructure *	16,994	2,420,285
Sturm Ruger	9,397	334,533
Sun Country Airlines Holdings *	22,499	381,583
Sunrun *	124,521	1,126,915
Taylor Devices *	1,615	53,941
Tecnoglass	12,792	972,192
Tennant	10,792	922,932
Terex	37,979	1,826,410
Thermon Group Holdings *	18,999	525,892
Titan International *	28,660	253,068
Titan Machinery *	11,896	222,693
TPI Composites * (A)	26,494	43,185
Transcat *	5,143	396,114
TriNet Group	18,210	1,700,632
Trinity Industries	46,579	1,762,084
Triumph Group *	41,760	782,582
TrueBlue *	16,605	135,331
TTEC Holdings	11,232	42,457
Tutor Perini *	24,623	593,168
Twin Disc	6,496	73,340
UFP Industries	34,483	3,987,959
Ultralife *	5,755	43,623
UniFirst	8,579	1,838,651
Universal Logistics Holdings	3,891	172,060
Upwork *	70,947	1,118,125
V2X *	8,051	419,699
Verra Mobility, Cl A *	93,924	2,478,654
Viad *	11,646	460,017
Vicor *	12,988	664,206
Virco Mfg.	6,345	69,161
Virgin Galactic Holdings * (A)	14,864	70,753
VirTra *	6,085	38,761
VSE	10,027	1,026,263

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wabash National	24,422	$380,983
Watts Water Technologies, Cl A	15,605	3,226,802
Werner Enterprises	35,139	1,268,518
Wheels Up Experience * (A)	51,547	80,413
Willdan Group *	7,226	255,403
Willis Lease Finance	1,624	314,926
Worthington Enterprises	17,931	751,309
Xometry, Cl A *	24,205	803,848
Zurn Elkay Water Solutions	82,123	3,238,931
		285,567,173
Information Technology — 12.4%
8x8 *	73,215	205,002
A10 Networks	40,348	791,224
ACI Worldwide *	60,123	3,219,587
ACM Research, Cl A *	29,028	596,525
Adeia	61,942	795,955
ADTRAN Holdings *	44,871	465,312
Aehr Test Systems * (A)	15,899	180,136
Aeva Technologies *	13,106	55,569
Agilysys *	12,840	1,158,425
Airship AI Holdings *	4,136	18,488
Alarm.com Holdings *	26,978	1,636,755
Alkami Technology *	30,231	1,051,736
Alpha & Omega Semiconductor *	13,559	520,937
Altair Engineering, Cl A *	30,944	3,414,670
Ambarella *	21,587	1,656,155
American Software, Cl A	18,068	255,120
Amplitude, Cl A *	44,411	540,926
Appian, Cl A *	22,927	804,508
Applied Digital * (A)	109,163	777,241
Applied Optoelectronics *	23,190	647,465
Arlo Technologies *	55,631	651,439
Arteris *	15,842	168,242
Asana, Cl A *	46,270	987,402
ASGN *	24,612	2,171,024
AudioEye *	4,102	77,692
Aurora Innovation, Cl A *	546,970	3,719,396
AvePoint *	73,381	1,378,095

Schedules of Investments	January 31, 2025 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Aviat Networks *	6,519	$124,187
Axcelis Technologies *	18,567	1,262,556
Backblaze, Cl A *	23,060	139,513
Badger Meter	16,750	3,582,992
Bel Fuse, Cl A (A)	990	81,784
Bel Fuse, Cl B	5,893	477,922
Belden	23,108	2,691,389
Benchmark Electronics	20,330	867,278
BigBear.ai Holdings * (A)	58,261	247,027
BigCommerce Holdings *	40,670	247,680
Blackbaud *	23,099	1,782,088
BlackLine *	32,894	2,100,282
Blend Labs, Cl A *	134,983	519,685
Box, Cl A *	80,281	2,680,583
Braze, Cl A *	37,566	1,727,285
C3.ai, Cl A *	63,055	1,976,774
Calix *	33,783	1,340,509
Cerence *	23,260	289,820
CEVA *	13,280	427,749
Clear Secure, Cl A	50,010	1,183,737
Clearfield *	6,918	252,438
Clearwater Analytics Holdings, Cl A *	101,937	2,870,546
Climb Global Solutions	2,393	303,265
Cohu *	26,339	603,426
CommScope Holding *	121,492	613,535
CommVault Systems *	24,868	3,960,478
CompoSecure, Cl A	14,088	224,563
Consensus Cloud Solutions *	10,354	293,225
Core Scientific *	101,616	1,246,828
Corsair Gaming *	25,566	234,185
Couchbase *	22,387	397,145
CPI Card Group *	2,770	79,693
Credo Technology Group Holding *	79,816	5,588,716
CS Disco *	16,863	84,989
CTS	17,139	875,631
Daily Journal *	788	323,159
Daktronics *	22,760	373,492
Diebold Nixdorf *	14,402	623,463
Digi International *	20,324	635,125

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Digimarc * (A)	8,697	$318,919
Digital Turbine *	55,152	144,498
DigitalOcean Holdings *	37,389	1,550,896
Diodes *	25,992	1,533,008
Domo, Cl B *	19,535	165,461
E2open Parent Holdings *	117,185	308,197
eGain *	9,706	59,207
Enfusion, Cl A *	28,102	313,618
ePlus *	14,995	1,198,100
EverCommerce *	12,031	121,994
Everspin Technologies *	11,146	68,213
Extreme Networks *	73,458	1,161,371
FARO Technologies *	10,965	347,810
Fastly, Cl A *	74,043	775,230
FormFactor *	44,121	1,767,046
Freshworks, Cl A *	117,833	2,191,694
GCT Semiconductor Holding * (A)	4,583	9,899
Grid Dynamics Holdings *	32,510	734,401
Hackett Group	14,409	444,950
Harmonic *	62,883	709,320
I3 Verticals, Cl A *	12,975	322,948
Ichor Holdings *	18,802	516,303
Immersion	17,393	145,579
Impinj *	13,068	1,658,199
Infinera * (A)	115,216	762,730
Information Services Group	20,659	63,217
Insight Enterprises *	15,520	2,681,080
Intapp *	30,392	2,166,646
InterDigital	14,418	2,638,206
IonQ * (A)	114,546	4,523,422
Itron *	25,753	2,764,842
Jamf Holding *	46,617	704,383
Kaltura *	55,889	140,840
Knowles *	49,533	937,660
Life360 *	5,803	265,313
Lightwave Logic * (A)	68,410	123,138
LiveRamp Holdings *	37,599	1,278,366
MARA Holdings *	162,311	2,976,784
Matterport *	151,069	787,069

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MaxLinear, Cl A *	45,446	$811,666
Meridianlink *	18,580	357,665
Methode Electronics	20,161	228,223
MicroVision * (A)	119,425	189,886
Mitek Systems *	25,926	264,445
N-able *	40,706	394,441
Navitas Semiconductor, Cl A * (A)	72,349	219,217
NCR Voyix *	82,869	1,018,460
NETGEAR *	15,846	438,142
NetScout Systems *	39,385	938,938
NextNav *	44,046	547,492
nLight *	26,453	295,480
Novanta *	20,437	3,058,601
NVE	2,721	194,987
Olo, Cl A *	59,550	439,479
ON24 *	15,799	108,855
OneSpan *	21,576	415,122
Ooma *	14,222	204,370
OSI Systems *	9,039	1,775,621
Ouster *	26,337	262,317
Pagaya Technologies, Cl A *	20,363	188,969
PagerDuty *	50,988	944,298
PAR Technology *	19,160	1,390,824
PC Connection	6,596	489,555
PDF Solutions *	17,732	494,014
Photronics *	35,087	806,650
Plexus *	15,284	2,165,896
Porch Group *	44,852	199,591
Power Integrations	32,255	2,010,132
Powerfleet NJ *	54,155	320,056
Progress Software	24,218	1,388,418
PROS Holdings *	26,013	614,427
Q2 Holdings *	33,546	3,192,573
Qualys *	21,165	2,950,613
QuickLogic * (A)	7,880	64,695
Rackspace Technology *	38,446	101,113
Rambus *	60,921	3,753,952
Rapid7 *	35,266	1,358,446
Red Violet *	6,282	228,665

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Rekor Systems * (A)	42,362	$85,995
ReposiTrak (A)	6,743	142,480
Ribbon Communications *	52,642	215,832
Richardson Electronics	7,037	92,888
Rigetti Computing * (A)	89,741	1,181,889
Rimini Street *	30,197	86,967
Roadzen * (A)	20,872	30,056
Rogers *	10,697	995,356
Sanmina *	30,615	2,563,394
ScanSource *	13,580	568,323
SEMrush Holdings, Cl A *	20,796	362,682
Semtech *	41,421	2,773,550
Silicon Laboratories *	18,268	2,476,958
Silvaco Group *	3,465	29,972
SiTime *	10,596	2,163,703
SkyWater Technology *	15,614	161,293
SMART Global Holdings *	29,667	601,647
SmartRent, Cl A *	108,879	160,052
SolarWinds	31,002	461,310
SoundHound AI, Cl A * (A)	175,746	2,486,806
SoundThinking *	5,616	74,974
Sprinklr, Cl A *	66,366	591,321
Sprout Social, Cl A *	28,394	927,632
SPS Commerce *	21,476	3,966,188
Synaptics *	22,560	1,915,344
Telos *	31,381	97,595
Tenable Holdings *	67,215	2,896,294
TTM Technologies *	57,521	1,414,441
Tucows, Cl A *	4,559	69,525
Turtle Beach *	9,327	165,554
Ultra Clean Holdings *	25,196	928,977
Unisys *	37,517	249,863
Varonis Systems, Cl B *	62,848	2,850,785
Veeco Instruments *	31,645	803,150
Verint Systems *	34,794	883,072
Vertex, Cl A *	30,931	1,786,265
Viant Technology, Cl A *	8,726	193,106
Viasat *	70,386	677,113
Viavi Solutions *	125,428	1,510,153

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Vishay Intertechnology	71,955	$1,218,198
Vishay Precision Group *	6,827	159,069
Weave Communications *	22,487	366,988
WM Technology *	48,767	67,298
Workiva, Cl A *	28,791	2,827,852
Xerox Holdings	66,283	566,057
Xperi *	25,772	232,463
Yext *	60,275	396,609
Zeta Global Holdings, Cl A *	101,856	1,869,058
Zuora, Cl A *	79,450	792,911
		193,625,627
Materials — 3.7%
AdvanSix	14,559	455,406
Alpha Metallurgical Resources *	6,261	1,146,827
American Vanguard	14,373	88,825
Ardagh Metal Packaging	82,953	229,780
Arq *	15,713	98,049
ASP Isotopes * (A)	28,938	166,394
Aspen Aerogels *	35,080	410,085
Avient	51,477	2,208,363
Balchem	18,427	2,947,583
Cabot	30,561	2,642,610
Carpenter Technology	27,118	5,235,401
Century Aluminum *	30,077	549,808
Clearwater Paper *	9,249	297,355
Coeur Mining *	225,083	1,485,548
Commercial Metals	64,949	3,149,377
Compass Minerals International	19,829	231,206
Constellium, Cl A *	73,712	731,960
Contango ORE *	5,864	60,810
Core Molding Technologies *	4,358	64,368
Dakota Gold *	39,249	87,133
Ecovyst *	66,305	514,527
Greif, Cl A	14,192	868,834
Greif, Cl B	2,742	173,761
Hawkins	11,017	1,177,828
HB Fuller	31,211	1,970,350
Hecla Mining	334,765	1,901,465

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ingevity *	20,734	$940,287
Innospec	14,204	1,610,023
Intrepid Potash *	6,268	164,786
Ivanhoe Electric *	47,623	281,928
Kaiser Aluminum	9,104	637,280
Knife River *	32,388	3,354,749
Koppers Holdings	11,253	334,889
Kronos Worldwide	12,466	119,549
LSB Industries *	30,612	258,365
Materion	11,729	1,184,629
Mativ Holdings	30,758	293,739
Metallus *	24,390	364,387
Minerals Technologies	18,064	1,385,328
Myers Industries	20,923	251,913
Northern Technologies International	4,541	53,765
O-I Glass, Cl I *	88,196	1,053,060
Oil-Dri Corp of America	5,572	234,135
Olympic Steel	5,663	195,204
Pactiv Evergreen	23,061	409,102
Perimeter Solutions *	76,204	952,550
Perpetua Resources *	22,022	259,860
Piedmont Lithium * (A)	10,402	85,817
PureCycle Technologies * (A)	70,168	653,264
Quaker Chemical	7,874	1,111,651
Radius Recycling, Cl A	15,008	180,246
Ramaco Resources, Cl A	15,153	143,499
Ramaco Resources, Cl B	3,156	27,804
Ranpak Holdings, Cl A *	24,682	180,672
Rayonier Advanced Materials *	36,673	293,384
Ryerson Holding	15,294	341,974
Sensient Technologies	24,012	1,813,146
Smith-Midland *	2,598	103,998
Stepan	12,160	770,822
Summit Materials, Cl A *	69,035	3,611,221
SunCoke Energy	47,734	448,222
Sylvamo	19,819	1,587,502
Tredegar *	15,221	119,485
TriMas	23,132	562,108
Tronox Holdings, Cl A	67,608	694,334

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
United States Lime & Minerals	6,000	$663,480
Valhi	1,396	29,135
Warrior Met Coal	29,543	1,558,984
Worthington Steel	18,525	538,151
		58,752,080
Real Estate — 5.9%
Acadia Realty Trust ‡	66,765	1,538,266
Alexander & Baldwin ‡	41,434	739,597
Alexander’s ‡	1,217	231,169
Alpine Income Property Trust ‡	7,168	120,852
American Assets Trust ‡	27,280	662,358
American Healthcare REIT ‡	86,665	2,451,753
American Realty Investors *	873	12,274
Anywhere Real Estate *	56,278	203,164
Apartment Investment and Management, Cl A ‡	79,147	715,489
Apple Hospitality REIT ‡	129,933	2,006,166
Armada Hoffler Properties ‡	44,826	438,398
Braemar Hotels & Resorts ‡	37,687	96,102
Brandywine Realty Trust ‡	96,558	530,103
Broadstone Net Lease, Cl A ‡	107,493	1,691,940
BRT Apartments ‡	6,466	110,827
CareTrust REIT ‡	105,851	2,805,052
CBL & Associates Properties ‡	12,417	380,084
Centerspace ‡	9,415	571,961
Chatham Lodging Trust ‡	27,596	241,189
City Office REIT ‡	22,205	117,909
Clipper Realty ‡	6,821	27,830
Community Healthcare Trust ‡	15,484	307,048
Compass, Cl A *	207,701	1,505,832
COPT Defense Properties ‡	64,171	1,889,194
CTO Realty Growth ‡	16,381	321,559
Curbline Properties ‡	54,108	1,324,023
Cushman & Wakefield *	130,480	1,799,319
DiamondRock Hospitality ‡	117,835	1,034,591
Diversified Healthcare Trust ‡	125,352	310,873
Douglas Emmett ‡	92,023	1,689,542
Easterly Government Properties, Cl A ‡	55,309	628,310
Elme Communities ‡	50,099	764,511

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Empire State Realty Trust, Cl A ‡	77,105	$737,124
Essential Properties Realty Trust ‡	100,019	3,210,610
eXp World Holdings	46,687	531,298
Farmland Partners ‡	25,258	294,761
Forestar Group *	10,917	260,480
Four Corners Property Trust ‡	54,970	1,507,827
Franklin Street Properties ‡	56,023	101,402
FrontView REIT ‡	8,144	140,403
FRP Holdings *	7,667	234,150
Getty Realty ‡	28,714	890,421
Gladstone Commercial ‡	24,024	389,429
Gladstone Land ‡	19,145	207,915
Global Medical REIT ‡	34,612	271,358
Global Net Lease ‡	114,303	821,839
Hudson Pacific Properties ‡	78,628	246,106
Independence Realty Trust ‡	128,821	2,474,651
Industrial Logistics Properties Trust ‡	37,499	148,871
Innovative Industrial Properties, Cl A ‡	16,052	1,150,607
InvenTrust Properties ‡	44,157	1,313,229
JBG SMITH Properties ‡	46,414	719,881
Kennedy-Wilson Holdings	64,699	585,526
Kite Realty Group Trust ‡	123,788	2,865,692
LTC Properties ‡	25,467	876,065
LXP Industrial Trust ‡	165,592	1,377,725
Macerich ‡	134,962	2,804,510
Marcus & Millichap	13,368	510,123
Maui Land & Pineapple *	4,385	88,270
National Health Investors ‡	23,858	1,624,968
NET Lease Office Properties ‡	8,459	270,011
NETSTREIT ‡	44,306	641,551
Newmark Group, Cl A	74,984	1,059,524
NexPoint Diversified Real Estate Trust ‡	19,343	106,967
NexPoint Residential Trust ‡	12,722	502,265
Offerpad Solutions * (A)	5,964	13,956
One Liberty Properties ‡	9,086	233,238
Opendoor Technologies *	356,458	491,912
Orion Office REIT ‡	32,149	130,203
Outfront Media ‡	83,912	1,543,981
Paramount Group ‡	105,123	514,051

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Peakstone Realty Trust ‡	20,803	$223,632
Pebblebrook Hotel Trust ‡	68,003	892,879
Phillips Edison ‡	69,992	2,542,809
Piedmont Office Realty Trust, Cl A ‡	70,239	613,889
Plymouth Industrial REIT ‡	22,848	383,846
Postal Realty Trust, Cl A ‡	12,374	162,842
PotlatchDeltic ‡	45,268	2,024,838
RE/MAX Holdings, Cl A *	10,287	102,664
Redfin *	67,455	539,640
Retail Opportunity Investments ‡	70,604	1,233,452
RLJ Lodging Trust ‡	86,774	846,047
RMR Group, Cl A	8,882	165,827
Ryman Hospitality Properties ‡	33,414	3,503,124
Sabra Health Care REIT ‡	134,811	2,252,692
Safehold ‡	29,504	478,260
Saul Centers ‡	6,039	220,544
Service Properties Trust ‡	94,823	270,246
SITE Centers ‡	27,062	405,389
SL Green Realty ‡	40,182	2,707,865
St. Joe	20,532	987,589
Star Holdings *	7,488	66,568
Stratus Properties *	3,226	62,230
Strawberry Fields REIT ‡	3,424	38,349
Summit Hotel Properties ‡	59,794	401,218
Sunstone Hotel Investors ‡	115,883	1,312,954
Tanger ‡	60,688	1,991,780
Tejon Ranch *	12,022	194,997
Terreno Realty ‡	54,459	3,562,708
Transcontinental Realty Investors *	717	18,527
UMH Properties ‡	41,151	740,306
Uniti Group ‡	137,598	749,909
Universal Health Realty Income Trust ‡	7,357	287,217
Urban Edge Properties ‡	71,762	1,459,639
Veris Residential ‡	44,681	712,215
Whitestone REIT, Cl B ‡	28,104	376,594
Xenia Hotels & Resorts ‡	58,050	868,428
		92,561,898

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.5%
ALLETE	33,102	$2,172,153
Altus Power, Cl A *	43,516	175,369
American States Water	21,242	1,582,529
Avista	44,608	1,633,545
Black Hills	39,938	2,345,559
Cadiz *	23,996	118,540
California Water Service Group	33,960	1,538,048
Chesapeake Utilities	12,596	1,539,861
Consolidated Water	8,625	225,803
Genie Energy, Cl B	7,217	103,420
Global Water Resources	6,661	76,602
Hawaiian Electric Industries *	94,346	862,322
MGE Energy	20,777	1,866,813
Middlesex Water	10,047	508,780
Montauk Renewables *	37,808	158,037
New Jersey Resources	56,005	2,685,440
Northwest Natural Holding	21,835	871,653
Northwestern Energy Group	35,133	1,894,020
ONE Gas	32,103	2,267,756
Ormat Technologies	32,895	2,110,214
Otter Tail	23,570	1,815,833
PNM Resources	51,322	2,481,419
Portland General Electric	59,300	2,439,602
Pure Cycle *	11,832	139,026
RGC Resources	4,734	100,692
SJW Group	19,046	956,681
Southwest Gas Holdings	34,720	2,592,890
Spire	32,382	2,297,827
Sunnova Energy International *	62,272	160,039
Unitil	9,097	487,326
York Water	8,156	252,265
		38,460,064
TOTAL UNITED STATES		1,516,910,472
TOTAL COMMON STOCK (Cost $1,414,204,969)		1,563,451,854

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.310% (Cost $3,082,721)	3,082,721	$3,082,721

	Face Amount
REPURCHASE AGREEMENT(C) — 1.2%
RBC Capital Markets 4.310%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $18,100,873 (collateralized by a U.S. Treasury Obligations, par value $20,151,843, 1.250%, 03/31/2028, with a total market value of $18,464,126) (Cost $18,094,495)	$18,094,495	18,094,495
TOTAL INVESTMENTS — 101.1% (Cost $1,435,382,185)		$1,584,629,070

Percentages are based on Net Assets of $1,566,734,305.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts

Russell 2000 Index E-MINI	27	Mar-2025	$3,085,935	$3,098,790	$12,855

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $30,562,736.
(B)	Affiliated investment.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2025.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $31,457,964. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $0.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,563,379,103	$72,751	$—	$1,563,451,854
Short-Term Investment	3,082,721	—	—	3,082,721
Repurchase Agreement	—	18,094,495	—	18,094,495
Total Investments in Securities	$1,566,461,824	$18,167,246	$—	$1,584,629,070

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$12,855	$—	$—	$12,855
Total Other Financial Instruments	$12,855	$—	$—	$12,855

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Centrus Energy, Cl A

$795,185	$56,798	$(14,251)	$(166,151)	$5,913	$677,494	$—	$—
Energy Fuels

606,557	47,807	(14,155)	(78,043)	2,823	564,989	—	—
Northwest Pipe

231,184	26,425	(6,143)	14,120	2,232	267,818	—	—
NuScale Power

825,719	131,450	(22,712)	201,554	14,031	1,150,042	—	—
Uranium Energy

1,612,552	129,882	(51,983)	(91,095)	5,417	1,604,773	—	—
Ur-Energy

234,606	23,775	(5,331)	(42,771)	116	210,395	—	—
Totals:

$4,305,803	$416,137	$(114,575)	$(162,386)	$30,532	$4,475,511	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM — 3.7%
Utilities — 3.7%
National Grid ADR	35,243	$2,163,920

UNITED STATES — 96.2%
Consumer Discretionary — 0.0%
EVgo, Cl A *	9,870	34,249

Industrials — 20.5%
Ameresco, Cl A *	3,995	90,407
American Superconductor *	4,230	111,122
AMETEK	14,155	2,612,447
Blink Charging *	10,105	12,328
Bloom Energy, Cl A *	23,140	545,641
ChargePoint Holdings *	43,820	42,164
Eaton PLC	6,889	2,248,845
EnerSys	4,508	437,592
Eos Energy Enterprises *	23,140	132,824
Fluence Energy, Cl A *	8,695	113,122
Hubbell, Cl B	5,252	2,221,648
MasTec *	6,873	997,204
NuScale Power *(A)	6,580	156,867
Quanta Services	7,635	2,348,602
		12,070,813
Utilities — 75.7%
ALLETE	6,580	431,780
Alliant Energy	27,924	1,644,165
Altus Power, Cl A *	8,695	35,041
Ameren	26,996	2,543,023
American Electric Power	23,806	2,341,558
Avista	8,695	318,411
Clearway Energy, Cl C	9,275	240,501
Constellation Energy	8,898	2,669,222
Dominion Energy	40,019	2,224,656
Duke Energy	19,856	2,223,673
Edison International	28,055	1,514,970
Entergy	35,452	2,874,448
Evergy	24,904	1,598,090

Schedules of Investments	January 31, 2025 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	36,259	$2,091,419
Exelon	58,513	2,340,520
FirstEnergy	54,897	2,184,901
Hawaiian Electric Industries *	17,860	163,240
IDACORP, Cl Rights	5,840	642,050
NextEra Energy	28,414	2,033,306
Northwestern Energy Group	6,777	365,348
OGE Energy	21,965	927,582
Ormat Technologies	6,628	425,186
Pinnacle West Capital	12,632	1,098,479
PNM Resources	9,980	482,533
Public Service Enterprise Group	26,739	2,233,776
Southern	25,713	2,158,606
Sunnova Energy International *	14,100	36,237
Talen Energy *	4,813	1,067,186
Vistra	18,297	3,074,445
Xcel Energy	37,428	2,515,162
		44,499,514
TOTAL UNITED STATES		56,604,576
TOTAL COMMON STOCK (Cost $59,277,537)		58,768,496
TOTAL INVESTMENTS — 99.9% (Cost $59,277,537)		$58,768,496

Percentages are based on Net Assets of $58,798,298.

*	Non-income producing security.
(A)	Affiliated investment.

As of January 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X U.S. Electrification ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
NuScale Power

$—	$190,063	$(48,219)	$11,371	$3,652	$156,867	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
H15T5Y — Harmonized Index of Consumer Prices
ICE — Intercontinental Exchange
KSCP — Kuwaiti Shareholding Company Public
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
TSFR3M — Term Secured Overnight Financing Rate 3 Month
US0003M — ICE LIBOR USD 3 Month

GLX-QH-003-2700

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.6%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	16,740	$3,491,127

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A (A)	39,535	15,218,998

JERSEY — 0.0%
Utilities — 0.0%
Aptive PLC *(A)	15,994	998,346

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	19,551	2,892,962

UNITED STATES — 100.9%
Communication Services — 10.1%
Alphabet, Cl A (A)	369,751	75,436,599
Alphabet, Cl C (A)	301,016	61,888,890
AT&T (A)	446,784	10,602,184
Charter Communications, Cl A *(A)	6,011	2,076,740
Comcast, Cl A (A)	241,209	8,119,095
Electronic Arts (A)	14,614	1,796,207
Fox, Cl A (A)	13,120	671,482
Fox, Cl B (A)	8,097	393,514
Interpublic Group (A)	22,390	641,921
Live Nation Entertainment *(A)	9,994	1,445,932
Match Group (A)	13,452	480,236
Meta Platforms, Cl A (A)	137,952	95,073,759
Netflix *(A)	26,980	26,352,985
News, Cl A (A)	25,811	725,805
News, Cl B (A)	2,956	93,557
Omnicom Group (A)	11,715	1,016,745
Paramount Global, Cl B (A)	44,795	487,370
Take-Two Interactive Software *(A)	10,441	1,936,910
T-Mobile US (A)	31,527	7,344,845
Verizon Communications (A)	266,607	10,501,650

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney (A)	114,733	$12,971,713
Warner Bros Discovery *(A)	135,467	1,414,276
		321,472,415
Consumer Discretionary — 11.6%
Airbnb, Cl A *(A)	28,713	3,766,284
Amazon.com *(A)	593,008	140,946,141
AutoZone *(A)	979	3,279,856
Best Buy (A)	13,443	1,154,216
Booking Holdings (A)	1,962	9,295,093
BorgWarner (A)	14,816	472,630
Caesars Entertainment *(A)	16,944	610,831
CarMax *(A)	11,534	987,772
Carnival *(A)	62,643	1,733,332
Chipotle Mexican Grill, Cl A *(A)	85,435	4,985,132
Darden Restaurants (A)	6,906	1,348,327
Deckers Outdoor *(A)	9,219	1,635,082
Domino’s Pizza (A)	2,249	1,010,071
DR Horton (A)	18,958	2,690,140
eBay (A)	31,948	2,155,851
Expedia Group *(A)	7,822	1,337,171
Ford Motor (A)	254,777	2,568,152
Garmin (A)	9,370	2,022,514
General Motors (A)	68,209	3,373,617
Genuine Parts (A)	9,766	1,135,297
Hasbro (A)	9,913	573,368
Hilton Worldwide Holdings (A)	15,133	3,875,107
Home Depot (A)	63,079	25,987,286
Las Vegas Sands (A)	24,132	1,105,970
Lennar, Cl A (A)	15,811	2,075,036
LKQ (A)	19,110	714,523
Lowe’s (A)	35,955	9,349,738
Lululemon Athletica *(A)	6,968	2,886,146
Marriott International, Cl A (A)	14,942	4,341,996
McDonald’s (A)	45,448	13,120,838
MGM Resorts International *(A)	16,634	573,540
Mohawk Industries *(A)	3,734	456,668
NIKE, Cl B (A)	77,473	5,957,674
Norwegian Cruise Line Holdings *(A)	30,480	864,108

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NVR *(A)	177	$1,418,864
O’Reilly Automotive *(A)	3,369	4,360,901
Pool (A)	2,585	889,886
PulteGroup (A)	13,408	1,525,562
Ralph Lauren, Cl A (A)	2,609	651,467
Ross Stores (A)	21,361	3,216,112
Royal Caribbean Cruises (A)	15,317	4,083,512
Starbucks (A)	71,539	7,703,320
Tapestry (A)	14,502	1,057,776
Tesla *(A)	176,866	71,559,984
TJX (A)	70,118	8,750,025
Tractor Supply (A)	34,050	1,850,958
Ulta Beauty *(A)	3,037	1,251,700
Wynn Resorts (A)	6,683	580,419
Yum! Brands (A)	17,532	2,287,926
		369,577,919
Consumer Staples — 5.6%
Altria Group (A)	109,730	5,731,198
Archer-Daniels-Midland (A)	28,612	1,465,793
Brown-Forman, Cl B (A)	14,502	478,711
Bunge Global (A)	8,621	656,317
Campbell Soup (A)	11,462	444,382
Church & Dwight (A)	16,093	1,698,133
Clorox (A)	7,542	1,196,765
Coca-Cola (A)	246,403	15,641,663
Colgate-Palmolive (A)	51,135	4,433,405
Conagra Brands (A)	29,134	754,279
Constellation Brands, Cl A (A)	10,214	1,846,691
Costco Wholesale (A)	27,964	27,401,364
Dollar General (A)	15,832	1,125,022
Dollar Tree *(A)	11,638	853,647
Estee Lauder, Cl A (A)	14,882	1,241,605
General Mills (A)	36,630	2,202,928
Hershey (A)	9,811	1,464,292
Hormel Foods (A)	20,213	605,986
J M Smucker (A)	7,380	788,848
Kellanova (A)	18,021	1,472,856
Kenvue (A)	117,545	2,502,533

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper (A)	68,707	$2,205,495
Kimberly-Clark (A)	21,995	2,858,690
Kraft Heinz (A)	53,387	1,593,068
Kroger (A)	42,096	2,594,797
Lamb Weston Holdings (A)	10,500	629,370
McCormick (A)	15,605	1,205,174
Molson Coors Beverage, Cl B (A)	12,533	686,182
Mondelez International, Cl A (A)	85,935	4,983,371
Monster Beverage *(A)	45,796	2,230,723
PepsiCo (A)	87,256	13,148,607
Philip Morris International (A)	98,507	12,825,611
Procter & Gamble (A)	150,068	24,909,787
Sysco (A)	32,112	2,341,607
Target (A)	30,537	4,211,358
Tyson Foods, Cl A (A)	16,131	911,240
Walgreens Boots Alliance (A)	51,055	524,845
Walmart (A)	276,654	27,156,357
		179,022,700
Energy — 3.2%
APA (A)	22,209	487,043
Baker Hughes, Cl A (A)	62,768	2,898,626
Chevron (A)	106,107	15,830,103
ConocoPhillips (A)	81,668	8,071,249
Coterra Energy (A)	42,257	1,171,364
Devon Energy (A)	36,807	1,255,119
Diamondback Energy (A)	11,683	1,920,218
EOG Resources (A)	36,615	4,605,801
EQT (A)	35,710	1,825,495
Exxon Mobil (A)	280,083	29,921,267
Halliburton (A)	52,525	1,366,701
Hess (A)	17,578	2,443,869
Kinder Morgan (A)	123,001	3,380,068
Marathon Petroleum (A)	21,461	3,127,082
Occidental Petroleum (A)	41,224	1,923,100
ONEOK (A)	37,795	3,672,540
Phillips 66 (A)	24,562	2,895,123
Schlumberger (A)	85,356	3,438,140
Targa Resources (A)	12,999	2,558,203

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Texas Pacific Land (A)	1,037	$1,345,165
Valero Energy (A)	20,485	2,724,505
Williams (A)	79,149	4,387,229
		101,248,010
Financials — 14.3%
Aflac (A)	33,260	3,571,459
Allstate (A)	16,875	3,245,569
American Express (A)	35,385	11,232,968
American International Group (A)	38,290	2,820,441
Ameriprise Financial (A)	6,336	3,442,729
Aon PLC, Cl A (A)	13,618	5,049,827
Apollo Global Management (A)	28,068	4,799,067
Arch Capital Group (A)	23,629	2,199,151
Arthur J Gallagher (A)	15,193	4,585,551
Assurant (A)	3,076	661,924
Bank of America (A)	424,697	19,663,471
Bank of New York Mellon (A)	46,912	4,031,148
Berkshire Hathaway, Cl B *(A)	115,822	54,282,297
BlackRock Funding (A)	9,100	9,787,050
Blackstone (A)	45,517	8,061,516
Brown & Brown (A)	14,116	1,477,381
Capital One Financial (A)	24,739	5,039,582
Cboe Global Markets (A)	6,495	1,327,123
Charles Schwab (A)	94,357	7,805,211
Chubb (A)	24,165	6,569,980
Cincinnati Financial (A)	9,383	1,285,940
Citigroup (A)	119,473	9,728,686
Citizens Financial Group (A)	27,359	1,301,468
CME Group, Cl A (A)	22,057	5,216,922
Corpay *(A)	4,543	1,728,566
Discover Financial Services (A)	15,737	3,164,553
Erie Indemnity, Cl A (A)	1,338	539,147
Everest Group (A)	2,557	888,583
FactSet Research Systems (A)	2,108	1,000,056
Fidelity National Information Services (A)	36,236	2,952,147
Fifth Third Bancorp (A)	46,346	2,053,591
Fiserv *(A)	35,966	7,770,095
Franklin Resources (A)	18,056	401,565

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Global Payments (A)	16,150	$1,822,528
Globe Life (A)	6,236	761,353
Goldman Sachs Group (A)	20,060	12,846,424
Hartford Financial Services Group (A)	18,478	2,061,221
Huntington Bancshares (A)	88,878	1,528,702
Intercontinental Exchange (A)	36,081	5,766,826
Invesco (A)	22,911	440,579
Jack Henry & Associates (A)	5,259	915,539
JPMorgan Chase (A)	177,967	47,570,579
KeyCorp (A)	66,202	1,190,312
KKR (A)	43,896	7,333,705
Loews (A)	11,248	961,142
M&T Bank (A)	11,110	2,235,776
MarketAxess Holdings (A)	1,796	396,251
Marsh & McLennan (A)	31,678	6,870,325
Mastercard, Cl A (A)	52,270	29,032,326
MetLife (A)	38,789	3,355,636
Moody’s (A)	9,590	4,789,630
Morgan Stanley (A)	78,565	10,875,753
MSCI, Cl A (A)	5,252	3,134,236
Nasdaq (A)	26,783	2,205,312
Northern Trust (A)	12,428	1,395,540
PayPal Holdings *(A)	64,267	5,692,771
PNC Financial Services Group (A)	25,709	5,166,224
Principal Financial Group (A)	13,469	1,110,519
Progressive (A)	36,416	8,974,359
Prudential Financial (A)	23,305	2,814,312
Raymond James Financial (A)	10,568	1,780,497
Regions Financial (A)	54,126	1,333,665
S&P Global (A)	20,248	10,557,510
State Street (A)	18,361	1,865,845
Synchrony Financial (A)	25,633	1,768,164
T Rowe Price Group (A)	13,383	1,564,740
Travelers (A)	14,588	3,576,686
Truist Financial (A)	86,836	4,135,130
US Bancorp (A)	101,909	4,869,212
Visa, Cl A (A)	109,146	37,306,103
W R Berkley (A)	17,768	1,045,291
Wells Fargo (A)	211,407	16,658,872

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Willis Towers Watson PLC (A)	6,425	$2,117,455
		457,511,814
Health Care — 10.7%
Abbott Laboratories (A)	110,179	14,095,199
AbbVie (A)	112,472	20,683,601
Agilent Technologies (A)	17,602	2,667,055
Align Technology *(A)	4,855	1,063,779
Amgen (A)	33,504	9,562,712
Baxter International (A)	32,581	1,060,837
Becton Dickinson (A)	18,499	4,580,352
Biogen *(A)	9,289	1,336,966
Bio-Techne (A)	10,546	775,658
Boston Scientific *(A)	93,165	9,536,369
Bristol-Myers Squibb (A)	127,804	7,534,046
Cardinal Health (A)	15,134	1,871,470
Cencora (A)	10,509	2,671,493
Centene *(A)	32,860	2,104,026
Charles River Laboratories International *(A)	3,592	591,818
Cigna Group (A)	17,237	5,071,298
Cooper *(A)	12,522	1,208,999
CVS Health (A)	76,366	4,313,152
Danaher (A)	41,369	9,214,531
DaVita *(A)	2,254	397,155
Dexcom *(A)	23,491	2,039,724
Edwards Lifesciences *(A)	38,043	2,756,215
Elevance Health (A)	15,028	5,946,580
Eli Lilly (A)	49,807	40,397,462
GE HealthCare Technologies (A)	28,160	2,486,528
Gilead Sciences (A)	78,613	7,641,184
HCA Healthcare (A)	12,197	4,023,912
Henry Schein *(A)	8,447	675,760
Hologic *(A)	15,518	1,119,468
Humana (A)	7,824	2,294,232
IDEXX Laboratories *(A)	5,469	2,308,191
Incyte *(A)	11,949	886,138
Insulet *(A)	4,433	1,234,059
Intuitive Surgical *(A)	22,578	12,911,907
IQVIA Holdings *(A)	11,188	2,252,816

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson (A)	153,110	$23,295,686
Labcorp Holdings (A)	6,060	1,513,788
McKesson (A)	8,027	4,774,058
Medtronic PLC (A)	83,007	7,538,696
Merck (A)	160,559	15,866,440
Mettler-Toledo International *(A)	1,307	1,783,323
Moderna *(A)	21,759	857,740
Molina Healthcare *(A)	3,369	1,045,771
Pfizer (A)	352,493	9,348,114
Quest Diagnostics (A)	6,425	1,047,917
Regeneron Pharmaceuticals *(A)	6,771	4,556,748
ResMed (A)	9,777	2,309,132
Revvity (A)	9,015	1,137,062
Solventum *(A)	9,399	696,090
STERIS PLC (A)	6,665	1,470,632
Stryker (A)	21,702	8,491,776
Teleflex (A)	3,243	584,518
Thermo Fisher Scientific (A)	24,152	14,436,858
UnitedHealth Group (A)	58,768	31,881,052
Universal Health Services, Cl B (A)	3,873	730,293
Vertex Pharmaceuticals *(A)	16,585	7,656,963
Viatris (A)	84,673	955,111
Waters *(A)	3,749	1,557,635
West Pharmaceutical Services (A)	4,766	1,627,827
Zimmer Biomet Holdings (A)	11,876	1,300,184
Zoetis, Cl A (A)	28,294	4,835,445
		340,613,551
Industrials — 8.4%
3M (A)	35,499	5,402,948
A O Smith (A)	8,649	582,078
Allegion PLC (A)	6,379	846,685
AMETEK (A)	15,014	2,770,984
Automatic Data Processing (A)	25,488	7,723,119
Axon Enterprise *(A)	4,643	3,028,072
Boeing *(A)	47,071	8,308,973
Broadridge Financial Solutions (A)	7,498	1,786,174
Builders FirstSource *(A)	7,190	1,202,743
Carrier Global (A)	54,425	3,558,306

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	30,551	$11,347,863
CH Robinson Worldwide (A)	6,902	686,680
Cintas (A)	22,364	4,485,547
Copart *(A)	56,545	3,275,652
CSX (A)	119,887	3,940,686
Cummins (A)	8,668	3,087,975
Dayforce *(A)	10,567	747,510
Deere (A)	16,448	7,838,459
Delta Air Lines (A)	41,021	2,759,483
Dover (A)	8,434	1,717,837
Eaton PLC (A)	24,475	7,989,619
Emerson Electric (A)	34,706	4,510,045
Equifax (A)	7,484	2,056,453
Expeditors International of Washington (A)	10,052	1,141,706
Fastenal (A)	37,103	2,717,424
FedEx (A)	14,854	3,934,379
Fortive (A)	23,823	1,937,525
GE Vernova (A)	17,748	6,617,874
Generac Holdings *(A)	4,859	725,594
General Dynamics (A)	16,475	4,233,745
General Electric (A)	68,530	13,950,652
Honeywell International (A)	40,331	9,022,851
Howmet Aerospace (A)	24,805	3,139,817
Hubbell, Cl B (A)	3,083	1,304,140
Huntington Ingalls Industries (A)	2,522	497,490
IDEX (A)	5,567	1,248,734
Illinois Tool Works (A)	16,639	4,312,163
Ingersoll Rand (A)	25,631	2,404,188
Jacobs Solutions (A)	8,909	1,248,418
JB Hunt Transport Services (A)	4,040	691,729
Johnson Controls International (A)	43,972	3,429,816
L3Harris Technologies (A)	12,317	2,611,327
Leidos Holdings (A)	8,171	1,160,527
Lennox International (A)	2,137	1,266,002
Lockheed Martin (A)	13,045	6,039,183
Masco (A)	15,711	1,245,568
Nordson (A)	3,113	685,545
Norfolk Southern (A)	14,492	3,699,808
Northrop Grumman (A)	8,457	4,120,842

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Old Dominion Freight Line (A)	11,828	$2,195,395
Otis Worldwide (A)	25,805	2,462,313
PACCAR (A)	33,639	3,729,892
Parker-Hannifin (A)	8,404	5,942,048
Paychex (A)	20,886	3,084,236
Paycom Software (A)	2,428	503,956
Pentair PLC (A)	11,387	1,180,604
Quanta Services (A)	9,405	2,893,072
Republic Services, Cl A (A)	13,366	2,898,684
Rockwell Automation (A)	7,322	2,038,664
Rollins (A)	16,749	829,075
RTX (A)	82,866	10,685,571
Snap-On (A)	2,871	1,019,636
Southwest Airlines (A)	35,148	1,079,395
Stanley Black & Decker (A)	9,078	799,499
Textron (A)	11,063	846,430
Trane Technologies PLC (A)	14,152	5,133,638
TransDigm Group (A)	3,285	4,445,722
Uber Technologies *(A)	130,880	8,749,328
Union Pacific (A)	38,255	9,479,206
United Airlines Holdings *(A)	20,055	2,122,621
United Parcel Service, Cl B (A)	45,840	5,236,303
United Rentals (A)	4,004	3,035,272
Veralto (A)	15,679	1,621,052
Verisk Analytics, Cl A (A)	9,166	2,634,675
Waste Management (A)	22,277	4,906,732
Westinghouse Air Brake Technologies (A)	11,280	2,345,338
WW Grainger (A)	2,700	2,869,209
Xylem (A)	14,696	1,822,892
		269,631,396
Information Technology — 30.5%
Adobe *(A)	28,052	12,271,347
Advanced Micro Devices *(A)	103,092	11,953,517
Akamai Technologies *(A)	10,592	1,058,141
Amphenol, Cl A (A)	75,506	5,344,315
Analog Devices (A)	31,954	6,770,733
ANSYS *(A)	5,450	1,910,225
Apple (A)	958,250	226,147,000

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials (A)	52,106	$9,397,317
Arista Networks *(A)	64,038	7,379,099
Autodesk *(A)	13,877	4,320,465
Broadcom (A)	295,503	65,385,949
Cadence Design Systems *(A)	17,834	5,307,755
CDW (A)	8,590	1,710,613
Cisco Systems (A)	253,325	15,351,495
Cognizant Technology Solutions, Cl A (A)	31,983	2,642,116
Corning (A)	48,522	2,527,026
Crowdstrike Holdings, Cl A *(A)	15,229	6,062,208
Dell Technologies, Cl C (A)	18,921	1,960,216
Enphase Energy *(A)	9,421	586,740
EPAM Systems *(A)	3,767	956,667
F5 *(A)	3,496	1,039,221
Fair Isaac *(A)	1,406	2,634,225
First Solar *(A)	6,880	1,152,538
Fortinet *(A)	40,078	4,043,069
Gartner *(A)	5,054	2,743,463
Gen Digital (A)	33,552	902,884
GoDaddy, Cl A *(A)	8,760	1,862,814
Hewlett Packard Enterprise (A)	78,106	1,655,066
HP (A)	59,538	1,934,985
Intel (A)	270,673	5,259,176
International Business Machines (A)	58,756	15,023,909
Intuit (A)	17,584	10,576,952
Jabil (A)	6,684	1,085,548
Juniper Networks (A)	22,154	772,288
Keysight Technologies *(A)	10,469	1,867,146
KLA (A)	8,595	6,345,173
Lam Research (A)	79,338	6,430,345
Microchip Technology (A)	33,284	1,807,321
Micron Technology (A)	69,534	6,344,282
Microsoft (A)	471,391	195,655,548
Monolithic Power Systems (A)	3,169	2,019,826
Motorola Solutions (A)	10,261	4,814,974
NetApp (A)	13,818	1,687,178
NVIDIA (A)	1,555,189	186,731,543
ON Semiconductor *(A)	27,722	1,450,969
Oracle (A)	102,377	17,410,233

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palantir Technologies, Cl A *(A)	129,612	$10,691,694
Palo Alto Networks *(A)	41,513	7,655,827
PTC *(A)	7,083	1,370,419
QUALCOMM (A)	70,199	12,139,513
Roper Technologies (A)	6,911	3,978,317
Salesforce (A)	60,800	20,775,360
Seagate Technology Holdings (A)	13,619	1,312,327
ServiceNow *(A)	13,202	13,444,653
Skyworks Solutions (A)	11,422	1,013,817
Super Micro Computer *(A)	29,716	847,500
Synopsys *(A)	9,464	4,973,143
Teledyne Technologies *(A)	2,865	1,464,960
Teradyne (A)	10,729	1,242,311
Texas Instruments (A)	57,931	10,694,642
Trimble *(A)	16,756	1,256,030
Tyler Technologies *(A)	2,802	1,685,795
VeriSign *(A)	5,930	1,274,950
Western Digital *(A)	23,209	1,511,602
Workday, Cl A *(A)	13,314	3,489,067
Zebra Technologies, Cl A *(A)	3,008	1,178,956
		974,294,503
Materials — 2.0%
Air Products & Chemicals (A)	14,311	4,797,906
Albemarle (A)	8,173	688,085
Amcor PLC (A)	105,096	1,021,533
Avery Dennison (A)	5,144	955,395
Ball (A)	18,113	1,008,894
Celanese, Cl A (A)	7,217	512,696
CF Industries Holdings (A)	10,555	973,276
Corteva (A)	45,110	2,944,330
Dow (A)	45,542	1,778,415
DuPont de Nemours (A)	27,110	2,082,048
Eastman Chemical (A)	8,351	832,177
Ecolab (A)	16,579	4,147,900
FMC (A)	8,850	493,653
Freeport-McMoRan (A)	94,498	3,387,753
International Flavors & Fragrances (A)	16,380	1,426,534
International Paper (A)	24,412	1,358,040

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC (A)	30,193	$13,469,701
LyondellBasell Industries, Cl A (A)	16,742	1,267,369
Martin Marietta Materials (A)	3,938	2,142,745
Mosaic (A)	23,702	661,049
Newmont (A)	75,294	3,216,560
Nucor (A)	14,924	1,916,689
Packaging Corp of America (A)	5,609	1,192,810
PPG Industries (A)	15,847	1,828,427
Sherwin-Williams (A)	14,527	5,202,990
Smurfit WestRock (A)	29,533	1,567,907
Steel Dynamics (A)	8,221	1,053,932
Vulcan Materials (A)	8,471	2,322,325
		64,251,139
Real Estate — 2.1%
Alexandria Real Estate Equities ‡(A)	9,270	902,435
American Tower ‡(A)	29,324	5,423,474
AvalonBay Communities ‡(A)	8,790	1,947,073
BXP ‡(A)	8,297	606,843
Camden Property Trust ‡(A)	6,284	714,554
CBRE Group, Cl A *(A)	19,433	2,812,732
CoStar Group *(A)	25,310	1,938,746
Crown Castle ‡(A)	27,867	2,487,966
Digital Realty Trust ‡(A)	19,825	3,248,525
Equinix ‡(A)	6,313	5,767,936
Equity Residential ‡(A)	21,254	1,501,170
Essex Property Trust ‡(A)	3,501	996,280
Extra Space Storage ‡(A)	13,725	2,113,650
Federal Realty Investment Trust ‡(A)	4,729	513,711
Healthpeak Properties ‡(A)	48,666	1,005,440
Host Hotels & Resorts ‡(A)	42,709	713,667
Invitation Homes ‡(A)	38,092	1,186,566
Iron Mountain ‡(A)	18,262	1,854,871
Kimco Realty ‡(A)	44,291	994,333
Mid-America Apartment Communities ‡(A)	8,048	1,227,964
Millrose Properties, Cl A *(B)	7,720	71,791
ProLogis ‡(A)	58,307	6,953,110
Public Storage ‡(A)	10,176	3,037,332
Realty Income ‡(A)	53,742	2,936,463

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Regency Centers ‡(A)	9,542	$685,497
SBA Communications, Cl A ‡(A)	6,799	1,343,210
Simon Property Group ‡(A)	19,769	3,437,038
UDR ‡(A)	21,306	889,312
Ventas ‡(A)	25,932	1,566,811
VICI Properties, Cl A ‡(A)	63,853	1,900,904
Welltower ‡(A)	36,978	5,046,757
Weyerhaeuser ‡(A)	43,101	1,319,753
		67,145,914
Utilities — 2.4%
AES (A)	45,251	497,761
Alliant Energy (A)	17,030	1,002,726
Ameren (A)	15,649	1,474,136
American Electric Power (A)	34,099	3,353,978
American Water Works (A)	12,364	1,541,049
Atmos Energy (A)	9,292	1,324,203
CenterPoint Energy (A)	45,072	1,467,995
CMS Energy (A)	21,215	1,400,190
Consolidated Edison (A)	21,853	2,048,500
Constellation Energy (A)	19,320	5,795,614
Dominion Energy (A)	54,381	3,023,040
DTE Energy (A)	13,200	1,582,416
Duke Energy (A)	48,646	5,447,865
Edison International (A)	24,084	1,300,536
Entergy (A)	27,172	2,203,106
Evergy (A)	13,857	889,204
Eversource Energy (A)	22,541	1,300,165
Exelon (A)	64,552	2,582,080
FirstEnergy (A)	30,035	1,195,393
NextEra Energy (A)	127,776	9,143,650
NiSource (A)	29,270	1,091,771
NRG Energy (A)	12,652	1,296,071
PG&E (A)	138,249	2,163,597
Pinnacle West Capital (A)	7,179	624,286
PPL (A)	46,107	1,549,195
Public Service Enterprise Group (A)	31,642	2,643,373
Sempra (A)	40,793	3,382,963
Southern (A)	68,667	5,764,595

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Vistra (A)	21,049	$3,536,863
WEC Energy Group (A)	19,955	1,980,733
Xcel Energy (A)	35,754	2,402,669
		75,009,723
TOTAL UNITED STATES		3,219,779,084
TOTAL COMMON STOCK (Cost $2,225,439,839)		3,242,380,517
TOTAL INVESTMENTS — 101.6% (Cost $2,225,439,839)		$3,242,380,517

WRITTEN OPTIONS— (1.7)% (Premiums Received $(56,526,129))		$(54,662,895)

Percentages are based on Net Assets of $3,190,957,804.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.7)%
Call Options
S&P 500 Index	(5,367)	$(3,241,952,451)	$6,005	02/21/25	$(54,662,895)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,242,310,007.
(B)	Level 3 security in accordance with fair value hierarchy.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,242,308,726	$—	$71,791	$3,242,380,517
Total Investments in Securities	$3,242,308,726	$—	$71,791	$3,242,380,517

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(54,662,895)	$—	$—	$(54,662,895)
Total Other Financial Instruments	$(54,662,895)	$—	$—	$(54,662,895)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.8%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	28,373	$54,538,297

CHINA — 0.8%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	382,123	42,763,385

Information Technology — 0.3%
NXP Semiconductors	145,727	30,391,366

TOTAL CHINA		73,154,751
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding	50,529	37,356,595

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	245,484	19,282,768

Health Care — 0.3%
AstraZeneca ADR	312,344	22,101,461

Information Technology — 0.1%
ARM Holdings ADR *	66,478	10,606,565

TOTAL UNITED KINGDOM		51,990,794
UNITED STATES — 99.4%
Communication Services — 16.2%
Alphabet, Cl A	1,315,810	268,451,556
Alphabet, Cl C	1,245,494	256,073,567
Charter Communications, Cl A *	77,168	26,660,772
Comcast, Cl A	2,107,076	70,924,178
Electronic Arts	141,523	17,394,592
Meta Platforms, Cl A	490,498	338,041,412
Netflix *	236,707	231,205,929
Take-Two Interactive Software *	93,827	17,405,847
T-Mobile US	642,500	149,683,225

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	257,281	$30,534,109
Warner Bros Discovery *	1,310,448	13,681,077
		1,420,056,264
Consumer Discretionary — 14.4%
Airbnb, Cl A *	236,137	30,974,090
Amazon.com *	2,369,545	563,193,456
Booking Holdings	18,181	86,133,578
DoorDash, Cl A *	222,949	42,099,460
Lululemon Athletica *	62,639	25,945,074
Marriott International, Cl A	158,276	45,993,423
O’Reilly Automotive *	32,619	42,222,686
Ross Stores	179,126	26,969,210
Starbucks	624,131	67,206,426
Tesla *	816,787	330,472,020
		1,261,209,423
Consumer Staples — 5.3%
Costco Wholesale	245,167	240,234,240
Keurig Dr Pepper	727,618	23,356,538
Kraft Heinz	647,657	19,326,085
Mondelez International, Cl A	763,489	44,274,727
Monster Beverage *	525,447	25,594,523
PepsiCo	758,398	114,282,995
		467,069,108
Energy — 0.6%
Baker Hughes, Cl A	533,173	24,621,929
Diamondback Energy	157,672	25,914,970
		50,536,899
Financials — 0.6%
PayPal Holdings *	551,654	48,865,511

Health Care — 5.0%
Amgen	296,273	84,562,240
Biogen *	78,045	11,233,017
Dexcom *	214,775	18,648,913
GE HealthCare Technologies	244,231	21,565,597

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	687,452	$66,820,334
IDEXX Laboratories *	44,127	18,623,800
Intuitive Surgical *	196,627	112,447,049
Regeneron Pharmaceuticals *	61,369	41,300,110
Vertex Pharmaceuticals *	141,828	65,479,151
		440,680,211
Industrials — 4.8%
Automatic Data Processing	224,916	68,151,797
Axon Enterprise *	43,928	28,648,963
Cintas	226,160	45,360,911
Copart *	551,687	31,959,228
CSX	1,104,046	36,289,992
Fastenal	307,516	22,522,472
Honeywell International	359,404	80,405,863
Old Dominion Freight Line	114,893	21,325,290
PACCAR	300,273	33,294,270
Paychex	206,259	30,458,267
Verisk Analytics, Cl A	76,791	22,072,805
		420,489,858
Information Technology — 49.4%
Adobe *	243,109	106,348,032
Advanced Micro Devices *	897,024	104,009,933
Analog Devices	273,633	57,980,096
ANSYS *	46,710	16,371,855
Apple	3,407,562	804,184,632
Applied Materials	455,287	82,111,010
AppLovin, Cl A *	163,839	60,553,256
Atlassian, Cl A *	93,091	28,558,457
Autodesk *	123,573	38,473,218
Broadcom	1,740,707	385,166,238
Cadence Design Systems *	150,520	44,797,762
CDW	71,882	14,314,582
Cisco Systems	2,203,174	133,512,344
Cognizant Technology Solutions, Cl A	265,878	21,964,182
Crowdstrike Holdings, Cl A *	131,154	52,208,473
Datadog, Cl A *	180,363	25,739,604
Fortinet *	437,707	44,155,882

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GLOBALFOUNDRIES *	293,883	$12,187,328
Intel	2,371,930	46,086,600
Intuit	154,311	92,819,610
KLA	74,079	54,688,081
Lam Research	708,023	57,385,264
Marvell Technology	476,680	53,798,105
Microchip Technology	286,833	15,575,032
Micron Technology	613,254	55,953,295
Microsoft	1,675,375	695,381,148
MicroStrategy, Cl A *	125,273	41,940,148
MongoDB, Cl A *	39,480	10,790,674
NVIDIA	5,520,089	662,797,086
ON Semiconductor *	229,018	11,986,802
Palantir Technologies, Cl A *	1,205,127	99,410,926
Palo Alto Networks *	362,185	66,794,158
QUALCOMM	613,724	106,131,291
Roper Technologies	61,118	35,182,577
Synopsys *	86,201	45,296,901
Texas Instruments	504,307	93,100,115
Workday, Cl A *	121,384	31,809,891
Zscaler *	81,116	16,433,290
		4,325,997,878
Materials — 1.4%
Linde PLC	263,707	117,644,967

Real Estate — 0.2%
CoStar Group *	219,447	16,809,640

Utilities — 1.5%
American Electric Power	305,405	30,039,636
Constellation Energy	175,157	52,543,597
Exelon	536,433	21,457,320

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	331,347	$22,266,518
		126,307,071
TOTAL UNITED STATES		8,695,666,830
TOTAL COMMON STOCK (Cost $5,377,219,086)		8,912,707,267
TOTAL INVESTMENTS — 101.8% (Cost $5,377,219,086)		$8,912,707,267

WRITTEN OPTIONS— (1.9)% (Premiums Received $(206,175,615))		$(167,038,740)

Percentages are based on Net Assets of $8,750,966,115.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.9)%
Call Options
Nasdaq-100	(4,149)	$(8,911,242,945)	$21,450	02/21/25	$(167,038,740)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $8,906,326,728.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,912,707,267	$—	$—	$8,912,707,267
Total Investments in Securities	$8,912,707,267	$—	$—	$8,912,707,267

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(167,038,740)	$—	$—	$(167,038,740)
Total Other Financial Instruments	$(167,038,740)	$—	$—	$(167,038,740)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 102.0%
Global X Russell 2000 ETF (A)(B)(C)	17,059,343	$1,519,281,204
TOTAL EXCHANGE TRADED FUND (Cost $1,355,300,835)		1,519,281,204

	Number of Warrants
WARRANTS — 0.0%
United States — 0.0%
Pulse Biosciences, Expires 6/29/30 Strike Price $11.00*(D)	1,148	5,700
TOTAL WARRANTS (Cost $–)		5,700

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(D)	1	—
CinCor Pharma CVR# *(D)	15,984	48,911
Inhibrx CVR# *(D)	15,798	10,269
Novartis CVR# *(D)	26,043	10,157
OmniAb CVR# *(D)	2,421	—
OmniAb CVR# *(D)	2,421	—
TOTAL RIGHTS (Cost $–)		69,337

	Shares
COMMON STOCK — 0.0%
UNITED STATES — 0.0%
Health Care — 0.0%
Pulse Biosciences *(A)	574	12,014

TOTAL COMMON STOCK (Cost $6,314)		12,014
TOTAL INVESTMENTS — 102.0% (Cost $1,355,307,149)		$1,519,368,255

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

Value
WRITTEN OPTIONS— (2.1)% (Premiums Received $(35,095,614))	$(30,691,500)

Percentages are based on Net Assets of $1,489,836,594.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.1)%
Call Options
Russell 2000 Index	(6,636)	$(1,518,111,084)	$2,285	02/21/25	$(30,691,500)

*	Non-income producing security.
#	Expiration date not available.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,519,293,218.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.
(D)	Level 3 security in accordance with fair value hierarchy.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange Traded Fund	$1,519,281,204	$—	$—	$1,519,281,204
Warrant	—	—	5,700	5,700
Rights	—	—	69,337	69,337
COMMON STOCK	12,014	—	—	12,014
Total Investments in Securities	$1,519,293,218	$—	$75,037	$1,519,368,255

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(30,691,500)	$—	$—	$(30,691,500)
Total Other Financial Instruments	$(30,691,500)	$—	$—	$(30,691,500)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Global X Russell 2000 ETF

$1,424,845,753	$85,973,795	$(43,787,640)	$50,766,014	$1,483,282	$1,519,281,204	$8,787,684	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.0%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	343	$659,311

CHINA — 0.8%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	4,460	499,119

Information Technology — 0.3%
NXP Semiconductors	1,713	357,246

TOTAL CHINA		856,365
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding (A)	601	444,325

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	3,049	239,499

Health Care — 0.3%
AstraZeneca ADR	3,855	272,780

Information Technology — 0.1%
ARM Holdings ADR *	829	132,267

TOTAL UNITED KINGDOM		644,546
UNITED STATES — 98.5%
Communication Services — 16.1%
Alphabet, Cl A (A)	15,888	3,241,470
Alphabet, Cl C (A)	15,033	3,090,785
Charter Communications, Cl A *	966	333,743
Comcast, Cl A (A)	25,561	860,383
Electronic Arts	1,757	215,953
Meta Platforms, Cl A (A)	5,927	4,084,770
Netflix *(A)	2,865	2,798,417
Take-Two Interactive Software *	1,160	215,192
T-Mobile US	7,734	1,801,790

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	2,996	$355,565
Warner Bros Discovery *	16,242	169,567
		17,167,635
Consumer Discretionary — 14.3%
Airbnb, Cl A *(A)	2,897	380,000
Amazon.com *(A)	28,575	6,791,706
Booking Holdings (A)	229	1,084,901
DoorDash, Cl A *	2,598	490,581
Lululemon Athletica *	779	322,662
Marriott International, Cl A	1,858	539,916
O’Reilly Automotive *	384	497,057
Ross Stores	2,213	333,189
Starbucks	7,571	815,245
Tesla *	9,850	3,985,310
		15,240,567
Consumer Staples — 5.3%
Costco Wholesale (A)	2,964	2,904,364
Keurig Dr Pepper	9,018	289,478
Kraft Heinz	8,052	240,272
Mondelez International, Cl A	8,937	518,257
Monster Beverage *	6,464	314,861
PepsiCo	9,140	1,377,306
		5,644,538
Energy — 0.6%
Baker Hughes, Cl A	6,594	304,511
Diamondback Energy	1,935	318,037
		622,548
Financials — 0.6%
PayPal Holdings *	6,703	593,752

Health Care — 5.0%
Amgen (A)	3,614	1,031,508
Biogen *	978	140,764
Dexcom *	2,592	225,063
GE HealthCare Technologies	3,029	267,461

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	8,326	$809,287
IDEXX Laboratories *	525	221,576
Intuitive Surgical *	2,370	1,355,356
Regeneron Pharmaceuticals *	725	487,910
Vertex Pharmaceuticals *	1,738	802,400
		5,341,325
Industrials — 4.7%
Automatic Data Processing	2,714	822,369
Axon Enterprise *	493	321,525
Cintas	2,685	538,530
Copart *	6,415	371,621
CSX	12,888	423,629
Fastenal	3,801	278,385
Honeywell International (A)	4,368	977,209
Old Dominion Freight Line	1,427	264,865
PACCAR	3,480	385,862
Paychex	2,380	351,455
Verisk Analytics, Cl A	958	275,368
		5,010,818
Information Technology — 49.0%
Adobe *(A)	2,954	1,292,227
Advanced Micro Devices *(A)	10,870	1,260,376
Analog Devices	3,324	704,322
ANSYS *	579	202,940
Apple (A)	41,020	9,680,720
Applied Materials (A)	5,528	996,975
AppLovin, Cl A *	1,983	732,897
Atlassian, Cl A *	1,079	331,016
Autodesk *	1,441	448,641
Broadcom (A)	20,963	4,638,483
Cadence Design Systems *	1,836	546,430
CDW	865	172,256
Cisco Systems (A)	26,517	1,606,930
Cognizant Technology Solutions, Cl A	3,303	272,861
Crowdstrike Holdings, Cl A *	1,555	618,999
Datadog, Cl A *	2,102	299,976
Fortinet *	5,130	517,514

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GLOBALFOUNDRIES *	3,659	$151,739
Intel	28,840	560,361
Intuit	1,874	1,127,230
KLA	878	648,175
Lam Research	8,601	697,111
Marvell Technology	5,812	655,942
Microchip Technology	3,579	194,340
Micron Technology (A)	7,452	679,920
Microsoft (A)	20,192	8,380,892
MicroStrategy, Cl A *	1,497	501,181
MongoDB, Cl A *	473	129,280
NVIDIA (A)	66,455	7,979,252
ON Semiconductor *	2,837	148,489
Palantir Technologies, Cl A *	14,603	1,204,601
Palo Alto Networks *	4,401	811,632
QUALCOMM	7,445	1,287,464
Roper Technologies	718	413,317
Synopsys *	1,036	544,397
Texas Instruments	6,096	1,125,383
Workday, Cl A *	1,428	374,222
Zscaler *	1,027	208,060
		52,146,551
Materials — 1.3%
Linde PLC (A)	3,193	1,424,461

Real Estate — 0.2%
CoStar Group *	2,704	207,126

Utilities — 1.4%
American Electric Power	3,567	350,850
Constellation Energy	2,105	631,458
Exelon	6,680	267,200

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	3,807	$255,830
		1,505,338
TOTAL UNITED STATES		104,904,659
TOTAL COMMON STOCK (Cost $75,790,824)		107,509,206
TOTAL INVESTMENTS — 101.0% (Cost $75,790,824)		$107,509,206

WRITTEN OPTIONS— (0.9)% (Premiums Received $(1,243,195))		$(1,006,500)

Percentages are based on Net Assets of $106,494,213.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
Nasdaq-100	(25)	$(53,695,125)	$21,450	02/21/25	$(1,006,500)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $58,042,760.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,509,206	$—	$—	$107,509,206
Total Investments in Securities	$107,509,206	$—	$—	$107,509,206

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,006,500)	$—	$—	$(1,006,500)
Total Other Financial Instruments	$(1,006,500)	$—	$—	$(1,006,500)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.7%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	299	$62,357

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A (A)	753	289,867

JERSEY — 0.0%
Utilities — 0.0%
Aptive PLC *	269	16,791

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	370	54,749

UNITED STATES — 100.0%
Communication Services — 10.0%
Alphabet, Cl A (A)	7,121	1,452,826
Alphabet, Cl C (A)	5,801	1,192,686
AT&T (A)	8,775	208,231
Charter Communications, Cl A *(A)	127	43,877
Comcast, Cl A (A)	4,658	156,788
Electronic Arts (A)	280	34,415
Fox, Cl A (A)	274	14,023
Fox, Cl B (A)	222	10,789
Interpublic Group	495	14,192
Live Nation Entertainment *	190	27,489
Match Group	277	9,889
Meta Platforms, Cl A (A)	2,658	1,831,840
Netflix *	521	508,892
News, Cl A	437	12,288
News, Cl B	220	6,963
Omnicom Group	264	22,913
Paramount Global, Cl B	845	9,194
Take-Two Interactive Software *	199	36,916
T-Mobile US	601	140,015
Verizon Communications	5,161	203,292

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney (A)	2,214	$250,315
Warner Bros Discovery *	2,661	27,781
		6,215,614
Consumer Discretionary — 11.5%
Airbnb, Cl A *(A)	516	67,684
Amazon.com *(A)	11,396	2,708,601
AutoZone *(A)	18	60,304
Best Buy (A)	261	22,409
Booking Holdings (A)	40	189,502
BorgWarner (A)	291	9,283
Caesars Entertainment *(A)	217	7,823
CarMax *(A)	210	17,984
Carnival *(A)	1,251	34,615
Chipotle Mexican Grill, Cl A *(A)	1,670	97,445
Darden Restaurants (A)	148	28,896
Deckers Outdoor *(A)	187	33,166
Domino’s Pizza (A)	31	13,923
DR Horton (A)	361	51,226
eBay (A)	584	39,408
Expedia Group *(A)	154	26,326
Ford Motor (A)	4,725	47,628
Garmin (A)	188	40,580
General Motors (A)	1,333	65,930
Genuine Parts (A)	170	19,763
Hasbro (A)	154	8,907
Hilton Worldwide Holdings (A)	288	73,748
Home Depot (A)	1,228	505,911
Las Vegas Sands	415	19,019
Lennar, Cl A	280	36,747
LKQ	289	10,806
Lowe’s	690	179,428
Lululemon Athletica *	145	60,059
Marriott International, Cl A	274	79,622
McDonald’s	877	253,190
MGM Resorts International *	251	8,654
Mohawk Industries *	69	8,439
NIKE, Cl B	1,460	112,274
Norwegian Cruise Line Holdings *(A)	425	12,049

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NVR *	3	$24,049
O’Reilly Automotive *	70	90,609
Pool	47	16,180
PulteGroup	242	27,535
Ralph Lauren, Cl A	48	11,986
Ross Stores	406	61,127
Royal Caribbean Cruises (A)	292	77,847
Starbucks	1,376	148,168
Tapestry	239	17,433
Tesla *(A)	3,410	1,379,686
TJX	1,372	171,212
Tractor Supply	643	34,953
Ulta Beauty *	50	20,608
Wynn Resorts	132	11,464
Yum! Brands	347	45,283
		7,089,489
Consumer Staples — 5.6%
Altria Group (A)	2,055	107,333
Archer-Daniels-Midland (A)	580	29,713
Brown-Forman, Cl B (A)	286	9,441
Bunge Global (A)	195	14,845
Campbell Soup (A)	250	9,692
Church & Dwight (A)	285	30,073
Clorox (A)	169	26,817
Coca-Cola (A)	4,756	301,911
Colgate-Palmolive (A)	1,005	87,133
Conagra Brands (A)	568	14,706
Constellation Brands, Cl A (A)	191	34,533
Costco Wholesale (A)	540	529,135
Dollar General (A)	255	18,120
Dollar Tree *(A)	236	17,311
Estee Lauder, Cl A	270	22,526
General Mills (A)	668	40,174
Hershey (A)	181	27,014
Hormel Foods (A)	442	13,251
J M Smucker	133	14,216
Kellanova	333	27,216
Kenvue	2,327	49,542

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper	1,353	$43,431
Kimberly-Clark	407	52,898
Kraft Heinz	1,062	31,690
Kroger	812	50,052
Lamb Weston Holdings	169	10,130
McCormick	291	22,474
Molson Coors Beverage, Cl B	230	12,593
Mondelez International, Cl A	1,618	93,828
Monster Beverage *	848	41,306
PepsiCo	1,687	254,214
Philip Morris International	1,910	248,682
Procter & Gamble	2,883	478,549
Sysco	600	43,752
Target	570	78,609
Tyson Foods, Cl A	395	22,314
Walgreens Boots Alliance	806	8,286
Walmart	5,315	521,720
		3,439,230
Energy — 3.1%
APA (A)	474	10,395
Baker Hughes, Cl A (A)	1,208	55,785
Chevron (A)	2,039	304,198
ConocoPhillips (A)	1,575	155,657
Coterra Energy (A)	873	24,200
Devon Energy (A)	737	25,132
Diamondback Energy (A)	224	36,817
EOG Resources (A)	681	85,663
EQT (A)	709	36,244
Exxon Mobil (A)	5,347	571,220
Halliburton (A)	1,054	27,425
Hess (A)	344	47,826
Kinder Morgan	2,351	64,606
Marathon Petroleum	394	57,410
Occidental Petroleum	820	38,253
ONEOK	704	68,408
Phillips 66	494	58,228
Schlumberger (A)	1,717	69,161
Targa Resources	259	50,971

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Texas Pacific Land	19	$24,646
Valero Energy	388	51,604
Williams	1,487	82,424
		1,946,273
Financials — 14.2%
Aflac (A)	612	65,717
Allstate (A)	310	59,622
American Express (A)	678	215,231
American International Group (A)	744	54,803
Ameriprise Financial (A)	128	69,550
Aon PLC, Cl A (A)	259	96,042
Apollo Global Management	556	95,065
Arch Capital Group (A)	450	41,882
Arthur J Gallagher (A)	285	86,019
Assurant (A)	65	13,987
Bank of America (A)	8,171	378,317
Bank of New York Mellon (A)	882	75,790
Berkshire Hathaway, Cl B *(A)	2,224	1,042,322
BlackRock Funding	182	195,741
Blackstone (A)	881	156,034
Brown & Brown (A)	306	32,026
Capital One Financial (A)	461	93,910
Cboe Global Markets (A)	151	30,854
Charles Schwab	1,817	150,302
Chubb (A)	455	123,705
Cincinnati Financial (A)	190	26,040
Citigroup (A)	2,322	189,080
Citizens Financial Group (A)	514	24,451
CME Group, Cl A (A)	439	103,832
Corpay *(A)	75	28,537
Discover Financial Services (A)	295	59,322
Erie Indemnity, Cl A	29	11,686
Everest Group (A)	53	18,418
FactSet Research Systems (A)	45	21,348
Fidelity National Information Services (A)	652	53,118
Fifth Third Bancorp (A)	812	35,980
Fiserv *(A)	691	149,284
Franklin Resources (A)	440	9,786

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Global Payments (A)	296	$33,404
Globe Life (A)	109	13,308
Goldman Sachs Group (A)	390	249,756
Hartford Financial Services Group (A)	358	39,935
Huntington Bancshares (A)	1,737	29,876
Intercontinental Exchange	695	111,082
Invesco (A)	718	13,807
Jack Henry & Associates (A)	76	13,231
JPMorgan Chase (A)	3,430	916,839
KeyCorp	1,328	23,877
KKR	829	138,501
Loews	213	18,201
M&T Bank	202	40,650
MarketAxess Holdings	43	9,487
Marsh & McLennan	605	131,212
Mastercard, Cl A	1,015	563,761
MetLife	700	60,557
Moody’s	193	96,392
Morgan Stanley	1,519	210,275
MSCI, Cl A	85	50,725
Nasdaq	492	40,511
Northern Trust	234	26,276
PayPal Holdings *	1,232	109,131
PNC Financial Services Group	478	96,054
Principal Financial Group	245	20,200
Progressive	710	174,972
Prudential Financial	431	52,048
Raymond James Financial	220	37,066
Regions Financial	1,084	26,710
S&P Global	394	205,436
State Street	361	36,685
Synchrony Financial	463	31,938
T Rowe Price Group	288	33,673
Travelers	270	66,199
Truist Financial	1,604	76,383
US Bancorp	1,907	91,116
Visa, Cl A	2,108	720,514
W R Berkley (A)	418	24,591
Wells Fargo	4,086	321,977

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Willis Towers Watson PLC (A)	131	$43,173
		8,807,330
Health Care — 10.6%
Abbott Laboratories (A)	2,130	272,491
AbbVie (A)	2,168	398,695
Agilent Technologies (A)	357	54,093
Align Technology *(A)	88	19,282
Amgen (A)	657	187,521
Baxter International (A)	606	19,731
Becton Dickinson (A)	361	89,384
Biogen *(A)	178	25,619
Bio-Techne (A)	160	11,768
Boston Scientific *(A)	1,796	183,839
Bristol-Myers Squibb (A)	2,470	145,606
Cardinal Health (A)	283	34,996
Cencora (A)	213	54,147
Centene *(A)	612	39,186
Charles River Laboratories International *(A)	59	9,721
Cigna Group (A)	349	102,679
Cooper *(A)	234	22,593
CVS Health (A)	1,528	86,301
Danaher (A)	795	177,078
DaVita *(A)	45	7,929
Dexcom *(A)	466	40,463
Edwards Lifesciences *(A)	708	51,295
Elevance Health (A)	276	109,213
Eli Lilly (A)	960	778,637
GE HealthCare Technologies (A)	562	49,625
Gilead Sciences (A)	1,523	148,036
HCA Healthcare (A)	221	72,910
Henry Schein *	150	12,000
Hologic *(A)	315	22,724
Humana (A)	153	44,864
IDEXX Laboratories *	88	37,140
Incyte *	220	16,315
Insulet *	83	23,106
Intuitive Surgical *	436	249,340
IQVIA Holdings *	209	42,084

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson	2,939	$447,169
Labcorp Holdings	101	25,230
McKesson	161	95,755
Medtronic PLC (A)	1,562	141,861
Merck	3,095	305,848
Mettler-Toledo International *	23	31,382
Moderna *	475	18,724
Molina Healthcare *	60	18,625
Pfizer	6,938	183,996
Quest Diagnostics	154	25,117
Regeneron Pharmaceuticals *	138	92,871
ResMed	181	42,749
Revvity	171	21,568
Solventum *	137	10,146
STERIS PLC (A)	128	28,243
Stryker	421	164,733
Teleflex	54	9,733
Thermo Fisher Scientific	465	277,954
UnitedHealth Group (A)	1,114	604,334
Universal Health Services, Cl B	70	13,199
Vertex Pharmaceuticals *	304	140,351
Viatris	1,415	15,961
Waters *	63	26,175
West Pharmaceutical Services	77	26,299
Zimmer Biomet Holdings	235	25,728
Zoetis, Cl A	561	95,875
		6,530,037
Industrials — 8.3%
3M	662	100,756
A O Smith	163	10,970
Allegion PLC (A)	104	13,804
AMETEK (A)	273	50,385
Automatic Data Processing (A)	491	148,778
Axon Enterprise *(A)	78	50,870
Boeing *(A)	910	160,633
Broadridge Financial Solutions (A)	148	35,257
Builders FirstSource *(A)	145	24,256
Carrier Global (A)	1,022	66,818

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	598	$222,121
CH Robinson Worldwide (A)	146	14,526
Cintas (A)	419	84,039
Copart *(A)	1,066	61,753
CSX (A)	2,350	77,245
Cummins (A)	172	61,275
Dayforce *(A)	187	13,228
Deere (A)	301	143,445
Delta Air Lines (A)	785	52,807
Dover (A)	170	34,626
Eaton PLC (A)	478	156,038
Emerson Electric (A)	690	89,666
Equifax (A)	156	42,866
Expeditors International of Washington (A)	170	19,309
Fastenal (A)	689	50,462
FedEx (A)	267	70,720
Fortive (A)	418	33,996
GE Vernova (A)	347	129,389
Generac Holdings *(A)	61	9,109
General Dynamics (A)	304	78,122
General Electric (A)	1,323	269,323
Honeywell International (A)	804	179,871
Howmet Aerospace (A)	486	61,518
Hubbell, Cl B (A)	57	24,112
Huntington Ingalls Industries	45	8,877
IDEX	87	19,515
Illinois Tool Works (A)	339	87,855
Ingersoll Rand	481	45,118
Jacobs Solutions	154	21,580
JB Hunt Transport Services (A)	96	16,437
Johnson Controls International (A)	817	63,726
L3Harris Technologies	228	48,338
Leidos Holdings	165	23,435
Lennox International	34	20,142
Lockheed Martin	253	117,126
Masco	250	19,820
Nordson	64	14,094
Norfolk Southern	269	68,676
Northrop Grumman	172	83,810

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Old Dominion Freight Line	226	$41,948
Otis Worldwide	477	45,515
PACCAR	638	70,741
Parker-Hannifin	163	115,249
Paychex	393	58,034
Paycom Software	58	12,039
Pentair PLC (A)	226	23,432
Quanta Services	183	56,293
Republic Services, Cl A	243	52,699
Rockwell Automation	145	40,372
Rollins	339	16,781
RTX	1,617	208,512
Snap-On	56	19,888
Southwest Airlines	707	21,712
Stanley Black & Decker	184	16,205
Textron	218	16,679
Trane Technologies PLC (A)	268	97,217
TransDigm Group	61	82,554
Uber Technologies *	2,579	172,406
Union Pacific	732	181,382
United Airlines Holdings *	400	42,336
United Parcel Service, Cl B	890	101,665
United Rentals	71	53,822
Veralto	288	29,776
Verisk Analytics, Cl A	176	50,590
Waste Management	444	97,796
Westinghouse Air Brake Technologies	208	43,247
WW Grainger (A)	48	51,008
Xylem	284	35,227
		5,155,767
Information Technology — 30.3%
Adobe *(A)	528	230,974
Advanced Micro Devices *(A)	1,985	230,161
Akamai Technologies *(A)	181	18,082
Amphenol, Cl A (A)	1,476	104,471
Analog Devices (A)	611	129,465
ANSYS *(A)	94	32,947
Apple (A)	18,439	4,351,604

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials (A)	1,017	$183,416
Arista Networks *	1,267	145,996
Autodesk *(A)	257	80,014
Broadcom (A)	5,702	1,261,682
Cadence Design Systems *(A)	345	102,679
CDW (A)	165	32,858
Cisco Systems (A)	4,875	295,425
Cognizant Technology Solutions, Cl A (A)	605	49,979
Corning (A)	924	48,122
Crowdstrike Holdings, Cl A *(A)	277	110,265
Dell Technologies, Cl C	377	39,057
Enphase Energy *(A)	198	12,331
EPAM Systems *(A)	65	16,507
F5 *(A)	68	20,214
Fair Isaac *(A)	26	48,713
First Solar *(A)	137	22,950
Fortinet *(A)	784	79,090
Gartner *(A)	83	45,055
Gen Digital	733	19,725
GoDaddy, Cl A *(A)	174	37,001
Hewlett Packard Enterprise (A)	1,555	32,950
HP (A)	1,153	37,473
Intel (A)	5,257	102,144
International Business Machines	1,128	288,430
Intuit	353	212,333
Jabil	142	23,062
Juniper Networks	391	13,630
Keysight Technologies *	209	37,275
KLA	169	124,763
Lam Research	1,565	126,843
Microchip Technology	647	35,132
Micron Technology	1,349	123,083
Microsoft	9,073	3,765,839
Monolithic Power Systems	52	33,143
Motorola Solutions	205	96,196
NetApp	242	29,548
NVIDIA (A)	29,899	3,589,973
ON Semiconductor *	503	26,327
Oracle	1,969	334,848

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palantir Technologies, Cl A *	2,496	$205,895
Palo Alto Networks *	807	148,827
PTC *	151	29,215
QUALCOMM	1,355	234,320
Roper Technologies	139	80,015
Salesforce	1,164	397,739
Seagate Technology Holdings (A)	274	26,403
ServiceNow *	249	253,577
Skyworks Solutions	220	19,527
Super Micro Computer *	637	18,167
Synopsys *	190	99,841
Teledyne Technologies *	50	25,567
Teradyne	220	25,474
Texas Instruments	1,114	205,656
Trimble *	281	21,064
Tyler Technologies *	46	27,675
VeriSign *	87	18,705
Western Digital *	451	29,374
Workday, Cl A *	254	66,563
Zebra Technologies, Cl A *	55	21,557
		18,736,936
Materials — 1.9%
Air Products & Chemicals (A)	265	88,844
Albemarle (A)	144	12,123
Amcor PLC (A)	1,697	16,495
Avery Dennison (A)	73	13,558
Ball (A)	361	20,108
Celanese, Cl A (A)	147	10,443
CF Industries Holdings (A)	185	17,059
Corteva (A)	835	54,501
Dow (A)	844	32,958
DuPont de Nemours (A)	496	38,093
Eastman Chemical (A)	146	14,549
Ecolab (A)	297	74,306
FMC (A)	146	8,144
Freeport-McMoRan (A)	1,745	62,558
International Flavors & Fragrances	332	28,914
International Paper	415	23,087

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC (A)	591	$263,657
LyondellBasell Industries, Cl A (A)	299	22,634
Martin Marietta Materials	66	35,912
Mosaic	292	8,144
Newmont	1,370	58,526
Nucor	275	35,318
Packaging Corp of America	94	19,990
PPG Industries	272	31,383
Sherwin-Williams	276	98,852
Smurfit WestRock (A)	599	31,801
Steel Dynamics	172	22,050
Vulcan Materials	165	45,235
		1,189,242
Real Estate — 2.1%
Alexandria Real Estate Equities ‡(A)	187	18,204
American Tower ‡(A)	579	107,086
AvalonBay Communities ‡(A)	176	38,986
BXP ‡(A)	173	12,653
Camden Property Trust ‡(A)	163	18,535
CBRE Group, Cl A *(A)	371	53,699
CoStar Group *(A)	487	37,304
Crown Castle ‡(A)	516	46,069
Digital Realty Trust ‡(A)	385	63,086
Equinix ‡(A)	128	116,949
Equity Residential ‡(A)	411	29,029
Essex Property Trust ‡(A)	68	19,351
Extra Space Storage ‡(A)	251	38,654
Federal Realty Investment Trust ‡(A)	75	8,147
Healthpeak Properties ‡(A)	825	17,045
Host Hotels & Resorts ‡(A)	910	15,206
Invitation Homes ‡	673	20,964
Iron Mountain ‡	362	36,768
Kimco Realty ‡	802	18,005
Mid-America Apartment Communities ‡	165	25,176
Millrose Properties, Cl A *(B)	128	1,190
ProLogis ‡	1,126	134,276
Public Storage ‡	194	57,905
Realty Income ‡	1,063	58,082

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Regency Centers ‡	222	$15,948
SBA Communications, Cl A ‡	138	27,263
Simon Property Group ‡	379	65,893
UDR ‡	412	17,197
Ventas ‡	495	29,908
VICI Properties, Cl A ‡	1,272	37,867
Welltower ‡	713	97,310
Weyerhaeuser ‡	865	26,486
		1,310,241
Utilities — 2.4%
AES (A)	945	10,395
Alliant Energy (A)	340	20,019
Ameren (A)	307	28,919
American Electric Power (A)	647	63,639
American Water Works (A)	231	28,792
Atmos Energy (A)	188	26,792
CenterPoint Energy (A)	786	25,600
CMS Energy (A)	332	21,912
Consolidated Edison (A)	419	39,277
Constellation Energy (A)	387	116,092
Dominion Energy (A)	1,025	56,980
DTE Energy (A)	245	29,371
Duke Energy (A)	934	104,599
Edison International (A)	463	25,002
Entergy (A)	508	41,189
Evergy (A)	264	16,941
Eversource Energy (A)	481	27,744
Exelon (A)	1,223	48,920
FirstEnergy (A)	692	27,542
NextEra Energy	2,526	180,760
NiSource	563	21,000
NRG Energy	238	24,381
PG&E	2,643	41,363
Pinnacle West Capital	151	13,131
PPL	881	29,602
Public Service Enterprise Group	608	50,792
Sempra	780	64,685
Southern	1,334	111,989

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Vistra	415	$69,732
WEC Energy Group	386	38,314
Xcel Energy	690	46,368
		1,451,842
TOTAL UNITED STATES		61,872,001
TOTAL COMMON STOCK (Cost $49,729,031)		62,295,765
TOTAL INVESTMENTS — 100.7% (Cost $49,729,031)		$62,295,765

WRITTEN OPTIONS— (0.9)% (Premiums Received $(545,924))		$(529,620)

Percentages are based on Net Assets of $61,883,639.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
S&P 500 Index	(52)	$(31,410,756)	$6,005	02/21/25	$(529,620)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $31,348,690.
(B)	Level 3 security in accordance with fair value hierarchy.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$62,294,575	$—	$1,190	$62,295,765
Total Investments in Securities	$62,294,575	$—	$1,190	$62,295,765

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(529,620)	$—	$—	$(529,620)
Total Other Financial Instruments	$(529,620)	$—	$—	$(529,620)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 101.4%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	59	$113,409

CHINA — 0.8%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	788	88,185

Information Technology — 0.3%
NXP Semiconductors	295	61,522

TOTAL CHINA		149,707
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding	101	74,670

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	536	42,103

Health Care — 0.3%
AstraZeneca ADR	680	48,117

Information Technology — 0.1%
ARM Holdings ADR *	147	23,454

TOTAL UNITED KINGDOM		113,674
UNITED STATES — 99.0%
Communication Services — 16.2%
Alphabet, Cl A	2,786	568,400
Alphabet, Cl C	2,639	542,579
Charter Communications, Cl A *	168	58,042
Comcast, Cl A	4,467	150,359
Electronic Arts	312	38,348
Meta Platforms, Cl A	1,041	717,436
Netflix *	500	488,380
Take-Two Interactive Software *	211	39,143
T-Mobile US	1,357	316,140

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	526	$62,426
Warner Bros Discovery *	2,941	30,704
		3,011,957
Consumer Discretionary — 14.3%
Airbnb, Cl A *	497	65,192
Amazon.com *	5,000	1,188,400
Booking Holdings	38	180,027
DoorDash, Cl A *	447	84,407
Lululemon Athletica *	140	57,988
Marriott International, Cl A	325	94,442
O’Reilly Automotive *	70	90,609
Ross Stores	393	59,170
Starbucks	1,314	141,492
Tesla *	1,724	697,530
		2,659,257
Consumer Staples — 5.4%
Costco Wholesale	520	509,538
Keurig Dr Pepper	1,591	51,071
Kraft Heinz	1,414	42,194
Mondelez International, Cl A	1,578	91,508
Monster Beverage *	1,151	56,065
PepsiCo	1,600	241,104
		991,480
Energy — 0.6%
Baker Hughes, Cl A	1,160	53,569
Diamondback Energy	341	56,047
		109,616
Financials — 0.6%
PayPal Holdings *	1,159	102,664

Health Care — 5.0%
Amgen	625	178,388
Biogen *	161	23,173
Dexcom *	454	39,421
GE HealthCare Technologies	534	47,152

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	1,445	$140,454
IDEXX Laboratories *	95	40,095
Intuitive Surgical *	417	238,474
Regeneron Pharmaceuticals *	129	86,814
Vertex Pharmaceuticals *	299	138,042
		932,013
Industrials — 4.8%
Automatic Data Processing	472	143,021
Axon Enterprise *	94	61,305
Cintas	466	93,466
Copart *	1,131	65,519
CSX	2,280	74,943
Fastenal	669	48,997
Honeywell International	755	168,908
Old Dominion Freight Line	244	45,289
PACCAR	617	68,413
Paychex	422	62,317
Verisk Analytics, Cl A	172	49,440
		881,618
Information Technology — 49.2%
Adobe *	514	224,849
Advanced Micro Devices *	1,892	219,377
Analog Devices	587	124,379
ANSYS *	105	36,803
Apple	7,191	1,697,076
Applied Materials	958	172,775
AppLovin, Cl A *	356	131,574
Atlassian, Cl A *	185	56,754
Autodesk *	246	76,590
Broadcom	3,672	812,503
Cadence Design Systems *	321	95,536
CDW	158	31,464
Cisco Systems	4,651	281,851
Cognizant Technology Solutions, Cl A	580	47,914
Crowdstrike Holdings, Cl A *	274	109,071
Datadog, Cl A *	364	51,946
Fortinet *	901	90,893

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GLOBALFOUNDRIES *	660	$27,370
Intel	5,054	98,199
Intuit	327	196,694
KLA	154	113,689
Lam Research	1,490	120,765
Marvell Technology	1,014	114,440
Microchip Technology	628	34,100
Micron Technology	1,291	117,791
Microsoft	3,536	1,467,652
MicroStrategy, Cl A *	264	88,385
MongoDB, Cl A *	91	24,872
NVIDIA	11,650	1,398,816
ON Semiconductor *	474	24,809
Palantir Technologies, Cl A *	2,535	209,112
Palo Alto Networks *	761	140,344
QUALCOMM	1,293	223,599
Roper Technologies	122	70,229
Synopsys *	180	94,586
Texas Instruments	1,061	195,871
Workday, Cl A *	243	63,681
Zscaler *	186	37,682
		9,124,041
Materials — 1.3%
Linde PLC	554	247,150

Real Estate — 0.2%
CoStar Group *	462	35,389

Utilities — 1.4%
American Electric Power	625	61,475
Constellation Energy	366	109,793
Exelon	1,170	46,800
Xcel Energy	650	43,680
		261,748
TOTAL UNITED STATES		18,356,933
TOTAL COMMON STOCK (Cost $13,781,576)		18,808,393

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.4% (Cost $118,300)	$76,952
TOTAL INVESTMENTS — 101.8% (Cost $13,899,876)	$18,885,345

WRITTEN OPTIONS— (1.9)% (Premiums Received $(438,221))	$(355,080)

Percentages are based on Net Assets of $18,545,396.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
Nasdaq-100	8	$17,182,440	$20,375	02/21/25	$70,840
Nasdaq-100 Micro Index	75	1,610,850	203	02/21/25	6,112

Total Purchased Options		$18,793,290			$76,952

WRITTEN OPTIONS — (1.9)%
Call Options
Nasdaq-100	(8)	$(17,182,440)	$21,450	02/21/25	$(322,080)
Nasdaq-100 Micro Index	(75)	(1,610,850)	214	02/21/25	(33,000)

Total Written Options		$(18,793,290)			$(355,080)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $18,808,393.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,808,393	$—	$—	$18,808,393
Purchased Options	76,952	—	—	76,952
Total Investments in Securities	$18,885,345	$—	$—	$18,885,345

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(355,080)	$—	$—	$(355,080)
Total Other Financial Instruments	$(355,080)	$—	$—	$(355,080)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 101.4%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	226	$47,132

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A (A)	557	214,417

JERSEY — 0.0%
Utilities — 0.0%
Aptive PLC *(A)	243	15,168

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	277	40,988

UNITED STATES — 100.7%
Communication Services — 10.1%
Alphabet, Cl A (A)	5,254	1,071,921
Alphabet, Cl C (A)	4,279	879,762
AT&T (A)	6,376	151,302
Charter Communications, Cl A *(A)	75	25,912
Comcast, Cl A (A)	3,477	117,036
Electronic Arts (A)	211	25,934
Fox, Cl A (A)	218	11,157
Fox, Cl B (A)	141	6,853
Interpublic Group (A)	337	9,662
Live Nation Entertainment *(A)	160	23,149
Match Group (A)	244	8,711
Meta Platforms, Cl A (A)	1,959	1,350,104
Netflix *(A)	386	377,029
News, Cl A (A)	350	9,842
News, Cl B	62	1,962
Omnicom Group (A)	201	17,445
Paramount Global, Cl B (A)	160	1,741
Take-Two Interactive Software *(A)	163	30,238
T-Mobile US (A)	442	102,973
Verizon Communications (A)	3,739	147,279

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney (A)	1,621	$183,270
Warner Bros Discovery *(A)	2,102	21,945
		4,575,227
Consumer Discretionary — 11.5%
Airbnb, Cl A *(A)	384	50,369
Amazon.com *(A)	8,424	2,002,216
AutoZone *(A)	13	43,553
Best Buy (A)	195	16,743
Booking Holdings (A)	30	142,127
BorgWarner (A)	215	6,859
Caesars Entertainment *(A)	206	7,426
CarMax *(A)	168	14,388
Carnival *(A)	903	24,986
Chipotle Mexican Grill, Cl A *(A)	1,175	68,561
Darden Restaurants (A)	102	19,914
Deckers Outdoor *(A)	152	26,959
Domino’s Pizza (A)	24	10,779
DR Horton (A)	272	38,597
eBay (A)	416	28,072
Expedia Group *(A)	92	15,727
Ford Motor (A)	3,701	37,306
Garmin (A)	144	31,082
General Motors (A)	980	48,471
Genuine Parts (A)	119	13,834
Hasbro (A)	143	8,271
Hilton Worldwide Holdings (A)	219	56,079
Home Depot (A)	893	367,898
Las Vegas Sands (A)	307	14,070
Lennar, Cl A (A)	229	30,054
LKQ (A)	246	9,198
Lowe’s (A)	506	131,580
Lululemon Athletica *(A)	90	37,278
Marriott International, Cl A (A)	210	61,024
McDonald’s (A)	643	185,634
MGM Resorts International *(A)	234	8,068
Mohawk Industries *(A)	65	7,950
NIKE, Cl B (A)	1,059	81,437
Norwegian Cruise Line Holdings *(A)	411	11,652

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NVR *(A)	2	$16,032
O’Reilly Automotive *(A)	53	68,604
Pool (A)	27	9,295
PulteGroup (A)	185	21,049
Ralph Lauren, Cl A (A)	45	11,237
Ross Stores (A)	293	44,114
Royal Caribbean Cruises (A)	211	56,253
Starbucks (A)	1,033	111,233
Tapestry (A)	217	15,828
Tesla *(A)	2,514	1,017,164
TJX (A)	1,005	125,414
Tractor Supply (A)	455	24,734
Ulta Beauty *(A)	35	14,425
Wynn Resorts (A)	107	9,293
Yum! Brands (A)	242	31,581
		5,234,418
Consumer Staples — 5.6%
Altria Group (A)	1,534	80,121
Archer-Daniels-Midland (A)	459	23,515
Brown-Forman, Cl B (A)	179	5,909
Bunge Global (A)	115	8,755
Campbell Soup (A)	193	7,483
Church & Dwight (A)	240	25,325
Clorox (A)	123	19,518
Coca-Cola (A)	3,474	220,530
Colgate-Palmolive (A)	723	62,684
Conagra Brands (A)	452	11,702
Constellation Brands, Cl A (A)	157	28,386
Costco Wholesale (A)	400	391,952
Dollar General (A)	223	15,846
Dollar Tree *(A)	168	12,323
Estee Lauder, Cl A (A)	230	19,189
General Mills (A)	515	30,972
Hershey (A)	155	23,134
Hormel Foods (A)	262	7,855
J M Smucker (A)	114	12,185
Kellanova (A)	245	20,024
Kenvue (A)	1,774	37,768

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper (A)	979	$31,426
Kimberly-Clark (A)	286	37,171
Kraft Heinz (A)	743	22,171
Kroger (A)	592	36,491
Lamb Weston Holdings (A)	162	9,710
McCormick (A)	237	18,304
Molson Coors Beverage, Cl B (A)	182	9,964
Mondelez International, Cl A (A)	1,153	66,862
Monster Beverage *(A)	668	32,538
PepsiCo (A)	1,227	184,897
Philip Morris International (A)	1,391	181,108
Procter & Gamble (A)	2,114	350,903
Sysco (A)	472	34,418
Target (A)	432	59,577
Tyson Foods, Cl A (A)	262	14,800
Walgreens Boots Alliance (A)	669	6,877
Walmart (A)	3,919	384,689
		2,547,082
Energy — 3.2%
APA (A)	320	7,018
Baker Hughes, Cl A (A)	928	42,855
Chevron (A)	1,496	223,188
ConocoPhillips (A)	1,155	114,149
Coterra Energy (A)	677	18,766
Devon Energy (A)	591	20,153
Diamondback Energy (A)	173	28,434
EOG Resources (A)	498	62,643
EQT (A)	516	26,378
Exxon Mobil (A)	3,973	424,436
Halliburton (A)	825	21,466
Hess (A)	238	33,089
Kinder Morgan (A)	1,795	49,327
Marathon Petroleum (A)	294	42,839
Occidental Petroleum (A)	646	30,136
ONEOK (A)	533	51,792
Phillips 66 (A)	382	45,026
Schlumberger (A)	1,252	50,431
Targa Resources (A)	195	38,376

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Texas Pacific Land (A)	19	$24,646
Valero Energy (A)	293	38,969
Williams (A)	1,089	60,363
		1,454,480
Financials — 14.3%
Aflac (A)	462	49,610
Allstate (A)	240	46,159
American Express (A)	500	158,725
American International Group (A)	559	41,176
Ameriprise Financial (A)	76	41,295
Aon PLC, Cl A (A)	205	76,018
Apollo Global Management (A)	398	68,050
Arch Capital Group (A)	323	30,062
Arthur J Gallagher (A)	206	62,175
Assurant (A)	56	12,051
Bank of America (A)	5,991	277,383
Bank of New York Mellon (A)	656	56,370
Berkshire Hathaway, Cl B *(A)	1,648	772,368
BlackRock Funding (A)	136	146,268
Blackstone (A)	653	115,653
Brown & Brown (A)	219	22,921
Capital One Financial (A)	336	68,447
Cboe Global Markets (A)	104	21,250
Charles Schwab (A)	1,313	108,611
Chubb (A)	328	89,177
Cincinnati Financial (A)	145	19,872
Citigroup (A)	1,667	135,744
Citizens Financial Group (A)	394	18,743
CME Group, Cl A (A)	322	76,159
Corpay *(A)	51	19,405
Discover Financial Services (A)	219	44,039
Erie Indemnity, Cl A (A)	27	10,880
Everest Group (A)	44	15,290
FactSet Research Systems (A)	28	13,284
Fidelity National Information Services (A)	510	41,550
Fifth Third Bancorp (A)	581	25,744
Fiserv *(A)	521	112,557
Franklin Resources (A)	267	5,938

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Global Payments (A)	217	$24,488
Globe Life (A)	64	7,814
Goldman Sachs Group (A)	283	181,233
Hartford Financial Services Group (A)	250	27,888
Huntington Bancshares (A)	1,375	23,650
Intercontinental Exchange (A)	506	80,874
Invesco (A)	425	8,173
Jack Henry & Associates (A)	77	13,405
JPMorgan Chase (A)	2,533	677,071
KeyCorp (A)	895	16,092
KKR (A)	615	102,748
Loews (A)	173	14,783
M&T Bank (A)	156	31,393
MarketAxess Holdings (A)	43	9,487
Marsh & McLennan (A)	443	96,078
Mastercard, Cl A (A)	735	408,241
MetLife (A)	548	47,407
Moody’s (A)	149	74,417
Morgan Stanley (A)	1,126	155,872
MSCI, Cl A (A)	60	35,806
Nasdaq (A)	388	31,948
Northern Trust (A)	170	19,089
PayPal Holdings *(A)	892	79,013
PNC Financial Services Group (A)	366	73,548
Principal Financial Group (A)	217	17,892
Progressive (A)	530	130,613
Prudential Financial (A)	316	38,160
Raymond James Financial (A)	167	28,136
Regions Financial (A)	834	20,550
S&P Global (A)	286	149,123
State Street (A)	265	26,929
Synchrony Financial (A)	343	23,660
T Rowe Price Group (A)	198	23,150
Travelers (A)	212	51,978
Truist Financial (A)	1,241	59,096
US Bancorp (A)	1,342	64,121
Visa, Cl A (A)	1,555	531,499
W R Berkley (A)	262	15,413
Wells Fargo (A)	2,986	235,297

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Willis Towers Watson PLC (A)	76	$25,047
		6,484,156
Health Care — 10.6%
Abbott Laboratories (A)	1,554	198,803
AbbVie (A)	1,603	294,792
Agilent Technologies (A)	250	37,880
Align Technology *(A)	53	11,613
Amgen (A)	481	137,287
Baxter International (A)	478	15,564
Becton Dickinson (A)	266	65,862
Biogen *(A)	139	20,006
Bio-Techne (A)	168	12,356
Boston Scientific *(A)	1,304	133,477
Bristol-Myers Squibb (A)	1,783	105,108
Cardinal Health (A)	215	26,587
Cencora (A)	162	41,182
Centene *(A)	396	25,356
Charles River Laboratories International *(A)	57	9,391
Cigna Group (A)	254	74,729
Cooper *(A)	189	18,248
CVS Health (A)	1,123	63,427
Danaher (A)	567	126,294
DaVita *(A)	54	9,515
Dexcom *(A)	342	29,696
Edwards Lifesciences *(A)	553	40,065
Elevance Health (A)	210	83,097
Eli Lilly (A)	708	574,245
GE HealthCare Technologies (A)	409	36,115
Gilead Sciences (A)	1,112	108,086
HCA Healthcare (A)	172	56,744
Henry Schein *(A)	113	9,040
Hologic *(A)	226	16,304
Humana (A)	91	26,684
IDEXX Laboratories *(A)	63	26,589
Incyte *(A)	165	12,236
Insulet *(A)	54	15,032
Intuitive Surgical *(A)	313	178,998
IQVIA Holdings *(A)	170	34,231

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson (A)	2,159	$328,492
Labcorp Holdings (A)	65	16,237
McKesson (A)	118	70,180
Medtronic PLC (A)	1,143	103,807
Merck (A)	2,269	224,223
Mettler-Toledo International *(A)	16	21,831
Moderna *(A)	315	12,417
Molina Healthcare *(A)	58	18,004
Pfizer (A)	5,023	133,210
Quest Diagnostics (A)	113	18,430
Regeneron Pharmaceuticals *(A)	87	58,549
ResMed (A)	140	33,065
Revvity (A)	104	13,118
Solventum *(A)	112	8,295
STERIS PLC (A)	75	16,549
Stryker (A)	303	118,561
Teleflex (A)	53	9,553
Thermo Fisher Scientific (A)	340	203,235
UnitedHealth Group (A)	830	450,267
Universal Health Services, Cl B (A)	64	12,068
Vertex Pharmaceuticals *(A)	231	106,648
Viatris (A)	1,127	12,713
Waters *(A)	46	19,112
West Pharmaceutical Services (A)	54	18,444
Zimmer Biomet Holdings (A)	182	19,925
Zoetis, Cl A (A)	401	68,531
		4,790,103
Industrials — 8.5%
3M (A)	484	73,665
A O Smith (A)	89	5,990
Allegion PLC (A)	57	7,566
AMETEK (A)	220	40,603
Automatic Data Processing (A)	376	113,932
Axon Enterprise *(A)	54	35,218
Boeing *(A)	668	117,915
Broadridge Financial Solutions (A)	87	20,725
Builders FirstSource *(A)	116	19,405
Carrier Global (A)	772	50,473

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	441	$163,805
CH Robinson Worldwide (A)	125	12,436
Cintas (A)	301	60,372
Copart *(A)	814	47,155
CSX (A)	1,715	56,372
Cummins (A)	133	47,381
Dayforce *(A)	163	11,531
Deere (A)	236	112,468
Delta Air Lines (A)	558	37,537
Dover (A)	141	28,719
Eaton PLC (A)	356	116,213
Emerson Electric (A)	515	66,924
Equifax (A)	94	25,829
Expeditors International of Washington (A)	142	16,128
Fastenal (A)	529	38,744
FedEx (A)	204	54,034
Fortive (A)	305	24,806
GE Vernova (A)	249	92,847
Generac Holdings *(A)	67	10,005
General Dynamics (A)	230	59,105
General Electric (A)	971	197,666
Honeywell International (A)	584	130,653
Howmet Aerospace (A)	372	47,088
Hubbell, Cl B (A)	40	16,920
Huntington Ingalls Industries (A)	46	9,074
IDEX (A)	77	17,272
Illinois Tool Works (A)	238	61,680
Ingersoll Rand (A)	371	34,800
Jacobs Solutions (A)	107	14,994
JB Hunt Transport Services (A)	83	14,211
Johnson Controls International (A)	602	46,956
L3Harris Technologies (A)	175	37,102
Leidos Holdings (A)	116	16,475
Lennox International (A)	32	18,957
Lockheed Martin (A)	196	90,738
Masco (A)	212	16,807
Nordson (A)	58	12,773
Norfolk Southern (A)	211	53,868
Northrop Grumman (A)	134	65,294

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Old Dominion Freight Line (A)	178	$33,039
Otis Worldwide (A)	365	34,828
PACCAR (A)	489	54,220
Parker-Hannifin (A)	109	77,068
Paychex (A)	282	41,643
Paycom Software (A)	54	11,208
Pentair PLC (A)	162	16,796
Quanta Services (A)	141	43,373
Republic Services, Cl A (A)	185	40,121
Rockwell Automation (A)	89	24,780
Rollins (A)	265	13,118
RTX (A)	1,189	153,322
Snap-On (A)	36	12,785
Southwest Airlines (A)	544	16,706
Stanley Black & Decker (A)	165	14,532
Textron (A)	182	13,925
Trane Technologies PLC (A)	206	74,727
TransDigm Group (A)	46	62,254
Uber Technologies *(A)	1,855	124,007
Union Pacific (A)	548	135,789
United Airlines Holdings *(A)	301	31,858
United Parcel Service, Cl B (A)	660	75,392
United Rentals (A)	51	38,661
Veralto (A)	218	22,539
Verisk Analytics, Cl A (A)	137	39,379
Waste Management (A)	325	71,585
Westinghouse Air Brake Technologies (A)	170	35,346
WW Grainger (A)	34	36,131
Xylem (A)	236	29,273
		3,849,636
Information Technology — 30.4%
Adobe *(A)	396	173,230
Advanced Micro Devices *(A)	1,451	168,243
Akamai Technologies *(A)	126	12,587
Amphenol, Cl A (A)	1,084	76,726
Analog Devices (A)	446	94,503
ANSYS *(A)	66	23,133
Apple (A)	13,609	3,211,724

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials (A)	738	$133,098
Arista Networks *(A)	948	109,238
Autodesk *(A)	203	63,202
Broadcom (A)	4,202	929,777
Cadence Design Systems *(A)	243	72,322
CDW (A)	139	27,680
Cisco Systems (A)	3,570	216,342
Cognizant Technology Solutions, Cl A (A)	471	38,909
Corning (A)	669	34,842
Crowdstrike Holdings, Cl A *(A)	209	83,197
Dell Technologies, Cl C (A)	265	27,454
Enphase Energy *(A)	137	8,532
EPAM Systems *(A)	59	14,984
F5 *(A)	41	12,188
Fair Isaac *(A)	19	35,598
First Solar *(A)	107	17,925
Fortinet *(A)	559	56,392
Gartner *(A)	59	32,027
Gen Digital (A)	476	12,809
GoDaddy, Cl A *(A)	136	28,920
Hewlett Packard Enterprise (A)	1,218	25,809
HP (A)	841	27,332
Intel (A)	3,744	72,746
International Business Machines (A)	845	216,067
Intuit (A)	249	149,776
Jabil (A)	84	13,642
Juniper Networks (A)	290	10,109
Keysight Technologies *(A)	160	28,536
KLA (A)	131	96,709
Lam Research (A)	1,163	94,261
Microchip Technology (A)	500	27,150
Micron Technology (A)	1,008	91,970
Microsoft (A)	6,697	2,779,657
Monolithic Power Systems (A)	37	23,583
Motorola Solutions (A)	158	74,142
NetApp (A)	182	22,222
NVIDIA (A)	22,084	2,651,626
ON Semiconductor *(A)	420	21,983
Oracle (A)	1,440	244,886

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palantir Technologies, Cl A *(A)	1,821	$150,214
Palo Alto Networks *(A)	586	108,070
PTC *(A)	102	19,735
QUALCOMM (A)	992	171,547
Roper Technologies (A)	82	47,203
Salesforce (A)	860	293,862
Seagate Technology Holdings (A)	187	18,019
ServiceNow *(A)	192	195,529
Skyworks Solutions (A)	134	11,894
Super Micro Computer *(A)	456	13,005
Synopsys *(A)	147	77,246
Teledyne Technologies *(A)	35	17,897
Teradyne (A)	166	19,221
Texas Instruments (A)	819	151,196
Trimble *(A)	230	17,241
Tyler Technologies *(A)	32	19,252
VeriSign *(A)	69	14,835
Western Digital *(A)	300	19,539
Workday, Cl A *(A)	206	53,984
Zebra Technologies, Cl A *(A)	36	14,110
		13,821,387
Materials — 2.0%
Air Products & Chemicals (A)	209	70,069
Albemarle (A)	92	7,745
Amcor PLC (A)	1,365	13,268
Avery Dennison (A)	83	15,416
Ball (A)	281	15,652
Celanese, Cl A (A)	81	5,754
CF Industries Holdings (A)	174	16,045
Corteva (A)	603	39,358
Dow (A)	619	24,172
DuPont de Nemours (A)	404	31,027
Eastman Chemical (A)	90	8,968
Ecolab (A)	225	56,293
FMC (A)	100	5,578
Freeport-McMoRan (A)	1,290	46,246
International Flavors & Fragrances (A)	246	21,424
International Paper (A)	293	16,300

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC (A)	427	$190,493
LyondellBasell Industries, Cl A (A)	247	18,698
Martin Marietta Materials (A)	46	25,029
Mosaic (A)	286	7,977
Newmont (A)	1,003	42,848
Nucor (A)	226	29,025
Packaging Corp of America (A)	65	13,823
PPG Industries (A)	204	23,538
Sherwin-Williams (A)	217	77,721
Smurfit WestRock (A)	443	23,519
Steel Dynamics (A)	143	18,333
Vulcan Materials (A)	129	35,365
		899,684
Real Estate — 2.2%
Alexandria Real Estate Equities ‡(A)	143	13,921
American Tower ‡(A)	422	78,049
AvalonBay Communities ‡(A)	137	30,347
BXP ‡(A)	154	11,264
Camden Property Trust ‡(A)	87	9,893
CBRE Group, Cl A *(A)	277	40,093
CoStar Group *(A)	395	30,257
Crown Castle ‡(A)	392	34,998
Digital Realty Trust ‡(A)	273	44,734
Equinix ‡(A)	87	79,488
Equity Residential ‡(A)	316	22,319
Essex Property Trust ‡(A)	64	18,212
Extra Space Storage ‡(A)	190	29,260
Federal Realty Investment Trust ‡(A)	87	9,451
Healthpeak Properties ‡(A)	669	13,822
Host Hotels & Resorts ‡(A)	668	11,162
Invitation Homes ‡(A)	541	16,852
Iron Mountain ‡(A)	275	27,932
Kimco Realty ‡(A)	641	14,390
Mid-America Apartment Communities ‡(A)	118	18,004
Millrose Properties, Cl A *(B)	111	1,032
ProLogis ‡(A)	839	100,051
Public Storage ‡(A)	149	44,474
Realty Income ‡(A)	806	44,040

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Regency Centers ‡(A)	169	$12,141
SBA Communications, Cl A ‡(A)	106	20,941
Simon Property Group ‡(A)	272	47,290
UDR ‡(A)	274	11,437
Ventas ‡(A)	407	24,591
VICI Properties, Cl A ‡(A)	978	29,115
Welltower ‡(A)	521	71,106
Weyerhaeuser ‡(A)	710	21,740
		982,406
Utilities — 2.3%
AES (A)	672	7,392
Alliant Energy (A)	239	14,072
Ameren (A)	248	23,362
American Electric Power (A)	490	48,196
American Water Works (A)	175	21,812
Atmos Energy (A)	144	20,521
CenterPoint Energy (A)	601	19,575
CMS Energy (A)	272	17,952
Consolidated Edison (A)	318	29,809
Constellation Energy (A)	272	81,595
Dominion Energy (A)	778	43,249
DTE Energy (A)	179	21,458
Duke Energy (A)	686	76,825
Edison International (A)	330	17,820
Entergy (A)	384	31,135
Evergy (A)	219	14,053
Eversource Energy (A)	313	18,054
Exelon (A)	946	37,840
FirstEnergy (A)	485	19,303
NextEra Energy (A)	1,822	130,382
NiSource (A)	429	16,002
NRG Energy (A)	195	19,976
PG&E (A)	2,015	31,535
Pinnacle West Capital (A)	87	7,566
PPL (A)	715	24,024
Public Service Enterprise Group (A)	439	36,674
Sempra (A)	528	43,787
Southern (A)	950	79,752

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Vistra (A)	290	$48,729
WEC Energy Group (A)	296	29,381
Xcel Energy (A)	515	34,608
		1,066,439
TOTAL UNITED STATES		45,705,018
TOTAL COMMON STOCK (Cost $34,736,685)		46,022,723

PURCHASED OPTIONS — 0.2% (Cost $163,443)		85,999
TOTAL INVESTMENTS — 101.6% (Cost $34,900,128)		$46,108,722

WRITTEN OPTIONS— (1.7)% (Premiums Received $(795,988))		$(775,827)

Percentages are based on Net Assets of $45,387,649.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	11	$664,455	$570	02/21/25	$1,249
S&P 500 Index	75	45,303,975	5,705	02/21/25	84,750

Total Purchased Options		$45,968,430			$85,999

WRITTEN OPTIONS — (1.7)%
Call Options
Mini-SPX Index	(11)	$(664,455)	$600	02/21/25	$(11,952)
S&P 500 Index	(75)	(45,303,975)	6,005	02/21/25	(763,875)

Total Written Options		$(45,968,430)			$(775,827)

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $44,824,652.
(B)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$46,021,691	$—	$1,032	$46,022,723
Purchased Options	85,999	—	—	85,999
Total Investments in Securities	$46,107,690	$—	$1,032	$46,108,722

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(775,827)	$—	$—	$(775,827)
Total Other Financial Instruments	$(775,827)	$—	$—	$(775,827)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.9%
UNITED STATES — 101.9%
Communication Services — 2.1%
Verizon Communications	16,484	$649,305
Walt Disney	16,484	1,863,681
		2,512,986
Consumer Discretionary — 14.3%
Amazon.com *	16,484	3,917,917
Home Depot	16,484	6,791,078
McDonald’s	16,484	4,758,931
NIKE, Cl B	16,484	1,267,620
		16,735,546
Consumer Staples — 4.6%
Coca-Cola	16,484	1,046,404
Procter & Gamble	16,484	2,736,179
Walmart	16,484	1,618,070
		5,400,653
Energy — 2.1%
Chevron	16,484	2,459,248

Financials — 25.5%
American Express	16,484	5,232,846
Goldman Sachs Group	16,484	10,556,354
JPMorgan Chase	16,484	4,406,173
Travelers	16,484	4,041,547
Visa, Cl A	16,484	5,634,231
		29,871,151
Health Care — 15.2%
Amgen	16,484	4,704,863
Johnson & Johnson	16,484	2,508,041
Merck	16,484	1,628,949
UnitedHealth Group	16,484	8,942,405
		17,784,258
Industrials — 13.0%
3M	16,484	2,508,865
Boeing *	16,484	2,909,756

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	16,484	$6,122,817
Honeywell International	16,484	3,687,800
		15,229,238
Information Technology — 20.1%
Apple	16,484	3,890,224
Cisco Systems	16,484	998,930
International Business Machines	16,484	4,214,959
Microsoft	16,484	6,841,849
NVIDIA	16,484	1,979,234
Salesforce	16,484	5,632,583
		23,557,779
Materials — 5.0%
Sherwin-Williams	16,484	5,903,909

TOTAL UNITED STATES		119,454,768
TOTAL COMMON STOCK (Cost $93,033,660)		119,454,768
TOTAL INVESTMENTS — 101.9% (Cost $93,033,660)		$119,454,768

WRITTEN OPTIONS— (2.0)% (Premiums Received $(1,273,072))		$(2,392,793)

Percentages are based on Net Assets of $117,198,838.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.0)%
Call Options
Dow Jones Industrial Average	(2,681)	$(119,425,145)	$440	02/21/25	$(2,392,793)

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Dow 30 ® Covered Call ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $119,454,768.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$119,454,768	$—	$—	$119,454,768
Total Investments in Securities	$119,454,768	$—	$—	$119,454,768

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(2,392,793)	$—	$—	$(2,392,793)
Total Other Financial Instruments	$(2,392,793)	$—	$—	$(2,392,793)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.9%
Global X Russell 2000 ETF (A)(B)(C)	78,314	$6,974,535
TOTAL EXCHANGE TRADED FUND (Cost $6,293,193)		6,974,535
TOTAL INVESTMENTS — 100.9% (Cost $6,293,193)		$6,974,535

WRITTEN OPTIONS— (1.0)% (Premiums Received $(80,733))		$(70,756)

Percentages are based on Net Assets of $6,910,109.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
Cboe Mini-Russell 2000 Index	(12)	$(274,524)	$228	02/21/25	$(6,006)
Russell 2000 Index	(14)	(3,202,766)	2,285	02/21/25	(64,750)

Total Written Options		$(3,477,290)			$(70,756)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,550,894.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$6,974,535	$—	$—	$6,974,535
Total Investments in Securities	$6,974,535	$—	$—	$6,974,535

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(70,756)	$—	$—	$(70,756)
Total Other Financial Instruments	$(70,756)	$—	$—	$(70,756)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Global X Russell 2000 ETF

$6,442,062	$1,342,637	$(1,016,851)	$186,392	$20,295	$6,974,535	$42,021	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Financials Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.1%
Financial Select Sector SPDR Fund (A)(B)	46,620	$2,399,531
TOTAL EXCHANGE TRADED FUND (Cost $2,066,700)		2,399,531

COMMON STOCK — 47.7%
UNITED STATES — 47.7%
Financials — 47.7%
Aflac	148	15,892
Allstate	75	14,425
American Express	162	51,427
American International Group	187	13,774
Ameriprise Financial	29	15,757
Aon PLC, Cl A	62	22,991
Apollo Global Management	130	22,227
Arch Capital Group	107	9,958
Arthur J Gallagher	73	22,033
Assurant	14	3,013
Bank of America	1,959	90,702
Bank of New York Mellon	214	18,389
Berkshire Hathaway, Cl B *	539	252,613
BlackRock Funding	43	46,246
Blackstone	211	37,370
Brown & Brown	73	7,640
Capital One Financial	111	22,612
Cboe Global Markets	32	6,539
Charles Schwab	439	36,314
Chubb	109	29,635
Cincinnati Financial	48	6,578
Citigroup	562	45,764
Citizens Financial Group	139	6,612
CME Group, Cl A	105	24,835
Corpay *	19	7,229
Discover Financial Services	76	15,283
Erie Indemnity, Cl A	5	2,015
Everest Group	14	4,865
FactSet Research Systems	10	4,744
Fidelity National Information Services	159	12,954
Fifth Third Bancorp	193	8,552
Fiserv *	169	36,511
Franklin Resources	92	2,046

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Global Payments	77	$8,689
Globe Life	28	3,419
Goldman Sachs Group	92	58,917
Hartford Financial Services Group	85	9,482
Huntington Bancshares	443	7,620
Intercontinental Exchange	169	27,011
Invesco	145	2,788
Jack Henry & Associates	21	3,656
JPMorgan Chase	826	220,790
KeyCorp	254	4,567
KKR	197	32,913
Loews	56	4,785
M&T Bank	50	10,062
MarketAxess Holdings	12	2,648
Marsh & McLennan	145	31,448
Mastercard, Cl A	240	133,303
MetLife	171	14,793
Moody’s	46	22,974
Morgan Stanley	364	50,388
MSCI, Cl A	23	13,726
Nasdaq	119	9,798
Northern Trust	61	6,850
PayPal Holdings *	299	26,485
PNC Financial Services Group	118	23,712
Principal Financial Group	59	4,865
Progressive	171	42,141
Prudential Financial	103	12,438
Raymond James Financial	53	8,929
Regions Financial	280	6,899
S&P Global	93	48,491
State Street	85	8,638
Synchrony Financial	112	7,726
T Rowe Price Group	67	7,834
Travelers	65	15,937
Truist Financial	391	18,619
US Bancorp	459	21,931
Visa, Cl A	507	173,293
W R Berkley	88	5,177
Wells Fargo	972	76,594

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Willis Towers Watson PLC	30	$9,887
TOTAL UNITED STATES		2,117,768
TOTAL COMMON STOCK (Cost $1,808,274)		2,117,768
TOTAL INVESTMENTS — 101.8% (Cost $3,874,974)		$4,517,299

WRITTEN OPTIONS— (1.8)% (Premiums Received $(35,587))		$(81,026)

Percentages are based on Net Assets of $4,438,871.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.8)%
Call Options
The Financial Select Sector SPDR® Fund	(438)	$(2,254,386)	$50	02/21/25	$(81,026)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,254,386.
(B)	For financial information on the Financial Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,399,531	$—	$—	$2,399,531
Common Stock	2,117,768	—	—	2,117,768
Total Investments in Securities	$4,517,299	$—	$—	$4,517,299

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(81,026)	$—	$—	$(81,026)
Total Other Financial Instruments	$(81,026)	$—	$—	$(81,026)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Health Care Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.3%
Health Care Select Sector SPDR Fund (A)(B)	12,735	$1,870,390
TOTAL EXCHANGE TRADED FUND (Cost $1,732,896)		1,870,390

COMMON STOCK — 48.1%
UNITED STATES — 48.1%
Health Care — 48.1%
Abbott Laboratories	534	68,315
AbbVie	548	100,777
Agilent Technologies	88	13,334
Align Technology *	22	4,820
Amgen	167	47,665
Baxter International	154	5,014
Becton Dickinson	87	21,541
Biogen *	44	6,333
Bio-Techne	47	3,457
Boston Scientific *	455	46,574
Bristol-Myers Squibb	627	36,962
Cardinal Health	75	9,274
Cencora	54	13,727
Centene *	161	10,309
Charles River Laboratories International *	15	2,471
Cigna Group	85	25,008
Cooper *	60	5,793
CVS Health	391	22,084
Danaher	198	44,103
DaVita *	14	2,467
Dexcom *	126	10,941
Edwards Lifesciences *	184	13,331
Elevance Health	71	28,095
Eli Lilly	244	197,904
GE HealthCare Technologies	141	12,450
Gilead Sciences	385	37,422
HCA Healthcare	57	18,805
Henry Schein *	40	3,200
Hologic *	73	5,266
Humana	38	11,143
IDEXX Laboratories *	26	10,973
Incyte *	55	4,079
Insulet *	22	6,124

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	110	$62,907
IQVIA Holdings *	53	10,672
Johnson & Johnson	746	113,504
Labcorp Holdings	27	6,745
McKesson	40	23,790
Medtronic PLC	395	35,874
Merck	782	77,277
Mettler-Toledo International *	6	8,187
Moderna *	104	4,100
Molina Healthcare *	17	5,277
Pfizer	1,743	46,224
Quest Diagnostics	33	5,382
Regeneron Pharmaceuticals *	32	21,535
ResMed	45	10,628
Revvity	38	4,793
Solventum *	42	3,111
STERIS PLC	30	6,619
Stryker	107	41,868
Teleflex	14	2,523
Thermo Fisher Scientific	118	70,534
UnitedHealth Group	285	154,610
Universal Health Services, Cl B	18	3,394
Vertex Pharmaceuticals *	80	36,934
Viatris	365	4,117
Waters *	17	7,063
West Pharmaceutical Services	23	7,856
Zimmer Biomet Holdings	63	6,897
Zoetis, Cl A	140	23,926

TOTAL UNITED STATES		1,656,108
TOTAL COMMON STOCK (Cost $1,537,634)		1,656,108
TOTAL INVESTMENTS — 102.4% (Cost $3,270,530)		$3,526,498

WRITTEN OPTIONS— (2.4)% (Premiums Received $(29,828))		$(81,897)

Percentages are based on Net Assets of $3,445,511.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Health Care Covered Call & Growth ETF

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.4)%
Call Options
The Health Care Select Sector SPDR® Fund	(120)	$(1,762,440)	$141	02/21/25	$(81,897)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,762,440.
(B)	For financial information on the Health Care Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,870,390	$—	$—	$1,870,390
Common Stock	1,656,108	—	—	1,656,108
Total Investments in Securities	$3,526,498	$—	$—	$3,526,498

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(81,897)	$—	$—	$(81,897)
Total Other Financial Instruments	$(81,897)	$—	$—	$(81,897)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.0%
Technology Select Sector SPDR Fund (A)(B)	24,377	$5,626,455
TOTAL EXCHANGE TRADED FUND (Cost $4,993,013)		5,626,455

COMMON STOCK — 46.6%
CHINA — 0.3%
Information Technology — 0.3%
NXP Semiconductors	131	27,320

IRELAND — 1.2%
Information Technology — 1.2%
Accenture PLC, Cl A	325	125,109

SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity PLC	158	23,379

UNITED STATES — 44.9%
Information Technology — 44.9%
Adobe *	229	100,176
Advanced Micro Devices *	846	98,094
Akamai Technologies *	77	7,692
Amphenol, Cl A	628	44,450
Analog Devices	258	54,668
ANSYS *	43	15,071
Apple	3,025	713,900
Applied Materials	434	78,272
Arista Networks *	533	61,418
Autodesk *	115	35,804
Broadcom	1,239	274,154
Cadence Design Systems *	145	43,155
CDW	68	13,541
Cisco Systems	2,101	127,321
Cognizant Technology Solutions, Cl A	256	21,148
Corning	400	20,832
Crowdstrike Holdings, Cl A *	121	48,166
Dell Technologies, Cl C	151	15,644
Enphase Energy *	69	4,297

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
EPAM Systems *	29	$7,365
F5 *	29	8,621
Fair Isaac *	13	24,356
First Solar *	56	9,381
Fortinet *	329	33,190
Gartner *	38	20,628
Gen Digital	283	7,616
GoDaddy, Cl A *	72	15,311
Hewlett Packard Enterprise	678	14,367
HP	509	16,542
Intel	2,227	43,271
International Business Machines	489	125,037
Intuit	148	89,023
Jabil	60	9,745
Juniper Networks	169	5,891
Keysight Technologies *	92	16,408
KLA	69	50,939
Lam Research	678	54,952
Microchip Technology	280	15,204
Micron Technology	576	52,554
Microsoft	1,488	617,609
Monolithic Power Systems	26	16,572
Motorola Solutions	88	41,294
NetApp	104	12,698
NVIDIA	4,911	589,664
ON Semiconductor *	222	11,619
Oracle	854	145,231
Palantir Technologies, Cl A *	1,081	89,172
Palo Alto Networks *	345	63,625
PTC *	63	12,189
QUALCOMM	586	101,337
Roper Technologies	57	32,812
Salesforce	506	172,900
Seagate Technology Holdings	106	10,214
ServiceNow *	108	109,985
Skyworks Solutions	84	7,456
Super Micro Computer *	258	7,358
Synopsys *	83	43,615
Teledyne Technologies *	26	13,295

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	86	$9,958
Texas Instruments	486	89,720
Trimble *	127	9,520
Tyler Technologies *	24	14,439
VeriSign *	40	8,600
Western Digital *	167	10,877
Workday, Cl A *	112	29,351
Zebra Technologies, Cl A *	28	10,974

TOTAL UNITED STATES		4,680,288
TOTAL COMMON STOCK (Cost $4,452,567)		4,856,096
TOTAL INVESTMENTS — 100.6% (Cost $9,445,580)		$10,482,551

WRITTEN OPTIONS— (0.7)% (Premiums Received $(98,061))		$(72,635)

Percentages are based on Net Assets of $10,424,401.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
The Technology Select Sector SPDR® Fund	(227)	$(5,239,387)	$235	02/21/25	$(72,635)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $5,239,387.
(B)	For financial information on the Technology Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,626,455	$—	$—	$5,626,455
Common Stock	4,856,096	—	—	4,856,096
Total Investments in Securities	$10,482,551	$—	$—	$10,482,551

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(72,635)	$—	$—	$(72,635)
Total Other Financial Instruments	$(72,635)	$—	$—	$(72,635)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 102.0%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	10	$19,222

CHINA — 0.6%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	86	9,624

Information Technology — 0.3%
NXP Semiconductors	59	12,305

TOTAL CHINA		21,929
NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding	30	22,179

UNITED KINGDOM — 0.5%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	132	10,369

Health Care — 0.2%
AstraZeneca ADR	116	8,208

TOTAL UNITED KINGDOM		18,577
UNITED STATES — 99.6%
Communication Services — 13.1%
Alphabet, Cl A	424	86,504
Alphabet, Cl C	401	82,446
Charter Communications, Cl A *	26	8,983
Comcast, Cl A	750	25,245
Electronic Arts	78	9,587
Meta Platforms, Cl A	71	48,932
Netflix *	116	113,304
Take-Two Interactive Software *	49	9,090
T-Mobile US	218	50,787
Trade Desk, Cl A *	87	10,325

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	618	$6,452
		451,655
Consumer Discretionary — 11.1%
Airbnb, Cl A *	77	10,100
Amazon.com *	520	123,594
Booking Holdings	9	42,638
DoorDash, Cl A *	77	14,540
Lululemon Athletica *	34	14,083
Marriott International, Cl A	64	18,598
O’Reilly Automotive *	18	23,300
Ross Stores	83	12,496
Starbucks	221	23,797
Tesla *	249	100,745
		383,891
Consumer Staples — 3.7%
Costco Wholesale	53	51,934
Keurig Dr Pepper	235	7,543
Kraft Heinz	117	3,491
Mondelez International, Cl A	278	16,121
Monster Beverage *	80	3,897
PepsiCo	290	43,700
		126,686
Financials — 0.7%
PayPal Holdings *	260	23,031

Health Care — 5.1%
Amgen	103	29,398
Biogen *	32	4,606
Dexcom *	78	6,773
GE HealthCare Technologies	93	8,212
Gilead Sciences	251	24,397
IDEXX Laboratories *	22	9,285
Intuitive Surgical *	87	49,754
Regeneron Pharmaceuticals *	28	18,843
Vertex Pharmaceuticals *	58	26,777
		178,045

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 3.5%
Automatic Data Processing	112	$33,937
Cintas	102	20,458
Copart *	256	14,830
Fastenal	98	7,178
Old Dominion Freight Line	59	10,951
PACCAR	90	9,979
Paychex	92	13,586
Verisk Analytics, Cl A	37	10,635
		121,554
Information Technology — 60.0%
Adobe *	126	55,119
Advanced Micro Devices *	469	54,381
ANSYS *	26	9,113
Apple	1,578	372,408
Applied Materials	259	46,711
AppLovin, Cl A *	68	25,132
Atlassian, Cl A *	40	12,271
Autodesk *	59	18,369
Broadcom	724	160,199
Cadence Design Systems *	87	25,893
CDW	48	9,559
Cisco Systems	1,193	72,296
Cognizant Technology Solutions, Cl A	133	10,987
Crowdstrike Holdings, Cl A *	57	22,690
Datadog, Cl A *	82	11,702
Fortinet *	204	20,580
GLOBALFOUNDRIES *	147	6,096
Intel	1,170	22,733
Intuit	72	43,309
KLA	35	25,838
Lam Research	393	31,853
Marvell Technology	229	25,845
Microchip Technology	68	3,692
Micron Technology	262	23,905
Microsoft	861	357,367
MicroStrategy, Cl A *	33	11,048
MongoDB, Cl A *	20	5,466
NVIDIA	2,985	358,409

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	94	$4,920
Palantir Technologies, Cl A *	417	34,398
Palo Alto Networks *	191	35,224
QUALCOMM	341	58,969
Roper Technologies	25	14,391
Synopsys *	44	23,121
Texas Instruments	180	33,230
Workday, Cl A *	53	13,889
Zscaler *	40	8,104
		2,069,217
Materials — 1.9%
Linde PLC	149	66,472

Real Estate — 0.2%
CoStar Group *	90	6,894

Utilities — 0.3%
Exelon	231	9,240

TOTAL UNITED STATES		3,436,685
TOTAL COMMON STOCK (Cost $2,834,262)		3,518,592
TOTAL INVESTMENTS — 102.0% (Cost $2,834,262)		$3,518,592

WRITTEN OPTIONS— (2.0)% (Premiums Received $(82,468))		$(67,980)

Percentages are based on Net Assets of $3,450,702.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Nasdaq 100 ESG Covered Call ETF

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.0)%
Call Options
Nasdaq-100	(1)	$(2,147,805)	$21,450	02/21/25	$(40,260)
Nasdaq-100 Micro Index	(63)	(1,353,114)	214	02/21/25	(27,720)

Total Written Options		$(3,500,919)			$(67,980)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,518,592.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,518,592	$—	$—	$3,518,592
Total Investments in Securities	$3,518,592	$—	$—	$3,518,592

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(67,980)	$—	$—	$(67,980)
Total Other Financial Instruments	$(67,980)	$—	$—	$(67,980)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 100.8%
IRELAND — 0.7%
Information Technology — 0.7%
Accenture PLC, Cl A	46	$17,708

JERSEY — 0.0%
Utilities — 0.0%
Aptive PLC *	17	1,061

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	22	3,255

UNITED STATES — 100.0%
Communication Services — 8.2%
Alphabet, Cl A	422	86,096
Alphabet, Cl C	343	70,521
AT&T	520	12,340
Comcast, Cl A	277	9,324
Electronic Arts	18	2,212
Interpublic Group	27	774
News, Cl A	27	759
News, Cl B	9	285
Omnicom Group	14	1,215
Paramount Global, Cl B	39	424
Take-Two Interactive Software *	11	2,041
T-Mobile US	36	8,387
Walt Disney	131	14,811
		209,189
Consumer Discretionary — 8.7%
Best Buy	14	1,202
BorgWarner	16	510
Caesars Entertainment *	15	541
CarMax *	11	942
Carnival *	75	2,075
Chipotle Mexican Grill, Cl A *	99	5,777
Deckers Outdoor *	11	1,951
DR Horton	21	2,980
eBay	33	2,227

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	9	$1,539
General Motors	79	3,907
Genuine Parts	10	1,162
Hasbro	10	578
Hilton Worldwide Holdings	18	4,609
Home Depot	71	29,251
Las Vegas Sands	26	1,192
LKQ	21	785
Lowe’s	41	10,662
Lululemon Athletica *	8	3,314
Marriott International, Cl A	17	4,940
McDonald’s	51	14,724
MGM Resorts International *	19	655
Mohawk Industries *	3	367
NIKE, Cl B	87	6,690
Norwegian Cruise Line Holdings *	30	850
Pool	2	688
PulteGroup	14	1,593
Ralph Lauren, Cl A	2	499
Ross Stores	23	3,463
Royal Caribbean Cruises	18	4,799
Starbucks	82	8,830
Tapestry	17	1,240
Tesla *	201	81,325
TJX	81	10,108
Tractor Supply	38	2,066
Ulta Beauty *	3	1,236
Wynn Resorts	7	608
Yum! Brands	20	2,610
		222,495
Consumer Staples — 6.5%
Archer-Daniels-Midland	33	1,691
Campbell Soup	15	582
Coca-Cola	281	17,838
Colgate-Palmolive	59	5,115
Conagra Brands	33	854
Costco Wholesale	32	31,356
Estee Lauder, Cl A	17	1,418

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
General Mills	40	$2,406
Hershey	11	1,642
Hormel Foods	20	600
J M Smucker	9	962
Kellanova	19	1,553
Keurig Dr Pepper	81	2,600
Kraft Heinz	62	1,850
Kroger	48	2,959
Lamb Weston Holdings	11	659
McCormick	19	1,467
Molson Coors Beverage, Cl B	13	712
Mondelez International, Cl A	97	5,625
PepsiCo	100	15,069
Procter & Gamble	170	28,218
Sysco	36	2,625
Target	33	4,551
Tyson Foods, Cl A	22	1,243
Walgreens Boots Alliance	48	493
Walmart	314	30,822
		164,910
Energy — 3.8%
Baker Hughes, Cl A	71	3,279
Chevron	121	18,052
Devon Energy	47	1,603
Diamondback Energy	12	1,972
EQT	42	2,147
Exxon Mobil	318	33,972
Halliburton	62	1,613
Hess	20	2,780
Kinder Morgan	139	3,820
Marathon Petroleum	22	3,206
Occidental Petroleum	49	2,286
ONEOK	42	4,081
Phillips 66	30	3,536
Schlumberger	101	4,068
Targa Resources	17	3,346
Valero Energy	23	3,059

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	88	$4,878
		97,698
Financials — 15.7%
Aflac	37	3,973
Allstate	19	3,654
American Express	40	12,698
American International Group	46	3,388
Ameriprise Financial	8	4,347
Aon PLC, Cl A	17	6,304
Arch Capital Group	27	2,513
Arthur J Gallagher	18	5,433
Assurant	3	646
Bank of America	484	22,409
Bank of New York Mellon	52	4,468
BlackRock Funding	10	10,755
Capital One Financial	28	5,704
Cboe Global Markets	8	1,635
Charles Schwab	109	9,016
Chubb	28	7,613
Citigroup	138	11,237
Citizens Financial Group	31	1,475
CME Group, Cl A	27	6,386
Corpay *	6	2,283
Discover Financial Services	18	3,620
Everest Group	2	695
FactSet Research Systems	2	949
Fidelity National Information Services	39	3,177
Fifth Third Bancorp	48	2,127
Fiserv *	41	8,858
Franklin Resources	20	445
Global Payments	19	2,144
Globe Life	7	855
Goldman Sachs Group	22	14,089
Hartford Financial Services Group	21	2,342
Huntington Bancshares	105	1,806
Intercontinental Exchange	41	6,553
Invesco	30	577
Jack Henry & Associates	6	1,044

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase	203	$54,262
KeyCorp	70	1,259
M&T Bank	12	2,415
MarketAxess Holdings	2	441
Marsh & McLennan	36	7,808
Mastercard, Cl A	59	32,770
MetLife	41	3,547
Moody’s	11	5,494
Morgan Stanley	90	12,459
MSCI, Cl A	7	4,177
Nasdaq	31	2,552
Northern Trust	13	1,460
PayPal Holdings *	72	6,378
PNC Financial Services Group	29	5,827
Principal Financial Group	17	1,402
Prudential Financial	26	3,140
Raymond James Financial	12	2,022
Regions Financial	66	1,626
S&P Global	22	11,471
State Street	22	2,236
Synchrony Financial	28	1,931
T Rowe Price Group	17	1,988
Travelers	17	4,168
Truist Financial	97	4,619
US Bancorp	112	5,351
Visa, Cl A	124	42,383
Willis Towers Watson PLC	8	2,636
		401,040
Health Care — 10.9%
Abbott Laboratories	127	16,247
AbbVie	128	23,539
Agilent Technologies	20	3,030
Amgen	39	11,131
Baxter International	37	1,205
Becton Dickinson	21	5,200
Biogen *	11	1,583
Boston Scientific *	107	10,953
Bristol-Myers Squibb	148	8,725

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cardinal Health	18	$2,226
Cencora	12	3,051
Centene *	37	2,369
Charles River Laboratories International *	3	494
Cigna Group	20	5,884
CVS Health	91	5,140
Danaher	47	10,469
DaVita *	2	352
Edwards Lifesciences *	42	3,043
Elevance Health	17	6,727
Eli Lilly	58	47,043
Gilead Sciences	90	8,748
Hologic *	17	1,226
Humana	9	2,639
IDEXX Laboratories *	7	2,954
Incyte *	12	890
Medtronic PLC	92	8,356
Merck	183	18,084
Mettler-Toledo International *	1	1,364
Moderna *	26	1,025
Quest Diagnostics	9	1,468
Regeneron Pharmaceuticals *	8	5,384
ResMed	10	2,362
Revvity	10	1,261
Stryker	24	9,391
Teleflex	3	541
UnitedHealth Group	67	36,347
Waters *	3	1,246
Zimmer Biomet Holdings	13	1,423
Zoetis, Cl A	32	5,469
		278,589
Industrials — 7.8%
Allegion PLC	7	929
AMETEK	17	3,138
Automatic Data Processing	30	9,090
Axon Enterprise *	6	3,913
Broadridge Financial Solutions	9	2,144
Carrier Global	60	3,923

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	34	$12,629
CH Robinson Worldwide	9	895
Cintas	24	4,814
CSX	139	4,569
Cummins	10	3,563
Dayforce *	11	778
Deere	19	9,055
Delta Air Lines	47	3,162
Dover	10	2,037
Eaton PLC	29	9,467
Emerson Electric	41	5,328
Fortive	26	2,115
General Electric	79	16,082
Hubbell, Cl B	3	1,269
IDEX	6	1,346
Illinois Tool Works	20	5,183
Ingersoll Rand	29	2,720
JB Hunt Transport Services	7	1,199
Johnson Controls International	48	3,744
Masco	16	1,268
Norfolk Southern	17	4,340
Otis Worldwide	29	2,767
PACCAR	38	4,213
Parker-Hannifin	9	6,363
Paychex	22	3,249
Pentair PLC	12	1,244
Quanta Services	10	3,076
Republic Services, Cl A	14	3,036
Rockwell Automation	8	2,227
Stanley Black & Decker	11	969
Trane Technologies PLC	17	6,167
Uber Technologies *	152	10,161
Union Pacific	43	10,655
United Parcel Service, Cl B	52	5,940
United Rentals	4	3,032
Verisk Analytics, Cl A	10	2,874
Waste Management	27	5,947
Westinghouse Air Brake Technologies	12	2,495
WW Grainger	3	3,188

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	18	$2,233
		198,536
Information Technology — 32.5%
Adobe *	31	13,561
Advanced Micro Devices *	118	13,682
Akamai Technologies *	11	1,099
Apple	1,092	257,712
Applied Materials	60	10,821
Autodesk *	16	4,982
Cisco Systems	290	17,574
Hewlett Packard Enterprise	92	1,950
HP	69	2,243
Intel	311	6,043
KLA	10	7,382
Lam Research	92	7,457
Micron Technology	80	7,299
Microsoft	538	223,302
NVIDIA	1,772	212,764
ON Semiconductor *	32	1,675
QUALCOMM	80	13,834
Salesforce	69	23,577
Western Digital *	24	1,563
		828,520
Materials — 2.3%
Air Products & Chemicals	17	5,699
Albemarle	10	842
Amcor PLC	101	982
Avery Dennison	7	1,300
Ball	22	1,225
CF Industries Holdings	13	1,199
Corteva	49	3,198
Dow	50	1,952
Ecolab	19	4,754
FMC	10	558
Freeport-McMoRan	103	3,693
International Flavors & Fragrances	19	1,655
Linde PLC	34	15,168

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	20	$1,514
Mosaic	21	586
Newmont	81	3,460
PPG Industries	17	1,961
Sherwin-Williams	17	6,089
Smurfit WestRock	36	1,911
		57,746
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	11	1,071
American Tower ‡	33	6,103
AvalonBay Communities ‡	10	2,215
BXP ‡	10	731
CBRE Group, Cl A *	22	3,184
CoStar Group *	31	2,375
Digital Realty Trust ‡	22	3,605
Equinix ‡	8	7,309
Equity Residential ‡	23	1,625
Extra Space Storage ‡	16	2,464
Federal Realty Investment Trust ‡	7	760
Healthpeak Properties ‡	49	1,012
Host Hotels & Resorts ‡	49	819
Iron Mountain ‡	21	2,133
Kimco Realty ‡	48	1,078
ProLogis ‡	68	8,109
Public Storage ‡	11	3,283
Regency Centers ‡	12	862
SBA Communications, Cl A ‡	8	1,580
UDR ‡	21	877
Ventas ‡	30	1,813
Welltower ‡	42	5,732
Weyerhaeuser ‡	51	1,562
		60,302
Utilities — 1.2%
American Water Works	14	1,745
Consolidated Edison	26	2,437
Edison International	28	1,512
Entergy	31	2,514

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	27	$1,557
Exelon	72	2,880
NextEra Energy	149	10,662
Public Service Enterprise Group	37	3,091
Sempra	47	3,898
		30,296
TOTAL UNITED STATES		2,549,321
TOTAL COMMON STOCK (Cost $2,253,696)		2,571,345
TOTAL INVESTMENTS — 100.8% (Cost $2,253,696)		$2,571,345

WRITTEN OPTIONS— (0.8)% (Premiums Received $(31,886))		$(19,200)

Percentages are based on Net Assets of $2,550,763.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.8)%
Call Options
S&P 500 ESG Index	(48)	$(2,520,144)	$530	02/21/25	$(19,200)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,571,345.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 ESG Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,571,345	$—	$—	$2,571,345
Total Investments in Securities	$2,571,345	$—	$—	$2,571,345

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(19,200)	$—	$—	$(19,200)
Total Other Financial Instruments	$(19,200)	$—	$—	$(19,200)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.9%
UNITED STATES — 100.9%
Communication Services — 2.1%
Verizon Communications	263	$10,359
Walt Disney (A)	263	29,735
		40,094
Consumer Discretionary — 14.1%
Amazon.com *(A)	263	62,510
Home Depot (A)	263	108,351
McDonald’s	263	75,928
NIKE, Cl B	263	20,224
		267,013
Consumer Staples — 4.6%
Coca-Cola (A)	263	16,695
Procter & Gamble	263	43,656
Walmart	263	25,816
		86,167
Energy — 2.1%
Chevron (A)	263	39,237

Financials — 25.2%
American Express (A)	263	83,489
Goldman Sachs Group (A)	263	168,425
JPMorgan Chase	263	70,300
Travelers	263	64,482
Visa, Cl A	263	89,894
		476,590
Health Care — 15.0%
Amgen (A)	263	75,066
Johnson & Johnson	263	40,015
Merck	263	25,990
UnitedHealth Group	263	142,675
		283,746
Industrials — 12.9%
3M	263	40,029
Boeing *(A)	263	46,425

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	263	$97,689
Honeywell International (A)	263	58,838
		242,981
Information Technology — 19.9%
Apple (A)	263	62,068
Cisco Systems (A)	263	15,938
International Business Machines (A)	263	67,249
Microsoft (A)	263	109,161
NVIDIA	263	31,578
Salesforce	263	89,867
		375,861
Materials — 5.0%
Sherwin-Williams	263	94,196

TOTAL UNITED STATES		1,905,885
TOTAL COMMON STOCK (Cost $1,535,528)		1,905,885

EXCHANGE TRADED FUND — 0.0%
Global X Dow 30 Covered Call ETF (B)	20	459
TOTAL EXCHANGE TRADED FUND (Cost $468)		459
TOTAL INVESTMENTS — 100.9% (Cost $1,535,996)		$1,906,344

WRITTEN OPTIONS— (1.0)% (Premiums Received $(9,512))		$(18,743)

Percentages are based on Net Assets of $1,889,470.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
Dow Jones Industrial Average	(21)	$(935,445)	$440	02/21/25	$(18,743)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,040,875.
(B)	Affiliated investment.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,905,885	$—	$—	$1,905,885
Exchange Traded Fund	459	—	—	459
Total Investments in Securities	$1,906,344	$—	$—	$1,906,344

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(18,743)	$—	$—	$(18,743)
Total Other Financial Instruments	$(18,743)	$—	$—	$(18,743)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Global X Dow 30 Covered Call ETF

$—	$6,931	$(6,312)	$(9)	$(151)	$459	$166	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI Emerging Markets Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 102.7%
iShares Core MSCI Emerging Markets ETF (A)(B)	51,400	$2,723,686

TOTAL EXCHANGE TRADED FUND (Cost $2,665,451)		2,723,686
TOTAL INVESTMENTS — 102.7% (Cost $2,665,451)		$2,723,686

WRITTEN OPTIONS— (2.8)% (Premiums Received $(60,589))		$(74,266)

Percentages are based on Net Assets of $2,652,264.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.8)%
Call Options
iShares Core MSCI Emerging Markets ETF	(512)	$(2,713,088)	$52	02/21/25	$(74,266)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,209,683.
(B)	For financial information on the iShares Core MSCI Emerging Markets ETF, please go to the Fund’s website at https://www.ishares.com/us.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MSCI Emerging Markets Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,723,686	$—	$—	$2,723,686
Total Investments in Securities	$2,723,686	$—	$—	$2,723,686

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(74,266)	$—	$—	$(74,266)
Total Other Financial Instruments	$(74,266)	$—	$—	$(74,266)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 Quality Dividend Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 103.2%
Global X S&P 500 Quality Dividend ETF (A)(B)(C)	29,135	$1,024,663
TOTAL EXCHANGE TRADED FUND (Cost $970,448)		1,024,663
TOTAL INVESTMENTS — 103.2% (Cost $970,448)		$1,024,663

WRITTEN OPTIONS— (3.4)% (Premiums Received $(16,095))		$(33,428)

Percentages are based on Net Assets of $993,007.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.4)%
Call Options
Global X S&P 500 Quality Dividend ETF	(290)	$(1,019,930)	$35	02/21/25	$(33,428)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,019,916.
(B)	For financial information on the Global X S&P 500 Quality Dividend ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X S&P 500 Quality Dividend Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,024,663	$—	$—	$1,024,663
Total Investments in Securities	$1,024,663	$—	$—	$1,024,663

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(33,428)	$—	$—	$(33,428)
Total Other Financial Instruments	$(33,428)	$—	$—	$(33,428)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Global X S&P 500 Quality Dividend ETF

$1,031,042	$38,756	$(32,831)	$(11,151)	$(1,153)	$1,024,663	$7,321	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.4%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	146,550	$9,175,496
TOTAL EXCHANGE TRADED FUND (Cost $8,820,498)		9,175,496
TOTAL INVESTMENTS — 100.4% (Cost $8,820,498)		$9,175,496

WRITTEN OPTIONS— (0.6)% (Premiums Received $(176,839))		$(51,424)

Percentages are based on Net Assets of $9,137,235.

A list of exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
Global X MLP & Energy Infrastructure ETF	(1,463)	$(9,159,843)	$65	02/21/25	$(51,424)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $9,175,496.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	January 31, 2025 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,175,496	$—	$—	$9,175,496
Total Investments in Securities	$9,175,496	$—	$—	$9,175,496

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(51,424)	$—	$—	$(51,424)
Total Other Financial Instruments	$(51,424)	$—	$—	$(51,424)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF

$2,563,166	$8,845,441	$(2,592,034)	$13,185	$345,738	$9,175,496	$37,222	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2025 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

GLX-QH-011-0200

Consolidated Schedule of Investments	January 31, 2025 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 81.4%
Global X 1-3 Month T-Bill ETF (A)	108,400	$10,888,780
Global X Blockchain ETF (A)(D)	321,800	17,486,612
TOTAL EXCHANGE TRADED FUNDS (Cost $28,446,896)		28,375,392

	Face Amount
U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bills
4.256%, 04/03/25^(B)(C)	$1,500,000	1,489,610
4.250%, 04/10/25^(B)(C)	1,500,000	1,488,464
4.228%, 04/24/25^(B)(C)	1,000,000	990,704
		3,968,778
TOTAL U.S TREASURY OBLIGATIONS (Cost $3,967,841)		3,968,778
TOTAL INVESTMENTS — 92.8% (Cost $32,414,737)		$32,344,170

Percentages are based on Net Assets of $34,856,534.

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	34	Feb-2025	$17,431,267	$17,356,150	$(75,117)

^	Security, or a portion thereof, is held by the Global X Bitcoin Strategy Subsidiary I, as of January 31, 2025.
(A)	Affiliated investment.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	Security, or a portion thereof, has been pledged as collateral on futures contracts. The total market value of such securities as of January 31, 2025 was $3,968,778.
(D)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

Consolidated Schedule of Investments	January 31, 2025 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,375,392	$—	$—	$28,375,392
U.S. Treasury Obligations	—	3,968,778	—	3,968,778
Total Investments in Securities	$28,375,392	$3,968,778	$—	$32,344,170

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(75,117)	$—	$—	$(75,117)
Total Other Financial Instruments	$(75,117)	$—	$—	$(75,117)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$8,136,450	$5,301,133	$(2,557,321)	$8,112	$406	$10,888,780	$106,551	$—
Global X Blockchain ETF
13,537,950	8,484,294	(5,816,360)	(1,139,245)	2,419,973	17,486,612	845,873	—
Totals:
$21,674,400	$13,785,427	$(8,373,681)	$(1,131,133)	$2,420,379	$28,375,392	$952,424	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	January 31, 2025 (Unaudited)
Global X Bitcoin Trend Strategy ETF

	Shares	Value
EXCHANGE TRADED FUND — 70.0%
Global X 1-3 Month T-Bill ETF (A)(B)(C)	29,880	$3,001,446

TOTAL EXCHANGE TRADED FUND (Cost $2,999,305)		3,001,446

	Face Amount
U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bills
4.252%, 04/10/25^(D)(F)	$200,000	198,462
4.229%, 04/24/25^(D)(F)	200,000	198,141
		396,603
TOTAL U.S TREASURY OBLIGATIONS (Cost $396,504)		396,603

	Shares
SHORT-TERM INVESTMENT(E)(G) — 6.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.310% (Cost $282,860)	282,860	282,860

	Face Amount
REPURCHASE AGREEMENT(E) — 8.9%
RBC Capital Markets 4.230%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $383,135 (collateralized by a U.S. Treasury Obligations, par value $426,547, 1.250%, 03/31/2028, with a total market value of $390,824) (Cost $383,000)	$383,000	383,000
TOTAL INVESTMENTS — 94.8% (Cost $4,061,669)		$4,063,909

Percentages are based on Net Assets of $4,287,703.

Consolidated Schedule of Investments	January 31, 2025 (Unaudited)
Global X Bitcoin Trend Strategy ETF

A list of the open futures contracts held by the Fund at January 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	6	Feb-2025	$3,148,404	$3,062,850	$(85,554)

^	Security, or a portion thereof, is held by the Global X Bitcoin Trend Strategy Subsidiary Limited, as of January 31, 2025.
(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	This security or a partial position of this security is on loan at January 31, 2025. The total market value of securities on loan at January 31, 2025 was $652,925.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $665,860. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $0.
(F)	Security, or a portion thereof, has been pledged as collateral on futures contracts. The total market value of such securities as of January 31, 2025 was $396,603.
(G)	The rate reported on the Consolidated Schedule of Investments is the 7-day effective yield as of January 31, 2025.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,001,446	$—	$—	$3,001,446
U.S. Treasury Obligations	—	396,603	—	396,603
Short-Term Investment	282,860	—	—	282,860
Repurchase Agreement	—	383,000	—	383,000
Total Investments in Securities	$3,284,306	$779,603	$—	$4,063,909

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(85,554)	$—	$—	$(85,554)
Total Other Financial Instruments	$(85,554)	$—	$—	$(85,554)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Consolidated Schedule of Investments	January 31, 2025 (Unaudited)
Global X Bitcoin Trend Strategy ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,215,445	$2,103,636	$(318,161)	$193	$333	$3,001,446	$16,083	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

January 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in preceding Consolidated Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GLX-QH-010-0700